ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
1M	—	1 Month
1Y	—	1 Year
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ASX	—	Australian Securities Exchange
BBR FRA	—	Bank Bill Rate FRA
BBSW	—	Bank Bill Swap Rate
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	Crest Depository Interest
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligation
CMBX	—	A group of indexes made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
CVA	—	Dutch Certificate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
HIBOR	—	Hong Kong Interbank Offered Rate
ICE LIBOR	—	Intercontinental Exchange London Interbank Offered Rate
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
KWCDC	—	KRW Certificates of Deposits
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIBOR	—	Mumbai Interbank Offered Rate
NIBOR	—	Norwegian Interbank Offered Rate
NSA	—	Not Seasonally Adjusted
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
SONIA	—	Sterling Overnight Index Average Rate
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard and Poor's Depositary
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
TIIE	—	The Equilibrium Interbank Interest Rate
US CPI	—	U.S. Consumer Price Index
UK RPI	—	UK Retail Price Index
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2019, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$251,155,463	25.66%
Medium-Duration Bond	260,708,678	15.24
Extended-Duration Bond	13,475,725	5.23
Global Bond	104,480,618	18.19
Defensive Market Strategies	86,750,818	7.32
International Equity Index	6,403,944	0.97
International Equity	2,880,300	0.24
Emerging Markets Equity	9,275,295	1.94
Global Real Estate Securities	1,006,187	0.39
Strategic Alternatives	42,737,998	10.94

INVESTMENT FOOTNOTES:
π	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
‡	—	Security represents underlying investment on open options contracts.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of September 30, 2019. Maturity date for money market instruments is the date of the next interest rate reset.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of September 30, 2019.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 1 in Notes to Schedules of Investments).
Ø	—	7-day current yield as of September 30, 2019 is disclosed.
Ψ	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of September 30, 2019, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Medium-Duration Bond	$2,421,130	0.14%
Global Bond	11,667	0.00
Small Cap Equity	1,956,000	0.35
International Equity(1)	—	—

(1) Value of securities and percentage of net assets was zero at September 30, 2019.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(X)	—	Par is denominated in Colombian Pesos (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZA)	—	Par is denominated in Argentine Pesos (ARS).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
BOFA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SBNY	—	Counterparty to contract is Signature Bank.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is West Banc.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
INDEX DEFINITIONS:
The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).
The Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the flagship US Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.
The Bloomberg Barclays US Long Government/Credit Bond Index is a long maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The Bloomberg Barclays US Intermediate Government/Credit Bond Index is an intermediate maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The FTSE 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market, consisting of the last three three-month Treasury bill issues.
The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products.
The ICE BofAML 0-3 Month U.S. Treasury Bill Index is a subset of ICE BofAML U.S. Treasury Bill Index including all securities with a remaining term to final maturity less than 3 months.
The ICE BofAML 1-3 Year U.S. Treasury Index is a subset of The ICE BofAML U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 years.
The ICE BofAML U.S. 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
The J.P. Morgan Emerging Markets Bond Index (EMBI) Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds and traded loans issued by sovereign entities.
The MSCI ACWI (All Country World Index) ex USA Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (excluding U.S.) and emerging markets.
The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.
The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.
The Russell 3000® Index is composed of approximately 3,000 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.
The S&P 500® Index is a market capitalization-weighted equity index composed of approximately 500 U.S. companies representing all major industries. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of its constituents.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	6,800,601	$6,800,601
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,298,451	97,945,210
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,870,370	166,099,255
GuideStone Global Bond Fund (Institutional Class)∞	6,652,314	66,390,095
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	5,356,644	71,243,362
GuideStone Equity Index Fund (Institutional Class)∞	3,340,502	110,203,152
GuideStone Small Cap Equity Fund (Institutional Class)∞	699,208	10,544,063
GuideStone International Equity Index Fund (Institutional Class)∞	6,273,860	65,185,408
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,917,641	17,910,769
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	528,409	$5,638,123
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,972,175	30,435,072
Total Mutual Funds (Cost $626,321,075)		648,395,110

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $199,350)	$200,000	199,493
TOTAL INVESTMENTS — 99.9% (Cost $626,520,425)		648,594,603
Other Assets in Excess of Liabilities — 0.1%		519,827
NET ASSETS — 100.0%		$649,114,430

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2019	23	$2,997,188	$(15,656)
10-Year U.S. Treasury Note	12/2019	11	1,638,175	(19,494)
MSCI EAFE Index E-Mini	12/2019	5	250,475	(5,389)
MSCI Emerging Markets E-Mini	12/2019	8	759,360	(4,318)
Total Futures Contracts outstanding at September 30, 2019			$5,645,198	$(44,857)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$648,395,110	$648,395,110	$—	$—
U.S. Treasury Obligation	199,493	—	199,493	—
Total Assets - Investments in Securities	$648,594,603	$648,395,110	$199,493	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(44,857)	(44,857)	—	—
Total Liabilities - Other Financial Instruments	$(44,857)	$(44,857)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	23,283,151	$23,283,151
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,244,743	70,384,457
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	22,200,458	339,223,003
GuideStone Global Bond Fund (Institutional Class)∞	10,250,399	102,298,978
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	11,039,689	146,827,870
GuideStone Equity Index Fund (Institutional Class)∞	9,744,779	321,480,255
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,095,853	31,605,457
GuideStone International Equity Index Fund (Institutional Class)∞	17,796,007	184,900,510
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,440,211	50,811,571
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,450,141	$15,473,007
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,429,257	35,115,591
Total Mutual Funds (Cost $1,270,398,014)		1,321,403,850

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $598,049)	$600,000	598,479
TOTAL INVESTMENTS — 100.0% (Cost $1,270,996,063)		1,322,002,329
Liabilities in Excess of Other Assets — (0.0)%		(236,645)
NET ASSETS — 100.0%		$1,321,765,684

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2019	64	$8,340,000	$(72,578)
MSCI EAFE Index E-Mini	12/2019	42	3,986,640	(27,351)
MSCI Emerging Markets E-Mini	12/2019	20	1,001,900	(23,025)
S&P 500® E-Mini	12/2019	44	6,552,700	(77,977)
Total Futures Contracts outstanding at September 30, 2019			$19,881,240	$(200,931)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,321,403,850	$1,321,403,850	$—	$—
U.S. Treasury Obligation	598,479	—	598,479	—
Total Assets - Investments in Securities	$1,322,002,329	$1,321,403,850	$598,479	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(200,931)	(200,931)	—	—
Total Liabilities - Other Financial Instruments	$(200,931)	$(200,931)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	19,754,973	$19,754,973
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	9,694,296	148,128,844
GuideStone Global Bond Fund (Institutional Class)∞	3,659,630	36,523,105
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	3,745,882	49,820,232
GuideStone Equity Index Fund (Institutional Class)∞	9,477,687	312,668,880
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,049,584	30,907,732
GuideStone International Equity Index Fund (Institutional Class)∞	17,305,755	179,806,793
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,341,574	49,890,305
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,231,948	$13,144,881
Total Mutual Funds (Cost $806,213,658)		840,645,745

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $747,562)	$750,000	748,099
TOTAL INVESTMENTS — 100.0% (Cost $806,961,220)		841,393,844
Other Assets in Excess of Liabilities — 0.0%		190,198
NET ASSETS — 100.0%		$841,584,042

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2019	35	$4,560,938	$(35,037)
MSCI EAFE Index E-Mini	12/2019	50	4,746,000	(31,494)
MSCI Emerging Markets E-Mini	12/2019	24	1,202,280	(28,021)
S&P 500® E-Mini	12/2019	61	9,084,425	(89,714)
Total Futures Contracts outstanding at September 30, 2019			$19,593,643	$(184,266)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$840,645,745	$840,645,745	$—	$—
U.S. Treasury Obligation	748,099	—	748,099	—
Total Assets - Investments in Securities	$841,393,844	$840,645,745	$748,099	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(184,266)	(184,266)	—	—
Total Liabilities - Other Financial Instruments	$(184,266)	$(184,266)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	14,407,891	$14,407,892
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	3,363,644	51,396,486
GuideStone Global Bond Fund (Institutional Class)∞	1,244,530	12,420,410
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	2,327,826	30,960,086
GuideStone Equity Index Fund (Institutional Class)∞	8,435,969	278,302,612
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,834,626	27,666,167
GuideStone International Equity Index Fund (Institutional Class)∞	15,422,581	160,240,614
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,841,636	45,220,879
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,031,190	$11,002,793
Total Mutual Funds (Cost $604,877,941)		631,617,939

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $647,887)	$650,000	648,353
TOTAL INVESTMENTS — 99.9% (Cost $605,525,828)		632,266,292
Other Assets in Excess of Liabilities — 0.1%		471,463
NET ASSETS — 100.0%		$632,737,755

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2019	11	$1,433,438	$(12,474)
MSCI EAFE Index E-Mini	12/2019	39	3,701,880	(25,798)
MSCI Emerging Markets E-Mini	12/2019	24	1,202,280	(28,021)
S&P 500® E-Mini	12/2019	50	7,446,250	(88,610)
Total Futures Contracts outstanding at September 30, 2019			$13,783,848	$(154,903)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$631,617,939	$631,617,939	$—	$—
U.S. Treasury Obligation	648,353	—	648,353	—
Total Assets - Investments in Securities	$632,266,292	$631,617,939	$648,353	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(154,903)	(154,903)	—	—
Total Liabilities - Other Financial Instruments	$(154,903)	$(154,903)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	4,232,368	$4,232,368
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	692,399	10,579,858
GuideStone Global Bond Fund (Institutional Class)∞	263,463	2,629,356
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	708,985	9,429,503
GuideStone Equity Index Fund (Institutional Class)∞	2,668,477	88,033,072
GuideStone Small Cap Equity Fund (Institutional Class)∞	570,124	8,597,463
GuideStone International Equity Index Fund (Institutional Class)∞	4,820,192	50,081,793
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,499,707	14,007,266
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	330,841	$3,530,071
Total Mutual Funds (Cost $185,578,650)		191,120,750

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.03%, 01/16/20Ω‡‡ (Cost $198,801)	$200,000	198,939
TOTAL INVESTMENTS — 100.0% (Cost $185,777,451)		191,319,689
Other Assets in Excess of Liabilities — 0.0%		259
NET ASSETS — 100.0%		$191,319,948

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2019	2	$260,625	$(2,269)
MSCI EAFE Index E-Mini	12/2019	14	1,328,880	(8,347)
MSCI Emerging Markets E-Mini	12/2019	7	350,665	(8,179)
S&P 500® E-Mini	12/2019	15	2,233,875	(17,463)
Total Futures Contracts outstanding at September 30, 2019			$4,174,045	$(36,258)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$191,120,750	$191,120,750	$—	$—
U.S. Treasury Obligation	198,939	—	198,939	—
Total Assets - Investments in Securities	$191,319,689	$191,120,750	$198,939	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(36,258)	(36,258)	—	—
Total Liabilities - Other Financial Instruments	$(36,258)	$(36,258)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	7,440,133	$7,440,133
GuideStone Low-Duration Bond Fund (Institutional Class)∞	18,422,230	247,226,329
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,373,624	66,828,973
GuideStone Global Bond Fund (Institutional Class)∞	1,689,491	16,861,118
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	2,931,987	38,995,430
GuideStone Value Equity Fund (Institutional Class)∞	1,548,029	30,712,895
GuideStone Growth Equity Fund (Institutional Class)∞	1,136,187	29,518,132
GuideStone Small Cap Equity Fund (Institutional Class)∞	377,645	5,694,884
GuideStone International Equity Fund (Institutional Class)∞	2,532,708	33,558,383
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,032,587	9,644,365
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	579,765	$6,186,093
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,468,262	25,275,006
Total Mutual Funds (Cost $511,533,474)		517,941,741

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $99,675)	$100,000	99,747
TOTAL INVESTMENTS — 100.1% (Cost $511,633,149)		518,041,488
Liabilities in Excess of Other Assets — (0.1)%		(350,585)
NET ASSETS — 100.0%		$517,690,903

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2019	5	$474,600	$(2,539)
MSCI Emerging Markets E-Mini	12/2019	4	200,380	(4,001)
S&P 500® E-Mini	12/2019	9	1,340,325	(10,912)
2-Year U.S. Treasury Note	12/2019	31	6,680,500	(11,382)
Total Futures Contracts outstanding at September 30, 2019			$8,695,805	$(28,834)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$517,941,741	$517,941,741	$—	$—
U.S. Treasury Obligation	99,747	—	99,747	—
Total Assets - Investments in Securities	$518,041,488	$517,941,741	$99,747	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(28,834)	(28,834)	—	—
Total Liabilities - Other Financial Instruments	$(28,834)	$(28,834)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	29,128,832	$29,128,832
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,331,151	98,384,048
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	24,074,875	367,864,090
GuideStone Extended-Duration Bond Fund (Institutional Class)∞	3,640,412	67,638,859
GuideStone Global Bond Fund (Institutional Class)∞	13,309,653	132,830,336
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	12,133,157	161,370,986
GuideStone Value Equity Fund (Institutional Class)∞	8,602,803	170,679,605
GuideStone Growth Equity Fund (Institutional Class)∞	6,416,881	166,710,581
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,152,871	32,465,288
GuideStone International Equity Fund (Institutional Class)∞	14,371,873	190,427,318
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,615,578	$52,449,500
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,056,784	32,615,883
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,937,089	60,795,793
Total Mutual Funds (Cost $1,554,522,208)		1,563,361,119

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $1,096,423)	$1,100,000	1,097,212
TOTAL INVESTMENTS — 100.0% (Cost $1,555,618,631)		1,564,458,331
Liabilities in Excess of Other Assets — (0.0)%		(730,836)
NET ASSETS — 100.0%		$1,563,727,495

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2019	17	$2,215,312	$(19,279)
U.S. Treasury Long Bond	12/2019	18	2,921,625	(36,032)
MSCI EAFE Index E-Mini	12/2019	47	4,461,240	(31,165)
MSCI Emerging Markets E-Mini	12/2019	28	1,402,660	(31,822)
S&P 500® E-Mini	12/2019	61	9,084,425	(108,104)
5-Year U.S. Treasury Note	12/2019	43	5,123,383	(27,837)
Total Futures Contracts outstanding at September 30, 2019			$25,208,645	$(254,239)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,563,361,119	$1,563,361,119	$—	$—
U.S. Treasury Obligation	1,097,212	—	1,097,212	—
Total Assets - Investments in Securities	$1,564,458,331	$1,563,361,119	$1,097,212	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(254,239)	(254,239)	—	—
Total Liabilities - Other Financial Instruments	$(254,239)	$(254,239)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	22,216,561	$22,216,560
GuideStone Low-Duration Bond Fund (Institutional Class)∞	2,505,313	33,621,307
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	8,105,959	123,859,047
GuideStone Extended-Duration Bond Fund (Institutional Class)∞	1,183,794	21,994,886
GuideStone Global Bond Fund (Institutional Class)∞	4,558,035	45,489,193
GuideStone Defensive Market Strategies Fund (Institutional Class)∞	4,125,480	54,868,891
GuideStone Value Equity Fund (Institutional Class)∞	11,468,722	227,539,447
GuideStone Growth Equity Fund (Institutional Class)∞	8,545,931	222,023,289
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,934,587	44,253,570
GuideStone International Equity Fund (Institutional Class)∞	19,325,365	256,061,084
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,435,574	$69,448,263
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,430,629	36,604,817
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,867,197	29,360,094
Total Mutual Funds (Cost $1,218,572,898)		1,187,340,448

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $1,495,123)	$1,500,000	1,496,199
TOTAL INVESTMENTS — 100.1% (Cost $1,220,068,021)		1,188,836,647
Liabilities in Excess of Other Assets — (0.1)%		(926,256)
NET ASSETS — 100.0%		$1,187,910,391

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2019	6	$781,875	$(6,804)
U.S. Treasury Long Bond	12/2019	8	1,298,500	(8,033)
MSCI EAFE Index E-Mini	12/2019	62	5,885,040	(39,274)
MSCI Emerging Markets E-Mini	12/2019	34	1,703,230	(38,744)
S&P 500® E-Mini	12/2019	72	10,722,600	(115,508)
5-Year U.S. Treasury Note	12/2019	15	1,787,227	(9,710)
Total Futures Contracts outstanding at September 30, 2019			$22,178,472	$(218,073)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,187,340,448	$1,187,340,448	$—	$—
U.S. Treasury Obligation	1,496,199	—	1,496,199	—
Total Assets - Investments in Securities	$1,188,836,647	$1,187,340,448	$1,496,199	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(218,073)	(218,073)	—	—
Total Liabilities - Other Financial Instruments	$(218,073)	$(218,073)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	17,498,548	$17,498,548
GuideStone Value Equity Fund (Institutional Class)∞	13,646,125	270,739,120
GuideStone Growth Equity Fund (Institutional Class)∞	10,385,913	269,826,016
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,520,899	53,095,163
GuideStone International Equity Fund (Institutional Class)∞	23,370,102	309,653,855
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,245,586	86,353,768
Total Mutual Funds (Cost $1,059,742,116)		1,007,166,470

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $1,295,773)	$1,300,000	$1,296,705
TOTAL INVESTMENTS — 100.1% (Cost $1,061,037,889)		1,008,463,175
Liabilities in Excess of Other Assets — (0.1)%		(869,128)
NET ASSETS — 100.0%		$1,007,594,047

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2019	63	$5,979,960	$(35,109)
MSCI Emerging Markets E-Mini	12/2019	30	1,502,850	(33,718)
S&P 500® E-Mini	12/2019	74	11,020,450	(121,067)
Total Futures Contracts outstanding at September 30, 2019			$18,503,260	$(189,894)

See Notes to Schedule of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,007,166,470	$1,007,166,470	$—	$—
U.S. Treasury Obligation	1,296,705	—	1,296,705	—
Total Assets - Investments in Securities	$1,008,463,175	$1,007,166,470	$1,296,705	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(189,894)	(189,894)	—	—
Total Liabilities - Other Financial Instruments	$(189,894)	$(189,894)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Mortgage Corporation
2.30%, 07/29/22	$3,000,000	$3,002,279
Federal National Mortgage Association
2.75%, 06/22/21	2,980,000	3,033,342
1.38%, 09/06/22	1,875,000	1,862,232
Total Agency Obligations (Cost $7,848,077)		7,897,853
ASSET-BACKED SECURITIES — 15.2%
Adams Mill CLO, Ltd., Series 2014-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.10%), 3.40%, 07/15/26 144A †	592,664	592,658
Ally Auto Receivables Trust, Series 2018-3, Class A2
2.72%, 05/17/21	305,960	306,166
Ally Auto Receivables Trust, Series 2019-1, Class A3
2.91%, 09/15/23	1,680,000	1,705,239
Ally Auto Receivables Trust, Series 2019-3, Class A3
1.93%, 05/15/24	1,000,000	1,001,141
ALM XII, Ltd., Series 2015-12A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.89%, 0.89% Floor), 3.21%, 04/16/27 144A †	404,326	404,325
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C
2.87%, 11/08/21	224,135	224,648
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3
1.87%, 08/18/21	47,239	47,217
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A3
1.98%, 12/20/21	247,845	247,724
Americredit Automobile Receivables Trust, Series 2018-1, Class A3
3.07%, 12/19/22	650,000	654,876
Americredit Automobile Receivables Trust, Series 2019-1, Class A3
2.97%, 11/20/23	410,000	416,125
Americredit Automobile Receivables Trust, Series 2019-2, Class A3
2.28%, 01/18/24	5,000,000	5,024,637
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1LR
(Floating, ICE LIBOR USD 3M + 1.26%), 3.54%, 07/24/29 144A †	2,000,000	2,007,135
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR
(Floating, ICE LIBOR USD 3M + 1.70%), 4.00%, 10/15/27 144A †	450,000	445,743
	Par	Value
Apidos CLO XXI, Series 2015-21A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 3.23%, 07/18/27 144A †	$3,215,000	$3,217,565
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.33%, 04/15/27 144A †	1,610,000	1,612,420
Ascentium Equipment Receivables Trust, Series 2018-2A, Class A3
3.51%, 04/10/24 144A	1,940,000	1,992,252
Bank of The West Auto Trust, Series 2018-1, Class A2
3.09%, 04/15/21 144A	1,105,227	1,107,260
Barings CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 3.08%, 01/20/28 144A †	1,200,000	1,199,437
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.02%, 10/25/37†	325,903	328,079
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 11.00% Cap), 2.47%, 12/25/42†	37,231	36,522
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A2R
(Floating, ICE LIBOR USD 3M + 1.75%), 4.05%, 07/15/29 144A †	300,000	299,285
Black Diamond CLO, Ltd., Series 2013-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.45%), 3.75%, 02/06/26 144A †	250,000	250,022
BMW Vehicle Lease Trust, Series 2018-1, Class A4
3.36%, 03/21/22	550,000	559,795
BMW Vehicle Owner Trust, Series 2016-A, Class A3
1.16%, 11/25/20	33,284	33,256
BSPRT Issuer, Ltd., Series 2018-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.08%, 03/15/28 144A †	950,000	951,425
BSPRT Issuer, Ltd., Series 2018-FL4 , Class AS
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.33%, 09/15/35 144A †	1,520,000	1,520,380
Capital Auto Receivables Asset Trust, Series 2016-2, Class B
2.11%, 03/22/21	170,000	169,946

See Notes to Schedule of Investments.

	Par	Value
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	$1,150,000	$1,176,655
Carmax Auto Owner Trust, Series 2018-4, Class A3
3.36%, 09/15/23	1,560,000	1,596,693
Carmax Auto Owner Trust, Series 2019-2, Class A3
2.68%, 03/15/24	2,140,000	2,177,216
Carmax Auto Owner Trust, Series 2019-3, Class A3
2.18%, 08/15/24	3,010,000	3,028,300
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29 144A	964,581	964,464
Chesapeake Funding II LLC, Series 2018-1A, Class A1
3.04%, 04/15/30 144A	685,270	693,568
Chesapeake Funding II LLC, Series 2019-1A, Class B
3.11%, 04/15/31 144A	240,000	246,226
Chesapeake Funding II LLC, Series 2019-1A, Class C
3.36%, 04/15/31 144A	230,000	236,183
Chesapeake Funding II LLC, Series 2019-1A, Class D
3.80%, 04/15/31 144A	370,000	379,807
CIFC Funding, Ltd., Series 2014-4RA, Class A1A
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 3.43%, 10/17/30 144A †	345,000	344,795
CIFC Funding, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 0.78%, 0.78% Floor), 3.08%, 04/15/27 144A †	990,836	988,367
CNH Equipment Trust, Series 2018-B, Class A3
3.19%, 11/15/23	1,030,000	1,049,420
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 04/15/24	1,350,000	1,379,205
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A
2.56%, 10/15/25 144A	290,815	290,940
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A
3.01%, 02/16/27 144A	1,380,000	1,388,613
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A
3.47%, 05/17/27 144A	1,800,000	1,826,644
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A
3.55%, 08/15/27 144A	800,000	815,570
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A
3.33%, 02/15/28 144A	1,160,000	1,185,734
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 11/25/19), 5.72%, 09/25/36 STEP	314,318	174,750
	Par	Value
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor), 2.56%, 12/25/34†	$993,380	$994,674
Dell Equipment Finance Trust, Series 2018-2, Class A3
3.37%, 10/22/23 144A	1,130,000	1,148,969
DLL LLC, Series 2018-ST2, Class A3
3.46%, 01/20/22 144A	1,700,000	1,720,649
Drive Auto Receivables Trust, Series 2018-4, Class A3
3.04%, 11/15/21	42,218	42,232
Drive Auto Receivables Trust, Series 2018-4, Class B
3.36%, 10/17/22	770,000	772,475
Drive Auto Receivables Trust, Series 2019-2, Class A3
3.04%, 03/15/23	810,000	817,195
Drive Auto Receivables Trust, Series 2019-4, Class A3
2.16%, 05/15/23	340,000	339,862
Drug Royalty II LP 2, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 3M + 2.85%, 2.85% Floor), 5.15%, 07/15/23 144A †	19,650	19,690
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.90%), 3.20%, 10/15/27 144A †	1,680,000	1,680,349
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 3.20%, 04/15/29 144A †	1,000,000	998,959
Eaton Vance CLO, Ltd., Series 2013-1A, Class A1RR
(Floating, ICE LIBOR USD 3M + 1.16%), 3.38%, 01/15/28 144A †	305,000	305,331
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	473,577	483,108
Enterprise Fleet Financing LLC, Series 2016-2, Class A3
2.04%, 02/22/22 144A	688,016	687,571
Enterprise Fleet Financing LLC, Series 2017-1, Class A2
2.13%, 07/20/22 144A	69,940	69,927
Enterprise Fleet Financing LLC, Series 2017-1, Class A3
2.60%, 07/20/22 144A	250,000	250,891
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 05/22/23 144A	499,152	498,898
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.14%, 02/20/24 144A	2,541,303	2,560,691
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Enterprise Fleet Financing LLC, Series 2019-1, Class A2
2.98%, 10/22/24 144A	$950,000	$961,844
Enterprise Fleet Financing LLC, Series 2019-2, Class A3
2.38%, 02/20/25 144A	630,000	635,793
FHLMC Structured Pass-Through Certificates, Series T-32
(Floating, ICE LIBOR USD 1M + 0.13%, 0.13% Floor), 2.15%, 08/25/31†	269,554	268,547
First Investors Auto Owner Trust, Series 2018-2A, Class A2
3.56%, 06/15/23 144A	840,000	854,917
Flatiron CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.19%, 04/15/27 144A †	1,671,268	1,672,082
Ford Credit Auto Lease Trust, Series 2019-A, Class A2A
2.84%, 09/15/21	3,200,000	3,211,759
Ford Credit Floorplan Master Owner Trust A, Series 2019-2, Class A
3.06%, 04/15/26	1,475,000	1,531,492
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1
2.16%, 09/15/22	1,600,000	1,600,740
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A
2.44%, 09/15/26	1,770,000	1,781,754
GM Financial Automobile Leasing Trust, Series 2018-2, Class A3
3.06%, 06/21/21	790,000	793,896
GM Financial Automobile Leasing Trust, Series 2018-3, Class A4
3.30%, 07/20/22	310,000	314,242
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class A3
3.21%, 10/16/23	2,080,000	2,117,509
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A3
2.65%, 02/16/24	3,810,000	3,874,268
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A
2.70%, 04/15/24 144A	920,000	934,827
Great American Auto Leasing, Inc., Series 2019-1, Class A3
3.05%, 09/15/22 144A	1,140,000	1,160,151
Greystone Commercial Real Estate Notes, Series 2019-FL2
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 3.44%, 09/15/37 144A †	1,770,000	1,777,301
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A2
2.92%, 07/15/21 144A	712,362	716,209
Hyundai Auto Receivables Trust, Series 2016-B, Class D
2.68%, 09/15/23	680,000	683,625
	Par	Value
KKR Clo, Ltd., Series 16, Class A2R
(Floating, ICE LIBOR USD 3M + 1.80%, 1.80% Floor), 4.08%, 01/20/29 144A †	$480,000	$480,287
KREF, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 3.12%, 06/15/36 144A †	1,360,000	1,366,460
LA Arena Funding LLC, Series 1, Class A
7.66%, 12/15/26 144A	103,659	108,584
LCM XX LP, Series 20A, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 3.32%, 10/20/27 144A †	1,220,000	1,221,196
Lendmark Funding Trust, Series 2018-1A, Class A
3.81%, 12/21/26 144A	960,000	980,936
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 3.16%, 05/15/28 144A †	630,000	631,374
Madison Park Funding XIII, Ltd., Series 2014-13A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.90%), 4.20%, 04/19/30 144A †	400,000	392,892
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor), 4.03%, 01/22/28 144A †	600,000	599,887
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 3.10%, 01/15/28 144A †	2,890,000	2,883,686
Magnetite VIII, Ltd., Series 2014-8A, Class AR2
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 3.28%, 04/15/31 144A †	530,000	528,094
Marathon CRE, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.18%, 06/15/28 144A †	290,000	290,616
Mariner Finance Issuance Trust, Series 2019-AA, Class A
2.96%, 07/20/32 144A	308,000	312,002
Mercedes-Benz Master Owner Trust, Series 2017-BA, Class A
(Floating, ICE LIBOR USD 1M + 0.42%), 2.45%, 05/16/22 144A †	1,750,000	1,752,449
Mercedes-Benz Master Owner Trust, Series 2019-BA, Class A
2.61%, 05/15/24 144A	1,310,000	1,331,119
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.50%, 04/25/57 144A	706,932	709,782

See Notes to Schedule of Investments.

	Par	Value
MVW Owner Trust, Series 2017-1A, Class A
2.42%, 12/20/34 144A	$484,218	$485,271
Navient Private Education Loan Trust, Series 2014-CTA, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 2.73%, 09/16/24 144A †	17,740	17,751
Navient Private Education Refi Loan Trust, Series 2019-A, Class A1
3.03%, 01/15/43 144A	366,748	370,137
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	410,000	421,615
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.92%, 0.92% Floor), 2.95%, 05/15/68 144A †	700,000	700,489
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 2.77%, 03/25/66 144A †	1,204,336	1,209,868
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.07%, 12/27/66 144A †	979,638	984,185
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.82%, 07/26/66 144A †	1,056,700	1,053,907
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	143,000	151,618
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	390,000	407,256
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.82%, 09/25/65 144A †	1,111,009	1,115,976
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A
(Floating, ICE LIBOR USD 3M + 0.85%), 3.15%, 01/15/28 144A †	1,145,000	1,141,495
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3
2.90%, 10/16/23	1,820,000	1,850,313
Nissan Master Owner Receivables Trust, Series 2019-A, Class A
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor), 2.59%, 02/15/24†	1,200,000	1,205,200
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.33%, 02/15/36 144A †	256,000	257,376
	Par	Value
OFSI Fund VI, Ltd., Series 2014-6A, Class BR
(Floating, ICE LIBOR USD 3M + 1.50%), 3.80%, 03/20/25 144A †	$295,000	$290,852
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.43%, 12/16/24 144A	1,150,000	1,169,630
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.30%, 03/14/29 144A	220,000	223,987
Palmer Square Loan Funding, Ltd., Series 2017-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.74%), 3.04%, 10/15/25 144A †	448,131	448,245
PFS Financing Corporation, Series 2016-BA, Class A
1.87%, 10/15/21 144A	290,000	290,393
PFS Financing Corporation, Series 2018-B, Class A
2.89%, 02/15/23 144A	2,330,000	2,353,570
PFS Financing Corporation, Series 2019-A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 2.58%, 04/15/24 144A †	390,000	390,835
PFS Financing Corporation, Series 2019-A, Class A2
2.86%, 04/15/24 144A	1,500,000	1,528,494
Santander Drive Auto Receivables Trust, Series 2015-2, Class D
3.02%, 04/15/21	2,545	2,546
Santander Drive Auto Receivables Trust, Series 2016-2, Class C
2.66%, 11/15/21	247,325	247,545
Santander Drive Auto Receivables Trust, Series 2018-3, Class A3
3.03%, 02/15/22	114,839	114,933
Santander Drive Auto Receivables Trust, Series 2019-1, Class A2A
2.91%, 01/18/22	688,957	689,934
Santander Retail Auto Lease Trust, Series 2019-B, Class A3
2.30%, 01/20/23 144A	1,150,000	1,157,242
Securitized Term Auto Receivables Trust, Series 2019-1A, Class A3
2.99%, 02/27/23 144A	700,000	710,538
SLC Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 2.22%, 09/15/26†	423,543	422,931
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.20%), 2.32%, 06/15/23†	607,268	606,090
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, ICE LIBOR USD 3M + 0.24%, 0.24% Floor), 2.36%, 12/16/41†	335,022	326,695
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SLM Private Education Loan Trust, Series 2010-A, Class 2A
(Floating, ICE LIBOR USD 1M + 3.25%, 3.25% Floor), 5.28%, 05/16/44 144A †	$89,126	$89,430
SLM Student Loan Trust, Series 2003-5, Class A5
(Floating, 0.27% - Euribor 3M), 0.00%, 06/17/24(E) †	177,785	193,963
SLM Student Loan Trust, Series 2004-2, Class A5
(Floating, 0.18% - Euribor 3M), 0.00%, 01/25/24(E) †	1,041,569	1,137,517
SLM Student Loan Trust, Series 2004-3, Class A5
(Floating, ICE LIBOR USD 3M + 0.17%, 0.17% Floor), 2.45%, 07/25/23†	193,627	193,638
SLM Student Loan Trust, Series 2005-8, Class A4
(Floating, ICE LIBOR USD 3M + 0.55%), 2.83%, 01/25/28†	1,207,560	1,207,752
SMB Private Education Loan Trust, Series 2015-C, Class A2A
2.75%, 07/15/27 144A	342,716	344,847
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.70%, 05/15/31 144A	302,931	305,894
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.43%, 02/17/32 144A	197,230	198,148
SMB Private Education Loan Trust, Series 2018-A, Class A2A
3.50%, 02/15/36 144A	1,105,000	1,160,398
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 2.75%, 01/15/37 144A †	640,000	637,661
SMB Private Education Loan Trust, Series 2019-A, Class A2A
3.44%, 07/15/36 144A	280,000	292,273
SoFi Professional Loan Program LLC, Series 2015-A, Class A1
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 3.22%, 03/25/33 144A †	155,773	156,435
SoFi Professional Loan Program LLC, Series 2015-D, Class A2
2.72%, 10/27/36 144A	788,630	795,562
Sofi Professional Loan Program LLC, Series 2016-A, Class A2
2.76%, 12/26/36 144A	271,922	273,715
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	150,160	150,718
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	147,431	147,873
	Par	Value
Sofi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	$942,906	$962,904
Sofi Professional Loan Program LLC, Series 2017-C, Class A2A
1.75%, 07/25/40 144A	64,365	64,294
SoFi Professional Loan Program LLC, Series 2017-E, Class A2A
1.86%, 11/26/40 144A	1,188,482	1,185,166
Sofi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	210,000	217,840
Sofi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	245,000	255,479
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR
(Floating, ICE LIBOR USD 3M + 1.15%), 3.30%, 01/23/29 144A †	345,000	346,224
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A
3.20%, 05/27/36 144A	633,987	641,258
Springleaf Funding Trust, Series 2015-BA, Class A
3.48%, 05/15/28 144A	315,000	318,591
Springleaf Funding Trust, Series 2017-AA, Class A
2.68%, 07/15/30 144A	400,000	401,069
Starwood Waypoint Homes Trust, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 2.98%, 01/17/35 144A †	1,947,560	1,947,851
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 3.60%, 04/25/35†	212,321	211,030
STWD, Ltd., Series 2019-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.08%), 3.37%, 07/15/38 144A †	1,330,000	1,333,658
TICP CLO VI, Ltd., Series 2016-6A, Class AR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.50%, 01/15/29 144A †	285,000	285,336
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.25%, 04/25/56 144A	444,638	443,946
Towd Point Mortgage Trust, Series 2019-MH1, Class A1
3.00%, 11/25/58 144A	900,000	905,731
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3
2.91%, 07/17/23	1,890,000	1,921,626

See Notes to Schedule of Investments.

	Par	Value
TRESTLES CLO, Ltd. Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.29%), 3.57%, 07/25/29 144A †	$550,000	$550,949
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.19%, 04/15/29 144A †	3,070,000	3,070,708
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.88%), 3.18%, 04/15/27 144A †	360,000	358,449
Verizon Owner Trust, Series 2019-B, Class A1A
2.33%, 12/20/23	3,690,000	3,721,005
Volvo Financial Equipment LLC, Series 2019-1A, Class A3
3.00%, 03/15/23 144A	1,500,000	1,530,424
Westlake Automobile Receivables Trust, Series 2016-2A, Class D
4.10%, 06/15/21 144A	221,754	222,197
Westlake Automobile Receivables Trust, Series 2017-1A, Class C
2.70%, 10/17/22 144A	349,565	349,778
Wheels SPV 2 LLC, Series 2017-1A, Class A2
1.88%, 04/20/26 144A	50,941	50,963
Total Asset-Backed Securities (Cost $147,891,526)		149,099,436
CORPORATE BONDS — 24.2%
AbbVie, Inc.
2.30%, 05/14/21	2,300,000	2,305,072
3.38%, 11/14/21	1,600,000	1,640,442
2.90%, 11/06/22	160,000	163,173
ADT Security Corporation (The)
6.25%, 10/15/21	150,000	160,500
AES Corporation
4.00%, 03/15/21	850,000	868,062
AIG Global Funding
2.30%, 07/01/22 144A	330,000	331,018
Air Lease Corporation
2.63%, 07/01/22	150,000	150,663
2.25%, 01/15/23Δ	1,645,000	1,638,307
2.75%, 01/15/23	275,000	278,367
Aircastle, Ltd.
5.13%, 03/15/21	2,000,000	2,073,541
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	415,000	434,077
Ally Financial, Inc.
3.88%, 05/21/24	400,000	414,920
Ameren Corporation
2.50%, 09/15/24	610,000	613,728
American Electric Power Co., Inc.
3.65%, 12/01/21	490,000	504,859
American Express Co.
2.75%, 05/20/22	1,230,000	1,250,032
	Par	Value
American Express Credit Corporation
2.38%, 05/26/20	$1,550,000	$1,552,185
American Honda Finance Corporation
2.05%, 01/10/23	915,000	914,364
American Tower Corporation REIT
2.25%, 01/15/22	2,700,000	2,704,509
3.50%, 01/31/23	95,000	98,486
3.00%, 06/15/23Δ	400,000	409,444
3.38%, 05/15/24	500,000	520,029
Analog Devices, Inc.
2.85%, 03/12/20	110,000	110,412
Antero Resources Corporation
5.13%, 12/01/22Δ	1,130,000	998,637
Anthem, Inc.
3.13%, 05/15/22	165,000	168,842
Apache Corporation
3.63%, 02/01/21	26,000	26,323
3.25%, 04/15/22	122,000	124,239
Apple, Inc.
1.70%, 09/11/22Δ	1,635,000	1,633,147
1.00%, 11/10/22(E)	300,000	339,698
Ares Capital Corporation
3.63%, 01/19/22	1,325,000	1,347,472
Arizona Public Service Co.
2.20%, 01/15/20	1,580,000	1,579,810
Assurant, Inc.
(Floating, ICE LIBOR USD 3M + 1.25%), 3.36%, 03/26/21†	226,000	226,022
AT&T, Inc.
(Floating, ICE LIBOR USD 3M + 0.75%), 2.89%, 06/01/21†	2,300,000	2,312,707
3.80%, 03/15/22	1,200,000	1,246,129
3.60%, 02/17/23	115,000	120,001
4.45%, 04/01/24	350,000	378,817
(Floating, ICE LIBOR USD 3M + 1.18%), 3.31%, 06/12/24†	1,200,000	1,222,784
Athene Global Funding
2.75%, 04/20/20 144A Δ	1,445,000	1,450,175
Aviation Capital Group LLC
2.88%, 01/20/22 144A	1,000,000	1,004,379
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 0.66%), 2.37%, 07/21/21^	1,840,000	1,843,151
(Variable, ICE LIBOR USD 3M + 0.63%), 2.33%, 10/01/21^	765,000	765,974
(Floating, ICE LIBOR USD 3M + 0.38%), 2.64%, 01/23/22† Δ	900,000	900,062
(Variable, ICE LIBOR USD 3M + 0.37%), 2.74%, 01/23/22^	600,000	603,517
(Variable, ICE LIBOR USD 3M + 0.63%), 3.50%, 05/17/22^	425,000	433,527
(Floating, ICE LIBOR USD 3M + 0.65%), 2.76%, 06/25/22†	750,000	752,846
2.50%, 10/21/22	175,000	176,234
3.30%, 01/11/23	335,000	346,331
(Variable, ICE LIBOR USD 3M + 0.93%), 2.82%, 07/21/23^	700,000	710,991
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Bank of New York Mellon Corporation (The)
1.95%, 08/23/22Δ	$640,000	$640,616
BB&T Corporation
2.20%, 03/16/23	1,185,000	1,184,887
BBVA USA
3.50%, 06/11/21	1,600,000	1,626,905
Becton, Dickinson and Co.
2.40%, 06/05/20	325,000	325,307
BGC Partners, Inc.
5.13%, 05/27/21	1,400,000	1,446,166
BMW US Capital LLC
(Floating, ICE LIBOR USD 3M + 0.50%), 2.68%, 08/13/21 144A † Δ	3,000,000	3,007,202
Boeing Co. (The)
2.70%, 05/01/22	205,000	209,089
Bristol-Myers Squibb Co.
2.55%, 05/14/21 144A	740,000	746,074
2.60%, 05/16/22 144A	875,000	887,390
Broadcom Corporation
2.38%, 01/15/20	3,275,000	3,275,027
Broadcom, Inc.
3.13%, 04/15/21 144A	1,465,000	1,479,484
3.13%, 10/15/22 144A	3,000,000	3,038,744
Calpine Corporation
6.00%, 01/15/22 144A	200,000	201,420
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	809,280
Capital One Financial Corporation
2.40%, 10/30/20	1,105,000	1,108,345
3.75%, 04/24/24	135,000	141,942
Capital One NA
2.15%, 09/06/22	850,000	849,527
Carnival Corporation
1.88%, 11/07/22(E)	140,000	161,420
Celgene Corporation
2.75%, 02/15/23	110,000	112,033
Centene Corporation
5.63%, 02/15/21	350,000	355,148
4.75%, 05/15/22	210,000	215,030
CenterPoint Energy Resources Corporation
3.55%, 04/01/23	200,000	207,839
CenterPoint Energy, Inc.
3.60%, 11/01/21	445,000	456,964
CenturyLink, Inc.
5.63%, 04/01/20	530,000	539,328
Charter Communications Operating LLC
4.46%, 07/23/22	640,000	674,024
(Floating, ICE LIBOR USD 3M + 1.65%), 3.90%, 02/01/24† Δ	2,700,000	2,768,988
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	702,532
Cigna Corporation
3.20%, 09/17/20	1,360,000	1,373,504
	Par	Value
(Floating, ICE LIBOR USD 3M + 0.65%), 2.79%, 09/17/21†	$860,000	$860,035
CIT Bank NA
(Variable, U.S. SOFR + 1.72%), 2.97%, 09/27/25Δ ^	440,000	440,693
CIT Group, Inc.
4.13%, 03/09/21	1,030,000	1,050,600
5.00%, 08/15/22	750,000	796,425
Citibank NA
2.10%, 06/12/20	1,050,000	1,050,451
2.13%, 10/20/20	800,000	800,865
Citigroup, Inc.
2.90%, 12/08/21	1,700,000	1,725,661
2.75%, 04/25/22	1,100,000	1,116,747
(Floating, ICE LIBOR USD 3M + 1.02%), 3.16%, 06/01/24†	1,000,000	1,007,285
Citizens Bank NA
2.25%, 03/02/20	285,000	285,116
2.20%, 05/26/20	370,000	370,059
3.25%, 02/14/22	430,000	440,607
CNH Industrial Capital LLC
3.88%, 10/15/21	145,000	149,121
Coca-Cola Co. (The)
1.13%, 09/22/22(E)	100,000	113,300
Comcast Corporation
3.45%, 10/01/21	605,000	623,237
3.70%, 04/15/24	280,000	298,759
Conagra Brands, Inc.
(Floating, ICE LIBOR USD 3M + 0.75%), 3.03%, 10/22/20†	905,000	905,197
3.80%, 10/22/21	1,125,000	1,161,408
Continental Resources, Inc.
3.80%, 06/01/24	510,000	520,244
CoreCivic, Inc. REIT
4.63%, 05/01/23	200,000	194,778
Cox Communications, Inc.
3.15%, 08/15/24 144A	290,000	297,184
Crown Castle Towers LLC
3.22%, 05/15/22 144A	1,500,000	1,517,733
CVS Health Corporation
3.35%, 03/09/21	903,000	917,697
4.30%, 03/25/28	290,000	313,850
D.R. Horton, Inc.
4.00%, 02/15/20	1,100,000	1,106,612
Daimler Finance North America LLC
2.20%, 05/05/20 144A	230,000	230,128
2.30%, 02/12/21 144A	1,455,000	1,456,543
2.88%, 03/10/21 144A	1,000,000	1,008,457
3.35%, 05/04/21 144A	230,000	233,856
DCP Midstream Operating LP
5.35%, 03/15/20 144A	275,000	277,750
Dell International LLC
4.42%, 06/15/21 144A	2,575,000	2,655,829
5.88%, 06/15/21 144A	540,000	549,315
5.45%, 06/15/23 144A	2,065,000	2,248,640
Delta Air Lines, Inc.
2.88%, 03/13/20	465,000	466,044

See Notes to Schedule of Investments.

	Par	Value
3.63%, 03/15/22	$2,100,000	$2,158,429
DH Europe Finance II S.a.r.l.
0.20%, 03/18/26(E)	180,000	195,793
Diamondback Energy, Inc.
4.75%, 11/01/24	350,000	359,187
Discover Bank
3.35%, 02/06/23	1,840,000	1,897,879
Discovery Communications LLC
4.38%, 06/15/21	220,000	227,538
3.30%, 05/15/22	375,000	383,982
DISH DBS Corporation
6.75%, 06/01/21	700,000	738,360
Dollar Tree, Inc.
3.70%, 05/15/23	1,100,000	1,141,526
Dominion Energy Gas Holdings LLC
(Floating, ICE LIBOR USD 3M + 0.60%), 2.72%, 06/15/21†	1,800,000	1,808,160
Dominion Energy, Inc.
2.58%, 07/01/20	335,000	335,801
2.72%, 08/15/21 STEP	480,000	483,154
2.45%, 01/15/23 144A	1,430,000	1,436,441
DTE Energy Co.
2.60%, 06/15/22	375,000	377,887
3.70%, 08/01/23	240,000	251,814
Duke Energy Corporation
3.95%, 10/15/23	430,000	456,656
Elanco Animal Health, Inc.
3.91%, 08/27/21	295,000	302,203
Enbridge Energy Partners LP
5.20%, 03/15/20	280,000	283,549
4.38%, 10/15/20	15,000	15,316
Energy Transfer Operating LP
4.15%, 10/01/20	1,115,000	1,131,777
3.60%, 02/01/23	105,000	107,924
4.25%, 03/15/23	630,000	658,693
Energy Transfer Partners LP
5.75%, 09/01/20	230,000	235,137
EQT Corporation
2.50%, 10/01/20	395,000	394,440
Evergy, Inc.
2.45%, 09/15/24	1,020,000	1,020,396
Exelon Corporation
2.45%, 04/15/21	175,000	175,441
Exelon Generation Co. LLC
5.20%, 10/01/19	240,000	240,000
FedEx Corporation
0.45%, 08/05/25(E)	100,000	109,177
Fidelity National Information Services, Inc.
0.40%, 01/15/21(E)	415,000	455,237
0.75%, 05/21/23(E)	140,000	155,965
FirstEnergy Corporation
2.85%, 07/15/22	2,357,000	2,393,607
Florida Power & Light Co.
(Floating, ICE LIBOR USD 3M + 0.40%), 2.64%, 05/06/22†	420,000	420,121
	Par	Value
Ford Motor Credit Co. LLC
2.43%, 06/12/20	$1,135,000	$1,132,306
3.16%, 08/04/20	225,000	225,596
3.34%, 03/18/21	300,000	301,487
(Floating, ICE LIBOR USD 3M + 0.81%), 3.10%, 04/05/21†	500,000	494,289
3.81%, 10/12/21	241,000	244,329
(Floating, ICE LIBOR USD 3M + 1.27%), 3.37%, 03/28/22†	235,000	231,863
4.14%, 02/15/23	345,000	350,514
Freeport-McMoRan, Inc.
3.55%, 03/01/22	495,000	497,475
FS KKR Capital Corporation
4.75%, 05/15/22	1,000,000	1,026,188
GATX Corporation
(Floating, ICE LIBOR USD 3M + 0.72%), 3.01%, 11/05/21†	500,000	501,512
General Electric Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 5.00%, 01/21/21^	1,800,000	1,703,034
General Motors Financial Co., Inc.
2.65%, 04/13/20	460,000	460,654
(Floating, ICE LIBOR USD 3M + 0.93%), 3.23%, 04/13/20†	1,010,000	1,012,559
2.45%, 11/06/20	605,000	604,814
3.70%, 11/24/20	2,790,000	2,825,579
3.20%, 07/06/21	46,000	46,485
4.20%, 11/06/21	395,000	407,626
(Floating, ICE LIBOR USD 3M + 1.55%), 3.85%, 01/14/22†	895,000	901,781
(Floating, ICE LIBOR USD 3M + 1.31%), 3.41%, 06/30/22†	614,000	614,549
Gilead Sciences, Inc.
3.25%, 09/01/22	55,000	56,839
Goldman Sachs Group, Inc. (The)
2.60%, 04/23/20	925,000	926,809
2.60%, 12/27/20	990,000	991,251
3.00%, 04/26/22	1,040,000	1,051,529
(Floating, ICE LIBOR USD 3M + 0.78%), 3.04%, 10/31/22†	2,000,000	2,006,373
Halliburton Co.
3.50%, 08/01/23	600,000	623,895
Harley-Davidson Financial Services, Inc.
2.15%, 02/26/20 144A	260,000	259,543
Honeywell International, Inc.
1.30%, 02/22/23(E)	500,000	570,803
Hyundai Capital America
2.55%, 04/03/20 144A	315,000	314,992
Illinois Tool Works, Inc.
0.25%, 12/05/24(E)	100,000	110,151
International Business Machines Corporation
2.80%, 05/13/21	915,000	927,522
0.38%, 01/31/23(E)	190,000	210,031
3.00%, 05/15/24	215,000	223,062
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
International Flavors & Fragrances, Inc.
0.50%, 09/25/21(E)	$175,000	$192,740
International Lease Finance Corporation
8.25%, 12/15/20	800,000	856,162
8.63%, 01/15/22	1,200,000	1,362,428
Interpublic Group of Cos., Inc. (The)
3.50%, 10/01/20	230,000	232,740
3.75%, 10/01/21	80,000	82,037
Iron Mountain, Inc. REIT
4.38%, 06/01/21 144A	635,000	643,071
iStar, Inc. REIT
4.63%, 09/15/20	225,000	227,883
Jackson National Life Global Funding
3.30%, 02/01/22 144A	1,125,000	1,153,850
JPMorgan Chase & Co.
2.55%, 03/01/21	3,500,000	3,520,586
(Floating, ICE LIBOR USD 3M + 0.68%), 2.82%, 06/01/21†	1,265,000	1,267,375
(Floating, ICE LIBOR USD 3M + 0.61%), 2.76%, 06/18/22†	540,000	541,829
3.25%, 09/23/22	300,000	310,190
JPMorgan Chase Bank NA
(Variable, ICE LIBOR USD 3M + 0.28%), 2.60%, 02/01/21^	1,850,000	1,853,198
(Variable, ICE LIBOR USD 3M + 0.35%), 3.09%, 04/26/21^	525,000	527,639
Kinder Morgan Energy Partners LP
5.00%, 10/01/21	300,000	313,843
4.25%, 09/01/24	500,000	536,456
Kinder Morgan, Inc.
3.05%, 12/01/19	810,000	810,468
(Floating, ICE LIBOR USD 3M + 1.28%), 3.58%, 01/15/23†	660,000	666,185
Kraft Heinz Foods Co.
(Floating, ICE LIBOR USD 3M + 0.82%), 3.00%, 08/10/22† Δ	400,000	397,773
Lam Research Corporation
2.80%, 06/15/21	40,000	40,488
Lear Corporation
5.25%, 01/15/25	2,300,000	2,375,888
Lehman Escrow Bonds
0.00%, 01/18/12#	600,000	8,340
Lennar Corporation
4.13%, 01/15/22	1,250,000	1,284,375
Level 3 Financing, Inc.
5.13%, 05/01/23	200,000	202,820
Masco Corporation
5.95%, 03/15/22	683,000	734,805
Mastercard, Inc.
1.10%, 12/01/22(E)	170,000	192,224
McCormick & Co., Inc.
2.70%, 08/15/22	200,000	202,821
Medtronic Global Holdings SCA
0.00%, 12/02/22(E)	405,000	442,417
0.38%, 03/07/23(E)	100,000	110,402
Metropolitan Life Global Funding I
2.38%, 01/11/23(E)	100,000	117,630
	Par	Value
0.38%, 04/09/24(E)	$100,000	$110,607
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 144A	675,000	692,654
Morgan Stanley
5.50%, 01/26/20	969,000	979,488
(Floating, ICE LIBOR USD 3M + 0.55%), 2.73%, 02/10/21†	1,500,000	1,501,431
(Floating, ICE LIBOR USD 3M + 1.18%), 3.46%, 01/20/22†	653,000	659,457
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	790,000	798,452
MPLX LP
(Floating, ICE LIBOR USD 3M + 0.90%), 3.00%, 09/09/21†	335,000	336,159
6.25%, 10/15/22 144A	199,000	204,123
3.50%, 12/01/22 144A	265,000	272,719
National Rural Utilities Cooperative Finance Corporation
2.30%, 09/15/22	1,200,000	1,206,189
Navient Corporation
8.00%, 03/25/20	400,000	408,500
6.63%, 07/26/21	575,000	605,187
Newmont Goldcorp Corporation
3.50%, 03/15/22	280,000	287,369
NextEra Energy Capital Holdings, Inc.
(Floating, ICE LIBOR USD 3M + 0.40%), 2.54%, 08/21/20† Δ	1,000,000	1,000,066
2.40%, 09/01/21	1,135,000	1,142,535
3.20%, 02/25/22	100,000	102,298
2.90%, 04/01/22	925,000	941,983
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	418,162
Nissan Motor Acceptance Corporation
2.25%, 01/13/20 144A	310,000	309,901
2.15%, 09/28/20 144A Δ	515,000	514,317
3.65%, 09/21/21 144A	5,000,000	5,116,409
Northrop Grumman Corporation
2.55%, 10/15/22	370,000	375,082
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G2
6.26%, 11/20/21	45,313	46,647
NRG Energy, Inc.
3.75%, 06/15/24 144A	90,000	92,689
NuStar Logistics LP
6.75%, 02/01/21	250,000	261,775
Occidental Petroleum Corporation
2.60%, 08/13/21	660,000	664,540
2.70%, 08/15/22	1,020,000	1,029,916
(Floating, ICE LIBOR USD 3M + 1.45%), 3.64%, 08/15/22†	1,900,000	1,912,786
ONEOK, Inc.
4.25%, 02/01/22	1,300,000	1,346,648
PayPal Holdings, Inc.
2.20%, 09/26/22	700,000	702,914
Pennsylvania Electric Co.
5.20%, 04/01/20	500,000	507,362

See Notes to Schedule of Investments.

	Par	Value
Penske Truck Leasing Co. LP
3.05%, 01/09/20 144A	$760,000	$760,950
3.38%, 02/01/22 144A	325,000	331,806
4.25%, 01/17/23 144A	165,000	174,600
2.70%, 03/14/23 144A	255,000	257,180
3.45%, 07/01/24 144A	1,500,000	1,559,884
2.70%, 11/01/24 144A	1,250,000	1,254,088
Phillips 66
(Floating, ICE LIBOR USD 3M + 0.60%), 2.73%, 02/26/21†	595,000	595,031
Procter & Gamble Co. (The)
2.00%, 08/16/22(E)	100,000	115,924
Protective Life Global Funding
2.16%, 09/25/20 144A	1,000,000	1,001,273
QEP Resources, Inc.
6.88%, 03/01/21	543,000	541,642
QUALCOMM, Inc.
2.60%, 01/30/23	85,000	86,435
Qwest Corporation
6.75%, 12/01/21	350,000	378,404
Regions Financial Corporation
2.75%, 08/14/22	1,700,000	1,723,050
Reliance Standard Life Global Funding II
2.63%, 07/22/22 144A	595,000	600,213
Roper Technologies, Inc.
3.65%, 09/15/23	365,000	383,403
Ryder System, Inc.
2.88%, 06/01/22	3,215,000	3,267,439
3.75%, 06/09/23	250,000	262,447
2.50%, 09/01/24	310,000	311,469
S&P Global, Inc.
3.30%, 08/14/20	800,000	807,777
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	1,170,000	1,208,778
6.25%, 03/15/22	1,100,000	1,185,559
5.75%, 05/15/24	130,000	144,984
Santander Holdings USA, Inc.
2.65%, 04/17/20	1,230,000	1,232,436
4.45%, 12/03/21	775,000	809,720
3.70%, 03/28/22	815,000	838,164
Sempra Energy
1.63%, 10/07/19	385,000	384,965
2.40%, 02/01/20	290,000	290,039
(Floating, ICE LIBOR USD 3M + 0.50%), 2.80%, 01/15/21†	630,000	629,493
Sirius XM Radio, Inc.
3.88%, 08/01/22 144A	1,250,000	1,275,391
SLM Corporation
5.13%, 04/05/22	404,000	415,110
Smithfield Foods, Inc.
2.70%, 01/31/20 144A	250,000	249,872
2.65%, 10/03/21 144A	495,000	490,404
Southern California Edison Co.
2.90%, 03/01/21	1,000,000	1,009,969
1.85%, 02/01/22	535,714	527,196
Southern Co. (The)
2.35%, 07/01/21	800,000	802,730
	Par	Value
Spectra Energy Partners LP
4.75%, 03/15/24	$90,000	$98,102
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144A	935,000	940,844
4.74%, 03/20/25 144A	445,000	474,152
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21	270,000	271,688
5.00%, 12/15/21	275,000	284,625
Sterling Bancorp
3.50%, 06/08/20	480,000	481,987
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	130,000	131,352
SunTrust Bank
(Variable, ICE LIBOR USD 3M + 0.30%), 2.59%, 01/29/21^	1,515,000	1,516,379
2.80%, 05/17/22	1,555,000	1,582,606
Synchrony Bank
(Floating, ICE LIBOR USD 3M + 0.63%), 2.73%, 03/30/20†	1,700,000	1,700,878
Synchrony Financial
(Floating, ICE LIBOR USD 3M + 1.23%), 3.52%, 02/03/20†	250,000	250,549
2.85%, 07/25/22	840,000	847,401
Total System Services, Inc.
3.75%, 06/01/23	240,000	249,924
TRI Pointe Group, Inc.
4.88%, 07/01/21	300,000	310,500
United Technologies Corporation
3.35%, 08/16/21	915,000	938,903
1.13%, 12/15/21(E)	125,000	139,521
3.65%, 08/16/23	230,000	243,549
1.15%, 05/18/24(E)	100,000	113,628
US Airways Pass-Through Trust, Series 2012-1, Class B
8.00%, 10/01/19	225,258	225,281
Ventas Realty LP REIT
2.65%, 01/15/25	905,000	912,105
Verizon Communications, Inc.
0.50%, 06/02/22(E)	105,000	116,195
(Floating, ICE LIBOR USD 3M + 1.10%), 3.26%, 05/15/25†	1,900,000	1,930,909
3.88%, 02/08/29	250,000	274,575
Vistra Energy Corporation
5.88%, 06/01/23	150,000	153,788
Volkswagen Group of America Finance LLC
3.88%, 11/13/20 144A	820,000	833,508
2.50%, 09/24/21 144A Δ	410,000	411,214
2.70%, 09/26/22 144A	2,000,000	2,011,033
Wabtec Corporation
4.40%, 03/15/24	800,000	852,565
WEC Energy Group, Inc.
3.38%, 06/15/21	555,000	567,203
3.10%, 03/08/22	550,000	562,493
Wells Fargo & Co.
2.50%, 03/04/21	510,000	512,540
1.13%, 10/29/21(E)	100,000	111,820
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, ICE LIBOR USD 3M + 0.93%), 3.11%, 02/11/22†	$2,000,000	$2,012,664
3.07%, 01/24/23	50,000	50,940
3.75%, 01/24/24	220,000	232,936
Wells Fargo Bank NA
(Variable, ICE LIBOR USD 3M + 0.49%), 3.33%, 07/23/21^	1,320,000	1,331,825
(Variable, ICE LIBOR USD 3M + 0.65%), 2.08%, 09/09/22^	1,730,000	1,726,505
Williams Cos., Inc. (The)
4.00%, 11/15/21	175,000	179,457
3.70%, 01/15/23	480,000	496,683
WR Grace & Co-Conn
5.13%, 10/01/21 144A	135,000	140,920
WRKCo, Inc.
3.75%, 03/15/25	115,000	121,135
Xerox Corporation
3.50%, 08/20/20	270,000	272,146
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20	190,000	190,339
Zions Bancorp NA
3.35%, 03/04/22	590,000	603,393
Zoetis, Inc.
3.45%, 11/13/20	300,000	303,926
Total Corporate Bonds (Cost $234,955,094)		237,169,015
FOREIGN BONDS — 12.8%
Australia — 0.9%
Macquarie Group, Ltd.
(Floating, ICE LIBOR USD 3M + 1.02%), 3.16%, 11/28/23 144A † Δ	1,435,000	1,441,015
National Australia Bank, Ltd.
2.25%, 03/16/21 144A	1,500,000	1,505,288
Scentre Group Trust 1 REIT
2.38%, 04/28/21 144A	1,500,000	1,498,063
Suncorp-Metway, Ltd.
2.35%, 04/27/20 144A	420,000	420,294
2.38%, 11/09/20 144A	785,000	786,772
Telstra Corporation, Ltd.
3.50%, 09/21/22(E)	200,000	241,548
Westpac Banking Corporation
3.15%, 01/16/24 144A Δ	1,275,000	1,338,778
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	600,000	616,734
3.70%, 09/15/26 144A	400,000	414,041
		8,262,533
Bermuda — 0.0%
Enstar Group, Ltd.
4.50%, 03/10/22	275,000	285,314
Canada — 2.0%
Bank of Montreal
2.90%, 03/26/22	1,105,000	1,126,621
Bank of Nova Scotia (The)
2.38%, 01/18/23Δ	715,000	721,482
	Par	Value
Bausch Health Cos., Inc.
6.50%, 03/15/22 144A	$300,000	$310,500
Canada Housing Trust No. 1
2.65%, 12/15/28(C) 144A	4,540,000	3,675,726
Canadian Government Bond
1.00%, 09/01/22(C)	11,300,000	8,404,698
Cenovus Energy, Inc.
5.70%, 10/15/19	461,539	462,045
Enbridge, Inc.
2.90%, 07/15/22Δ	15,000	15,289
Encana Corporation
3.90%, 11/15/21	3,000,000	3,074,249
Fortis, Inc.
2.10%, 10/04/21	475,000	473,578
Husky Energy, Inc.
3.95%, 04/15/22	756,000	780,139
Toronto-Dominion Bank (The)
0.38%, 04/25/24(E)	105,000	115,846
TransCanada PipeLines, Ltd.
3.75%, 10/16/23	45,000	47,472
WestJet Airlines, Ltd.
3.50%, 06/16/21 144A	600,000	610,327
		19,817,972
Cayman Islands — 0.3%
QNB Finance, Ltd.
(Floating, ICE LIBOR USD 3M + 1.00%), 3.27%, 05/02/22†	3,000,000	3,010,537
Chile — 0.2%
Banco del Estado de Chile
2.67%, 01/08/21 144A	725,000	725,546
Banco Santander Chile
2.50%, 12/15/20 144A	635,000	639,382
		1,364,928
China — 0.7%
Avolon Holdings Funding, Ltd.
3.63%, 05/01/22 144A	350,000	355,162
Baidu, Inc.
2.88%, 07/06/22	235,000	236,491
Park Aerospace Holdings, Ltd.
3.63%, 03/15/21 144A	700,000	706,930
5.25%, 08/15/22 144A	800,000	845,120
Sinopec Group Overseas Development 2015, Ltd.
2.50%, 04/28/20	3,500,000	3,502,563
Sinopec Group Overseas Development 2017, Ltd.
2.38%, 04/12/20 144A	970,000	970,078
Tencent Holdings, Ltd.
(Floating, ICE LIBOR USD 3M + 0.91%), 3.25%, 04/11/24 144A †	600,000	600,821
		7,217,165

See Notes to Schedule of Investments.

	Par	Value
Denmark — 0.1%
Danske Bank A/S
(Variable, ICE LIBOR USD 3M + 1.25%), 3.00%, 09/20/22 144A ^	$745,000	$747,943
Finland — 0.0%
Nokia OYJ
3.38%, 06/12/22	185,000	188,237
France — 0.4%
Air Liquide Finance SA
0.38%, 04/18/22(E)	100,000	110,606
Autoroutes du Sud de la France SA
2.95%, 01/17/24(E)	100,000	122,570
Banque Federative du Credit Mutuel
0.13%, 02/05/24(E)	200,000	219,078
Credit Agricole SA
3.38%, 01/10/22 144A	1,600,000	1,636,275
0.88%, 01/19/22(E)	200,000	223,281
Dassault Systemes SE
0.00%, 09/16/22(E)	100,000	109,431
Engie SA
0.38%, 02/28/23(E)	200,000	221,281
Orange SA
0.50%, 01/15/22(E)	100,000	110,630
0.75%, 09/11/23(E)	500,000	561,835
Sanofi
0.00%, 09/13/22(E)	100,000	109,564
Schneider Electric SE
0.25%, 09/09/24(E)	100,000	110,687
Societe Generale SA
0.00%, 05/27/22(E)	100,000	109,280
Total Capital International SA
2.13%, 03/15/23(E)	100,000	117,692
Veolia Environnement SA
0.67%, 03/30/22(E)	200,000	221,712
		3,983,922
Germany — 0.3%
BASF SE
2.00%, 12/05/22(E)	195,000	227,113
Deutsche Bank AG
3.15%, 01/22/21	1,405,000	1,404,425
4.25%, 02/04/21	410,000	414,695
SAP SE
0.25%, 03/10/22(E)	200,000	220,230
Volkswagen Leasing GmbH
(Floating, 0.45% - Euribor 3M), 0.08%, 08/02/21(E) †	300,000	327,170
1.00%, 02/16/23(E) Δ	460,000	511,848
		3,105,481
Hong Kong — 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/20 144A	990,000	989,093
Goodman HK Finance
4.38%, 06/19/24	1,200,000	1,267,086
		2,256,179
	Par	Value
India — 0.3%
Export-Import Bank of India
2.75%, 04/01/20	$1,300,000	$1,302,933
ICICI Bank, Ltd.
3.13%, 08/12/20	1,000,000	1,003,791
State Bank of India
(Floating, ICE LIBOR USD 3M + 0.95%), 3.25%, 04/06/20†	1,000,000	1,001,663
		3,308,387
Indonesia — 0.1%
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23 144A Δ	1,175,000	1,242,789
Ireland — 0.5%
Abbott Ireland Financing DAC
0.88%, 09/27/23(E)	100,000	112,631
AerCap Ireland Capital DAC
3.95%, 02/01/22	940,000	970,887
3.50%, 05/26/22	460,000	471,887
4.63%, 07/01/22Δ	300,000	316,891
3.30%, 01/23/23	155,000	158,166
2.88%, 08/14/24	300,000	300,624
AIB Group PLC
(Variable, ICE LIBOR USD 3M + 1.87%), 4.26%, 04/10/25 144A ^	200,000	208,083
Eaton Capital Unlimited Co.
0.02%, 05/14/21(E)	275,000	300,430
ESB Finance DAC
3.49%, 01/12/24(E)	100,000	125,797
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21	740,000	743,647
2.88%, 09/23/23	200,000	204,022
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144A	390,000	390,274
3.00%, 07/15/22 144A	540,000	546,024
Willis Towers Watson PLC
5.75%, 03/15/21	131,000	137,363
		4,986,726
Japan — 1.9%
Central Nippon Expressway Co., Ltd.
(Floating, ICE LIBOR USD 3M + 0.85%), 2.99%, 09/14/21†	1,000,000	1,007,417
(Floating, ICE LIBOR USD 3M + 0.56%), 2.83%, 11/02/21†	1,000,000	1,001,121
2.85%, 03/03/22	2,000,000	2,023,250
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21	65,000	66,482
2.19%, 09/13/21	700,000	699,231
3.22%, 03/07/22	2,030,000	2,078,489
2.62%, 07/18/22	1,635,000	1,650,440
(Floating, ICE LIBOR USD 3M + 0.79%), 3.07%, 07/25/22†	1,500,000	1,506,580
(Floating, ICE LIBOR USD 3M + 0.74%), 2.88%, 03/02/23†	900,000	900,294
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.25%, 09/07/21	$500,000	$498,132
Mizuho Financial Group, Inc.
(Variable, ICE LIBOR USD 3M + 0.84%), 2.72%, 07/16/23^	1,190,000	1,200,392
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	1,600,000	1,614,749
2.06%, 07/14/21	1,100,000	1,097,034
(Floating, ICE LIBOR USD 3M + 0.74%), 3.04%, 10/18/22†	2,000,000	2,006,073
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 144A	1,100,000	1,138,969
		18,488,653
Netherlands — 1.3%
Allianz Finance II BV
0.25%, 06/06/23(E)	100,000	110,537
BMW Finance NV
2.25%, 08/12/22 144A	1,270,000	1,272,184
BNG Bank NV
2.50%, 02/28/20 144A	2,000,000	2,003,105
1.50%, 09/06/22 144A	1,450,000	1,442,006
Cooperatieve Rabobank UA
3.13%, 04/26/21	1,570,000	1,597,418
Daimler International Finance BV
0.25%, 08/09/21(E)	25,000	27,407
Enel Finance International NV
4.25%, 09/14/23 144A	400,000	425,085
Iberdrola International BV
3.50%, 02/01/21(E)	200,000	228,802
ING Bank NV
0.00%, 04/08/22(E)	100,000	109,400
ING Groep NV
1.00%, 09/20/23(E)	200,000	225,701
Mylan NV
3.15%, 06/15/21	2,000,000	2,025,905
Nederlandse Waterschapsbank NV
1.50%, 08/27/21 144A	1,810,000	1,801,475
NXP BV
4.13%, 06/01/21 144A	500,000	513,220
Roche Finance Europe BV
0.50%, 02/27/23(E)	80,000	89,368
0.88%, 02/25/25(E)	100,000	114,732
Schlumberger Finance BV
0.00%, 10/15/24(E)	100,000	108,937
Siemens Financieringsmaatschappij NV
0.00%, 09/05/21(E)	341,000	373,509
0.38%, 09/06/23(E)	110,000	122,448
		12,591,239
New Zealand — 0.2%
ANZ New Zealand International, Ltd.
2.20%, 07/17/20 144A	340,000	340,600
BNZ International Funding, Ltd.
2.10%, 09/14/21 144A	1,415,000	1,411,452
		1,752,052
	Par	Value
Norway — 0.0%
Telenor ASA
0.00%, 09/25/23(E)	$100,000	$109,510
Peru — 0.1%
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144A	690,000	708,975
Singapore — 0.1%
BOC Aviation, Ltd.
3.00%, 05/23/22	700,000	703,262
DBS Group Holdings, Ltd.
2.85%, 04/16/22 144A Δ	595,000	603,573
		1,306,835
Spain — 0.0%
Amadeus Capital Markets SAU
1.63%, 11/17/21(E)	100,000	112,541
CaixaBank SA
0.75%, 04/18/23(E)	200,000	222,779
		335,320
Sweden — 0.2%
Atlas Copco AB
2.50%, 02/28/23(E)	100,000	119,100
Stadshypotek AB
2.50%, 04/05/22 144A	1,000,000	1,015,870
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	155,000	160,014
Volvo Treasury AB
(Floating, 0.65% - Euribor 3M), 0.22%, 09/13/21(E) †	200,000	219,608
		1,514,592
Switzerland — 0.6%
Credit Suisse Group AG
3.57%, 01/09/23 144A	750,000	767,264
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/22	1,650,000	1,716,400
UBS AG
2.20%, 06/08/20 144A	1,490,000	1,490,306
2.45%, 12/01/20 144A	755,000	758,151
UBS Group Funding Switzerland AG
(Floating, ICE LIBOR USD 3M + 1.78%), 4.08%, 04/14/21 144A †	900,000	919,058
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A ^	365,000	369,125
		6,020,304
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	655,000	662,375
United Kingdom — 2.3%
Aon PLC
2.80%, 03/15/21	225,000	226,736
Barclays Bank PLC
2.65%, 01/11/21	700,000	702,200

See Notes to Schedule of Investments.

	Par	Value
Barclays PLC
3.25%, 01/12/21	$725,000	$730,909
(Floating, ICE LIBOR USD 3M + 2.11%), 4.29%, 08/10/21†	1,000,000	1,020,349
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	600,000	623,355
BG Energy Capital PLC
4.00%, 10/15/21 144A	1,000,000	1,036,515
BP Capital Markets PLC
1.53%, 09/26/22(E)	360,000	411,464
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	270,000	274,987
3.60%, 05/25/23	3,000,000	3,123,572
(Variable, ICE LIBOR USD 3M + 0.99%), 3.95%, 05/18/24^	350,000	366,485
Lloyds Banking Group PLC
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 03/17/23^	2,500,000	2,508,716
Nationwide Building Society
(Variable, ICE LIBOR USD 3M + 1.18%), 3.62%, 04/26/23 144A ^	1,500,000	1,529,894
NatWest Markets PLC
3.63%, 09/29/22 144A	635,000	652,131
Rolls-Royce PLC
2.13%, 06/18/21(E)	100,000	112,989
Royal Bank of Scotland Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 3.63%, 05/15/23†	1,810,000	1,812,521
3.88%, 09/12/23	240,000	247,936
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,500,000	3,516,226
3.57%, 01/10/23	350,000	355,164
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	218,499
Santander UK PLC
3.75%, 11/15/21	525,000	542,186
Sky, Ltd.
1.50%, 09/15/21(E)	100,000	112,469
Standard Chartered PLC
(Variable, ICE LIBOR USD 3M + 1.20%), 2.74%, 09/10/22 144A ^	2,300,000	2,303,323
		22,428,626
Total Foreign Bonds (Cost $124,747,186)		125,696,594
MORTGAGE-BACKED SECURITIES — 25.0%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class D
(Floating, ICE LIBOR USD 1M + 1.54%, 1.54% Floor), 3.56%, 09/15/34 144A †	315,000	316,140
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 3.37%, 11/25/46†	655,262	326,870
	Par	Value
American Home Mortgage Investment Trust, Series 2004-3, Class 5A
(Floating, ICE LIBOR USD 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.69%, 10/25/34†	$16,926	$16,970
Americold LLC, Series 2010-ARTA, Class A1
3.85%, 01/14/29 144A	275,625	278,395
AOA Mortgage Trust, Series 2015-1177, Class A
2.96%, 12/13/29 144A	1,330,000	1,342,350
Aventura Mall Trust, Series 2013-AVM, Class A
3.87%, 12/05/32 144A † γ	1,770,000	1,791,306
Aventura Mall Trust, Series 2013-AVM, Class B
3.87%, 12/05/32 144A † γ	1,410,000	1,426,973
Banc of America Funding Trust, Series 2006-J, Class 4A1
4.65%, 01/20/47† γ	196,422	191,492
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
4.99%, 01/25/34† γ	81,041	82,107
Banc of America Mortgage Trust, Series 2004-2, Class 5A1
6.50%, 10/25/31	26,963	28,746
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.32%, 09/15/36 144A †	400,000	401,251
Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.66%, 0.33% Floor, 11.50% Cap), 2.68%, 09/25/34†	317,967	316,531
Bear Stearns ALT-A Trust, Series 2004-13, Class A1
(Floating, ICE LIBOR USD 1M + 0.74%, 0.37% Floor, 11.50% Cap), 2.76%, 11/25/34†	3,211	3,217
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
4.67%, 01/25/34† γ	112,784	116,890
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.47%, 07/25/34† γ	106,762	107,999
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM
5.51%, 01/12/45† γ	122,672	122,532
Brass No. 8 PLC, Class A1
(Floating, ICE LIBOR USD 3M + 0.70%), 2.83%, 11/16/66 144A †	300,000	300,195
BX Trust, Series 2017-APPL, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 2.91%, 07/15/34 144A †	2,037,697	2,039,730
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A
3.53%, 10/15/34 144A	$585,000	$608,569
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,500,000	1,576,959
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B
3.21%, 04/10/28 144A	850,000	852,154
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 2.92%, 07/25/49 144A †	248,359	249,647
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	507,371	515,338
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 4.08%, 06/15/34 144A †	1,610,000	1,616,173
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 11.50% Cap), 2.56%, 02/25/35†	63,876	62,371
Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class A
(Floating, ICE LIBOR USD 1M + 1.28%, 1.28% Floor), 3.31%, 07/15/27 144A †	1,035,000	1,034,849
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class AAB
2.84%, 10/10/49	1,010,000	1,035,398
CLNS Trust, Series 2017-IKPR, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 2.85%, 06/11/32 144A †	420,000	419,318
COMM Mortgage Trust, Series 2012-CR4, Class ASB
2.44%, 10/15/45	449,732	450,018
COMM Mortgage Trust, Series 2013-300P, Class A1
4.35%, 08/10/30 144A	515,000	552,189
COMM Mortgage Trust, Series 2013-CR12, Class A2
2.90%, 10/10/46	114,276	114,204
COMM Mortgage Trust, Series 2013-CR8, Class A5
3.61%, 06/10/46	750,000	785,756
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	306,445	305,304
COMM Mortgage Trust, Series 2014-CR17, Class ASB
3.60%, 05/10/47	1,426,375	1,471,681
COMM Mortgage Trust, Series 2014-UBS3, Class ASB
3.37%, 06/10/47	987,580	1,014,096
	Par	Value
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	$387,571	$399,277
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	480,000	497,958
COMM Mortgage Trust, Series 2015-CR25, Class ASB
3.54%, 08/10/48	1,160,000	1,207,078
COMM Trust, Series 2013-GAM, Class A1
1.71%, 02/10/28 144A	277,909	276,154
Core Industrial Trust, Series 2015-TEXW, Class A
3.08%, 02/10/34 144A	1,439,120	1,471,760
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 04/15/50	280,000	297,155
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.94%, 01/15/49† IO γ	975,829	78,544
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A1
2.99%, 03/15/52	950,163	970,285
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A1
(Step to 5.54% on 11/25/19), 5.87%, 10/25/36 STEP	181,743	174,801
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A2
(Step to 5.54% on 11/25/19), 5.89%, 10/25/36 STEP	181,743	174,799
Exantas Capital Corporation, Ltd., Series 2018-RSO6, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 2.85%, 06/15/35 144A †	307,984	308,254
Fannie Mae Connecticut Avenue Securities, Series 2017-C02
(Floating, ICE LIBOR USD 1M + 1.15%), 3.17%, 09/25/29†	237,698	238,111
Fannie Mae Connecticut Avenue Securities, Series 2017-C04
(Floating, ICE LIBOR USD 1M + 0.85%), 2.87%, 11/25/29†	354,282	354,527
Federal Home Loan Mortgage Corporation
5.00%, 12/01/19	345	345
5.50%, 05/01/22	28,199	28,525
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.12% Cap), 4.78%, 07/01/27†	3,701	3,824
2.50%, 11/01/27	1,176,649	1,193,995
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.02% Cap), 4.69%, 11/01/31†	25,296	26,624

See Notes to Schedule of Investments.

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.96% Cap), 4.76%, 04/01/32†	$5,114	$5,389
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.69% Cap), 4.58%, 06/01/33†	354,407	372,351
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.49% Cap), 4.74%, 10/01/34†	67,870	71,641
(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 10.69% Cap), 4.59%, 08/01/35†	197,737	208,347
(Floating, ICE LIBOR USD 1Y + 1.35%, 1.35% Floor, 10.35% Cap), 3.82%, 09/01/35†	118,395	122,687
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 10.84% Cap), 4.35%, 10/01/35†	136,918	143,260
(Floating, ICE LIBOR USD 1Y + 1.52%, 1.52% Floor, 11.80% Cap), 4.60%, 04/01/36†	162,856	169,528
4.50%, 07/01/47	99,624	107,988
4.50%, 03/01/49	7,657,514	8,374,153
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 2.53%, 10/15/36†	1,490,832	1,490,924
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	104,052	110,312
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	273,630	292,504
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	329,017	347,804
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	573,768	594,417
Federal Home Loan Mortgage Corporation REMIC, Series 4493
3.00%, 02/15/44	426,351	440,485
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	486,607	505,301
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 2.48%, 06/15/49†	1,922,513	1,921,761
Federal National Mortgage Association
5.00%, 05/01/21	1,283	1,324
5.00%, 11/01/21	1,151	1,188
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.99%, 1.99% Floor, 10.58% Cap), 4.52%, 12/01/24 CONV †	8,390	8,542
2.50%, 12/01/27	723,738	731,163
3.00%, 09/01/30	331,873	341,647
	Par	Value
3.00%, 02/01/31	$1,798,485	$1,847,600
3.00%, 04/01/31	28,440	29,165
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.69% Cap), 4.62%, 09/01/31†	36,733	38,138
2.50%, 10/01/31	745,959	753,411
2.50%, 11/01/31	1,450,334	1,469,758
2.50%, 01/01/32	13,576	13,707
3.00%, 03/01/32	1,104,445	1,136,975
(Floating, ICE LIBOR USD 1M + 1.31%, 1.31% Floor, 11.27% Cap), 3.68%, 08/01/32†	305,591	310,335
3.00%, 11/01/32	101,082	103,488
3.00%, 12/01/32	1,534,674	1,575,648
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.73% Cap), 4.86%, 12/01/32†	275,510	291,173
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.37% Cap), 4.86%, 06/01/33†	10,082	10,518
4.00%, 09/01/33	4,243,806	4,446,680
4.00%, 03/01/34	97,724	102,694
4.00%, 05/01/34	970,703	1,040,684
3.00%, 10/01/34	1,690,000	1,729,202
(Floating, ICE LIBOR USD 1Y + 1.66%, 1.66% Floor, 10.09% Cap), 4.72%, 02/01/35†	144,782	151,690
(Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 11.11% Cap), 3.86%, 09/01/35†	25,426	26,142
(Floating, ICE LIBOR USD 1Y + 1.74%, 1.74% Floor, 11.11% Cap), 4.74%, 12/01/35†	4,850	4,922
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 9.51% Cap), 4.55%, 05/01/38†	1,080,752	1,135,119
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 10.67% Cap), 3.68%, 08/01/42†	241,382	246,491
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 8.40% Cap), 3.32%, 09/01/42†	561,942	577,178
(Floating, ICE LIBOR USD 1Y + 1.70%, 1.70% Floor, 7.72% Cap), 2.72%, 07/01/43†	930,159	946,356
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.48% Cap), 3.68%, 07/01/44†	125,631	128,440
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.65% Cap), 3.68%, 10/01/44†	83,608	85,305
(Floating, ICE LIBOR USD 1Y + 1.59%, 1.59% Floor, 7.67% Cap), 2.67%, 06/01/45†	1,083,877	1,099,908
4.50%, 03/01/47	349,511	374,105
4.50%, 05/01/47	1,148,554	1,230,765
4.50%, 07/01/47	113,562	121,931
4.50%, 11/01/47	1,290,897	1,383,689
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.50%, 06/01/48	$129,512	$142,002
4.50%, 11/01/48	422,108	462,812
4.50%, 02/01/49	1,122,622	1,239,891
4.50%, 04/01/49	286,784	316,745
4.00%, 12/01/49 TBA	11,900,000	12,357,395
Federal National Mortgage Association ACES, Series 2015-M4
0.48%, 07/25/22† IO γ	17,085,220	133,552
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 2.45%, 10/25/36†	198,722	199,317
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 2.57%, 10/25/37†	332,654	335,385
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	175,321	186,569
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 2.47%, 07/25/42†	259,527	260,051
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 2.54%, 06/25/55†	314,260	312,617
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 2.73%, 03/25/46†	1,522,491	1,521,115
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.68%, 07/25/46†	1,937,679	1,937,399
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 2.52%, 07/25/49†	1,944,790	1,947,195
Federal National Mortgage Association REMIC, Series 2019-41
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 2.52%, 08/25/59†	966,336	966,154
	Par	Value
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.60%, 09/25/49†	$2,858,811	$2,858,848
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	406,718	418,283
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ18
3.07%, 08/25/22	390,000	400,770
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-HQA3
(Floating, ICE LIBOR USD 1M + 0.55%), 2.57%, 04/25/30†	126,600	126,592
FHLMC Structured Pass-Through Certificates, Series T-56
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 3.02%, 05/25/43†	445,794	455,895
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.85%, 07/25/44†	509,643	526,246
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
4.31%, 06/25/34† γ	158,256	160,248
Flagstar Mortgage Trust, Series 2018-4, Class A4
4.00%, 07/25/48 144A	1,300,743	1,308,339
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 2.46%, 08/19/34†	303,115	304,085
Gosforth Funding PLC, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.45%), 2.58%, 08/25/60 144A †	587,839	586,985
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 2.00% Floor, 12.00% Cap), 3.88%, 06/20/21†	425	428
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.00%, 03/20/22†	31,964	32,285
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.00%, 01/20/23†	6,998	7,035

See Notes to Schedule of Investments.

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 3.88%, 05/20/24†	$16,797	$17,209
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.75%, 07/20/25†	22,521	23,177
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.75%, 08/20/25†	7,196	7,408
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.13%, 11/20/25†	23,822	24,484
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.13%, 12/20/26†	35,930	37,039
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.75%, 07/20/27†	816	844
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 4.13%, 10/20/27†	13,749	14,199
8.50%, 10/15/29	19,533	19,870
8.50%, 04/15/30	2,929	2,950
8.50%, 05/15/30	53,388	55,159
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.88%, 05/20/30†	20,397	21,194
8.50%, 07/15/30	38,714	40,513
8.50%, 08/15/30	4,533	4,590
8.50%, 11/15/30	6,203	6,439
8.50%, 12/15/30	17,211	18,313
8.50%, 02/15/31	14,311	14,797
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 2.34%, 05/20/37†	103,616	103,515
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 2.83%, 02/20/61†	894,416	896,782
Government National Mortgage Association, Series 2012-102
3.50%, 08/20/39	1,276,139	1,298,455
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 2.39%, 05/20/63†	1,483,375	1,482,251
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 3.00%, 02/20/66†	356,046	356,837
	Par	Value
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 3.00%, 10/20/66†	$2,177,082	$2,190,672
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 3.63%, 04/20/67†	2,854,137	2,908,245
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 3.63%, 04/20/67†	3,238,777	3,296,188
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 2.94%, 11/21/35 144A †	708,836	709,456
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%, 06/10/28 144A	1,850,000	1,879,089
Great Wolf Trust, Series 2017-WOLF, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 1.00% Floor), 2.88%, 09/15/34 144A †	390,000	390,244
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 2.56%, 11/25/45†	123,286	109,827
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.20%, 01/25/37†	364,676	353,997
GS Mortgage Securities Corporation Trust, Series 2012-ALOH, Class A
3.55%, 04/10/34 144A	680,000	700,048
GS Mortgage Securities Corporation Trust, Series 2017-500K, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 2.73%, 07/15/32 144A †	1,500,000	1,497,609
GS Mortgage Securities Corporation Trust, Series 2019-SOHO, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 2.93%, 06/15/36 144A †	536,000	537,135
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.21%, 08/10/44 144A	410,000	429,474
GS Mortgage Securities Trust, Series 2013-GC12, Class A3
2.86%, 06/10/46	1,342,000	1,371,399
GS Mortgage Securities Trust, Series 2013-GC13, Class AAB
3.72%, 07/10/46	2,013,571	2,070,237
GS Mortgage Securities Trust, Series 2013-GC14, Class A3
3.53%, 08/10/46	341,069	343,217
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GS Mortgage Securities Trust, Series 2019-GC38, Class A2
3.87%, 02/10/52	$373,644	$399,674
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
4.79%, 09/25/34† γ	179,040	187,884
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.48%, 09/25/35† γ	78,469	80,956
Hawaii Hotel Trust, Series 2019-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.18%, 05/15/38 144A †	859,000	861,533
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.05%), 1.76%, 05/25/53(U) 144A †	1,400,000	1,725,283
Holmes Master Issuer PLC, Series 2018-2A, Class A2
(Floating, ICE LIBOR USD 3M + 0.42%), 2.72%, 10/15/54 144A †	3,074,131	3,073,455
Impac CMB Trust, Series 2003-1, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.40% Floor, 11.95% Cap), 2.82%, 03/25/33†	43,324	43,315
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.21%, 09/25/46†	461,457	443,379
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.27%, 0.27% Floor), 2.29%, 06/25/37†	201,308	195,990
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 06/15/45	1,277,398	1,305,805
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FX
3.48%, 06/15/45 144A	780,090	797,438
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	949,358	956,266
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	203,459
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A
(Floating, ICE LIBOR USD 1M + 1.00%, 0.96% Floor), 3.03%, 07/15/36 144A †	1,710,000	1,709,938
	Par	Value
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
4.68%, 02/25/35† γ	$28,893	$29,281
JP Morgan Mortgage Trust, Series 2016-2, Class A1
2.82%, 06/25/46 144A † γ	723,865	725,975
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	869,797	883,129
JP Morgan Mortgage Trust, Series 2017-1, Class A5
3.50%, 01/25/47 144A	752,999	763,230
JP Morgan Mortgage Trust, Series 2017-3, Class 1A6
3.00%, 08/25/47 144A	1,996,467	2,010,348
JP Morgan Mortgage Trust, Series 2017-5, Class A1A
3.00%, 10/26/48 144A	1,765,019	1,772,417
JP Morgan Mortgage Trust, Series 2017-6, Class A6
3.00%, 12/25/48 144A	331,611	334,124
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	360,243	372,989
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,578,020
KNDL Mortgage Trust, Series 2019-KNSQ, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 2.83%, 05/15/36 144A †	409,000	409,473
KNDL Mortgage Trust, Series 2019-KNSQ, Class D
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.38%, 05/15/36 144A †	136,000	136,185
Lanark Master Issuer PLC, Series 2018-2A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%), 2.57%, 12/22/69 144A †	1,041,200	1,040,310
Lanark Master Issuer PLC, Series 2019-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.77%), 2.90%, 12/22/69 144A †	1,810,667	1,815,306
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1
2.42%, 03/10/50 144A	787,247	789,154
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor, 10.50% Cap), 2.19%, 12/25/36†	431,712	423,538
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
4.60%, 12/25/33† γ	120,183	123,293

See Notes to Schedule of Investments.

	Par	Value
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1
4.25%, 02/25/36† γ	$194,603	$197,721
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	1,153,364	1,188,511
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3
3.77%, 11/15/46	545,000	575,935
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	216,737	218,589
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	520,000	537,463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	2,000,000	2,052,032
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB
3.38%, 10/15/48	825,000	860,574
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.88%, 12/15/49† IO γ	1,948,457	82,172
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%, 07/13/29 144A	815,000	829,569
National Rmbs Trust, Series 2012-2, Class A1
(Floating, Australian BBSW 1M + 1.10%), 2.11%, 06/20/44(A) †	113,645	77,062
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(Floating, ICE LIBOR USD 1M + 0.53%, 0.53% Floor, 8.00% Cap), 2.59%, 03/09/21†	515,304	516,271
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	1,579,878	1,646,074
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	1,578,479	1,656,971
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%), 2.68%, 07/15/58 144A †	830,000	830,448
PFP, Ltd., Series 2019-5, Class A
(Floating, ICE LIBOR USD 1M + 0.97%, 0.97% Floor), 3.00%, 04/14/36 144A †	314,471	315,768
RAIT Trust, Series 2017-FL7, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 2.98%, 06/15/37 144A †	43,905	43,907
	Par	Value
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	$5,132	$5,341
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.56%, 08/20/56(U) †	906,638	1,114,097
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	562,587	586,242
Sequoia Mortgage Trust 2017-CH1 A2
3.50%, 08/25/47 144A	558,038	567,190
Sequoia Mortgage Trust, Series 2017-CH2, Class A10
4.00%, 12/25/47 144A	230,906	233,937
Silverstone Master Issuer PLC, Series 2019-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.57%), 2.85%, 01/21/70 144A †	200,000	200,143
STACR Trust, Series 2018-DNA2, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%), 2.82%, 12/25/30 144A †	1,211,840	1,213,380
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 3.67%, 04/25/43 144A †	1,388,385	1,392,857
STACR Trust, Series 2018-HRP2, Class M2
(Floating, ICE LIBOR USD 1M + 1.25%), 3.27%, 02/25/47 144A †	2,200,000	2,207,151
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
0.49%, 09/25/34	64,579	62,291
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 2.31%, 07/19/35†	45,133	44,965
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 10.50% Cap), 2.30%, 02/25/36†	344,241	333,502
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.76% on 11/25/19), 6.01%, 07/25/37 STEP	246,938	169,735
TORRENS Trust, Series 2013-1, Class A
(Floating, Australian BBSW 1M + 0.95%), 2.01%, 04/12/44(A) †	567,737	383,526
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.80%, 10/20/51(U) 144A †	$1,887,564	$2,323,250
Uniform Mortgage Backed Securities
2.50%, 10/01/34 TBA	4,350,000	4,387,298
4.00%, 10/01/34 TBA	545,000	567,072
4.50%, 10/01/34 TBA	510,000	525,594
4.00%, 10/01/49 TBA	523,000	542,715
4.00%, 11/01/49 TBA	41,977,000	43,580,653
3.00%, 12/01/49 TBA	14,300,000	14,497,226
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.85%, 06/25/42†	7,292	7,280
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
4.41%, 08/25/33† γ	157,342	163,347
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor, 10.50% Cap), 2.33%, 01/25/45†	304,692	303,490
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 3.19%, 01/25/47†	294,415	287,219
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 3.43%, 06/25/46†	593,231	593,818
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
3.89%, 02/25/37† γ	226,822	212,627
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.46%, 05/25/37† γ	272,809	228,502
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A1
3.60%, 07/25/37† γ	706,811	647,881
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 3.29%, 05/25/47†	61,824	10,212
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%, 11/15/43 144A	116,618	116,720
	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.48%, 08/15/50	$882,221	$909,057
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 3.57%, 01/15/59 144A †	2,000,000	2,050,532
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1
4.95%, 12/25/34† γ	96,701	100,695
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1
4.97%, 08/25/33† γ	13,759	13,898
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class AFL
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 3.47%, 06/15/44 144A †	2,767,819	2,791,042
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	1,000,000	1,024,123
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AFL
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.02%, 08/15/45 144A †	527,493	529,906
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	749,024	766,666
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	620,887	638,155
Total Mortgage-Backed Securities (Cost $243,830,161)		244,240,316
MUNICIPAL BONDS — 0.4%
North Texas Higher Education Authority, Inc.
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor, 15.00% Cap), 3.20%, 04/01/40†	1,531,135	1,542,365
South Carolina Public Service Authority
2.39%, 12/01/23	715,000	719,476
3.72%, 12/01/23	400,000	420,186
State of California, General Obligation, Series C
(Floating, ICE LIBOR USD 1M + 0.00%), 2.80%, 04/01/47†	1,500,000	1,504,508
Total Municipal Bonds (Cost $4,089,275)		4,186,535
U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Bill
1.91%, 01/23/20Ω Δ	4,300,000	4,275,647

See Notes to Schedule of Investments.

	Par	Value
1.93%, 05/21/20Ω Δ	$9,000,000	$8,897,189
1.73%, 08/13/20Ω	2,000,000	1,969,731
1.72%, 09/10/20Ω	1,300,000	1,278,758
		16,421,325
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/22	8,862,000	8,772,405
0.63%, 04/15/23	8,316,942	8,405,176
0.75%, 07/15/28	7,665,975	8,048,080
0.88%, 01/15/29‡‡ Δ	3,149,941	3,342,952
		28,568,613
U.S. Treasury Notes
1.88%, 06/30/20	4,500,000	4,500,703
1.63%, 07/31/20Δ	13,000,000	12,976,133
2.00%, 07/31/20	3,000,000	3,003,398
2.63%, 07/31/20‡‡	58,500,000	58,869,053
1.38%, 09/30/20	18,000,000	17,923,008
2.50%, 01/31/21‡‡ Δ	1,000,000	1,009,492
2.25%, 04/30/21Δ	33,730,000	34,006,033
2.13%, 05/31/21Δ	19,000,000	19,131,738
1.75%, 07/31/21Δ	63,890,000	63,988,580
2.13%, 05/15/22	6,535,000	6,621,665
1.50%, 08/15/22‡‡	32,735,000	32,664,032
1.50%, 09/15/22	10,200,000	10,181,871
		264,875,706
Total U.S. Treasury Obligations (Cost $308,492,878)		309,865,644

	Shares
MONEY MARKET FUNDS — 3.1%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø ∞	24,485,566	24,485,566
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø §	5,324,870	5,324,870
Northern Institutional U.S. Government Portfolio (Shares), 1.83%Ø	165,804	165,804
Total Money Market Funds (Cost $29,976,240)		29,976,240

	Par
REPURCHASE AGREEMENT — 0.5%
Citigroup, Inc. (dated 09/30/19, due 10/1/2019, repurchase price $4,900,340, collateralized by U.S. Treasury Bond, 2.250%, due 03/31/2021, total market value $4,963,000) 2.50% (Cost $4,900,000)	$4,900,000	4,900,000
TOTAL INVESTMENTS — 113.7% (Cost $1,106,730,437)		1,113,031,633

	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.0)%
Call Swaptions — (0.0)%
Pay 3-Month LIBOR (Quarterly); Receive 1.60% (Semiannually): Interest Rate Swap Maturing 10/17/2021 USD, Strike Price $1.60, Expires 10/15/19 (MSCS)	1	$(39,100,000)	$(39,965)
Sell Protection on Markit CDX.NA.IG.31 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2024 USD, Strike Price $0.85, Expires 11/20/19 (GSC)	1	(2,600,000)	(610)
Sell Protection on Markit CDX.NA.IG.31 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2024 USD, Strike Price $0.85, Expires 11/20/19 (GSC)	1	(1,700,000)	(399)
Sell Protection on Markit CDX.NA.IG.32 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2024 USD, Strike Price $0.90, Expires 11/20/19 (BNP)	1	(1,200,000)	(226)
Sell Protection on Markit CDX.NA.IG.32 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2024 USD, Strike Price $0.90, Expires 11/20/19 (DEUT)	1	(21,100,000)	(3,978)
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Sell Protection on Markit CDX.NA.IG.32 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2024 USD, Strike Price $0.90, Expires 11/20/19 (BAR)	1	$(2,200,000)	$(414)
			(45,592)
Put Option — (0.0)%
FNMA TBA 3% expiration date 11/2049, Strike Price $100.89, Expires 11/06/19 (JPM)	1	(350,980,000)	(6,906)
Put Swaptions — (0.0)%
Pay 1.84375% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/11/2049 USD, Strike Price $1.84, Expires 10/09/19 (GSC)	1	(3,700,000)	(10,186)
	Number of Contracts	Notional Amount	Value
Sell Protection on Markit CDX.NA.IG.32 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2024 USD, Strike Price $47.50, Expires 10/16/19 (MSCS)	1	$(10,300,000)	$(1,189)
			(11,375)
Total Written Options (Premiums received $ (114,032))			(63,873)
Liabilities in Excess of Other Assets — (13.7)%			(134,042,270)
NET ASSETS — 100.0%			$978,925,490

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	12/2019	(39)	$(5,766,217)	$39,922
Euro-Bund	12/2019	(1)	(189,924)	1,856
Euro-Schatz	12/2019	(22)	(2,693,550)	7,394
10-Year CAN Bond	12/2019	37	3,982,489	(41,545)
10-Year U.S. Treasury Note	12/2019	(24)	(3,127,500)	2,901
U.S. Treasury Long Bond	12/2019	3	486,938	(7,098)
Ultra 10-Year U.S. Treasury Note	12/2019	65	9,256,406	(157,614)
Ultra Long U.S. Treasury Bond	12/2019	(26)	(4,989,563)	(35,625)
Long GILT	12/2019	(34)	(5,611,863)	(33,210)
2-Year U.S. Treasury Note	12/2019	1,172	252,566,000	(519,395)
5-Year U.S. Treasury Note	12/2019	(516)	(61,480,594)	228,329
90-Day Bank Acceptance	12/2020	161	29,833,943	(14,488)
Total Futures Contracts outstanding at September 30, 2019			$212,266,565	$(528,573)
Forward Foreign Currency Contracts outstanding at September 30, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/02/19	U.S. Dollars	11,246,115	Euro	10,127,000	BNP	$208,190

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/03/19	U.S. Dollars	10,722,234	Euro	9,729,000	RBS	$115,472
11/04/19	U.S. Dollars	11,083,748	Euro	10,127,000	JPM	14,751
12/18/19	Canadian Dollars	1,048,228	Australian Dollars	1,160,000	BOA	7,347
10/03/19	U.S. Dollars	425,900	Euro	385,000	BNP	6,166
10/03/19	U.S. Dollars	160,043	Euro	145,000	CITI	1,961
10/02/19	U.S. Dollars	305,222	Canadian Dollars	402,000	HSBC	1,792
10/03/19	U.S. Dollars	94,138	Euro	85,000	CBA	1,469
10/03/19	U.S. Dollars	104,681	Euro	95,000	TDB	1,110
10/03/19	U.S. Dollars	103,381	Euro	94,000	ANZ	900
Subtotal Appreciation						$359,158
10/03/19	U.S. Dollars	127,510	Australian Dollars	189,000	JPM	$(70)
10/02/19	U.S. Dollars	251,858	Canadian Dollars	334,000	GSC	(246)
11/04/19	U.S. Dollars	5,460,660	British Pounds	4,437,000	MSCS	(3,106)
10/03/19	U.S. Dollars	3,484,890	Canadian Dollars	4,631,000	BOA	(10,777)
12/18/19	Australian Dollars	1,160,000	Canadian Dollars	1,056,432	BNP	(13,547)
11/05/19	Japanese Yen	566,600,000	U.S. Dollars	5,276,588	UBS	(22,907)
10/02/19	U.S. Dollars	5,417,280	British Pounds	4,437,000	HSBC	(38,234)
10/15/19	U.S. Dollars	8,415,859	Canadian Dollars	11,210,000	BNP	(47,617)
10/02/19	Japanese Yen	566,600,000	U.S. Dollars	5,370,616	UBS	(130,385)
Subtotal Depreciation						$(266,889)
Total Forward Foreign Currency Contracts outstanding at September 30, 2019						$92,269
Swap agreements outstanding at September 30, 2019:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 7.5% due 10/28/2027 (Pay Quarterly)	(1.00)%	6/20/2024	MSCS	USD	1,600,000	$(42,287)	$(35,993)	$(6,294)
						$(42,287)	$(35,993)	$(6,294)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.32 Index (Pay Quarterly)	(1.00)%	6/20/2024	USD	17,100,000	$(365,525)	$(334,704)	$(30,821)
					$(365,525)	$(334,704)	$(30,821)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3-Month CDOR (Semiannually)	2.50% (Semiannually)	6/19/2029	CAD	8,700,000	$467,140	$569,244	$(102,104)
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/18/2029	USD	12,500,000	(1,374,336)	(878,595)	(495,741)
1.63% (Semiannually)	3-Month LIBOR (Quarterly)	1/6/2030	USD	3,400,000	(18,002)	(17,827)	(175)
					$(925,198)	$(327,178)	$(598,020)
See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$7,897,853	$—	$7,897,853	$—
Asset-Backed Securities	149,099,436	—	149,099,436	—
Corporate Bonds	237,169,015	—	237,169,015	—
Foreign Bonds	125,696,594	—	125,696,594	—
Money Market Funds	29,976,240	29,976,240	—	—
Mortgage-Backed Securities	244,240,316	—	244,240,316	—
Municipal Bonds	4,186,535	—	4,186,535	—
Repurchase Agreement	4,900,000	—	4,900,000	—
U.S. Treasury Obligations	309,865,644	—	309,865,644	—
Total Assets - Investments in Securities	$1,113,031,633	$29,976,240	$1,083,055,393	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$359,158	$—	$359,158	$—
Futures Contracts	280,402	280,402	—	—
Total Assets - Other Financial Instruments	$639,560	$280,402	$359,158	$ —
Liabilities:
Investments in Securities:
Written Options:
Call Swaptions	(45,592)	—	(45,592)	—
Put Option	(6,906)	—	(6,906)	—
Put Swaptions	(11,375)	—	(11,375)	—
Total Written Options	(63,873)	—	(63,873)	—
Total Liabilities - Investments in Securities	$(63,873)	$ —	$(63,873)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(266,889)	$—	$(266,889)	$—
Futures Contracts	(808,975)	(808,975)	—	—
Swap Agreements	(635,135)	—	(635,135)	—
Total Liabilities - Other Financial Instruments	$(1,710,999)	$(808,975)	$(902,024)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap agreements outstanding" disclosures.

See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.3%
Federal Home Loan Bank
2.13%, 02/11/20	$270,000	$270,205
3.38%, 12/08/23	200,000	214,068
Federal Home Loan Bank Discount Notes
2.01%, 10/23/19Ω	7,220,000	7,211,109
1.89%, 12/27/19Ω	5,320,000	5,296,087
Federal National Mortgage Association
2.51%, 10/09/19Ω	3,350,000	3,348,263
1.88%, 09/24/26	1,500,000	1,519,612
6.25%, 05/15/29	500,000	691,813
6.63%, 11/15/30	1,170,000	1,714,892
Tennessee Valley Authority
3.88%, 02/15/21	1,000,000	1,028,289
Total Agency Obligations (Cost $20,922,466)		21,294,338
ASSET-BACKED SECURITIES — 6.5%
Academic Loan Funding Trust, Series 2012-1A, Class A2
(Floating, ICE LIBOR USD 1M + 1.10%), 3.12%, 12/27/44 144A †	993,492	994,798
Access Group, Inc., Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 2.72%, 07/25/56 144A †	240,412	240,184
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.47%, 01/25/36†	2,900,000	2,894,913
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 3.28%, 04/30/31 144A †	710,000	704,981
Apex Credit CLO, Ltd., Series 2017-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.47%, 1.47% Floor), 3.75%, 04/24/29 144A †	100,000	100,109
Atlas Senior Loan Fund III, Ltd., Series 2013-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.83%), 2.95%, 11/17/27 144A †	520,000	519,508
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 5.43%, 04/20/31 144A †	750,000	716,011
	Par	Value
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	$1,045,794	$793,575
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,109,933	1,617,736
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 3.55%, 07/15/29 144A †	1,400,000	1,400,433
BlueMountain CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.33%), 3.63%, 04/13/27 144A †	455,232	456,242
BlueMountain CLO, Ltd., Series 2016-1A, Class CR
(Floating, ICE LIBOR USD 3M + 1.85%), 4.13%, 04/20/27 144A †	800,000	788,505
BSPRT Issuer, Ltd., Series 2018-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.08%, 09/15/35 144A †	2,600,000	2,603,900
Capital Auto Receivables Asset Trust, Series 2017-1, Class A3
2.02%, 08/20/21 144A	2,396,428	2,395,104
CarMax Auto Owner Trust, Series 2017-2, Class A3
1.93%, 03/15/22	1,811,998	1,810,213
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(Floating, ICE LIBOR USD 1M + 0.98%, 0.65% Floor), 2.99%, 05/25/35†	2,700,000	2,712,456
Catamaran CLO, Ltd., Series 2013-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.85%), 3.11%, 01/27/28 144A †	1,600,000	1,591,816
Chapel BV, Series 2007, Class A2
(Floating, 0.36% - Euribor 3M), 0.00%, 07/17/66(E) †	150,804	164,357
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	850,000	968,553
Community Funding CLO, Series 2015-1A, Class A
5.75%, 11/01/27 144A Ψ ††† STEP	846,785	852,142
Countrywide Asset-Backed Certificates, Series 2006-1, Class AV3
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.32%, 07/25/36†	491,485	492,467

See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.50% Floor), 2.77%, 03/25/34†	$349,683	$352,289
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 2.27%, 12/15/35†	52,098	50,647
CWHEQ Revolving Home Equity Loan Trust, Series 2006-E, Class 2A
(Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor, 16.00% Cap), 2.17%, 07/15/36†	155,660	150,253
Drive Auto Receivables Trust, Series 2019-2, Class A2A
2.93%, 03/15/22	3,253,350	3,260,146
Drive Auto Receivables Trust, Series 2019-2, Class A2B
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor), 2.31%, 03/15/22†	3,253,350	3,252,780
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.53%, 07/15/30 144A †	250,000	250,129
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 3.22%, 12/27/66 144A †	1,556,729	1,574,028
ECMC Group Student Loan Trust, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.75%), 2.77%, 02/27/68 144A †	2,733,367	2,717,017
Edsouth Indenture No. 7 LLC, Series 2014-3, Class A
(Floating, ICE LIBOR USD 1M + 0.60%), 2.62%, 02/25/36 144A †	629,325	620,985
EFS Volunteer No. 3 LLC, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.02%, 04/25/33 144A †	1,869,279	1,881,738
Federal National Mortgage Association Grantor Trust, Series 2017-T1
2.90%, 06/25/27	99,830	104,647
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 2.46%, 02/27/35 144A †	837,495	813,662
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	700,000	776,010
	Par	Value
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 1A1
7.00%, 09/25/37	$4,704	$4,767
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1
7.00%, 09/25/37	59,090	60,049
Golden Credit Card Trust, Series 2017-2A, Class A
1.98%, 04/15/22 144A	500,000	499,561
Golub Capital Partners CLO 45M, Ltd., Series 2019-45A, Class A
(Floating, ICE LIBOR USD 3M + 1.72%, 1.72% Floor), 3.85%, 10/20/31 144A †	250,000	250,212
GSAMP Trust, Series 2007-HS1, Class A1
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 2.87%, 02/25/47†	89,131	89,432
Halcyon Loan Advisors Funding, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 3.36%, 07/25/27 144A †	700,000	699,344
Hertz Vehicle Financing II LP, Series 2018-1A, Class A
3.29%, 02/25/24 144A	1,550,000	1,590,675
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 3.18%, 05/25/34 144A †	954,580	959,218
Jackson Mill CLO, Ltd., Series 2015-1A, Class DR
(Floating, ICE LIBOR USD 3M + 2.80%, 2.80% Floor), 5.10%, 04/15/27 144A †	750,000	724,791
KKR CLO, Ltd., Series 21, Class A
(Floating, ICE LIBOR USD 3M + 1.00%), 3.30%, 04/15/31 144A †	550,000	544,209
KREF, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 3.12%, 06/15/36 144A †	1,450,000	1,456,888
LCM XXIII, Ltd., Series 23A, Class A1
(Floating, ICE LIBOR USD 3M + 1.40%), 3.68%, 10/20/29 144A †	1,000,000	1,003,830
LP Credit Card ABS Master Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 3.82%, 08/20/24 144A †	1,548,496	1,539,175
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%, 0.75% Floor), 3.05%, 04/15/29 144A †	2,750,000	2,730,335
Magnolia Finance XI DAC, Series 2019-1
0.00%, 08/11/24	1,000,000	1,000,000

See Notes to Schedule of Investments.

	Par	Value
Marlette Funding Trust, Series 2018-2A, Class A
3.06%, 07/17/28 144A	$640,463	$641,086
Midocean Credit Clo VII, Series 2017-7A, Class B
(Floating, ICE LIBOR USD 3M + 1.90%), 4.20%, 07/15/29 144A †	1,500,000	1,502,660
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
2.88%, 07/25/59 144A † γ	399,131	404,087
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 2.70%, 10/25/35†	470,685	469,818
Montana Higher Education Student Assistance Corporation, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.09%, 07/20/43†	700,000	701,194
Navient Student Loan Trust, Series 2016-6A, Class A3
(Floating, ICE LIBOR USD 1M + 1.30%), 3.32%, 03/25/66 144A †	6,000,000	6,109,898
Navient Student Loan Trust, Series 2016-7A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%), 3.17%, 03/25/66 144A †	756,117	764,968
Navient Student Loan Trust, Series 2017-1A, Class A3
(Floating, ICE LIBOR USD 1M + 1.15%), 3.17%, 07/26/66 144A †	520,000	525,870
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.07%, 12/27/66 144A †	1,469,457	1,476,278
Nelnet Student Loan Trust, Series 2006-1, Class A6
(Floating, ICE LIBOR USD 3M + 0.45%, 0.45% Floor), 2.60%, 08/23/36 144A †	1,200,000	1,165,577
Nelnet Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 2.38%, 01/25/30†	46,540	46,530
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 3.27%, 04/15/31 144A †	700,000	695,069
OHA Loan Funding, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.41%), 3.57%, 08/15/29 144A †	1,000,000	1,000,659
	Par	Value
Orec, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 3.21%, 06/15/36 144A †	$750,000	$752,063
OZLM VII, Ltd., Series 2014-7RA, Class A2R
(Floating, ICE LIBOR USD 3M + 1.60%, 1.60% Floor), 3.90%, 07/17/29 144A †	1,250,000	1,235,100
OZLM XV, Ltd., Series 2016-15A, Class B
(Floating, ICE LIBOR USD 3M + 2.70%), 4.98%, 01/20/29 144A †	1,000,000	1,000,926
Panhandle-Plains Higher Education Authority, Inc., Series 2010-2, Class A1
(Floating, ICE LIBOR USD 3M + 1.13%, 18.00% Cap), 3.45%, 10/01/35†	230,525	231,518
Park Place Securities, Inc. Asset-Backed Pass-Through Trust Certificates, Series 2005-WCH1, Class M3
(Floating, ICE LIBOR USD 1M + 0.84%, 0.56% Floor), 2.86%, 01/25/36†	20,442	20,510
Penarth Master Issuer PLC, Series 2018-2A, Class A1
(Floating, ICE LIBOR USD 1M + 0.45%), 2.49%, 09/18/22 144A †	1,600,000	1,600,165
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 2.57%, 05/25/57 144A †	632,400	629,192
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.17%, 09/25/65 144A †	575,496	581,562
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 2.97%, 11/25/65 144A †	1,227,099	1,231,275
RAMP Trust, Series 2005-EFC6, Class M2
(Floating, ICE LIBOR USD 1M + 0.65%, 0.43% Floor, 14.00% Cap), 2.66%, 11/25/35†	1,260,013	1,264,684
Ready Capital Mortgage Financing, Series 2018-FL2, Class A
(Floating, ICE LIBOR USD 1M + 0.85%), 2.87%, 06/25/35 144A †	308,480	308,691
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.53% Floor, 10.28% Cap), 2.81%, 03/25/35†	$284,876	$278,709
SBA Small Business Investment Cos., Series 2018-10B, Class 1
3.55%, 09/10/28	195,727	206,799
SBA Small Business Investment Cos., Series 2019-10A, Class 1
3.11%, 03/10/29	445,178	467,711
Scholar Funding Trust, Series 2010-A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%), 3.01%, 10/28/41 144A †	231,219	230,235
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 2.24%, 06/15/29†	584,347	581,234
SLM Private Education Loan Trust, Series 2010-A, Class 2A
(Floating, ICE LIBOR USD 1M + 3.25%, 3.25% Floor), 5.28%, 05/16/44 144A †	37,136	37,262
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1
3.50%, 10/28/29 144A	66,238	65,795
SLM Student Loan Trust, Series 2003-10A, Class A3
(Floating, ICE LIBOR USD 3M + 0.47%), 2.59%, 12/15/27 144A †	2,124,729	2,125,723
SLM Student Loan Trust, Series 2003-7A, Class A5A
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.32%, 12/15/33 144A †	745,442	739,176
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 2.40%, 01/25/27†	100,600	100,540
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 2.42%, 10/25/28†	678,465	673,804
SLM Student Loan Trust, Series 2007-1, Class A5
(Floating, ICE LIBOR USD 3M + 0.09%), 2.37%, 01/26/26†	2,025,830	2,021,451
SoFi Consumer Loan Program, Series 2017-4, Class A
2.50%, 05/26/26 144A	333,539	334,043
Sound Point Clo XX, Ltd., Series 2018-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 3.37%, 07/26/31 144A †	500,000	495,092
Soundview Home Loan Trust, Series 2006-OPT2, Class A3
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.20%, 05/25/36†	274,654	275,086
	Par	Value
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1
(Floating, ICE LIBOR USD 1M + 0.93%, 0.62% Floor), 2.95%, 07/25/35†	$1,498,001	$1,499,696
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.52% Floor), 2.80%, 02/25/35 144A †	2,700,000	2,718,822
TIAA CLO II, Ltd., Series 2017-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.28%), 3.56%, 04/20/29 144A †	3,950,000	3,952,857
TPG Real Estate Finance Issuer, Ltd., Series 2018-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.13%), 3.15%, 11/15/37 144A †	1,150,000	1,153,163
Tralee CLO VI, Ltd., Series 2019-6A, Class AS
(Floating, ICE LIBOR USD 3M + 1.30%), 3.32%, 10/25/32 144A †	620,000	620,546
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.19%, 04/15/29 144A †	2,690,000	2,690,620
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	230,000	240,120
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	220,000	227,544
Utah State Board of Regents, Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.62%, 02/25/43†	390,989	390,989
Venture XXVI CLO, Ltd., Series 2017-26A, Class A
(Floating, ICE LIBOR USD 3M + 1.45%), 3.73%, 01/20/29 144A †	450,000	450,307
Vibrant CLO VI, Ltd., Series 2017-6A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%), 3.40%, 06/20/29 144A †	2,750,000	2,747,747
Voya CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.90%, 0.90% Floor), 3.20%, 01/18/29 144A †	500,000	499,694
Voya CLO, Ltd., Series 2017-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.23%), 3.51%, 07/20/30 144A †	4,150,000	4,164,494

See Notes to Schedule of Investments.

	Par	Value
Voya CLO, Ltd., Series 2018-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 3.45%, 10/15/31 144A †	$1,500,000	$1,495,815
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A
2.98%, 01/18/22 144A	1,083,118	1,086,026
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, ICE LIBOR USD 3M + 3.65%, 3.65% Floor), 5.95%, 10/15/31 144A †	750,000	714,906
Zais CLO 13, Ltd., Series 2019-13A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.49%), 3.57%, 07/15/32 144A †	250,000	250,168
Total Asset-Backed Securities (Cost $111,600,601)		111,670,374
CORPORATE BONDS — 22.6%
3M Co.
2.38%, 08/26/29Δ	210,000	209,154
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	48,572
Abbott Laboratories
3.75%, 11/30/26	148,000	161,366
4.75%, 11/30/36	170,000	208,150
4.90%, 11/30/46	210,000	271,285
AbbVie, Inc.
3.38%, 11/14/21	750,000	768,957
2.85%, 05/14/23Δ	1,050,000	1,068,957
3.75%, 11/14/23	525,000	552,471
3.60%, 05/14/25	440,000	457,995
3.20%, 05/14/26	300,000	305,724
Acadia Healthcare Co., Inc.
5.63%, 02/15/23	634,000	649,057
Aetna, Inc.
2.80%, 06/15/23	225,000	227,862
Air Lease Corporation
3.75%, 06/01/26	875,000	909,707
Aircastle, Ltd.
5.13%, 03/15/21Δ	764,000	792,093
5.50%, 02/15/22Δ	1,300,000	1,383,736
Alexandria Real Estate Equities, Inc. REIT
3.80%, 04/15/26	300,000	319,424
2.75%, 12/15/29	1,400,000	1,381,564
3.38%, 08/15/31	325,000	339,900
Allegion US Holding Co., Inc.
3.20%, 10/01/24	400,000	405,944
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	275,000	287,642
4.25%, 06/15/28 144A	75,000	80,575
Amazon.com, Inc.
3.15%, 08/22/27	370,000	393,391
3.88%, 08/22/37	160,000	184,360
4.95%, 12/05/44	220,000	291,590
4.05%, 08/22/47	790,000	950,534
	Par	Value
Ambac LSNI LLC
(Floating, ICE LIBOR USD 3M + 5.00%), 7.10%, 02/12/23 144A †	$1,685,872	$1,706,945
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	873,552	921,816
American Campus Communities Operating Partnership LP REIT
3.75%, 04/15/23	525,000	547,003
American Express Credit Corporation
2.38%, 05/26/20	310,000	310,437
American Homes 4 Rent LP REIT
4.90%, 02/15/29	759,000	862,744
American International Group, Inc.
3.90%, 04/01/26	825,000	879,607
4.20%, 04/01/28	1,050,000	1,146,408
6.25%, 03/15/37	278,000	296,513
American Tower Corporation REIT
3.38%, 05/15/24	825,000	858,047
3.38%, 10/15/26	1,500,000	1,561,310
American Tower Trust #1 REIT
3.07%, 03/15/23 144A	940,000	955,962
Amgen, Inc.
2.13%, 05/01/20	70,000	69,983
3.63%, 05/22/24	50,000	53,004
4.66%, 06/15/51	34,000	39,871
Anthem, Inc.
2.95%, 12/01/22	390,000	397,741
3.35%, 12/01/24	130,000	135,254
3.65%, 12/01/27	280,000	294,474
Apache Corporation
3.25%, 04/15/22	24,000	24,441
4.38%, 10/15/28Δ	50,000	51,247
5.10%, 09/01/40	180,000	179,718
4.25%, 01/15/44	800,000	713,646
Apple, Inc.
2.00%, 11/13/20Δ	260,000	260,591
1.55%, 08/04/21	230,000	228,937
2.75%, 01/13/25	650,000	672,128
2.45%, 08/04/26	1,620,000	1,643,032
2.90%, 09/12/27	600,000	625,228
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	656,582
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	254,843
Arrow Electronics, Inc.
4.50%, 03/01/23	1,200,000	1,263,186
AT&T, Inc.
4.45%, 05/15/21	80,000	82,867
3.00%, 02/15/22	170,000	173,534
3.00%, 06/30/22	475,000	485,006
4.45%, 04/01/24	725,000	784,691
3.40%, 05/15/25	2,280,000	2,380,693
3.60%, 07/15/25	325,000	342,549
4.13%, 02/17/26	175,000	189,183
4.25%, 03/01/27	1,400,000	1,524,450
4.35%, 03/01/29	200,000	221,083
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.25%, 03/01/37	$225,000	$265,193
4.90%, 08/15/37	200,000	227,189
4.85%, 03/01/39	1,400,000	1,590,316
6.10%, 07/15/40	140,000	175,252
4.35%, 06/15/45	360,000	378,954
5.45%, 03/01/47	575,000	696,611
4.50%, 03/09/48	430,000	463,276
AXA Equitable Holdings, Inc.
4.35%, 04/20/28	1,300,000	1,386,550
Bank of America Corporation
3.30%, 01/11/23	120,000	124,059
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	329,000	336,172
(Floating, ICE LIBOR USD 3M + 0.79%), 2.92%, 03/05/24†	1,500,000	1,503,288
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	530,000	551,094
4.00%, 04/01/24	420,000	450,508
(Floating, ICE LIBOR USD 3M + 0.96%), 3.22%, 07/23/24†	900,000	906,200
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	875,000	922,238
4.20%, 08/26/24	1,190,000	1,277,210
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24^	300,000	326,464
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24^	150,000	166,982
4.00%, 01/22/25	440,000	467,521
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25^	2,200,000	2,265,062
4.45%, 03/03/26	420,000	458,072
3.50%, 04/19/26	2,010,000	2,135,719
4.25%, 10/22/26	440,000	475,477
3.25%, 10/21/27	275,000	286,069
4.18%, 11/25/27	825,000	891,292
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	1,360,000	1,436,960
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	694,000	725,412
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 07/23/29^	525,000	584,455
6.11%, 01/29/37	500,000	655,747
5.00%, 01/21/44	790,000	1,003,620
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49Δ ^	270,000	303,645
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 03/15/50^	170,000	200,612
Barrick North America Finance LLC
5.70%, 05/30/41	150,000	188,834
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A Δ	200,000	227,748
BBVA USA
5.50%, 04/01/20	300,000	304,695
Becton, Dickinson and Co.
(Floating, ICE LIBOR USD 3M + 0.88%), 2.98%, 12/29/20†	600,000	600,211
2.89%, 06/06/22	425,000	431,609
3.36%, 06/06/24	830,000	866,325
3.73%, 12/15/24	171,000	181,053
	Par	Value
3.70%, 06/06/27	$285,000	$302,806
4.69%, 12/15/44Δ	270,000	313,914
4.67%, 06/06/47	575,000	680,063
Berkshire Hathaway Energy Co.
3.25%, 04/15/28Δ	400,000	421,649
Berkshire Hathaway Finance Corporation
4.25%, 01/15/49	460,000	545,403
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	120,000	121,236
BMW US Capital LLC
1.85%, 09/15/21 144A	60,000	59,745
Boeing Capital Corporation
4.70%, 10/27/19	230,000	230,354
Boeing Co. (The)
4.88%, 02/15/20Δ	50,000	50,469
2.70%, 02/01/27	70,000	71,252
2.80%, 03/01/27Δ	110,000	112,395
3.25%, 02/01/35	510,000	529,418
6.63%, 02/15/38	210,000	302,731
3.75%, 02/01/50	140,000	151,623
Boston Properties LP REIT
4.50%, 12/01/28Δ	900,000	1,022,464
BP Capital Markets America, Inc.
3.22%, 11/28/23	370,000	384,550
3.12%, 05/04/26	570,000	594,761
4.23%, 11/06/28Δ	1,875,000	2,119,562
Brighthouse Financial, Inc.
3.70%, 06/22/27	1,600,000	1,581,494
Bristol-Myers Squibb Co.
2.60%, 05/16/22 144A	300,000	304,248
2.90%, 07/26/24 144A	540,000	557,078
3.20%, 06/15/26 144A	420,000	440,979
3.40%, 07/26/29 144A	200,000	213,808
Broadcom Corporation
3.00%, 01/15/22	550,000	555,510
3.63%, 01/15/24	775,000	793,036
3.13%, 01/15/25	845,000	839,684
3.88%, 01/15/27	900,000	904,600
Broadcom, Inc.
3.13%, 10/15/22 144A	1,150,000	1,164,852
3.63%, 10/15/24 144A	950,000	966,560
4.25%, 04/15/26 144A	675,000	697,775
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 144A	130,000	135,200
Celgene Corporation
2.25%, 08/15/21	270,000	270,092
3.55%, 08/15/22	170,000	176,365
3.88%, 08/15/25	1,975,000	2,133,382
3.90%, 02/20/28	150,000	164,437
5.00%, 08/15/45	110,000	138,124
CenterPoint Energy, Inc.
4.25%, 11/01/28	700,000	769,591
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,656,880

See Notes to Schedule of Investments.

	Par	Value
Charter Communications Operating LLC
3.58%, 07/23/20	$120,000	$121,092
4.50%, 02/01/24	963,000	1,035,236
4.91%, 07/23/25	4,210,000	4,621,687
3.75%, 02/15/28	1,800,000	1,846,956
4.20%, 03/15/28	710,000	747,328
5.05%, 03/30/29	460,000	515,059
6.48%, 10/23/45	90,000	109,671
Chevron Corporation
2.95%, 05/16/26	350,000	366,290
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	90,305
3.35%, 05/03/26Δ	120,000	128,257
Cigna Corporation
3.40%, 09/17/21	240,000	245,508
3.75%, 07/15/23	2,240,000	2,347,704
4.13%, 11/15/25	180,000	193,521
4.38%, 10/15/28	460,000	503,556
Cimarex Energy Co.
3.90%, 05/15/27	500,000	509,504
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	183,997
3.70%, 04/01/27	190,000	207,349
Cisco Systems, Inc.
5.50%, 01/15/40	75,000	103,851
Citibank NA
(Floating, ICE LIBOR USD 3M + 0.60%), 2.74%, 05/20/22†	1,800,000	1,803,537
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 1.19%), 3.46%, 08/02/21†	1,300,000	1,317,645
2.70%, 10/27/22Δ	975,000	989,803
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23^	170,000	176,922
3.50%, 05/15/23	220,000	228,218
(Variable, ICE LIBOR USD 3M + 1.02%), 4.04%, 06/01/24^	1,700,000	1,797,192
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25^	690,000	731,141
4.40%, 06/10/25	450,000	484,755
5.50%, 09/13/25	290,000	329,013
3.40%, 05/01/26	2,075,000	2,169,143
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26^	150,000	167,191
3.20%, 10/21/26	500,000	517,309
4.30%, 11/20/26	1,675,000	1,805,876
4.45%, 09/29/27	1,480,000	1,616,158
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 07/24/28^	150,000	158,922
4.13%, 07/25/28Δ	125,000	134,266
6.63%, 06/15/32	50,000	65,466
8.13%, 07/15/39	20,000	32,831
6.68%, 09/13/43	10,000	14,520
5.30%, 05/06/44	24,000	29,878
4.65%, 07/30/45	894,000	1,078,555
4.75%, 05/18/46	40,000	46,720
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,820,000	1,900,205
	Par	Value
Comcast Corporation
3.70%, 04/15/24	$825,000	$880,271
3.38%, 08/15/25	275,000	291,036
3.95%, 10/15/25	975,000	1,062,059
3.30%, 02/01/27	344,000	363,714
3.15%, 02/15/28	950,000	991,004
4.15%, 10/15/28	2,395,000	2,688,736
4.25%, 10/15/30	810,000	922,140
5.65%, 06/15/35	420,000	548,780
3.20%, 07/15/36	380,000	389,436
3.90%, 03/01/38	30,000	33,180
4.70%, 10/15/48	90,000	110,359
CommonSpirit Health
4.35%, 11/01/42	40,000	42,955
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	327,670
Concho Resources, Inc.
4.38%, 01/15/25	70,000	72,561
3.75%, 10/01/27	30,000	31,207
4.30%, 08/15/28	320,000	344,936
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	300,098
Continental Resources, Inc.
4.50%, 04/15/23	1,705,000	1,771,408
3.80%, 06/01/24	120,000	122,410
4.38%, 01/15/28	270,000	279,323
CRH America Finance, Inc.
3.95%, 04/04/28 144A	500,000	535,076
Crown Castle International Corporation REIT
5.25%, 01/15/23	525,000	571,951
3.15%, 07/15/23	725,000	743,315
CVS Health Corporation
3.35%, 03/09/21	112,000	113,823
2.75%, 12/01/22	210,000	212,599
3.70%, 03/09/23	720,000	749,948
4.00%, 12/05/23	800,000	845,858
4.10%, 03/25/25	590,000	630,802
3.88%, 07/20/25	788,000	834,399
4.30%, 03/25/28	2,870,000	3,106,028
4.78%, 03/25/38	25,000	27,423
5.13%, 07/20/45	250,000	283,807
5.05%, 03/25/48	250,000	284,180
CVS Pass-Through Trust
6.94%, 01/10/30	581,534	687,240
D.R. Horton, Inc.
4.38%, 09/15/22	800,000	838,929
DAE Funding LLC
5.00%, 08/01/24 144A	700,000	731,500
Daimler Finance North America LLC
3.40%, 02/22/22 144A	1,700,000	1,739,719
2.70%, 06/14/24 144A Δ	1,900,000	1,907,962
Dell International LLC
4.42%, 06/15/21 144A	2,520,000	2,599,103
5.45%, 06/15/23 144A	475,000	517,242
6.02%, 06/15/26 144A	125,000	140,679
8.35%, 07/15/46 144A	200,000	264,134
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A
6.82%, 08/10/22	$251,346	$276,191
Depository Trust & Clearing Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.17%), 4.88%, 06/15/20 144A ^	750,000	757,661
Devon Energy Corporation
5.85%, 12/15/25	492,000	585,196
5.60%, 07/15/41	312,000	379,320
4.75%, 05/15/42	340,000	374,115
5.00%, 06/15/45	660,000	764,269
Diamond Sports Group LLC
5.38%, 08/15/26 144A	405,000	421,200
Diamondback Energy, Inc.
4.75%, 11/01/24	1,100,000	1,128,875
Discover Financial Services
3.75%, 03/04/25	450,000	471,218
DISH DBS Corporation
5.88%, 11/15/24	830,000	825,850
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	344,632
4.20%, 05/15/28Δ	400,000	430,176
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	675,000	692,221
Duke Energy Corporation
3.75%, 04/15/24	200,000	212,231
3.15%, 08/15/27	550,000	572,005
Duke Energy Ohio, Inc.
3.65%, 02/01/29	350,000	383,252
DuPont de Nemours, Inc.
4.21%, 11/15/23	550,000	589,762
4.49%, 11/15/25	350,000	387,075
4.73%, 11/15/28	350,000	400,666
5.42%, 11/15/48Δ	75,000	95,083
Eaton Corporation
2.75%, 11/02/22	710,000	722,710
4.15%, 11/02/42	200,000	221,913
Ecolab, Inc.
3.95%, 12/01/47	68,000	78,199
Elanco Animal Health, Inc.
3.91%, 08/27/21	550,000	563,429
4.27%, 08/28/23	225,000	236,321
Eli Lilly & Co.
3.10%, 05/15/27	50,000	52,621
Enable Midstream Partners LP
4.95%, 05/15/28Δ	900,000	935,522
Energizer Holdings, Inc.
7.75%, 01/15/27 144A	425,000	474,597
Energy Transfer Operating LP
4.65%, 06/01/21	150,000	154,550
4.20%, 09/15/23	625,000	657,240
4.50%, 04/15/24	230,000	245,320
5.50%, 06/01/27	525,000	594,847
4.95%, 06/15/28	70,000	76,995
5.25%, 04/15/29	615,000	694,735
	Par	Value
5.30%, 04/15/47	$225,000	$242,416
6.00%, 06/15/48Δ	225,000	266,216
6.25%, 04/15/49	20,000	24,323
Energy Transfer Partners LP
4.50%, 11/01/23	310,000	328,440
Entercom Media Corporation
6.50%, 05/01/27 144A Δ	175,000	183,312
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,389,720
Enterprise Products Operating LLC
4.15%, 10/16/28	320,000	354,671
5.70%, 02/15/42	60,000	75,521
(Variable, ICE LIBOR USD 3M + 2.78%), 4.91%, 06/01/67†	455,000	422,108
EOG Resources, Inc.
4.15%, 01/15/26	140,000	154,947
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,290,911
EQM Midstream Partners LP
4.75%, 07/15/23	1,225,000	1,229,565
4.13%, 12/01/26	1,800,000	1,675,658
5.50%, 07/15/28	300,000	300,284
ERAC USA Finance LLC
4.50%, 08/16/21 144A	709,000	738,108
ERP Operating LP REIT
4.63%, 12/15/21	150,000	157,480
Exelon Corporation
5.63%, 06/15/35	415,000	519,501
Expedia Group, Inc.
3.80%, 02/15/28	300,000	314,246
Exxon Mobil Corporation
3.04%, 03/01/26	280,000	293,636
4.11%, 03/01/46	230,000	272,656
FirstEnergy Corporation
4.25%, 03/15/23	290,000	306,913
3.90%, 07/15/27	690,000	735,882
7.38%, 11/15/31	1,800,000	2,548,616
Fiserv, Inc.
3.80%, 10/01/23	225,000	238,259
2.75%, 07/01/24	1,075,000	1,094,874
3.20%, 07/01/26	725,000	751,412
4.20%, 10/01/28	375,000	415,162
Florida Power & Light Co.
3.80%, 12/15/42	425,000	471,944
Ford Motor Credit Co. LLC
2.46%, 03/27/20	800,000	799,174
3.16%, 08/04/20	225,000	225,596
3.20%, 01/15/21	200,000	200,323
5.75%, 02/01/21	200,000	206,819
3.34%, 03/18/21	250,000	251,239
5.88%, 08/02/21	570,000	597,218
2.98%, 08/03/22	1,800,000	1,785,841
Fox Corporation
4.03%, 01/25/24 144A	480,000	510,688
4.71%, 01/25/29 144A	470,000	537,276
5.48%, 01/25/39 144A	300,000	368,323

See Notes to Schedule of Investments.

	Par	Value
5.58%, 01/25/49 144A	$80,000	$101,373
Freeport-McMoRan, Inc.
3.55%, 03/01/22	20,000	20,100
3.88%, 03/15/23	10,000	10,100
4.55%, 11/14/24	10,000	10,273
5.45%, 03/15/43	192,000	173,952
General Electric Co.
5.50%, 01/08/20	40,000	40,313
4.38%, 09/16/20	198,000	201,453
5.30%, 02/11/21	104,000	107,483
4.65%, 10/17/21	1,540,000	1,602,416
3.15%, 09/07/22	230,000	233,546
2.70%, 10/09/22	75,000	75,237
3.10%, 01/09/23	250,000	253,469
6.75%, 03/15/32	80,000	100,678
6.88%, 01/10/39	500,000	662,527
General Mills, Inc.
4.20%, 04/17/28	600,000	668,601
General Motors Co.
4.00%, 04/01/25	200,000	205,578
5.15%, 04/01/38	50,000	50,568
General Motors Financial Co., Inc.
(Floating, ICE LIBOR USD 3M + 1.27%), 3.58%, 10/04/19†	400,000	400,029
3.20%, 07/13/20	1,000,000	1,005,646
2.45%, 11/06/20	130,000	129,960
4.38%, 09/25/21	400,000	413,372
3.45%, 04/10/22	230,000	234,052
4.30%, 07/13/25	300,000	311,815
4.35%, 01/17/27	560,000	576,088
5.65%, 01/17/29	100,000	110,285
Genesis Energy LP
6.50%, 10/01/25	400,000	391,500
Gilead Sciences, Inc.
2.55%, 09/01/20	80,000	80,399
3.70%, 04/01/24	230,000	243,621
4.50%, 02/01/45	275,000	318,715
4.75%, 03/01/46	20,000	23,841
Glencore Funding LLC
2.88%, 04/16/20 144A	90,000	90,313
3.00%, 10/27/22 144A	10,000	10,106
4.13%, 05/30/23 144A	20,000	20,944
4.13%, 03/12/24 144A	1,225,000	1,285,814
4.63%, 04/29/24 144A	658,000	704,559
4.00%, 03/27/27 144A	500,000	514,390
3.88%, 10/27/27 144A Δ	430,000	440,900
Global Payments, Inc.
2.65%, 02/15/25	400,000	402,345
3.20%, 08/15/29	225,000	228,642
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/08/19†	3,000	2,537
Goldman Sachs Group, Inc. (The)
5.38%, 03/15/20	200,000	202,903
6.00%, 06/15/20	540,000	554,385
5.25%, 07/27/21	560,000	590,339
3.20%, 02/23/23Δ	250,000	256,853
	Par	Value
3.85%, 07/08/24	$150,000	$158,886
3.50%, 01/23/25	1,700,000	1,773,325
4.25%, 10/21/25	1,470,000	1,574,314
3.50%, 11/16/26	700,000	727,755
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	690,000	733,169
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29^	880,000	961,365
6.75%, 10/01/37	110,000	148,676
6.25%, 02/01/41	750,000	1,037,062
5.15%, 05/22/45	330,000	392,209
4.75%, 10/21/45	530,000	636,824
Goodman US Finance Three LLC REIT
3.70%, 03/15/28 144A Δ	1,000,000	1,039,117
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A	225,000	249,992
Halliburton Co.
3.80%, 11/15/25Δ	645,000	683,721
5.00%, 11/15/45	230,000	257,226
HCA, Inc.
5.38%, 02/01/25	600,000	657,000
5.25%, 04/15/25	120,000	133,630
5.25%, 06/15/26	10,000	11,150
5.38%, 09/01/26	1,600,000	1,761,920
5.50%, 06/15/47	50,000	56,297
Healthcare Trust of America Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,497,274
Herc Holdings, Inc.
5.50%, 07/15/27 144A	670,000	698,475
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	715,000	791,934
6.35%, 10/15/45	155,000	181,061
Home Depot, Inc. (The)
3.90%, 12/06/28Δ	250,000	281,114
Humana, Inc.
3.15%, 12/01/22	70,000	71,700
3.95%, 03/15/27	150,000	159,338
4.63%, 12/01/42	60,000	66,897
4.95%, 10/01/44	70,000	81,330
4.80%, 03/15/47	10,000	11,525
Huntington Bancshares, Inc.
4.00%, 05/15/25Δ	550,000	590,080
Huntsman International LLC
4.50%, 05/01/29	325,000	341,952
Intel Corporation
3.70%, 07/29/25	80,000	86,753
3.73%, 12/08/47	76,000	84,890
International Business Machines Corporation
3.00%, 05/15/24	990,000	1,027,124
International Lease Finance Corporation
8.63%, 01/15/22	420,000	476,850
John Deere Capital Corporation
1.70%, 01/15/20	80,000	79,898
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Johnson & Johnson
2.45%, 03/01/26	$560,000	$570,274
3.63%, 03/03/37	390,000	435,431
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 05/01/20^	550,000	556,306
4.40%, 07/22/20	230,000	234,356
2.40%, 06/07/21	1,100,000	1,105,540
4.35%, 08/15/21	70,000	72,839
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	1,600,000	1,688,375
3.88%, 09/10/24	860,000	915,659
(Variable, ICE LIBOR USD 3M + 1.00%), 4.02%, 12/05/24^	2,900,000	3,093,844
3.13%, 01/23/25	900,000	932,523
3.90%, 07/15/25Δ	700,000	755,283
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	950,000	947,080
2.95%, 10/01/26	700,000	718,310
(Variable, ICE LIBOR USD 3M + 1.25%), 3.96%, 01/29/27^	875,000	946,792
4.25%, 10/01/27	780,000	857,669
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,520,000	1,607,975
(Variable, ICE LIBOR USD 3M + 1.26%), 4.20%, 07/23/29^	380,000	421,482
(Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/05/29^	170,000	192,319
(Variable, ICE LIBOR USD 3M + 1.36%), 3.88%, 07/24/38^	175,000	193,654
4.95%, 06/01/45	400,000	498,947
Keurig Dr. Pepper, Inc.
4.06%, 05/25/23	475,000	502,653
Kilroy Realty LP REIT
3.80%, 01/15/23Δ	400,000	418,091
4.75%, 12/15/28	1,750,000	1,970,608
Kinder Morgan Energy Partners LP
3.95%, 09/01/22	520,000	540,950
4.25%, 09/01/24	980,000	1,051,453
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	36,391
Kraft Heinz Foods Co.
(Floating, ICE LIBOR USD 3M + 0.57%), 2.75%, 02/10/21†	1,000,000	998,118
3.95%, 07/15/25	90,000	94,278
3.00%, 06/01/26	320,000	316,879
3.75%, 04/01/30 144A	575,000	580,860
Kroger Co. (The)
6.15%, 01/15/20	360,000	364,014
L3Harris Technologies, Inc.
5.05%, 04/27/45Δ	110,000	138,209
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	2,780
0.00%, 01/24/13#	2,300,000	32,660
0.00%, 07/19/17†††	150,000	—
0.00%, 12/28/17Ψ ††† #	3,340,000	—
0.00%, 11/08/19††† #	2,330,000	—
Level 3 Financing, Inc.
5.63%, 02/01/23	1,050,000	1,065,750
	Par	Value
Life Storage LP REIT
3.88%, 12/15/27Δ	$900,000	$951,212
Lockheed Martin Corporation
3.10%, 01/15/23	40,000	41,264
3.55%, 01/15/26	310,000	332,613
4.50%, 05/15/36	50,000	60,130
Marathon Oil Corporation
4.40%, 07/15/27	175,000	186,762
Marathon Petroleum Corporation
3.80%, 04/01/28	250,000	260,715
Mars, Inc.
2.70%, 04/01/25 144A	400,000	410,712
3.20%, 04/01/30 144A Δ	475,000	502,946
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29	500,000	565,954
McDonald’s Corporation
3.70%, 01/30/26	240,000	257,808
3.50%, 03/01/27	410,000	438,586
3.80%, 04/01/28	90,000	98,717
Medtronic, Inc.
3.50%, 03/15/25	14,000	15,037
4.63%, 03/15/45	36,000	46,279
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	394,978
MetLife, Inc.
6.40%, 12/15/36	50,000	59,375
Microchip Technology, Inc.
3.92%, 06/01/21	350,000	357,625
Microsoft Corporation
2.88%, 02/06/24	470,000	489,918
2.70%, 02/12/25	120,000	124,490
2.40%, 08/08/26	2,040,000	2,079,355
3.30%, 02/06/27	800,000	863,737
3.45%, 08/08/36	10,000	11,071
4.10%, 02/06/37	50,000	59,385
3.95%, 08/08/56	130,000	154,211
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	386,065
Moody’s Corporation
4.50%, 09/01/22	800,000	849,662
Morgan Stanley
5.50%, 07/24/20	550,000	564,906
(Floating, ICE LIBOR USD 3M + 1.40%), 3.68%, 04/21/21†	100,000	101,524
(Floating, ICE LIBOR USD 3M + 1.40%), 3.68%, 10/24/23†	225,000	229,171
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	500,000	522,449
3.70%, 10/23/24	1,150,000	1,218,489
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	725,000	732,756
3.63%, 01/20/27	1,475,000	1,563,150
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29^	630,000	673,860
(Variable, ICE LIBOR USD 3M + 1.63%), 4.43%, 01/23/30^	1,355,000	1,523,062
MPLX LP
4.88%, 12/01/24	230,000	252,633

See Notes to Schedule of Investments.

	Par	Value
4.88%, 06/01/25	$100,000	$110,092
4.00%, 03/15/28	50,000	52,174
4.80%, 02/15/29	250,000	276,216
4.50%, 04/15/38	530,000	550,301
4.70%, 04/15/48	1,170,000	1,223,175
5.50%, 02/15/49	595,000	691,045
MPT Operating Partnership LP REIT
4.63%, 08/01/29	865,000	892,572
National Retail Properties, Inc. REIT
3.60%, 12/15/26	250,000	263,327
Newell Brands, Inc.
3.85%, 04/01/23	132,000	135,965
4.20%, 04/01/26	150,000	157,065
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	2,264,908
NiSource, Inc.
3.65%, 06/15/23	400,000	417,840
3.49%, 05/15/27	925,000	970,883
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.89%), 3.19%, 01/13/22 144A †	1,900,000	1,908,949
Noble Energy, Inc.
4.15%, 12/15/21	620,000	644,268
3.85%, 01/15/28	230,000	238,893
3.25%, 10/15/29	425,000	421,650
4.95%, 08/15/47	110,000	120,238
Northrop Grumman Corporation
2.93%, 01/15/25	1,620,000	1,671,076
3.25%, 01/15/28	670,000	703,777
4.75%, 06/01/43	200,000	245,396
Northwell Healthcare, Inc.
6.15%, 11/01/43	375,000	519,078
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	418,708
3.85%, 09/30/47 144A	250,000	268,081
NRG Energy, Inc.
3.75%, 06/15/24 144A	625,000	643,676
Nuveen LLC
4.00%, 11/01/28 144A	225,000	251,478
Oasis Petroleum, Inc.
6.88%, 03/15/22Δ	50,000	46,875
Occidental Petroleum Corporation
4.85%, 03/15/21	231,000	238,947
2.60%, 08/13/21	180,000	181,238
3.13%, 02/15/22	100,000	101,600
2.70%, 08/15/22	250,000	252,430
2.70%, 02/15/23	20,000	20,118
6.95%, 07/01/24	290,000	340,386
2.90%, 08/15/24	2,425,000	2,445,865
5.55%, 03/15/26	845,000	953,731
3.40%, 04/15/26	500,000	508,180
3.00%, 02/15/27	150,000	148,946
7.88%, 09/15/31	280,000	378,408
6.45%, 09/15/36	430,000	532,653
4.63%, 06/15/45	130,000	134,669
	Par	Value
6.60%, 03/15/46	$470,000	$613,813
4.40%, 04/15/46	60,000	61,208
4.10%, 02/15/47	260,000	253,909
4.20%, 03/15/48	80,000	79,395
Office Properties Income Trust REIT
3.60%, 02/01/20	125,000	125,286
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,595,021
Oracle Corporation
4.00%, 07/15/46	375,000	419,967
PayPal Holdings, Inc.
2.65%, 10/01/26	2,775,000	2,798,465
Penske Truck Leasing Co. LP
3.38%, 02/01/22 144A	1,000,000	1,020,941
Phillips 66
3.90%, 03/15/28	475,000	512,992
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,515,747
Pioneer Natural Resources Co.
3.95%, 07/15/22	75,000	78,083
Plains All American Pipeline LP
3.65%, 06/01/22	200,000	205,202
4.50%, 12/15/26	600,000	636,778
Post Holdings, Inc.
5.50%, 12/15/29 144A	350,000	366,187
Progress Energy, Inc.
7.75%, 03/01/31	350,000	499,385
Range Resources Corporation
5.00%, 03/15/23Δ	430,000	377,325
4.88%, 05/15/25Δ	10,000	8,300
Raytheon Co.
3.13%, 10/15/20	200,000	202,419
Regency Centers LP REIT
2.95%, 09/15/29	775,000	773,915
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	100,000	100,078
RELX Capital, Inc.
3.50%, 03/16/23	1,300,000	1,347,617
Republic Services, Inc.
2.50%, 08/15/24Δ	190,000	192,234
Rockwell Collins, Inc.
3.50%, 03/15/27	550,000	587,329
Roper Technologies, Inc.
4.20%, 09/15/28	500,000	549,570
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	475,000	511,946
5.63%, 04/15/23	400,000	434,878
5.63%, 03/01/25	450,000	505,574
5.00%, 03/15/27	425,000	468,973
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,481,250
salesforce.com, Inc.
3.25%, 04/11/23	300,000	313,152
3.70%, 04/11/28	100,000	109,851
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Santander Holdings USA, Inc.
4.45%, 12/03/21	$1,100,000	$1,149,280
4.50%, 07/17/25	60,000	64,418
Schlumberger Holdings Corporation
4.00%, 12/21/25 144A	190,000	202,985
3.90%, 05/17/28 144A	252,000	266,966
Sempra Energy
(Floating, ICE LIBOR USD 3M + 0.50%), 2.80%, 01/15/21†	625,000	624,497
2.90%, 02/01/23	1,125,000	1,143,814
3.40%, 02/01/28Δ	275,000	284,314
Sherwin-Williams Co. (The)
2.75%, 06/01/22	57,000	57,790
3.13%, 06/01/24	75,000	77,539
3.45%, 06/01/27	350,000	366,349
2.95%, 08/15/29	475,000	476,891
Simon Property Group LP REIT
2.45%, 09/13/29	1,600,000	1,567,438
Southern California Edison Co.
3.70%, 08/01/25	1,800,000	1,905,596
4.20%, 03/01/29	400,000	446,466
Southern Co. (The)
3.25%, 07/01/26	1,400,000	1,444,915
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	309,508
Southern Copper Corporation
5.25%, 11/08/42	2,520,000	2,849,015
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	563,450
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,500,000	1,556,549
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	1,147,733	1,211,260
Spirit Realty LP REIT
4.45%, 09/15/26	1,200,000	1,281,289
4.00%, 07/15/29	750,000	785,705
Springleaf Finance Corporation
7.75%, 10/01/21	1,100,000	1,200,375
Sprint Communications, Inc.
6.00%, 11/15/22	875,000	931,875
Sprint Spectrum Co. LLC
5.15%, 03/20/28 144A	1,100,000	1,196,250
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144A	100,000	100,625
Starbucks Corporation
3.80%, 08/15/25	625,000	676,823
Stryker Corporation
2.63%, 03/15/21	125,000	125,960
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	105,350
5.95%, 12/01/25	300,000	343,054
5.40%, 10/01/47	125,000	136,601
SunTrust Bank
(Variable, ICE LIBOR USD 3M + 0.30%), 2.59%, 01/29/21^	875,000	875,796
	Par	Value
Synchrony Financial
2.70%, 02/03/20	$200,000	$200,240
Targa Resources Partners LP
5.88%, 04/15/26	350,000	372,207
6.50%, 07/15/27 144A	355,000	388,224
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	68,084
4.90%, 09/15/44 144A	655,000	815,420
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23	100,000	102,972
3.65%, 12/15/25	200,000	214,700
Time Warner Cable LLC
4.13%, 02/15/21	400,000	407,297
7.30%, 07/01/38	620,000	785,206
5.88%, 11/15/40	100,000	112,047
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	539,811
TJX Cos, Inc. (The)
2.25%, 09/15/26	40,000	39,927
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	350,000	444,218
TransDigm, Inc.
6.50%, 05/15/25	50,000	52,063
6.38%, 06/15/26	350,000	369,687
7.50%, 03/15/27	300,000	327,000
Union Pacific Corporation
3.75%, 07/15/25	210,000	226,338
3.95%, 09/10/28	680,000	750,727
4.50%, 09/10/48	600,000	716,984
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	736,566	747,356
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	736,566	745,073
United Technologies Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 2.82%, 08/16/21†	250,000	250,024
3.35%, 08/16/21	225,000	230,878
3.95%, 08/16/25	730,000	800,351
2.65%, 11/01/26	895,000	919,514
4.13%, 11/16/28	550,000	622,778
4.50%, 06/01/42	90,000	107,973
UnitedHealth Group, Inc.
2.70%, 07/15/20	280,000	281,612
2.88%, 12/15/21	180,000	183,506
3.75%, 07/15/25	270,000	290,539
3.88%, 12/15/28	90,000	99,170
4.63%, 07/15/35	150,000	181,538
3.70%, 08/15/49	220,000	233,565
3.88%, 08/15/59	140,000	148,912
US Bank NA
3.15%, 04/26/21	300,000	304,980
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,686,320

See Notes to Schedule of Investments.

	Par	Value
VEREIT Operating Partnership LP REIT
4.13%, 06/01/21	$200,000	$205,306
4.63%, 11/01/25	600,000	655,464
3.95%, 08/15/27	150,000	158,485
Verizon Communications, Inc.
3.50%, 11/01/24	1,175,000	1,243,261
3.38%, 02/15/25	2,845,000	3,003,089
2.63%, 08/15/26	980,000	993,695
4.33%, 09/21/28	1,018,000	1,155,138
3.88%, 02/08/29	360,000	395,387
4.50%, 08/10/33	230,000	267,289
5.25%, 03/16/37	680,000	843,054
4.13%, 08/15/46	160,000	178,543
4.86%, 08/21/46	190,000	232,401
5.50%, 03/16/47	40,000	52,864
5.01%, 04/15/49	541,000	681,193
Visa, Inc.
3.15%, 12/14/25	700,000	746,680
4.30%, 12/14/45	460,000	571,644
Vistra Operations Co. LLC
3.55%, 07/15/24 144A	1,150,000	1,158,880
VMware, Inc.
2.95%, 08/21/22	1,100,000	1,115,796
3.90%, 08/21/27	500,000	514,678
Volkswagen Group of America Finance LLC
3.88%, 11/13/20 144A	2,400,000	2,439,536
4.75%, 11/13/28 144A Δ	1,600,000	1,781,459
Voya Financial, Inc.
5.70%, 07/15/43	170,000	217,994
Wachovia Capital Trust III
(Variable, ICE LIBOR USD 3M + 0.93%), 5.57%, 11/08/19†	560,000	562,951
Walmart, Inc.
3.70%, 06/26/28	620,000	687,701
4.05%, 06/29/48	250,000	301,194
Walt Disney Co. (The)
3.70%, 09/15/24 144A	625,000	671,398
6.65%, 11/15/37 144A	150,000	225,701
Washington Prime Group LP REIT
6.45%, 08/15/24Δ	1,700,000	1,670,760
Waste Management, Inc.
3.50%, 05/15/24	140,000	147,615
3.20%, 06/15/26	110,000	116,084
3.45%, 06/15/29Δ	220,000	237,786
4.00%, 07/15/39	30,000	34,138
4.15%, 07/15/49	150,000	175,067
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	816,470
Wells Fargo & Co.
4.60%, 04/01/21	70,000	72,572
3.45%, 02/13/23	200,000	206,675
(Floating, ICE LIBOR USD 3M + 1.23%), 3.49%, 10/31/23†	600,000	609,376
4.48%, 01/16/24	396,000	427,187
3.75%, 01/24/24	960,000	1,016,450
	Par	Value
3.00%, 04/22/26	$900,000	$923,589
4.10%, 06/03/26	440,000	471,692
3.00%, 10/23/26	2,210,000	2,271,662
4.30%, 07/22/27	1,590,000	1,743,484
4.15%, 01/24/29	645,000	715,764
5.38%, 11/02/43	190,000	238,695
4.65%, 11/04/44	70,000	81,003
4.90%, 11/17/45	370,000	440,620
4.40%, 06/14/46	70,000	78,723
4.75%, 12/07/46	260,000	307,394
Wells Fargo Bank NA
(Variable, ICE LIBOR USD 3M + 0.49%), 3.33%, 07/23/21^	1,100,000	1,109,854
(Floating, ICE LIBOR USD 3M + 0.51%), 2.79%, 10/22/21† Δ	1,600,000	1,605,538
(Floating, ICE LIBOR USD 3M + 0.62%), 2.75%, 05/27/22†	2,400,000	2,406,535
Wells Fargo Capital X
5.95%, 12/15/36	140,000	173,389
Welltower, Inc. REIT
4.25%, 04/01/26	898,000	978,056
Western Midstream Operating LP
3.95%, 06/01/25Δ	200,000	193,480
5.45%, 04/01/44	75,000	66,608
5.30%, 03/01/48	75,000	65,155
WestRock RKT LLC
4.00%, 03/01/23Δ	30,000	31,502
Williams Cos., Inc. (The)
5.25%, 03/15/20	140,000	141,842
3.60%, 03/15/22	155,000	159,264
3.90%, 01/15/25	300,000	314,384
7.50%, 01/15/31	100,000	131,476
7.75%, 06/15/31	585,000	776,096
8.75%, 03/15/32	181,000	260,913
5.10%, 09/15/45	55,000	60,641
Wm.Wrigley Jr. Co.
2.90%, 10/21/19 144A	230,000	230,090
WP Carey, Inc. REIT
3.85%, 07/15/29	400,000	423,899
WRKCo, Inc.
3.75%, 03/15/25	500,000	526,675
4.00%, 03/15/28Δ	1,100,000	1,172,517
Total Corporate Bonds (Cost $364,840,167)		386,552,924
FOREIGN BONDS — 13.8%
Argentina — 0.1%
Argentina POM Politica Monetaria
(Floating, Argentina Blended Historical Policy Rate + 0.00%), 78.96%, 06/21/20(ZA) †	1,110,000	9,056
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	13,930,000	72,549
Argentine Republic Government International Bond
5.63%, 01/26/22	1,410,000	613,364
5.88%, 01/11/28	790,000	322,920
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
7.13%, 07/06/36	$720,000	$309,607
(Step to 5.25% on 03/31/29), 3.75%, 12/31/38 STEP	810,000	325,021
6.88%, 01/11/48	260,000	110,503
Provincia de Buenos Aires
6.50%, 02/15/23 144A	230,000	82,800
7.88%, 06/15/27 144A	180,000	66,600
		1,912,420
Australia — 0.2%
BHP Billiton Finance (USA), Ltd.
2.88%, 02/24/22Δ	20,000	20,408
5.00%, 09/30/43Δ	170,000	219,761
(Variable, USD Swap 5Y + 5.09%), 6.75%, 10/19/75 144A ^	880,000	1,029,838
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	1,300,000	1,301,670
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	50,055
3.90%, 07/12/47 144A	110,000	123,381
Westpac Banking Corporation
2.30%, 05/26/20	50,000	50,097
2.60%, 11/23/20	310,000	312,090
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	185,108
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	550,000	574,884
		3,867,292
Brazil — 0.3%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	2,892,000	736,090
10.00%, 01/01/23(B)	7,128,000	1,909,540
10.00%, 01/01/27(B)	1,013,000	286,307
Brazilian Government International Bond
4.63%, 01/13/28Δ	480,000	510,845
5.63%, 01/07/41Δ	340,000	381,228
5.00%, 01/27/45	350,000	363,624
Vale Overseas, Ltd.
6.25%, 08/10/26	105,000	121,537
6.88%, 11/21/36	284,000	361,248
		4,670,419
Canada — 0.5%
Alimentation Couche-Tard, Inc.
2.70%, 07/26/22 144A	275,000	276,935
3.55%, 07/26/27 144A	75,000	78,033
Bank of Montreal
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	103,803
Bank of Nova Scotia (The)
1.88%, 04/26/21Δ	1,600,000	1,600,233
	Par	Value
Barrick Gold Corporation
5.25%, 04/01/42	$560,000	$680,654
Bausch Health Cos., Inc.
9.00%, 12/15/25 144A	600,000	675,750
Bombardier, Inc.
7.50%, 03/15/25 144A Δ	250,000	250,625
Brookfield Finance, Inc.
3.90%, 01/25/28	800,000	840,550
Cenovus Energy, Inc.
4.25%, 04/15/27	275,000	286,154
Export Development Canada
2.63%, 02/21/24	2,380,000	2,480,339
Nutrien, Ltd.
4.88%, 03/30/20	110,000	111,354
Royal Bank of Canada
2.15%, 10/26/20	270,000	270,527
3.20%, 04/30/21	300,000	305,730
Teck Resources, Ltd.
6.00%, 08/15/40	10,000	10,837
Toronto-Dominion Bank (The)
3.25%, 06/11/21	370,000	377,885
		8,349,409
Chile — 0.0%
Latam Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 11/15/27	716,578	735,604
China — 0.2%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/24 144A	400,000	410,780
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	143,197
Easy Tactic, Ltd.
8.13%, 07/11/24	200,000	188,272
Global Aircraft Leasing Co., Ltd.
Cash Coupon 6.50% or PIK 7.25%, 6.50%, 09/15/24 144A	350,000	355,250
Huarong Finance 2019 Co., Ltd.
3.75%, 05/29/24	440,000	449,557
Huarong Finance II Co., Ltd.
5.50%, 01/16/25	200,000	219,104
Kaisa Group Holdings, Ltd.
11.50%, 01/30/23	200,000	191,466
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	210,000	221,844
4.50%, 03/15/23 144A	20,000	20,746
5.50%, 02/15/24 144A	60,000	64,899
Scenery Journey, Ltd.
13.00%, 11/06/22Δ	200,000	200,217
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	390,000	420,941
		2,886,273

See Notes to Schedule of Investments.

	Par	Value
Colombia — 0.1%
Colombia Government International Bond
5.63%, 02/26/44	$480,000	$601,805
Ecopetrol SA
5.88%, 05/28/45	1,500,000	1,755,015
		2,356,820
Denmark — 0.1%
Danske Bank A/S
5.00%, 01/12/22 144A	540,000	567,918
(Variable, ICE LIBOR USD 3M + 1.25%), 3.00%, 09/20/22 144A ^	290,000	291,146
5.38%, 01/12/24 144A	340,000	373,704
(Variable, ICE LIBOR USD 3M + 1.59%), 3.24%, 12/20/25 144A ^	220,000	221,927
		1,454,695
Dominican Republic — 0.0%
Dominican Republic International Bond
6.40%, 06/05/49 144A	540,000	576,455
Ecuador — 0.0%
Ecuador Government International Bond
7.88%, 01/23/28 144A	370,000	351,966
Egypt — 0.0%
Egypt Government International Bond
5.58%, 02/21/23 144A	410,000	419,546
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	9,427
Nordea Bank Abp
4.88%, 05/13/21 144A	640,000	662,478
		671,905
France — 0.6%
BNP Paribas SA
3.50%, 03/01/23 144A	925,000	955,345
(Variable, USD Swap 5Y + 4.15%), 6.63%, 03/25/24 144A ^	200,000	210,893
3.38%, 01/09/25 144A	450,000	465,014
(Variable, ICE LIBOR USD 3M + 2.24%), 4.71%, 01/10/25 144A ^	880,000	951,759
4.40%, 08/14/28 144A	1,340,000	1,481,446
(Variable, ICE LIBOR USD 3M + 2.57%), 5.20%, 01/10/30 144A ^	580,000	679,308
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	440,000	464,467
BPCE SA
4.00%, 09/12/23 144A	750,000	791,518
4.63%, 09/12/28 144A	375,000	422,168
	Par	Value
Credit Agricole SA
(Variable, ICE LIBOR USD 3M + 6.98%), 8.38%, 10/13/19 144A ^	$510,000	$513,366
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ^	300,000	322,714
4.38%, 03/17/25Δ	275,000	292,544
4.13%, 01/10/27 144A Δ	450,000	488,292
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	258,711
Danone SA
2.59%, 11/02/23 144A	650,000	659,344
2.95%, 11/02/26 144A	310,000	317,565
Total Capital International SA
3.46%, 07/12/49	300,000	317,119
XLIT, Ltd.
4.45%, 03/31/25	349,000	379,256
		9,970,829
Germany — 0.3%
Deutsche Bank AG
4.25%, 10/14/21	1,500,000	1,524,264
5.00%, 02/14/22Δ	1,400,000	1,451,289
Volkswagen Bank GmbH
1.25%, 08/01/22(E)	1,500,000	1,681,199
		4,656,752
Hong Kong — 0.1%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	217,786
CNAC HK Finbridge Co., Ltd.
3.13%, 06/19/22Δ	440,000	441,049
4.63%, 03/14/23	200,000	209,943
		868,778
India — 0.0%
Reliance Industries, Ltd.
3.67%, 11/30/27 144A	250,000	261,513
Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	570,000	591,649
3.85%, 07/18/27 144A	500,000	528,978
3.50%, 01/11/28Δ	450,000	465,132
5.13%, 01/15/45 144A	200,000	239,210
5.25%, 01/08/47 144A	200,000	244,546
4.35%, 01/11/48	500,000	552,236
		2,621,751
Ireland — 0.9%
AerCap Ireland Capital DAC
5.00%, 10/01/21	150,000	157,756
4.63%, 07/01/22	550,000	580,966
3.30%, 01/23/23	1,625,000	1,658,191
4.88%, 01/16/24	350,000	378,181
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.88%, 08/14/24	$3,100,000	$3,106,451
3.50%, 01/15/25	600,000	612,711
4.45%, 10/01/25	800,000	853,450
AIB Group PLC
4.75%, 10/12/23 144A	950,000	1,005,261
Ardagh Packaging Finance PLC
6.00%, 02/15/25 144A	200,000	209,620
Bank of Ireland
(Variable, EUR Swap Rate 5Y + 6.96%), 7.38%, 06/18/20(E) ^	1,000,000	1,134,701
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,723,000	1,719,306
3.37%, 11/15/25	2,097,000	2,141,096
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21	1,000,000	1,004,929
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	900,000	946,549
		15,509,168
Isle of Man — 0.0%
Sasol Financing International, Ltd.
4.50%, 11/14/22	370,000	378,947
Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,375,820
5.50%, 12/04/23	200,000	230,419
5.50%, 04/26/24	500,000	583,811
		2,190,050
Italy — 0.5%
Intesa Sanpaolo SpA
3.13%, 07/14/22 144A	580,000	582,464
3.38%, 01/12/23 144A	220,000	221,966
5.02%, 06/26/24 144A	1,310,000	1,349,004
3.25%, 09/23/24 144A	1,400,000	1,397,807
5.71%, 01/15/26 144A	200,000	212,670
UniCredit SpA
6.57%, 01/14/22 144A	530,000	568,704
7.83%, 12/04/23 144A	3,100,000	3,637,152
		7,969,767
Jamaica — 0.0%
Digicel, Ltd.
6.75%, 03/01/23 144A	300,000	144,378
Japan — 0.6%
Development Bank of Japan, Inc.
1.63%, 09/01/21 144A	1,300,000	1,291,512
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,213,522
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	252,478
3.00%, 02/22/22	180,000	183,265
3.75%, 07/18/39	700,000	752,407
Panasonic Corporation
2.54%, 07/19/22 144A Δ	1,302,000	1,310,743
	Par	Value
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	$260,000	$259,299
4.44%, 04/02/24 144A	350,000	372,876
2.45%, 09/27/24Δ	1,600,000	1,599,341
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 144A	1,700,000	1,831,981
		10,067,424
Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	230,000	237,172
Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,209,347
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	225,225
Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	1,490,000	1,609,021
Luxembourg — 0.0%
ArcelorMittal
6.25%, 02/25/22Δ	50,000	54,045
6.13%, 06/01/25Δ	350,000	394,133
4.55%, 03/11/26Δ	200,000	209,430
7.00%, 10/15/39	70,000	84,916
		742,524
Mexico — 0.6%
America Movil SAB de CV
5.00%, 03/30/20	100,000	101,316
Mexican Bonos
8.00%, 06/11/20(M)	5,120,000	261,656
10.00%, 12/05/24(M)	25,130,000	1,457,499
8.50%, 11/18/38(M)	31,010,000	1,770,999
7.75%, 11/13/42(M)	40,935,200	2,172,030
8.00%, 11/07/47(M)	19,930,000	1,087,424
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	355,050
5.50%, 07/31/47	200,000	199,380
5.50%, 07/31/47 144A	270,000	269,163
Mexico Government International Bond
4.50%, 04/22/29	200,000	217,552
4.50%, 01/31/50Δ	270,000	284,621
Petroleos Mexicanos
5.13%, 03/15/23(E)	110,000	131,969
6.88%, 08/04/26	200,000	215,500
6.50%, 03/13/27	60,000	62,490
6.63%, 06/15/35	29,000	28,485
5.50%, 06/27/44	170,000	145,801
6.38%, 01/23/45	370,000	344,562
6.75%, 09/21/47	20,000	19,246
6.35%, 02/12/48	70,000	64,586

See Notes to Schedule of Investments.

	Par	Value
7.69%, 01/23/50 144A Δ	$359,069	$375,227
		9,564,556
Morocco & Antilles — 0.0%
OCP SA
4.50%, 10/22/25 144A	450,000	474,188
Netherlands — 1.3%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	215,746
Cooperatieve Rabobank UA
4.75%, 01/15/20 144A Δ	540,000	544,151
(Variable, EUR Swap Rate 5Y + 5.25%), 5.50%, 06/29/20(E) ^	500,000	562,305
4.63%, 12/01/23	400,000	429,670
4.38%, 08/04/25	920,000	994,336
5.25%, 08/04/45	370,000	464,911
Equate Petrochemical BV
4.25%, 11/03/26 144A	520,000	561,148
ING Bank NV
5.80%, 09/25/23 144A	340,000	377,509
ING Groep NV
4.10%, 10/02/23	1,100,000	1,168,409
4.63%, 01/06/26 144A	1,600,000	1,772,945
Mylan NV
2.25%, 11/22/24(E)	1,500,000	1,739,758
3.95%, 06/15/26	1,700,000	1,758,130
Myriad International Holdings BV
4.85%, 07/06/27 144A	420,000	465,424
NXP BV
3.88%, 09/01/22 144A	950,000	981,062
Petrobras Global Finance BV
6.13%, 01/17/22	51,000	54,876
6.25%, 03/17/24	380,000	428,165
5.30%, 01/27/25	1,036,000	1,133,384
7.38%, 01/17/27	120,000	145,177
6.00%, 01/27/28Δ	550,000	613,800
5.75%, 02/01/29	210,000	232,130
6.90%, 03/19/49	40,000	45,960
6.85%, 06/05/15π	550,000	630,850
Shell International Finance BV
4.38%, 03/25/20	320,000	323,691
2.88%, 05/10/26	1,210,000	1,260,228
4.55%, 08/12/43	120,000	147,759
4.38%, 05/11/45	230,000	278,334
4.00%, 05/10/46	190,000	219,067
Stichting AK Rabobank Certificaten
6.50%, 03/29/18(E) Δ	700,000	961,717
Syngenta Finance NV
3.70%, 04/24/20 144A	565,000	566,942
3.93%, 04/23/21 144A	2,350,000	2,393,734
4.44%, 04/24/23 144A	1,075,000	1,124,096
5.18%, 04/24/28 144A Δ	200,000	212,769
		22,808,183
Nigeria — 0.0%
Nigeria Government International Bond
8.75%, 01/21/31	210,000	236,150
	Par	Value
Norway — 0.1%
Yara International ASA
4.75%, 06/01/28 144A	$1,100,000	$1,199,427
Peru — 0.0%
Peruvian Government International Bond
5.63%, 11/18/50Δ	330,000	484,278
Poland — 0.0%
Republic of Poland Government International Bond
4.00%, 01/22/24	780,000	845,986
Qatar — 0.3%
Qatar Government International Bond
3.38%, 03/14/24 144A	2,260,000	2,368,763
4.00%, 03/14/29 144A	460,000	510,341
4.82%, 03/14/49 144A	1,220,000	1,512,651
		4,391,755
Russia — 0.5%
Gazprom OAO Via Gaz Capital SA
5.15%, 02/11/26 144A	340,000	370,534
7.29%, 08/16/37	100,000	132,825
Russian Federal Bond - OFZ
7.00%, 01/25/23(Q)	34,070,000	532,013
7.00%, 08/16/23(Q)	52,440,000	820,043
7.75%, 09/16/26(Q)	9,710,000	157,956
8.15%, 02/03/27(Q)	63,930,000	1,061,629
7.05%, 01/19/28(Q)	150,011,000	2,345,554
6.90%, 05/23/29(Q)	127,490,000	1,966,694
7.25%, 05/10/34(Q)	48,570,000	756,338
		8,143,586
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.75%, 04/16/22 144A	1,800,000	1,815,859
South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	961,549
Spain — 0.7%
Banco Santander SA
(Floating, ICE LIBOR USD 3M + 1.12%), 3.46%, 04/12/23†	200,000	200,317
3.85%, 04/12/23	400,000	417,105
4.38%, 04/12/28Δ	600,000	656,905
3.31%, 06/27/29	400,000	413,768
Spain Government Bond
0.60%, 10/31/29(E) 144A	4,000,000	4,560,369
1.85%, 07/30/35(E) 144A	3,100,000	4,034,226
Telefonica Emisiones SA
4.57%, 04/27/23	500,000	539,263
5.21%, 03/08/47	400,000	466,006
		11,287,959
Supranational — 1.1%
African Development Bank
(Floating, ICE LIBOR USD 3M + 0.19%), 2.31%, 06/15/20†	2,700,000	2,702,513
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.63%, 03/22/21	$5,530,000	$5,598,539
2.31%, 07/14/21	6,000,000	6,044,532
International Bank for Reconstruction & Development
1.63%, 09/04/20	5,210,000	5,201,676
		19,547,260
Sweden — 0.2%
Skandinaviska Enskilda Banken AB
(Floating, ICE LIBOR USD 3M + 0.43%), 2.55%, 05/17/21 144A †	2,900,000	2,908,584
Stadshypotek AB
1.88%, 10/02/19 144A	900,000	900,000
Svenska Handelsbanken AB
3.35%, 05/24/21	250,000	255,314
		4,063,898
Switzerland — 0.9%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	251,114
Credit Suisse Group AG
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	250,000	247,696
(Variable, USD Swap 5Y + 4.33%), 7.25%, 09/12/25 144A ^	400,000	428,342
4.28%, 01/09/28 144A	1,800,000	1,934,661
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	1,625,000	1,710,630
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21	800,000	813,410
3.80%, 09/15/22Δ	1,300,000	1,352,315
4.55%, 04/17/26	2,440,000	2,681,255
UBS Group Funding Switzerland AG
3.00%, 04/15/21 144A	1,500,000	1,518,444
2.65%, 02/01/22 144A	300,000	302,649
(Floating, ICE LIBOR USD 3M + 1.53%), 3.78%, 02/01/22 144A †	200,000	204,593
3.49%, 05/23/23 144A	480,000	492,958
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ^	840,000	893,130
4.13%, 09/24/25 144A	440,000	475,729
4.25%, 03/23/28 144A	1,490,000	1,626,503
		14,933,429
Turkey — 0.1%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	1,149,732	1,073,562
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	610,000	616,869
	Par	Value
3.13%, 10/11/27 144A	$500,000	$526,183
DP World PLC
5.63%, 09/25/48 144A	620,000	719,113
		1,862,165
United Kingdom — 2.7%
Anglo American Capital PLC
3.63%, 09/11/24 144A Δ	700,000	723,641
4.00%, 09/11/27 144A	220,000	227,383
Barclays Bank PLC
(Floating, ICE LIBOR USD 3M + 0.40%), 2.68%, 10/25/19†	2,700,000	2,700,629
7.63%, 11/21/22	1,700,000	1,875,465
Barclays PLC
(Floating, ICE LIBOR USD 3M + 2.11%), 4.29%, 08/10/21†	1,600,000	1,632,559
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	950,000	986,979
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 05/16/24^	1,400,000	1,464,018
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,060,000	1,163,764
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30^	750,000	782,920
BP Capital Markets PLC
3.56%, 11/01/21	30,000	30,900
3.81%, 02/10/24	330,000	351,524
3.54%, 11/04/24	60,000	63,629
3.51%, 03/17/25	330,000	350,417
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	20,000	20,426
5.25%, 12/19/33(U)	100,000	176,575
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	124,176
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	206,561
HSBC Holdings PLC
3.40%, 03/08/21	610,000	619,772
(Floating, ICE LIBOR USD 3M + 0.60%), 2.72%, 05/18/21†	400,000	400,458
(Floating, ICE LIBOR USD 3M + 1.50%), 3.79%, 01/05/22†	400,000	407,627
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	525,000	534,696
(Variable, USD ICE Swap Rate 5Y + 3.45%), 6.25%, 03/23/23Δ ^	280,000	289,580
4.25%, 03/14/24	240,000	252,693
(Floating, ICE LIBOR USD 3M + 1.00%), 3.12%, 05/18/24† Δ	300,000	301,355
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 03/11/25^	625,000	651,629
4.25%, 08/18/25	220,000	232,460
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28^	700,000	743,940

See Notes to Schedule of Investments.

	Par	Value
(Variable, USD ICE Swap Rate 5Y + 3.61%), 6.50%, 03/23/28^	$540,000	$565,299
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	1,000,000	1,108,417
(Variable, ICE LIBOR USD 3M + 1.61%), 3.97%, 05/22/30^	610,000	651,816
6.50%, 09/15/37	500,000	672,571
Lloyds Bank Corporate Markets PLC
(Floating, ICE LIBOR USD 3M + 0.50%), 2.81%, 10/26/20†	1,600,000	1,603,977
Lloyds Bank PLC
(Step to 0.00% on 04/02/22), 7.50%, 04/02/32 STEP	2,000,000	1,658,183
Lloyds Banking Group PLC
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 03/17/23^	1,900,000	1,906,624
3.90%, 03/12/24	210,000	219,893
4.50%, 11/04/24	240,000	250,716
4.38%, 03/22/28	800,000	870,748
4.55%, 08/16/28Δ	230,000	253,787
(Variable, ICE LIBOR USD 3M + 1.21%), 3.57%, 11/07/28^	200,000	204,259
Nationwide Building Society
(Variable, ICE LIBOR USD 3M + 1.06%), 3.77%, 03/08/24 144A ^	2,000,000	2,054,806
(Variable, ICE LIBOR USD 3M + 1.39%), 4.36%, 08/01/24 144A ^	1,300,000	1,366,028
(Variable, ICE LIBOR USD 3M + 1.86%), 3.96%, 07/18/30 144A ^	1,875,000	1,960,533
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 144A	600,000	611,236
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	180,000	194,891
2.50%, 03/22/23(E)	1,400,000	1,635,191
(Variable, ICE LIBOR USD 3M + 1.48%), 3.50%, 05/15/23^	429,000	434,921
(Floating, ICE LIBOR USD 3M + 1.47%), 3.63%, 05/15/23†	1,300,000	1,301,810
3.88%, 09/12/23	579,000	598,145
6.00%, 12/19/23	110,000	120,846
5.13%, 05/28/24	280,000	298,703
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24Δ ^	2,205,000	2,320,088
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 03/22/25Δ ^	540,000	565,168
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 05/18/29^	400,000	440,498
Santander UK PLC
2.38%, 03/16/20	160,000	160,143
2.88%, 06/18/24	925,000	939,410
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	173,018
	Par	Value
Society of Lloyd's
4.75%, 10/30/24(U)	$100,000	$135,613
Standard Chartered PLC
(Variable, ICE LIBOR USD 3M + 1.15%), 4.25%, 01/20/23 144A ^	1,000,000	1,034,890
5.70%, 03/26/44 144A	230,000	282,558
Vodafone Group PLC
3.75%, 01/16/24	1,025,000	1,079,992
4.38%, 05/30/28	480,000	530,606
		45,521,160
Total Foreign Bonds (Cost $231,537,919)		236,130,400
LOAN AGREEMENTS — 0.7%
Air Medical Group Holdings, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.31%, 04/28/22†	459,448	431,212
Allied Universal Holdco LLC Delayed Draw Term Loan
0.00%, 07/10/26† Σ	18,919	18,969
Allied Universal Holdco LLC Initial Term Loan
0.00%, 07/10/26† Σ	54,595	54,740
(Floating, ICE LIBOR USD 3M + 4.25%), 6.51%, 07/10/26†	136,487	136,849
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 5.04%, 11/03/24†	208,592	209,563
athenahealth, Inc. Term B Loan
(Floating, ICE LIBOR USD 3M + 4.50%), 6.68%, 02/11/26†	268,650	268,399
Atlantic Aviation FBO, Inc. Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 5.80%, 12/06/25†	89,325	90,107
Avolon TLB Borrower 1 (US) LLC Term B-3 Loan
0.00%, 01/15/25† Σ	500,000	502,477
(Floating, ICE LIBOR USD 1M + 1.75%, 0.75% Floor), 3.79%, 01/15/25†	194,801	195,766
Charter Communications Operating LLC Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.05%, 04/30/25†	157,294	158,425
Delos Finance S.a r.l. New Loan
0.00%, 10/06/23† Σ	750,000	753,281
(Floating, ICE LIBOR USD 3M + 1.75%), 3.85%, 10/06/23†	258,333	259,464
Diamond Sports Group LLC Term Loan
0.00%, 08/24/26† Σ	10,000	10,072
(Floating, ICE LIBOR USD 1M + 3.25%), 5.30%, 08/24/26†	90,000	90,650
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
DigiCert Holdings, Inc. Term Loan B
0.00%, 08/07/26† Σ	$440,000	$439,175
DigiCert, Inc. Term Loan
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor), 6.04%, 10/31/24†	686,533	686,388
Flying Fortress Holdings LLC New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 3.85%, 10/30/22†	117,333	117,822
HCA, Inc. Tranche B-10 Term Loan
0.00%, 03/13/25† Σ	997,468	1,002,022
(Floating, ICE LIBOR USD 1M + 2.00%), 4.04%, 03/13/25†	63,493	63,783
Hilton Worldwide Finance LLC Refinanced Series B-2 Term Loan
0.00%, 06/22/26† Σ	500,000	503,533
(Floating, ICE LIBOR USD 1M + 1.75%), 3.77%, 06/22/26†	158,355	159,474
iHeartCommunications, Inc. Initial Term Loan
0.00%, 05/01/26† Σ	132,498	133,515
(Floating, ICE LIBOR USD 1M + 4.00%), 6.10%, 05/01/26†	110,383	111,229
Intelsat Jackson Holdings S.A. Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 5.80%, 11/27/23†	130,000	130,549
J2 Acquisition Limited Term Loan B
0.00%, 09/25/26† Σ	230,000	231,150
Jane Street Group LLC Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 5.04%, 08/25/22†	297,590	297,218
Level 3 Financing, Inc. Tranche B 2024 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.29%, 02/22/24†	160,000	160,500
LPL Holdings, Inc. Tranche B Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.30%, 09/23/24†	59,696	60,088
McAfee LLC Term B USD Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 5.79%, 09/30/24†	339,348	340,524
Michaels Stores, Inc. 2018 New Replacement Term B Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.54%, 01/30/23†	507,394	496,295
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.55%, 01/30/23†	182,222	178,236
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 4.85%, 06/07/23†	606,397	579,361
Nexstar Broadcasting, Inc. Term B-4 Loan
0.00%, 09/18/26† Σ	500,000	502,850
	Par	Value
Option Care Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 4.50%), 6.54%, 08/06/26†	$270,000	$270,000
Panther BF Aggregator 2 L P Term Loan B
(Floating, ICE LIBOR USD 1M + 3.50%), 5.54%, 04/30/26†	370,000	367,573
Regionalcare Hospital Partners Holdings, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 4.50%), 6.55%, 11/16/25†	119,699	119,989
RPI Finance Trust Initial Term Loan B-6
0.00%, 03/27/23† Σ	743,564	748,326
(Floating, ICE LIBOR USD 1M + 2.00%), 4.04%, 03/27/23†	216,408	217,794
Univision Communications, Inc. 2017 Replacement Repriced First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.79%, 03/15/24†	121,593	118,446
Total Loan Agreements (Cost $11,273,464)		11,215,814
MORTGAGE-BACKED SECURITIES — 44.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 2.91%, 09/15/34 144A †	1,200,000	1,202,611
Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A
(Floating, ICE LIBOR GBP 1M + 1.25%), 1.96%, 04/24/49(U) †	551,344	680,077
Alba PLC, Series 2007-1, Class A3
(Floating, ICE LIBOR GBP 3M + 0.17%), 0.95%, 03/17/39(U) †	694,430	805,097
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.21%, 09/25/46†	362,341	344,965
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
(Floating, ICE LIBOR USD 6M + 1.50%, 1.50% Floor, 11.00% Cap), 3.53%, 09/25/45†	346,687	351,632
Balloon Pool TBA
2.67%, 09/01/34 TBA	100,000	102,469
Banc of America Funding Trust, Series 2005-D, Class A1
4.81%, 05/25/35† γ	463,770	476,578
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
4.70%, 07/25/34† γ	45,545	47,680
Bancorp Commercial Mortgage, Series 2018-CRE4, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.95% Floor), 2.93%, 09/15/35 144A †	735,824	736,471

See Notes to Schedule of Investments.

	Par	Value
BANK, Series 2017-BNK9, Class XA
0.96%, 11/15/54† IO γ	$9,931,911	$535,322
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,734,819
BBCCRE Trust, Series 2015-GTP, Class D
4.71%, 08/10/33 144A † γ	390,000	395,997
BBCMS Trust, Series 2015-STP, Class A
3.32%, 09/10/28 144A	878,023	885,165
BCAP LLC, Series 2014-RR2, Class 7A1
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 2.35%, 01/26/38 144A †	801,998	779,096
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
4.50%, 05/25/35† γ	146,760	150,159
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
4.70%, 02/25/33† γ	6,867	7,065
Bear Stearns ARM Trust, Series 2004-2, Class 24A
2.40%, 05/25/34	18,615	18,000
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
4.08%, 01/26/36† γ	430,898	394,813
Brunel Residential Mortgage Securitisation No. 1 PLC, Series 2007-1X, Class A4B
(Floating, ICE LIBOR GBP 3M + 0.22%), 0.99%, 01/13/39(U) †	259,708	313,043
BX Commercial Mortgage Trust, Series 2018-IND, Class H
(Floating, ICE LIBOR USD 1M + 3.00%, 3.00% Floor), 5.03%, 11/15/35 144A †	2,842,709	2,855,176
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
4.67%, 02/19/34† γ	231,628	238,543
CHL Mortgage Pass-Through Trust, Series 2004-HYB5, Class 2A1
4.18%, 04/20/35† γ	291,110	294,942
CHT Mortgage Trust, Series 2017-CSMO, Class A
(Floating, ICE LIBOR USD 1M + 0.93%, 0.93% Floor), 2.96%, 11/15/36 144A †	310,000	310,418
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	1,450,000	1,502,607
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	53,513
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	42,140
COMM Mortgage Trust, Series 2013-CR12, Class C
5.25%, 10/10/46† γ	20,000	20,338
	Par	Value
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	$390,000	$401,178
COMM Mortgage Trust, Series 2014-277P, Class A
3.73%, 08/10/49 144A † γ	160,000	170,568
COMM Mortgage Trust, Series 2015-DC1, Class C
4.49%, 02/10/48† γ	80,000	83,193
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.40%), 4.42%, 04/25/31 144A †	600,000	606,271
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.30%, 2.30% Floor), 4.32%, 08/25/31 144A †	820,000	825,239
Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-AR20, Class 2X
0.00%, 08/25/33 IO	6,931	—
CSFB Mortgage-Backed Pass-Through Certificates Series, Series 2003-AR18, Class 2X
0.00%, 07/25/33 IO	22,324	—
CSMC Trust, Series 2010-16, Class B9
4.02%, 06/25/50 144A † γ	2,149,467	1,759,937
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	5,084,631	5,109,656
CSMC Trust, Series 2018-PLUM, Class A
(Floating, ICE LIBOR USD 1M + 3.23%, 3.23% Floor), 5.26%, 08/15/20 144A †	488,870	489,485
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	564,260
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series, Series 2006-AR1, Class 3A1
3.97%, 02/25/36† γ	712,719	688,196
Exantas Capital Corporation, Ltd., Series 2018-RSO6, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 2.85%, 06/15/35 144A †	1,002,739	1,003,616
Fannie Mae Connecticut Avenue Securities, Series 2018-C01
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 4.27%, 07/25/30†	200,000	202,075
Fannie Mae Connecticut Avenue Securities, Series 2018-C03
(Floating, ICE LIBOR USD 1M + 2.15%, 2.15% Floor), 4.17%, 10/25/30†	190,000	191,656
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	512	545
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.00%, 10/01/25	$111,334	$116,156
5.50%, 02/01/27	21,649	23,408
4.50%, 10/01/29	1,783	1,903
7.50%, 11/01/29	2,889	3,334
7.50%, 12/01/29	3,123	3,587
7.50%, 02/01/31	4,080	4,252
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 4.61%, 07/01/31†	2,788	2,874
7.50%, 11/01/31	7,633	7,648
(Floating, ICE LIBOR USD 1Y + 1.98%, 1.98% Floor, 10.50% Cap), 4.85%, 04/01/32†	1,031	1,078
3.50%, 08/01/33	644,148	668,022
5.00%, 08/01/33	3,821	4,221
5.00%, 09/01/33	763	843
5.00%, 10/01/33	2,074	2,291
3.50%, 02/01/34	400,001	413,672
3.50%, 03/01/34	2,500,001	2,585,691
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.16% Cap), 5.04%, 03/01/34†	921	978
5.00%, 12/01/34	64,408	71,147
5.50%, 05/01/35	178,242	192,883
5.00%, 07/01/35	3,232	3,573
5.00%, 11/01/35	90,333	99,795
5.50%, 11/01/35	22,752	25,707
5.00%, 12/01/35	8,609	9,522
6.00%, 02/01/36	189,867	209,915
5.00%, 02/01/37	8,419	9,299
5.50%, 07/01/37	24,288	27,437
3.00%, 02/01/38	260,062	266,403
3.00%, 04/01/38	175,947	180,375
5.50%, 04/01/38	5,948	6,717
7.00%, 03/01/39	13,692	15,733
4.50%, 06/01/39	72,651	78,797
6.50%, 09/01/39	29,550	34,174
4.00%, 02/01/41	52,984	56,639
5.00%, 06/01/41	2,578	2,832
3.50%, 10/01/42	107,169	112,413
4.00%, 10/01/42	44,796	47,721
3.50%, 11/01/42	234,252	245,673
3.50%, 12/01/42	63,712	66,833
3.50%, 01/01/43	342,135	358,597
3.50%, 02/01/43	232,303	243,644
3.50%, 03/01/43	563,119	590,574
4.00%, 04/01/43	106,356	113,331
3.50%, 05/01/43	389,503	409,492
4.00%, 05/01/43	47,887	51,924
4.00%, 06/01/43	60,126	65,194
4.00%, 07/01/43	193,044	208,658
4.00%, 08/01/43	103,628	110,420
4.50%, 12/01/43	723,833	781,978
3.50%, 02/01/44	57,075	59,858
4.50%, 02/01/44	605,611	654,481
	Par	Value
4.50%, 03/01/44	$172,324	$186,220
3.50%, 03/01/45	615,305	645,305
4.00%, 12/01/45	417,411	440,647
3.50%, 06/01/46	69,005	72,276
4.00%, 09/01/46	1,353,784	1,424,698
4.50%, 01/01/47	647,765	686,007
3.50%, 04/01/47	10,826,135	11,336,402
3.50%, 06/01/47	80,107	83,531
4.00%, 07/01/47	665,440	698,620
5.00%, 07/01/47	398,483	427,972
4.00%, 08/01/47	154,837	163,626
3.00%, 09/01/47	1,130,058	1,160,686
3.50%, 09/01/47	1,317,550	1,364,236
3.50%, 02/01/48	342,963	355,068
3.50%, 04/01/48	1,844,519	1,903,830
4.00%, 04/01/48	258,494	268,948
4.00%, 05/01/48	1,615,829	1,687,894
3.50%, 06/01/48	537,517	561,506
4.50%, 08/01/48	1,824,464	1,974,626
5.00%, 08/01/48	399,819	429,296
3.00%, 09/01/48	186,183	191,664
4.00%, 09/01/48	6,129,019	6,362,553
3.50%, 10/01/48	86,827	89,421
5.00%, 10/01/48	326,778	350,883
4.00%, 11/01/48	1,356,553	1,412,893
5.00%, 11/01/48	229,252	245,862
4.00%, 01/01/49	978,309	1,034,821
5.00%, 01/01/49	1,346,977	1,442,602
3.50%, 02/01/49	853,352	877,600
3.00%, 03/01/49	182,984	185,928
3.50%, 03/01/49	2,872,441	2,961,028
3.00%, 04/01/49	6,545,010	6,650,286
3.50%, 04/01/49	1,353,710	1,390,934
4.00%, 05/01/49	2,589,978	2,687,271
3.00%, 07/01/49	1,093,716	1,117,078
3.00%, 08/01/49	992,202	1,008,441
3.50%, 08/01/49	98,858	101,542
3.00%, 09/01/49	5,329,294	5,436,929
3.00%, 10/01/49	1,081,325	1,105,831
5.00%, 10/01/49	22,518,570	24,196,773
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	145,282	167,883
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 2.53%, 06/15/37†	97,297	97,950
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 4.20%, 01/15/40† IO	202,921	33,744

See Notes to Schedule of Investments.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.92%, 10/15/41† IO	$135,741	$20,041
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.49% - ICE LIBOR USD 1M, 6.49% Cap), 4.46%, 12/15/41† IO	255,057	55,431
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.97%, 08/15/42† IO	211,747	33,875
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	782,493	85,690
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	355,169	363,356
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	251,187	19,663
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	237,888	18,003
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.92%, 02/15/44† IO	100,768	16,668
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.97%, 05/15/44† IO	106,886	17,506
Federal Home Loan Mortgage Corporation REMIC, Series 4415
2.03%, 04/15/41† IO γ	130,094	7,457
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%), 2.67%, 07/15/40†	343,981	343,267
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	1,163,763	1,189,180
3.00%, 06/15/48	869,164	880,012
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	1,011,998	1,011,992
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.97%, 12/15/46† IO	368,203	63,076
Federal National Mortgage Association
9.50%, 05/01/22	58	58
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.75% Cap), 2.35%, 07/01/22†	885	880
	Par	Value
5.50%, 09/01/23	$14,236	$14,719
5.50%, 10/01/23	3,524	3,647
5.00%, 06/01/24	82,564	88,311
9.50%, 07/01/24	40	40
2.81%, 04/01/25	50,000	52,098
5.50%, 05/01/25	3,811	3,884
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.05% Cap), 2.39%, 07/01/27†	7,593	7,528
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.86% Cap), 4.63%, 08/01/27†	13,349	13,941
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.62% Cap), 2.39%, 11/01/27 CONV †	8,550	8,475
2.84%, 01/01/28	820,000	862,399
3.08%, 01/01/28	140,000	149,208
3.64%, 11/01/28	200,000	221,692
3.07%, 01/01/29	100,000	106,933
3.30%, 04/01/29	100,000	109,171
3.09%, 05/01/29	200,000	215,401
3.16%, 05/01/29	149,396	160,871
3.19%, 05/01/29	99,490	107,241
3.24%, 05/01/29	280,000	304,357
3.26%, 05/01/29	259,151	281,099
3.35%, 05/01/29	60,000	65,701
3.16%, 06/01/29	5,900,000	6,356,207
2.74%, 08/01/29	200,000	209,164
2.79%, 08/01/29	500,000	525,771
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.64%, 2.64% Floor, 12.39% Cap), 5.01%, 02/01/30†	67,192	69,031
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.38%, 2.38% Floor, 10.65% Cap), 4.41%, 06/01/30 CONV †	11,114	11,264
8.00%, 10/01/30	8,874	10,519
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 4.95%, 12/01/30 CONV †	3,316	3,362
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.55% Cap), 2.39%, 01/01/31†	4,711	4,646
4.50%, 04/01/31	41,592	44,721
3.31%, 05/01/31	100,000	109,492
4.50%, 05/01/31	149,646	160,878
4.50%, 06/01/31	44,904	48,283
2.87%, 07/01/31	100,000	106,107
2.77%, 08/01/31	400,000	417,307
2.77%, 08/01/31	300,000	313,129
2.80%, 08/01/31	200,000	209,371
2.81%, 08/01/31	200,000	209,612
2.84%, 08/01/31	100,000	105,878
2.85%, 08/01/31	200,000	210,381
2.86%, 08/01/31	100,000	105,985
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.87%, 08/01/31	$200,000	$212,246
2.92%, 08/01/31	100,000	105,670
2.45%, 09/01/31	100,000	101,929
2.67%, 09/01/31	200,000	208,162
4.50%, 11/01/31	65,485	70,482
6.00%, 11/01/31	1,712	1,964
4.50%, 12/01/31	103,912	111,861
6.00%, 01/01/32	52,123	57,697
6.00%, 03/01/32	2,307	2,555
6.00%, 04/01/32	101,880	113,123
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.95% Cap), 2.39%, 06/01/32†	6,412	6,317
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.22% Cap), 2.35%, 08/01/32†	6,522	6,427
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 9.75% Cap), 4.88%, 02/01/33†	876	889
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 11.95% Cap), 2.35%, 05/01/33†	9,819	9,700
5.00%, 07/01/33	19,250	21,256
5.00%, 09/01/33	23,464	25,912
3.50%, 05/01/34	127,869	134,091
6.00%, 10/01/34	25,822	28,533
(Floating, ICE LIBOR USD 1Y + 1.55%, 1.55% Floor, 9.67% Cap), 4.55%, 12/01/34†	12,790	13,303
6.00%, 05/01/35	361,465	413,746
6.00%, 07/01/35	69,534	78,443
5.50%, 09/01/35	53,119	57,448
5.00%, 10/01/35	65,784	72,660
6.00%, 10/01/35	14,718	16,838
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.54% Cap), 2.39%, 11/01/35†	3,104	3,105
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.96%, 1.96% Floor, 8.99% Cap), 4.42%, 11/01/35†	31,479	33,141
6.00%, 11/01/35	240,902	268,519
5.50%, 04/01/36	3,287	3,596
(Floating, COF 11th District San Francisco + 1.25%, 3.87% Floor, 12.93% Cap), 4.11%, 05/01/36†	26,850	28,138
5.50%, 11/01/36	54,109	61,231
5.50%, 03/01/37	3,271	3,701
6.00%, 07/01/37	508,734	584,866
6.50%, 10/01/37	42,213	47,066
7.00%, 10/01/37	1,308	1,462
7.00%, 11/01/37	4,931	5,446
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.65% Cap), 2.39%, 12/01/37†	20,913	20,612
	Par	Value
3.00%, 12/01/37	$168,935	$173,785
7.00%, 12/01/37	3,259	3,880
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.53% Cap), 2.39%, 01/01/38†	12,374	12,291
7.00%, 02/01/38	1,709	1,905
4.50%, 03/01/38	3,460	3,677
4.50%, 04/01/38	68,911	74,609
5.00%, 04/01/38	62,008	68,379
5.00%, 06/01/38	71,696	78,944
5.50%, 08/01/38	37,639	42,462
7.00%, 11/01/38	14,278	16,869
7.00%, 02/01/39	6,185	7,187
6.00%, 12/01/39	221,310	254,825
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.69% Cap), 3.88%, 06/01/40†	25,805	26,516
3.88%, 10/01/40†	86,882	86,601
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.25% Cap), 2.39%, 11/01/40†	7,531	7,446
4.50%, 04/01/41	96,287	104,354
4.50%, 08/01/41	51,360	55,680
4.50%, 11/01/41	274,359	297,426
4.00%, 06/01/42	33,800	35,485
3.50%, 09/01/42	47,112	49,376
2.50%, 10/01/42	353,487	353,078
4.00%, 10/01/42	167,072	177,761
2.50%, 11/01/42	20,814	20,803
4.00%, 11/01/42	1,514,000	1,625,264
2.50%, 12/01/42	14,998	14,990
3.00%, 12/01/42	15,369	15,909
3.50%, 12/01/42	72,133	75,705
4.00%, 12/01/42	104,944	112,183
2.50%, 01/01/43	15,221	15,212
3.00%, 01/01/43	279,451	288,247
3.50%, 01/01/43	1,450,473	1,518,342
2.50%, 02/01/43	19,128	19,118
2.50%, 03/01/43	1,346,971	1,346,245
3.00%, 03/01/43	176,896	183,072
3.50%, 03/01/43	612,282	644,755
2.50%, 04/01/43	1,117,648	1,117,046
3.00%, 04/01/43	265,988	275,330
4.00%, 04/01/43	49,662	53,482
2.50%, 05/01/43	25,180	25,167
3.00%, 05/01/43	170,610	176,599
2.50%, 06/01/43	22,945	22,932
3.00%, 06/01/43	50,445	52,217
4.00%, 06/01/43	455,695	489,096
3.00%, 07/01/43	455,637	471,644
4.00%, 07/01/43	473,056	506,519
2.50%, 08/01/43	819,767	819,234
4.00%, 08/01/43	160,679	171,164
4.50%, 09/01/43	493,415	533,732
2.50%, 10/01/43	26,425	26,342

See Notes to Schedule of Investments.

	Par	Value
4.50%, 10/01/43	$168,745	$182,230
4.50%, 11/01/43	110,385	119,112
4.50%, 12/01/43	156,382	168,806
4.50%, 01/01/44	97,740	105,469
4.50%, 02/01/44	795,865	860,494
4.50%, 10/01/44	377,820	409,442
4.00%, 01/01/45	152,506	162,905
4.50%, 02/01/45	982,197	1,088,525
3.50%, 04/01/45	1,279,486	1,334,030
4.50%, 04/01/45	538,361	591,765
4.50%, 05/01/45	60,575	66,584
3.50%, 06/01/45	590,531	615,304
4.50%, 06/01/45	704,207	757,258
3.00%, 11/01/45	1,397,188	1,431,452
3.50%, 12/01/45	206,144	215,791
3.50%, 01/01/46	411,311	431,849
3.00%, 05/01/46	508,403	522,092
3.00%, 07/01/46	598,059	613,886
3.00%, 08/01/46	1,090,589	1,118,932
3.00%, 09/01/46	474,123	486,312
3.00%, 10/01/46	77,529	79,437
3.00%, 11/01/46	2,907,119	2,981,549
4.50%, 11/01/46	680,784	721,119
5.00%, 11/01/46	914,418	988,770
3.50%, 12/01/46	817,117	858,468
3.00%, 01/01/47	322,696	330,541
3.50%, 02/01/47	5,211,000	5,425,675
4.50%, 03/01/47	773,710	821,930
4.00%, 04/01/47	666,671	704,017
4.00%, 05/01/47	159,094	168,012
4.50%, 06/01/47	701,649	762,309
4.50%, 07/01/47	1,384,358	1,481,823
3.00%, 09/01/47	1,323,978	1,358,933
3.50%, 09/01/47	18,686,749	19,656,752
3.50%, 10/01/47	19,092,712	20,083,792
3.50%, 11/01/47	24,064,249	25,313,376
4.50%, 11/01/47	315,760	337,907
3.50%, 12/01/47	24,625,183	25,894,314
4.00%, 12/01/47	535,356	571,008
4.00%, 01/01/48	542,960	579,962
3.50%, 02/01/48	2,243,816	2,319,441
4.00%, 02/01/48	1,827,972	1,942,528
4.00%, 03/01/48	1,511,547	1,600,273
4.00%, 05/01/48	883,649	935,520
5.00%, 05/01/48	349,208	374,462
3.50%, 06/01/48	1,932,359	1,993,419
4.00%, 06/01/48	903,908	965,263
3.50%, 07/01/48	1,540,183	1,599,087
4.00%, 07/01/48	1,845,849	1,961,948
3.50%, 08/01/48	10,270,678	10,796,764
4.00%, 08/01/48	3,272,367	3,434,875
4.50%, 09/01/48	906,677	980,784
5.00%, 10/01/48	1,134,292	1,215,673
4.00%, 11/01/48	1,930,594	2,007,427
5.00%, 11/01/48	1,627,455	1,746,949
3.50%, 02/01/49	593,755	612,144
	Par	Value
3.50%, 04/01/49	$3,133,492	$3,228,940
3.50%, 05/01/49	1,176,172	1,217,749
3.50%, 06/01/49	4,664,571	4,800,170
3.00%, 07/01/49	98,973	101,283
3.00%, 08/01/49	1,587,248	1,613,374
3.50%, 08/01/49	394,120	406,628
3.00%, 09/01/49	5,487,408	5,611,307
3.00%, 10/01/49	100,000	101,863
4.00%, 02/01/56	510,398	542,289
4.50%, 04/01/56	786,825	852,644
5.50%, 09/01/56	738,231	809,956
4.00%, 01/01/57	307,724	326,951
3.50%, 03/01/57	2,285,862	2,406,707
4.00%, 06/01/57	562,324	597,336
4.50%, 09/01/57	912,333	988,476
Federal National Mortgage Association ACES, Series 2015-M1
0.64%, 09/25/24† IO γ	3,515,103	77,887
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	206,936	215,979
Federal National Mortgage Association ACES, Series 2018-M15
3.70%, 01/25/36	100,000	113,038
Federal National Mortgage Association ACES, Series 2019-M4
3.61%, 02/25/31	260,000	291,478
Federal National Mortgage Association ACES, Series 2019-M5
3.27%, 01/25/29	500,000	545,671
Federal National Mortgage Association ACES, Series 2019-M6
3.45%, 01/01/29	550,000	610,037
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27 IO	218,560	15,148
4.50%, 11/25/39 IO	39,880	8,335
3.50%, 11/25/41 IO	157,345	25,474
4.00%, 11/25/41 IO	192,160	23,088
4.00%, 04/25/42 IO	354,760	52,811
Federal National Mortgage Association REMIC, Series 1991-137
868.32%, 10/25/21 IO	14	97
Federal National Mortgage Association REMIC, Series 1991-97
1,009.30%, 08/25/21 IO	8	64
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 2.49%, 10/18/30†	$6,083	$6,113
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	342,085	393,411
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 4.73%, 03/25/37† IO	450,417	92,274
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	276,098	308,253
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	832,056	945,876
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 4.53%, 10/25/41† IO	337,685	59,583
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	124,395	8,918
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	22,467	26,189
Federal National Mortgage Association REMIC, Series 2012-118
3.50%, 12/25/39 IO	198,501	12,204
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 4.13%, 12/25/42† IO	119,449	21,313
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	78,431	92,877
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	7,944	8,586
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 4.48%, 04/25/42† IO	112,858	18,685
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	$117,161	$133,098
Federal National Mortgage Association REMIC, Series 2012-70
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.63%, 02/25/41† IO	20,421	1,601
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.63%, 03/25/42† IO	142,121	19,726
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.60% - ICE LIBOR USD 1M, 6.60% Cap), 4.58%, 07/25/42† IO	41,721	7,135
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.93%, 12/25/43† IO	444,446	82,736
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	175,573	18,056
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	837,959	66,018
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	495,139	48,189
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 4.13%, 06/25/43† IO	200,083	41,958
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	498,757	560,495
6.50%, 07/25/42	200,370	235,305
Federal National Mortgage Association REMIC, Series 2014-47
2.01%, 08/25/44† IO γ	370,405	20,234
Federal National Mortgage Association REMIC, Series 2015-55
1.82%, 08/25/55† IO γ	128,349	7,229

See Notes to Schedule of Investments.

	Par	Value
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 4.13%, 08/25/45† IO	$61,920	$14,174
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 4.08%, 10/25/57† IO	862,227	170,687
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 4.18%, 11/25/47† IO	281,158	47,133
FHLMC Multifamily Structured Pass-Through Certificates, Series K016
1.63%, 10/25/21† IO γ	174,773	4,545
FHLMC Multifamily Structured Pass-Through Certificates, Series K044
0.87%, 01/25/25† IO γ	1,264,621	40,963
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.57%, 08/25/27† IO γ	2,430,565	74,778
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.70%, 03/25/29† IO γ	1,419,455	68,036
3.51%, 03/25/29	620,000	689,036
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
1.09%, 05/25/29† IO γ	1,999,134	156,468
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
1.07%, 08/25/23† IO γ	3,255,914	97,585
FHLMC Multifamily Structured Pass-Through Certificates, Series KF11
(Floating, ICE LIBOR USD 1M + 0.65%), 2.74%, 09/25/25†	187,683	187,712
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4
(Floating, ICE LIBOR USD 1M + 3.80%, 3.80% Floor), 5.82%, 03/25/29†	250,000	265,130
FHLMC Structured Pass-Through Certificates, Series K094
1.02%, 06/25/29† IO γ	999,894	73,572
FHLMC Structured Pass-Through Certificates, Series K095
1.08%, 06/25/29† IO γ	1,199,893	91,852
FHLMC Structured Pass-Through Certificates, Series K735
1.10%, 05/25/26† IO γ	899,863	50,763
	Par	Value
FHLMC Structured Pass-Through Certificates, Series K736
1.31%, 07/25/26† IO γ	$3,000,000	$223,860
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.85%, 07/25/44†	514,193	530,944
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
4.31%, 06/25/34† γ	211,008	213,663
FREMF Mortgage Trust, Series 2012-K20, Class X2A
0.20%, 05/25/45 144A IO	5,226,224	22,962
Government National Mortgage Association
7.00%, 01/15/26	2,439	2,605
7.00%, 07/15/27	22,568	25,153
7.00%, 01/15/28	11,180	11,312
7.00%, 03/15/28	29,562	33,566
7.00%, 07/15/28	3,510	3,788
7.50%, 07/15/28	9,716	9,865
6.50%, 08/15/28	2,231	2,471
7.00%, 08/15/28	5,947	6,450
7.50%, 08/15/28	6,485	7,168
6.50%, 09/15/28	3,941	4,422
7.00%, 10/15/28	11,166	11,245
7.50%, 03/15/29	10,442	12,053
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.13%, 11/20/29†	18,882	19,565
8.50%, 08/15/30	452	464
8.50%, 11/20/30	5,097	5,933
6.50%, 08/15/31	29,579	33,595
7.50%, 08/15/31	6,710	7,247
6.50%, 10/15/31	38,780	43,344
6.00%, 11/15/31	97,541	109,890
6.50%, 11/15/31	57,987	64,193
6.00%, 12/15/31	17,532	19,887
6.00%, 01/15/32	65,685	73,233
6.00%, 02/15/32	77,430	85,643
6.50%, 02/15/32	33,841	37,479
6.00%, 04/15/32	37,866	41,883
7.50%, 04/15/32	8,097	8,595
6.50%, 06/15/32	52,376	58,009
6.50%, 08/15/32	68,175	75,486
6.50%, 09/15/32	79,190	89,479
6.00%, 10/15/32	67,026	76,836
5.50%, 11/15/32	9,994	11,011
6.00%, 11/15/32	55,948	62,421
6.00%, 12/15/32	26,354	29,470
6.50%, 12/15/32	8,391	9,293
5.50%, 01/15/33	5,733	6,258
6.00%, 01/15/33	25,089	28,080
5.50%, 02/15/33	11,398	12,413
6.00%, 02/15/33	23,871	27,395
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.50%, 03/15/33	$14,433	$16,359
6.50%, 04/15/33	148,427	173,974
6.00%, 06/15/33	18,023	19,935
5.50%, 07/15/33	14,469	16,118
5.50%, 08/15/33	4,985	5,398
5.50%, 09/15/33	2,967	3,251
6.00%, 10/15/33	34,599	38,269
6.50%, 10/15/33	66,341	74,160
5.50%, 04/15/34	8,499	9,258
5.50%, 05/15/34	2,555	2,757
6.50%, 08/15/34	108,367	122,619
5.50%, 09/15/34	59,596	67,575
5.50%, 12/15/34	58,834	66,409
5.50%, 01/15/35	43,998	49,943
6.00%, 09/20/38	136,265	156,768
5.00%, 07/20/40	11,616	12,851
5.00%, 09/20/40	51,443	56,913
4.00%, 10/20/40	6,694	7,135
6.00%, 10/20/40	21,431	24,799
6.00%, 01/20/41	16,625	19,213
4.50%, 04/20/41	226,540	247,884
3.00%, 09/15/42	521,368	537,272
3.00%, 10/15/42	226,953	233,643
3.00%, 11/15/42	101,332	104,319
4.00%, 08/20/43	382,448	407,962
3.50%, 06/20/44	156,105	164,194
4.00%, 10/20/44	190,348	202,710
3.00%, 01/15/45	3,528,722	3,623,985
4.00%, 01/20/45	301,888	321,237
3.50%, 03/20/45	73,569	76,973
3.50%, 04/15/45	602,602	627,076
4.00%, 05/20/45	34,443	36,617
4.00%, 10/20/45	295,628	313,294
3.50%, 09/20/46	2,505,677	2,631,316
4.00%, 06/20/47	3,938,227	4,125,518
3.00%, 09/20/47	41,681	42,942
4.00%, 09/20/47	1,576,496	1,647,622
3.50%, 10/20/47	1,016,180	1,060,768
3.50%, 11/20/47	82,366	85,584
4.00%, 11/20/47	956,716	999,318
4.00%, 12/20/47	447,898	467,616
3.00%, 02/20/48	214,737	220,701
3.50%, 02/20/48	1,011,285	1,048,649
4.00%, 02/20/48	305,274	318,313
4.00%, 03/20/48	536,186	560,822
4.00%, 04/20/48	384,087	399,623
4.50%, 05/20/48	3,461,733	3,622,936
3.50%, 06/15/48	256,151	269,238
4.50%, 06/20/48	1,058,071	1,110,050
4.00%, 07/20/48	1,443,128	1,502,745
4.50%, 07/20/48	71,278	75,053
4.00%, 08/20/48	319,186	332,558
4.50%, 08/20/48	10,850,753	11,383,484
4.50%, 09/20/48	6,338,631	6,658,802
5.00%, 09/20/48	750,596	792,632
5.00%, 10/20/48	2,614,941	2,766,085
5.00%, 11/20/48	4,486,491	4,749,552
	Par	Value
4.50%, 01/20/49	$14,761,045	$15,446,912
5.00%, 01/20/49	11,128,755	11,752,014
3.50%, 02/20/49	284,683	295,105
4.50%, 03/20/49	384,437	402,300
5.00%, 03/20/49	5,229,444	5,531,040
4.50%, 04/20/49	2,811,020	2,941,633
5.00%, 04/20/49	2,914,942	3,083,937
4.00%, 05/20/49	592,601	617,338
5.00%, 05/20/49	2,944,364	3,126,288
3.50%, 09/20/49	2,495,811	2,590,335
3.00%, 10/01/49 TBA	14,200,000	14,572,195
3.50%, 10/01/49 TBA	8,600,000	8,909,902
4.00%, 10/01/49 TBA	400,000	416,008
4.50%, 10/01/49 TBA	600,000	627,085
3.00%, 11/01/49 TBA	32,000,000	32,812,500
3.50%, 11/01/49 TBA	26,600,000	27,545,027
4.50%, 11/01/49 TBA	14,500,000	15,140,968
5.00%, 11/01/49 TBA	7,300,000	7,689,238
5.00%, 12/01/49 TBA	3,000,000	3,156,867
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 2.34%, 05/20/37†	106,959	106,854
Government National Mortgage Association, Series 2007-51
(Floating, 6.58% - ICE LIBOR USD 1M, 6.58% Cap), 4.54%, 08/20/37† IO	949,140	142,448
Government National Mortgage Association, Series 2010-31
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 4.46%, 03/20/39† IO	11,633	384
Government National Mortgage Association, Series 2010-85
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.61%, 01/20/40† IO	32,494	2,866
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 2.63%, 12/20/60†	220,562	220,215
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 2.71%, 03/20/61†	289,093	289,171
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 2.73%, 03/20/61†	200,785	200,926
Government National Mortgage Association, Series 2012-144
0.40%, 01/16/53† IO γ	7,226,395	201,861

See Notes to Schedule of Investments.

	Par	Value
Government National Mortgage Association, Series 2012-34
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 4.01%, 03/20/42† IO	$36,311	$7,106
Government National Mortgage Association, Series 2012-66
3.50%, 02/20/38 IO	113,903	5,482
Government National Mortgage Association, Series 2012-H27
(Variable, ICE LIBOR USD 1M + 0.00%), 1.77%, 10/20/62† IO	675,209	32,004
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 2.58%, 12/20/62†	1,010,599	1,008,066
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	106,220	13,612
Government National Mortgage Association, Series 2014-117
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 3.56%, 08/20/44† IO	76,553	12,969
Government National Mortgage Association, Series 2014-118
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 4.16%, 08/20/44† IO	209,726	42,920
Government National Mortgage Association, Series 2014-93
0.75%, 11/16/55† IO γ	3,078,395	124,551
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	110,115	20,984
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 2.78%, 05/20/65†	2,286,058	2,280,696
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 2.66%, 05/20/65†	2,401,101	2,398,879
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 2.80%, 06/20/65†	3,929,220	3,923,192
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 2.81%, 06/20/65†	1,507,829	1,505,802
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.83%, 06/20/65†	3,714,483	3,712,595
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.83%, 07/20/65†	3,618,073	3,616,068
	Par	Value
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 2.84%, 06/20/65†	$557,325	$557,196
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.83%, 07/20/65†	526,971	526,705
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.83%, 08/20/65†	575,528	575,231
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.83%, 09/20/65†	587,247	586,914
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 2.85%, 09/20/65†	667,598	667,743
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 2.75%, 10/20/65†	1,321,061	1,323,446
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 2.91%, 08/20/61†	21,314	21,359
Government National Mortgage Association, Series 2016-152
0.91%, 08/15/58† IO γ	5,144,610	370,764
Government National Mortgage Association, Series 2017-190
0.69%, 03/16/60† IO γ	7,143,027	429,521
Government National Mortgage Association, Series 2017-H15
(Variable, ICE LIBOR USD 1Y + 0.00%), 2.35%, 07/20/67† IO	576,144	79,549
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 3.31%, 07/20/67†	1,816,509	1,851,341
Government National Mortgage Association, Series 2017-H18
(Variable, ICE LIBOR USD 1Y + 0.00%), 1.34%, 09/20/67† IO	4,543,523	432,046
Government National Mortgage Association, Series 2017-H20
(Variable, ICE LIBOR USD 1Y + 0.00%), 1.94%, 10/20/67† IO	196,246	22,003
Government National Mortgage Association, Series 2017-H22
(Variable, ICE LIBOR USD 1Y + 0.00%), 2.19%, 11/20/67† IO	1,586,370	179,449
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 11.00% Cap), 2.53%, 05/20/68†	$1,046,175	$1,041,407
Government National Mortgage Association, Series 2019-28
3.15%, 06/16/60	229,729	234,566
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 2.94%, 11/21/35 144A †	1,299,533	1,300,670
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.20%, 01/25/37†	461,923	448,396
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.33%, 09/15/31 144A †	1,530,000	1,514,669
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	143,500
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	393,684
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.48%, 09/25/35† γ	378,500	390,493
Harben Finance PLC, Series 2017-1X, Class A
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.56%, 08/20/56(U) †	550,068	676,636
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.05%), 1.76%, 05/25/53(U) 144A †	5,900,000	7,270,835
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.36% Floor, 11.00% Cap), 2.74%, 10/25/34†	32,225	32,358
IndyMac ARM Trust, Series 2001-H2, Class A1
3.90%, 01/25/32† γ	5,529	5,360
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.52%, 0.26% Floor, 11.50% Cap), 2.54%, 01/25/36†	100,813	101,239
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.32%, 05/15/45† γ	280,000	285,508
	Par	Value
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
4.68%, 02/25/35† γ	$37,922	$38,432
JP Morgan Mortgage Trust, Series 2018-3, Class A1
3.50%, 09/25/48 144A † γ	2,598,554	2,647,269
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	1,002,949	1,021,300
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
5.05%, 01/15/47† γ	50,000	54,784
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	840,000	865,220
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	800,000	831,466
Kensington Mortgage Securities PLC, Series 2007-1X, Class A3C
(Floating, ICE LIBOR USD 3M + 0.17%), 2.29%, 06/14/40†	824,445	802,246
London Wall Mortgage Capital PLC, Series 2017-FL1, Class A
(Floating, ICE LIBOR GBP 3M + 0.85%), 1.62%, 11/15/49(U) †	663,997	817,299
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.92%, 01/01/61(U) †	722,659	830,843
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 1.36%, 01/01/61(U) †	584,936	697,793
Magnolia Finance X, Ltd., Series 2015-3GNA, Class A1
(Floating, ICE LIBOR GBP 3M + 2.48%), 3.30%, 03/12/20(U) 144A † Ψ †††	977,609	1,143,120
Magnolia Finance X, Ltd., Series 2015-3GNA, Class A2
(Floating, ICE LIBOR GBP 3M + 3.75%), 4.57%, 03/12/20(U) 144A † Ψ †††	364,207	425,868
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.18%), 0.95%, 04/15/47(U) †	715,662	837,631
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
4.73%, 11/21/34† γ	189,127	195,089
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
4.06%, 05/25/34† γ	81,339	82,260

See Notes to Schedule of Investments.

	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 05/15/46	$300,000	$309,251
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	145,377
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	392,905
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 04/15/48	480,000	503,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,485,490
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	800,000	838,455
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.56%, 07/13/29 144A † γ	800,000	812,514
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 3.43%, 05/15/36 144A †	1,050,000	1,050,628
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 11.50% Cap), 2.30%, 10/25/35†	256,911	257,766
MSCG Trust, Series 2015-ALDR, Class A2
3.58%, 06/07/35 144A † γ	580,000	605,678
MSCG Trust, Series 2016-SNR, Class C
5.21%, 11/15/34 144A	331,500	338,700
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 2.35%, 12/26/35 144A †	235,945	235,330
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 2.67%, 06/25/57 144A †	711,797	710,599
ResLoc UK PLC, Series 2007-1X, Class A3A
(Floating, 0.16% - Euribor 3M), 0.00%, 12/15/43(E) †	1,013,599	1,056,206
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.94%, 12/15/43(U) †	253,400	293,340
Ripon Mortgages PLC, Series 1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.56%, 08/20/56(U) †	158,662	194,967
	Par	Value
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.56%, 08/20/56(U) †	$3,082,568	$3,787,928
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 1.94% Floor), 2.98%, 06/15/33 144A †	450,000	450,398
Sequoia Mortgage Trust, Series 2003-4, Class 1A2
(Floating, ICE LIBOR USD 6M + 0.66%, 0.33% Floor, 11.50% Cap), 2.68%, 07/20/33†	55,721	53,791
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.00% Cap), 2.70%, 04/19/27†	244,045	241,424
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	350,635
Silverstone Master Issuer PLC, Series 2019-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.57%), 2.85%, 01/21/70 144A †	720,000	720,515
Station Place Securitization Trust, Series 2015-2, Class AR
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor), 2.59%, 05/15/21 144A †	350,000	350,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.32%, 10/25/35†	523,806	528,050
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 2.31%, 07/19/35†	59,237	59,017
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.50% Cap), 2.66%, 09/25/43†	6,411	6,502
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
4.58%, 04/25/45† γ	45,648	45,971
Towd Point Mortgage Funding PLC, Series 2016-V1A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.20%), 1.96%, 02/20/54(U) 144A †	344,144	423,720
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.79%, 10/20/51(U) 144A †	1,887,564	2,323,250
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Tower Bridge Funding No. 1 PLC, Class A
(Floating, ICE LIBOR GBP 3M + 1.00%), 1.78%, 03/20/56(U) †	$421,064	$518,990
Tower Bridge Funding No. 2 PLC, Class A
(Floating, ICE LIBOR GBP 3M + 0.90%), 1.68%, 03/20/56(U) †	1,037,881	1,276,583
Trinity Square PLC, Series 2015-1A, Class A
(Floating, ICE LIBOR GBP 3M + 1.15%), 1.92%, 07/15/51(U) 144A †	205,865	254,105
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D
4.63%, 12/10/45 144A † γ	320,000	317,878
Uniform Mortgage Backed Securities
3.50%, 10/01/34 TBA	8,300,000	8,584,664
2.50%, 10/01/49 TBA	14,000,000	13,936,016
3.00%, 10/01/49 TBA	18,100,000	18,372,914
3.50%, 10/01/49 TBA	17,600,000	18,053,750
4.50%, 10/01/49 TBA	18,100,000	19,061,307
5.00%, 10/01/49 TBA	1,100,000	1,178,289
4.50%, 11/01/49 TBA	5,000,000	5,268,680
3.00%, 12/01/49 TBA	48,700,000	49,371,672
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%, 11/15/30 144A	100,000	102,400
Warwick Finance Residential Mortgages No. One PLC, Series 1, Class A
(Floating, ICE LIBOR GBP 3M + 1.00%), 1.77%, 09/21/49(U) †	957,648	1,180,433
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
4.51%, 02/25/33† γ	2,862	2,948
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.85%, 06/25/42†	8,660	8,645
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.78%, 0.39% Floor, 10.50% Cap), 2.80%, 01/25/45†	1,135,765	1,131,251
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.29%, 0.29% Floor, 10.50% Cap), 2.31%, 10/25/45†	791,154	786,696
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
3.89%, 02/25/37† γ	229,120	214,781
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
3.98%, 02/25/37† γ	141,603	140,733
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 3.21%, 04/25/47†	$539,210	$543,792
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 2.56%, 07/25/45†	537,793	538,681
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.29% Floor, 10.50% Cap), 2.60%, 07/25/45†	108,163	107,922
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 09/14/22 144A	143,723	148,288
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
4.62%, 12/28/37† γ	406,709	406,896
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.42%, 07/15/46† γ	20,000	20,892
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA
1.27%, 08/15/50† IO γ	2,394,433	102,041
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2
5.14%, 03/25/35† γ	37,548	39,001
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA
1.51%, 06/15/45 144A † IO γ	265,966	7,328
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.34%, 05/15/45 144A † IO γ	2,327,199	84,105
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.20%, 03/15/47† IO γ	913,302	31,439
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.20%, 08/15/47† IO γ	2,937,218	120,236
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	309,110
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	305,497
Total Mortgage-Backed Securities (Cost $756,135,886)		766,258,771
MUNICIPAL BONDS — 0.6%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	1,075,293

See Notes to Schedule of Investments.

	Par	Value
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	$250,000	$344,980
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	980,833
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	421,608
City of Chicago IL, General Obligation
7.75%, 01/01/42	2,177,000	2,801,679
Northstar Education Finance, Inc.
(Floating, ICE LIBOR USD 3M + 0.10%, 0.10% Floor), 2.23%, 04/28/30†	84,197	83,979
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	397,116
State of California, General Obligation
7.95%, 03/01/36	265,000	271,326
7.55%, 04/01/39	410,000	679,167
State of Illinois, General Obligation
5.10%, 06/01/33	1,115,000	1,208,654
6.63%, 02/01/35	495,000	583,828
7.35%, 07/01/35	465,000	567,267
Utah State Board of Regents Series 2016-1 A
(Floating, ICE LIBOR USD 1M + 0.75%, 25.00% Cap), 2.80%, 09/25/56†	1,148,880	1,149,909
Total Municipal Bonds (Cost $9,585,181)		10,565,639

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $129.50, Expires 10/25/19 (GSC)	32	$4,169,920	37,000
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $130.00, Expires 10/25/19 (GSC)	129	16,809,990	108,844
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $130.50, Expires 10/25/19 (GSC)	64	8,339,840	38,000
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $131.00, Expires 10/25/19 (GSC)	32	$4,169,920	$13,000
Euro Dollar, Strike Price $97.38, Expires 12/16/19 (GSC)	64	15,686,400	106,400
Euro Dollar, Strike Price $98.13, Expires 12/16/19 (GSC)	64	15,686,400	12,400
Long U.S. Treasury Bond Future expiration date 12/2019, Strike Price $225.00, Expires 11/22/19 (MSCS)	19	3,083,890	19
			315,663
Put Options — 0.1%
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $129.00, Expires 10/25/19 (GSC)	96	12,509,760	21,000
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $129.50, Expires 10/25/19 (GSC)	50	6,515,500	17,188
10-Year U.S. Treasury Note Future expiration date 12/2019, Strike Price $115.00, Expires 11/22/19 (MSCS)	141	18,373,710	141
10-Year U.S. Treasury Note Future expiration date 12/2019, Strike Price $117.00, Expires 11/22/19 (MSCS)	66	8,600,460	66
10-Year U.S. Treasury Note Future expiration date 12/2019, Strike Price $118.00, Expires 11/22/19 (MSCS)	39	5,082,090	39
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 12/2019, Strike Price $119.00, Expires 11/22/19 (MSCS)	129	$16,809,990	$129
5-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $115.50, Expires 10/25/19 (GSC)	90	10,723,500	703
5-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $115.75, Expires 10/25/19 (GSC)	32	3,812,800	250
5-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $116.00, Expires 10/25/19 (GSC)	32	3,812,800	500
5-Year U.S. Treasury Note Future expiration date 12/2019, Strike Price $108.00, Expires 11/22/19 (MSCS)	177	21,089,550	177
Euro vs. U.S. Dollar, Strike Price $1.13, Expires 10/21/19 (CITI)	8,000,000	8,000,000	306,826
Euro vs. U.S. Dollar, Strike Price $1.14, Expires 11/04/19 (CITI)	6,311,449	6,311,449	294,614
Long U.S. Treasury Bond Future expiration date 11/2019, Strike Price $160.00, Expires 10/25/19 (GSC)	27	4,382,370	19,828
Ultra Long U.S. Treasury Bond 12/2019, Strike Price $125.00, Expires 11/22/19 (MSCS)	21	2,990,531	21
			661,482
	Number of Contracts	Notional Amount	Value
Put Swaptions — 0.0%
Pay 2.30% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2049 USD, Strike Price $2.30, Expires 10/21/19 (GSC)	1	$7,700,000	$51
Pay 2.50% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2049 USD, Strike Price $2.50, Expires 11/07/19 (DEUT)	1	3,100,000	11
			62
Total Purchased Options (Premiums paid $1,543,924)			977,207

	Par
U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bonds
4.38%, 02/15/38	$10,000	13,871
4.25%, 05/15/39	4,300,000	5,924,258
4.38%, 11/15/39	200,000	280,629
2.75%, 08/15/42	600,000	673,852
2.75%, 11/15/42	1,780,000	1,998,050
3.13%, 02/15/43	650,000	775,468
2.88%, 05/15/43	3,200,000	3,669,938
3.75%, 11/15/43	1,710,000	2,249,819
3.38%, 05/15/44	3,820,000	4,759,257
3.13%, 08/15/44	4,060,000	4,865,656
3.00%, 11/15/44	1,800,000	2,114,789
2.88%, 08/15/45	3,640,000	4,195,384
2.88%, 11/15/46‡‡	11,290,000	13,066,631
2.75%, 08/15/47	7,940,000	8,989,104
2.75%, 11/15/47	3,480,000	3,942,391
3.00%, 02/15/48	6,170,000	7,327,237
3.13%, 05/15/48	5,380,000	6,540,588
3.00%, 08/15/48Δ	30,000	35,684
3.00%, 02/15/49Δ	80,000	95,403
2.88%, 05/15/49Δ	13,380,000	15,608,084

See Notes to Schedule of Investments.

	Par	Value
2.25%, 08/15/49Δ	$3,900,000	$4,011,896
		91,137,989
U.S. Treasury Inflationary Index Bonds
0.13%, 07/15/22	780,997	777,758
0.38%, 07/15/25	3,700,166	3,749,616
0.63%, 01/15/26	4,718,682	4,837,293
0.13%, 07/15/26	428,152	427,113
0.38%, 07/15/27	2,936,808	2,982,955
0.50%, 01/15/28	4,576,704	4,681,318
0.88%, 01/15/29Δ	13,209,430	14,018,830
2.13%, 02/15/40	1,092,095	1,447,799
0.75%, 02/15/42	238,449	251,086
1.38%, 02/15/44	4,271,415	5,094,652
0.75%, 02/15/45	871,648	911,427
1.00%, 02/15/46	2,393,054	2,652,545
0.88%, 02/15/47	2,019,472	2,181,451
1.00%, 02/15/48	5,306,295	5,920,679
1.00%, 02/15/49	5,036,874	5,658,953
		55,593,475
U.S. Treasury Notes
2.88%, 10/15/21	4,240,000	4,344,344
2.00%, 12/31/21‡‡	1,500,000	1,512,451
1.88%, 03/31/22‡‡	1,900,000	1,913,248
2.13%, 05/15/22	60,000	60,796
1.75%, 09/30/22	670,000	673,442
1.88%, 09/30/22‡‡	3,000,000	3,027,129
2.00%, 10/31/22‡‡	2,700,000	2,733,697
2.88%, 10/31/23	10,000	10,514
1.75%, 06/30/24Δ	3,900,000	3,933,592
2.13%, 09/30/24	8,550,000	8,776,441
2.25%, 11/15/24	1,760,000	1,818,025
2.00%, 02/15/25	9,760,000	9,968,163
2.75%, 06/30/25	2,470,000	2,625,629
2.88%, 07/31/25	3,970,000	4,250,924
2.25%, 11/15/25	11,680,000	12,116,175
2.63%, 12/31/25	4,190,000	4,441,891
2.63%, 01/31/26	3,120,000	3,309,516
2.25%, 03/31/26	3,160,000	3,283,931
2.13%, 05/31/26	6,320,000	6,521,944
1.63%, 09/30/26	8,850,000	8,852,939
2.00%, 11/15/26	14,000,000	14,359,570
2.25%, 02/15/27	7,718,000	8,054,004
2.25%, 08/15/27	8,000,000	8,365,000
2.75%, 02/15/28‡‡	1,400,000	1,520,230
2.88%, 05/15/28‡‡	800,000	878,188
2.88%, 08/15/28	8,200,000	9,017,438
3.13%, 11/15/28	8,180,000	9,184,766
2.63%, 02/15/29	1,000,000	1,082,480
1.63%, 08/15/29	290,000	288,697
		136,925,164
	Par	Value
U.S. Treasury Strips
2.26%, 02/15/40Ω	$8,060,000	$5,262,978
2.23%, 11/15/40Ω	4,030,000	2,577,248
2.21%, 08/15/41Ω	4,030,000	2,526,017
		10,366,243
Total U.S. Treasury Obligations (Cost $276,693,970)		294,022,871

	Shares
MONEY MARKET FUNDS — 6.9%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø ∞	102,079,343	102,079,343
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø §	11,624,280	11,624,280
Northern Institutional U.S. Government Portfolio (Shares), 1.83%Ø	4,420,272	4,420,272
Total Money Market Funds (Cost $118,123,895)		118,123,895

	Par
REPURCHASE AGREEMENTS — 2.6%
Merrill Lynch Pierce Fenner & Smith
2.06% (dated 09/30/19, due 10/02/19, repurchase price $22,202,541, collateralized by U.S. Treasury Bonds, 2.875%, due 11/15/46, total market value $19,542,000)	$22,200,000	22,200,000

2.68% (dated 09/30/19, due 10/01/19, repurchase price $21,806,492, collateralized by U.S. Treasury Bonds, 2.500%, due 05/15/46, total market value $20,518,000)	21,800,000	21,800,000
Total Repurchase Agreements (Cost $44,000,000)		44,000,000
TOTAL INVESTMENTS — 117.1% (Cost $1,946,257,473)		2,000,812,233

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $131.00, Expires 10/25/19 (GSC)	(63)	$(8,209,530)	(25,594)
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $131.50, Expires 10/25/19 (GSC)	(132)	$(17,200,920)	$(35,063)
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $134.00, Expires 10/25/19 (GSC)	(34)	(4,430,540)	(1,062)
10-Year U.S. Treasury Note Future expiration date 12/2019, Strike Price $132.00, Expires 11/22/19 (GSC)	(64)	(8,339,840)	(26,000)
10-Year U.S. Treasury Note Future expiration date 12/2019, Strike Price $134.00, Expires 11/22/19 (GSC)	(64)	(8,339,840)	(9,000)
10-Year U.S. Treasury Note Future expiration date 12/2019, Strike Price $135.00, Expires 11/22/19 (GSC)	(98)	(12,770,380)	(9,187)
5-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $121.00, Expires 10/25/19 (GSC)	(99)	(11,795,850)	(3,094)
Euro Dollar, Strike Price $97.63, Expires 12/16/19 (GSC)	(128)	(31,372,800)	(134,400)
Long U.S. Treasury Bond Future expiration date 11/2019, Strike Price $166.00, Expires 10/25/19 (GSC)	(17)	(2,759,270)	(7,969)
Mexican Peso vs. U.S. Dollar, Strike Price $19.85, Expires 10/03/19 (MSCS)	(4,300,000)	(4,300,000)	(5,754)
	Number of Contracts	Notional Amount	Value
Mexican Peso vs. U.S. Dollar, Strike Price $19.92, Expires 10/07/19 (MSCS)	(1,700,000)	$(1,700,000)	$(2,905)
Mexican Peso vs. U.S. Dollar, Strike Price $20.24, Expires 10/09/19 (GSC)	(3,100,000)	(3,100,000)	(1,624)
			(261,652)
Call Swaptions — (0.0)%
Pay .065% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (JPM)	1	(1,190,000)	(16,834)
Pay .065% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (JPM)	1	(1,190,000)	(16,834)
Pay .065% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (JPM)	1	(1,370,000)	(19,380)
Pay .065% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (BOFA)	1	(1,380,000)	(19,522)

See Notes to Schedule of Investments.

	Number of Contracts	Notional Amount	Value
Pay .065% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (BOFA)	1	$(990,000)	$(14,005)
Pay .065% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (BOFA)	1	(1,380,000)	(19,522)
Pay .065% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (DEUT)	1	(1,790,000)	(25,321)
Pay .065% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (BOFA)	1	(1,790,000)	(25,321)
Pay .065% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (BOFA)	1	(1,930,000)	(27,302)
Pay .065% (Annually); Receive 6-Month LIBOR (Semiannually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (DEUT)	1	(1,900,000)	(24,566)
			(208,607)
	Number of Contracts	Notional Amount	Value
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $127.50, Expires 10/25/19 (GSC)	(68)	$(8,861,080)	$(3,188)
10-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $130.00, Expires 10/25/19 (GSC)	(13)	(1,694,030)	(6,906)
5-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $118.75, Expires 10/25/19 (GSC)	(99)	(11,795,850)	(23,977)
5-Year U.S. Treasury Note Future expiration date 11/2019, Strike Price $119.25, Expires 10/25/19 (GSC)	(33)	(3,931,950)	(15,727)
5-Year U.S. Treasury Note Future expiration date 12/2019, Strike Price $118.50, Expires 10/25/19 (MSCS)	(38)	(4,527,700)	(6,235)
Euro-Bund 11/2019, Strike Price $171.50, Expires 10/25/19 (MSCS)	(83)	(14,462,750)	(9,951)
Euro-Bund 12/2019, Strike Price $173.50, Expires 10/25/19 (MSCS)	(71)	(12,371,750)	(37,919)
Euro-Bund 12/2019, Strike Price $174.00, Expires 10/25/19 (MSCS)	(30)	(5,227,500)	(22,235)
FNMA TBA 3% expiration date 11/2049, Strike Price $102.19, Expires 11/06/19 (JPM)	(3,300,000)	(333,894,000)	(4,621)
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Future expiration date 11/2019, Strike Price $153.00, Expires 10/25/19 (GSC)	(9)	$(1,460,790)	$(281)
Long U.S. Treasury Bond Future expiration date 11/2019, Strike Price $157.00, Expires 10/25/19 (GSC)	(10)	(1,623,100)	(2,031)
Long U.S. Treasury Bond Future expiration date 11/2019, Strike Price $158.00, Expires 10/25/19 (GSC)	(54)	(8,764,740)	(16,875)
Mexican Peso vs. U.S. Dollar, Strike Price $19.83, Expires 10/09/19 (MSCS)	(2,900,000)	(2,900,000)	(21,108)
Mexican Peso vs. U.S. Dollar, Strike Price $19.85, Expires 10/03/19 (JPM)	(3,000,000)	(3,000,000)	(19,277)
Mexican Peso vs. U.S. Dollar, Strike Price $19.87, Expires 10/15/19 (MSCS)	(2,900,000)	(2,900,000)	(28,012)
Solactive, Strike Price $155.00, Expires 10/25/19 (GSC)	(17)	(38,970,120)	(1,328)
			(219,671)
Put Swaptions — (0.1)%
Pay 2.00% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2024 USD, Strike Price $2.00, Expires 10/21/19 (GSC)	1	(38,500,000)	(252)
Pay 2.25% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2024 USD, Strike Price $2.25, Expires 11/07/19 (DEUT)	1	(15,500,000)	(67)
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive .065% (Annually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (JPM)	1	$(1,190,000)	$(34,811)
Pay 6-Month EURIBOR (Semiannually); Receive .065% (Annually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (JPM)	1	(1,190,000)	(34,811)
Pay 6-Month EURIBOR (Semiannually); Receive .065% (Annually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (JPM)	1	(1,370,000)	(40,076)
Pay 6-Month EURIBOR (Semiannually); Receive .065% (Annually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (BOFA)	1	(1,380,000)	(40,368)
Pay 6-Month EURIBOR (Semiannually); Receive .065% (Annually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (DEUT)	1	(1,790,000)	(52,362)

See Notes to Schedule of Investments.

	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive .065% (Annually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (DEUT)	1	$(1,900,000)	$(55,580)
Pay 6-Month EURIBOR (Semiannually); Receive .065% (Annually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (BOFA)	1	(1,380,000)	(40,369)
Pay 6-Month EURIBOR (Semiannually); Receive .065% (Annually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (BOFA)	1	(1,930,000)	(56,457)
Pay 6-Month EURIBOR (Semiannually); Receive .065% (Annually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (BOFA)	1	(1,790,000)	(52,362)
Pay 6-Month EURIBOR (Semiannually); Receive -.60% (Annually): Interest Rate Swap Maturing 8/25/2025 EUR, Strike Price $(0.60), Expires 08/21/20 (JPM)	1	(4,450,000)	(9,426)
Pay 6-Month EURIBOR (Semiannually); Receive -.60% (Annually): Interest Rate Swap Maturing 8/25/2025 EUR, Strike Price $(0.60), Expires 08/21/20 (JPM)	1	(11,520,000)	(24,403)
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive -.60% (Annually): Interest Rate Swap Maturing 8/25/2025 EUR, Strike Price $(0.60), Expires 08/21/20 (BOFA)	1	$(7,990,000)	$(16,925)
Pay 6-Month LIBOR (Semiannually); Receive .065% (Annually): Interest Rate Swap Maturing 9/16/2030 EUR, Strike Price $0.07, Expires 09/14/20 (BOFA)	1	(990,000)	(31,154)
			(489,423)
Total Written Options (Premiums received $ (2,256,935))			(1,179,353)

	Par
TBA SALE COMMITMENTS — (3.6)%
Uniform Mortgage Backed Securities 4.00%, 10/01/49 TBA	$(1,000,000)	(1,037,695)
Uniform Mortgage Backed Securities 3.50%, 11/01/49 TBA	(34,900,000)	(35,805,901)
Uniform Mortgage Backed Securities 4.00%, 11/01/49 TBA	(3,200,000)	(3,322,250)
Government National Mortgage Association 3.00%, 10/01/49 TBA	(1,000,000)	(1,026,673)
Government National Mortgage Association 5.00%, 10/01/49 TBA	(3,100,000)	(3,268,805)
Uniform Mortgage Backed Securities 5.00%, 11/01/49 TBA	(7,000,000)	(7,503,398)
Uniform Mortgage Backed Securities 5.00%, 10/01/49 TBA	(2,000,000)	(2,142,344)
Government National Mortgage Association 4.50%, 10/01/49 TBA	(1,000,000)	(1,045,142)
Uniform Mortgage Backed Securities 3.00%, 10/01/49	(1,000,000)	(1,015,078)
Uniform Mortgage Backed Securities 3.50%, 10/01/34	(2,900,000)	(2,999,461)
Uniform Mortgage Backed Securities 3.50%, 10/01/49	(1,600,000)	(1,641,250)
Total TBA Sale Commitments (Proceeds $(60,714,914))		(60,807,997)
Liabilities in Excess of Other Assets — (13.4)%		(228,531,611)
NET ASSETS — 100.0%		$1,710,293,272
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Day Federal Fund	11/2019	(246)	$(100,709,181)	$111,713
Euro-Bobl	12/2019	(33)	(4,879,107)	15,476
Euro-BTP	12/2019	314	49,912,913	492,697
Euro-Bund	12/2019	(419)	(79,578,074)	823,991
Euro-OAT	12/2019	(84)	(15,592,870)	147,364
Euro-Schatz	12/2019	(45)	(5,509,534)	8,032
10-Year Commonwealth Treasury Bond	12/2019	(124)	(12,332,220)	(88,375)
3-Year Commonwealth Treasury Bond	12/2019	36	2,811,079	85
5-Year U.S. Treasury Note	12/2019	53	12,990,300	19,088
10-Year U.S. Treasury Note	12/2019	336	43,785,000	114,844
10-Year U.S. Treasury Note	12/2019	1,011	131,745,938	(931,096)
U.S. Treasury Long Bond	12/2019	(307)	(49,829,937)	923,683
U.S. Treasury Long Bond	12/2019	(81)	(13,147,312)	(223,522)
Ultra 10-Year U.S. Treasury Note	12/2019	(151)	(21,503,344)	250,547
Ultra Long U.S. Treasury Bond	12/2019	814	156,211,687	(2,932,978)
10-Year Japanese Treasury Bond	12/2019	(3)	(4,301,133)	4,312
10-Year Japanese Treasury Bond	12/2019	(9)	(12,903,399)	(956)
Long GILT	12/2019	(27)	(4,456,480)	1,980
Long GILT	12/2019	(51)	(8,417,795)	(47,279)
2-Year U.S. Treasury Note	12/2019	362	78,011,000	(143,604)
30-Year Euro Buxl	12/2019	(12)	(2,844,770)	44,189
5-Year U.S. Treasury Note	12/2019	10	1,191,484	625
5-Year U.S. Treasury Note	12/2019	2,134	254,262,766	(913,445)
90-Day Eurodollar	06/2020	190	46,761,375	499,950
3-Month Euro Euribor	09/2020	(208)	(56,986,297)	65,942
3-Month Euro Euribor	12/2020	(401)	(109,873,931)	81,111
90-Day Eurodollar	03/2021	42	10,353,525	122,850
90-Day Eurodollar	06/2021	(31)	(7,643,438)	21,700
Total Futures Contracts outstanding at September 30, 2019			$277,528,245	$(1,531,076)
Forward Foreign Currency Contracts outstanding at September 30, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/02/19	U.S. Dollars	18,928,609	Euro	17,045,000	BNP	$350,410
10/17/19	U.S. Dollars	3,276,574	Brazilian Reals	12,351,046	CITI	307,847
10/17/19	U.S. Dollars	5,156,745	Chinese Yuan Renminbi	35,528,427	BAR	173,165
10/17/19	U.S. Dollars	5,779,290	Euro	5,150,000	BAR	158,139
10/02/19	U.S. Dollars	6,679,132	Euro	6,008,000	MSCS	130,712
10/17/19	U.S. Dollars	3,438,822	Euro	3,048,247	CITI	111,704
11/15/19	U.S. Dollars	5,600,999	Japanese Yen	592,500,000	HSBC	103,982
11/15/19	U.S. Dollars	3,557,086	Japanese Yen	374,400,000	GSC	83,528
11/15/19	U.S. Dollars	1,801,745	Swiss Francs	1,739,000	HSBC	52,284
10/17/19	Indonesian Rupiahs	53,935,795,049	U.S. Dollars	3,755,713	BAR	39,371
12/04/19	U.S. Dollars	7,437,568	British Pounds	6,010,656	UBS	27,741
11/04/19	U.S. Dollars	17,524,734	Euro	16,012,000	JPM	23,323
10/17/19	U.S. Dollars	991,833	British Pounds	789,161	BAR	20,782
10/17/19	U.S. Dollars	4,624,961	Philippine Pesos	238,833,000	CITI	18,716
10/17/19	U.S. Dollars	2,373,629	Russian Rubles	153,193,795	CITI	16,861
10/17/19	U.S. Dollars	429,211	Chinese Offshore Yuan	2,957,482	BAR	15,202

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/19	U.S. Dollars	820,642	New Zealand Dollars	1,284,954	CITI	$14,526
10/02/19	U.S. Dollars	710,334	Euro	643,000	UBS	9,496
10/02/19	U.S. Dollars	679,243	British Pounds	545,000	BNP	9,138
01/17/20	U.S. Dollars	2,706,683	Chinese Yuan Renminbi	19,300,000	BAR	7,691
12/18/19	Norwegian Kroner	18,249,098	Euro	1,825,590	UBS	6,197
10/02/19	U.S. Dollars	388,176	Euro	351,000	HSBC	5,603
12/18/19	Euro	1,124,332	Swedish Kronor	12,020,904	JPM	5,209
12/18/19	U.S. Dollars	428,157	Euro	385,967	CITI	4,824
10/17/19	U.S. Dollars	4,396,695	Mexican Pesos	86,939,366	BAR	4,759
12/18/19	U.S. Dollars	429,909	Euro	387,777	JPM	4,591
12/18/19	U.S. Dollars	451,457	Australian Dollars	660,728	CITI	4,361
12/18/19	U.S. Dollars	217,014	Swiss Francs	211,432	WEST	3,629
01/17/20	Indonesian Rupiahs	53,935,795,049	U.S. Dollars	3,745,021	BAR	3,624
12/18/19	U.S. Dollars	431,930	Euro	390,571	SS	3,549
10/17/19	U.S. Dollars	2,476,941	Indian Rupees	175,367,400	BAR	3,476
12/18/19	U.S. Dollars	461,005	Swiss Francs	453,842	BOA	2,969
12/18/19	U.S. Dollars	403,188	Euro	364,938	UBS	2,920
12/18/19	U.S. Dollars	234,105	Australian Dollars	341,924	JPM	2,734
10/17/19	U.S. Dollars	125,694	British Pounds	100,000	CITI	2,645
12/18/19	U.S. Dollars	1,158,836	British Pounds	937,577	JPM	2,164
12/18/19	U.S. Dollars	361,792	Japanese Yen	38,664,344	DEUT	2,044
10/17/19	U.S. Dollars	238,965	Japanese Yen	25,587,237	CITI	2,024
12/18/19	U.S. Dollars	216,109	Swiss Francs	212,272	UBS	1,876
10/23/19	U.S. Dollars	108,288	Mexican Pesos	2,111,000	BNP	1,763
12/18/19	U.S. Dollars	107,968	Norwegian Kroner	964,999	UBS	1,759
12/18/19	U.S. Dollars	216,701	Euro	196,000	RBC	1,726
11/13/19	U.S. Dollars	101,524	Australian Dollars	147,804	WEST	1,611
10/17/19	U.S. Dollars	3,796,424	Indonesian Rupiahs	53,935,795,049	BAR	1,340
12/18/19	U.S. Dollars	128,458	British Pounds	103,061	BOA	1,314
12/18/19	U.S. Dollars	213,197	New Zealand Dollars	338,032	JPM	1,132
12/18/19	U.S. Dollars	180,117	Japanese Yen	19,241,571	SS	1,087
12/18/19	U.S. Dollars	107,253	Australian Dollars	157,103	BOA	946
12/18/19	U.S. Dollars	107,063	Swiss Francs	105,258	JPM	832
12/18/19	U.S. Dollars	106,814	New Zealand Dollars	168,968	RBC	812
12/18/19	Swedish Kronor	2,917,493	Euro	271,033	SS	758
12/18/19	U.S. Dollars	1,018,434	Canadian Dollars	1,346,497	SS	705
12/18/19	Japanese Yen	22,959,562	U.S. Dollars	213,021	SS	602
12/18/19	Euro	195,085	Australian Dollars	315,336	RBC	592
12/18/19	U.S. Dollars	213,903	Canadian Dollars	282,248	UBS	570
10/17/19	U.S. Dollars	42,241	Japanese Yen	4,500,000	BAR	570
12/18/19	U.S. Dollars	107,127	New Zealand Dollars	169,866	WEST	561
12/18/19	Japanese Yen	11,517,321	New Zealand Dollars	169,927	CITI	558
12/18/19	U.S. Dollars	215,447	Euro	196,007	WEST	464
12/18/19	Japanese Yen	17,504,186	Australian Dollars	240,020	SS	450
10/23/19	Mexican Pesos	2,111,000	U.S. Dollars	106,103	HSBC	422
12/18/19	Swiss Francs	467,758	Euro	430,040	BOA	407
12/18/19	Euro	390,163	Swiss Francs	423,619	WEST	403
01/22/20	Mexican Pesos	27,412,000	U.S. Dollars	1,364,019	JPM	374
12/18/19	U.S. Dollars	214,007	Japanese Yen	22,963,775	JPM	344
12/18/19	Swedish Kronor	1,044,240	Euro	96,964	UBS	321
12/18/19	U.S. Dollars	107,992	Canadian Dollars	142,455	RBC	319
12/18/19	U.S. Dollars	214,083	Japanese Yen	22,977,622	CITI	291
12/18/19	Australian Dollars	158,917	Swedish Kronor	1,050,269	SS	247
12/18/19	Euro	97,897	Norwegian Kroner	973,735	JPM	204
10/16/19	U.S. Dollars	3,116	Mexican Pesos	61,000	HSBC	34
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/09/19	U.S. Dollars	3,114	Mexican Pesos	61,000	HSBC	$28
Subtotal Appreciation						$1,767,362
12/18/19	U.S. Dollars	107,329	New Zealand Dollars	171,090	DEUT	$(5)
12/18/19	Australian Dollars	147,963	U.S. Dollars	100,144	BOA	(22)
10/16/19	Mexican Pesos	61,000	U.S. Dollars	3,119	GSC	(37)
12/18/19	Japanese Yen	11,497,334	U.S. Dollars	107,052	JPM	(76)
12/18/19	Norwegian Kroner	953,567	Euro	95,905	SS	(238)
01/17/20	Indian Rupees	175,367,400	U.S. Dollars	2,447,983	BAR	(245)
12/18/19	Swedish Kronor	1,050,819	Euro	98,096	CITI	(248)
12/18/19	U.S. Dollars	215,046	Canadian Dollars	284,862	RBC	(263)
12/18/19	New Zealand Dollars	170,759	Euro	97,927	RBC	(282)
12/18/19	Euro	97,940	Swedish Kronor	1,054,563	UBS	(305)
12/18/19	Swedish Kronor	1,036,793	Euro	96,960	JPM	(436)
12/18/19	Swiss Francs	95,104	U.S. Dollars	96,442	SS	(459)
12/18/19	Australian Dollars	157,901	U.S. Dollars	107,334	JPM	(487)
12/18/19	U.S. Dollars	214,877	Canadian Dollars	284,979	DEUT	(520)
12/18/19	British Pounds	140,232	U.S. Dollars	173,694	JPM	(692)
12/18/19	Euro	96,992	Australian Dollars	158,258	JPM	(708)
12/18/19	Canadian Dollars	282,022	U.S. Dollars	213,890	RBC	(728)
12/18/19	Australian Dollars	157,936	U.S. Dollars	107,626	DEUT	(754)
12/18/19	Euro	154,918	Swiss Francs	169,217	UBS	(864)
12/18/19	Swiss Francs	211,108	U.S. Dollars	213,993	BOA	(935)
10/02/19	U.S. Dollars	327,758	Australian Dollars	487,000	BNP	(943)
12/18/19	Euro	96,992	U.S. Dollars	107,372	DEUT	(991)
12/18/19	Swiss Francs	424,782	Euro	391,808	BOA	(1,034)
12/18/19	Swiss Francs	105,759	U.S. Dollars	107,910	CITI	(1,175)
12/18/19	Japanese Yen	20,536,800	U.S. Dollars	192,331	SS	(1,249)
10/02/19	U.S. Dollars	273,946	Canadian Dollars	365,000	HSBC	(1,557)
12/18/19	Australian Dollars	147,804	U.S. Dollars	101,613	WEST	(1,599)
12/18/19	Australian Dollars	155,881	Canadian Dollars	141,709	RBC	(1,628)
01/16/20	Mexican Pesos	2,111,000	U.S. Dollars	106,882	BNP	(1,717)
12/18/19	Euro	192,088	Japanese Yen	22,839,883	CITI	(1,826)
12/18/19	Euro	388,923	Swiss Francs	424,695	WEST	(2,043)
12/18/19	Swiss Francs	565,605	Euro	522,445	SS	(2,193)
12/18/19	Swedish Kronor	3,381,431	Euro	317,118	UBS	(2,396)
12/18/19	Swiss Francs	198,864	U.S. Dollars	203,137	RBC	(2,435)
12/18/19	Swiss Francs	210,578	U.S. Dollars	215,014	WEST	(2,490)
12/18/19	Euro	194,927	Canadian Dollars	286,290	SS	(2,590)
12/18/19	Euro	154,087	U.S. Dollars	171,637	RBC	(2,632)
12/18/19	Australian Dollars	311,044	U.S. Dollars	213,113	UBS	(2,638)
12/18/19	Swiss Francs	210,333	U.S. Dollars	215,073	DEUT	(2,796)
12/18/19	Swedish Kronor	3,730,550	Euro	350,036	SS	(2,836)
12/18/19	Norwegian Kroner	1,914,018	U.S. Dollars	213,903	UBS	(3,243)
10/02/19	U.S. Dollars	501,383	British Pounds	411,000	GSC	(3,962)
12/18/19	New Zealand Dollars	271,150	U.S. Dollars	174,350	SS	(4,244)
01/17/20	Mexican Pesos	86,939,366	U.S. Dollars	4,334,982	BAR	(4,518)
12/18/19	Japanese Yen	34,778,364	U.S. Dollars	328,138	DEUT	(4,547)
12/18/19	Euro	346,879	U.S. Dollars	385,638	BOA	(5,177)
12/18/19	New Zealand Dollars	335,043	U.S. Dollars	215,956	CITI	(5,767)
12/18/19	Euro	386,940	Japanese Yen	46,416,991	JPM	(7,479)
12/18/19	Japanese Yen	95,349,575	U.S. Dollars	895,050	CITI	(7,883)
12/18/19	Euro	620,480	U.S. Dollars	688,935	JPM	(8,385)
10/02/19	Euro	631,000	U.S. Dollars	696,516	BNP	(8,758)
12/18/19	Australian Dollars	940,035	U.S. Dollars	644,873	CITI	(8,777)
11/04/19	U.S. Dollars	17,017,027	British Pounds	13,827,000	MSCS	(9,679)

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/05/19	Mexican Pesos	26,980,000	U.S. Dollars	1,369,776	HSBC	$(11,274)
10/17/19	British Pounds	700,732	U.S. Dollars	875,433	CITI	(13,193)
10/02/19	British Pounds	816,000	U.S. Dollars	1,016,954	BAR	(13,641)
10/17/19	Chinese Yuan Renminbi	19,300,000	U.S. Dollars	2,722,720	BAR	(15,505)
10/09/19	Mexican Pesos	24,705,000	U.S. Dollars	1,265,943	HSBC	(16,093)
10/17/19	Australian Dollars	935,862	U.S. Dollars	649,966	CITI	(17,892)
12/18/19	Euro	1,352,550	U.S. Dollars	1,504,433	CITI	(20,941)
10/17/19	Indian Rupees	175,367,400	U.S. Dollars	2,495,090	BAR	(21,626)
10/09/19	Mexican Pesos	28,791,000	U.S. Dollars	1,481,542	GSC	(24,977)
03/18/20	U.S. Dollars	5,778,422	Chinese Offshore Yuan	41,630,640	DEUT	(27,833)
10/17/19	Canadian Dollars	3,789,664	U.S. Dollars	2,891,814	BAR	(30,546)
10/17/19	Euro	2,053,825	U.S. Dollars	2,280,534	BAR	(38,814)
03/18/20	U.S. Dollars	9,891,384	Chinese Offshore Yuan	71,339,632	RBS	(58,405)
11/15/19	Swiss Francs	1,743,000	U.S. Dollars	1,816,275	MSCS	(62,789)
11/15/19	Japanese Yen	442,400,000	U.S. Dollars	4,182,141	BAR	(77,701)
10/17/19	Mexican Pesos	86,939,366	U.S. Dollars	4,480,302	CITI	(88,366)
10/02/19	Euro	7,404,000	U.S. Dollars	8,172,189	HSBC	(102,199)
10/17/19	Euro	4,698,584	U.S. Dollars	5,238,860	CITI	(110,422)
11/15/19	Japanese Yen	504,500,000	U.S. Dollars	4,794,836	JPM	(114,254)
10/02/19	U.S. Dollars	16,710,911	British Pounds	13,687,000	HSBC	(117,941)
10/23/19	Euro	3,609,000	U.S. Dollars	4,078,531	CITI	(137,403)
10/17/19	Brazilian Reals	29,316,194	U.S. Dollars	7,714,975	CITI	(668,464)
11/15/19	Japanese Yen	2,852,000,000	U.S. Dollars	27,290,934	HSBC	(831,030)
Subtotal Depreciation						$(2,750,800)
Total Forward Foreign Currency Contracts outstanding at September 30, 2019						$(983,438)
Swap agreements outstanding at September 30, 2019:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate and Sovereign Issuers—Buy Protection
Credit Suisse (USA), Inc. 6.5% due 1/15/18 (Pay Quarterly)	(1.00)%	9/20/2020	GSC	USD	300,000	$(2,620)	$6,900	$(9,520)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	JPM	USD	590,000	(6,722)	2,495	(9,217)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	CITI	USD	330,000	(3,759)	2,663	(6,422)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	BOA	USD	300,000	(3,418)	1,691	(5,109)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	920,000	(13,770)	6,695	(20,465)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	BOA	USD	520,000	(7,783)	6,077	(13,860)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	DEUT	USD	360,000	(5,387)	2,602	(7,989)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	320,000	(4,790)	1,224	(6,014)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2021	DEUT	USD	430,000	(7,968)	1,639	(9,607)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2021	JPM	USD	220,000	(4,076)	846	(4,922)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	JPM	USD	810,000	(17,233)	(10,264)	(6,969)
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	GSC	USD	130,000	$(2,766)	$(2,277)	$(489)
						$(80,292)	$20,291	$(100,583)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection
General Electric Company, 2.70% due 10/09/22 (Receive Quarterly)	(1.00)%	6/20/2024	CS	USD	(1,150,000)	$(7,838)	$(14,765)	$6,927
Republic of Colombia, 10.375% due 01/28/33	1.00%	6/20/2024	CS	USD	1,000,000	7,750	5,985	1,765
General Electric Company, 2.70% due 10/09/22 (Receive Quarterly)	(1.00)%	12/20/2024	MS	USD	(400,000)	(5,703)	(6,733)	1,030
						$(5,791)	$(15,513)	$9,722

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Receive Quarterly)	21.75%	1.00%	12/20/2021	USD	400,000	$7,007	$5,258	$1,749
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Receive Quarterly)	26.96%	1.00%	6/20/2022	USD	100,000	1,988	1,852	136
General Electric Company, 2.70% due 10/09/22 (Receive Quarterly)	0.99%	1.00%	12/20/2023	USD	600,000	514	(25,420)	25,934
General Electric Co., 2.7% due 10/09/22 (Receive Quarterly)	1.16%	1.00%	6/20/2024	USD	1,200,000	(8,179)	(20,863)	12,684
Republic of Indonesia, 5.88% due 03/13/20 (Receive Quarterly)	0.82%	1.00%	6/20/2024	USD	3,470,000	29,958	4,023	25,935
The Boeing Company, 8.75% due 08/15/21 (Receive Quarterly)	0.41%	1.00%	6/20/2024	USD	475,000	12,853	11,979	874
Subtotal Appreciation						$44,141	$(23,171)	$67,312
Ford Motor Credit Company LLC, 3.81% due 01/09/24 (Receive Quarterly)	1.74%	5.00%	12/20/2023	USD	1,600,000	$209,498	$222,127	$(12,629)
Prudential Financial Inc., 3.5% due 05/15/24 (Receive Quarterly)	0.66%	1.00%	6/20/2024	USD	1,075,000	16,894	18,590	(1,696)
Subtotal Depreciation						$226,392	$240,717	$(14,325)
Net Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection outstanding at September 30, 2019						$270,533	$217,546	$52,987

See Notes to Schedule of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Buy Protection
Markit ITRAXX Europe Series 30 (Pay Quarterly)	(1.00)%	6/20/2024	CS	EUR	4,550,000	$(123,658)	$(124,529)	$871
						$(123,658)	$(124,529)	$871

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.33 Index (Receive Quarterly)	0.60%	1.00%	12/20/2024	CS	USD	23,225,000	$461,945	$456,306	$5,639
Markit CDX.NA.IG.33 Index (Receive Quarterly)	0.60%	1.00%	12/20/2024	GSC	USD	20,870,000	416,443	413,354	3,089
Markit CMBX.NA.AAA.7 Index (Receive Monthly)	19.53%	0.50%	1/17/2047	GSC	USD	1,692,340	20,087	(75,337)	95,424
Markit CMBX.NA.AAA.8 Index (Receive Monthly)	23.37%	0.50%	10/17/2057	DEUT	USD	1,700,000	21,899	(116,925)	138,824
Markit CMBX.NA.AAA.8 Index (Receive Monthly)	23.37%	0.50%	10/17/2057	GSC	USD	1,700,000	21,899	(102,781)	124,680
Subtotal Appreciation							$942,273	$574,617	$367,656
Markit CDX.NA.IG.33 Index (Receive Quarterly)	0.60%	1.00%	12/20/2024	MS	USD	1,300,000	$25,941	$26,308	$(367)
Subtotal Depreciation							$25,941	$26,308	$(367)
Net Credit Default Swaps on Credit Indexes—Sell Protection outstanding at September 30, 2019							$968,214	$600,925	$367,289

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.31 Index (Receive Quarterly)	0.47%	1.00%	12/20/2023	USD	1,100,000	$24,218	$13,698	$10,520
Markit CDX.NA.HY.32 Index (Receive Quarterly)	3.29%	5.00%	6/20/2024	USD	1,168,200	84,211	73,177	11,034
Markit CDX.NA.IG.32 Index (Receive Quarterly)	0.53%	1.00%	6/20/2024	USD	27,475,000	587,298	550,542	36,756
						$695,727	$637,417	$58,310

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.41% (Upon termination)	1/2/2020	CITI	BRL	88,650,000	$753,334	$26,940	$726,394
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.02% (Upon termination)	1/4/2027	SBNY	BRL	26,105,000	145,764	10,600	135,164
						$899,098	$37,540	$861,558

See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Monthly)	7.25% (Monthly)	1/2/2020	BRL	5,846,182	$18,076	$1,688	$16,388
6.50% (Quarterly)	3-Month JIBAR (Quarterly)	12/18/2020	ZAR	58,360,000	3,624	(299)	3,923
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/18/2021	USD	15,110,000	14,628	(20,701)	35,329
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/18/2021	USD	3,420,000	(13,483)	(16,421)	2,938
3-Month CDOR (Semiannually)	2.25% (Semiannually)	12/18/2021	CAD	22,630,000	144,068	122,469	21,599
3-Month LIBOR (Quarterly)	1.85% (Semiannually)	6/15/2022	USD	14,850,000	175,442	(6,170)	181,612
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	6.66% (Upon termination)	1/2/2023	BRL	9,688,074	56,191	31,207	24,984
6-Month LIBOR (Semiannually)	0.10% (Semiannually)	3/20/2024	JPY	800,000,000	86,799	42,931	43,868
1-Month LIBOR + 0.09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	25,000,000	3,345	406	2,939
0.25% (Annually)	6-Month EURIBOR (Semiannually)	12/18/2024	EUR	1,200,000	(43,228)	(46,269)	3,041
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/18/2024	USD	6,780,000	(6,656)	(38,749)	32,093
3-Month CDOR (Semiannually)	2.25% (Semiannually)	12/18/2024	CAD	9,860,000	190,262	181,116	9,146
0.97% (Annually)	1-Day US Federal Fund Effective Rate (Annually)	6/30/2026	USD	12,180,000	209,737	197,537	12,200
1.25% (Annually)	1-Day US Federal Fund Effective Rate (Annually)	6/30/2026	USD	19,736,000	(4,599)	(20,859)	16,260
6-Month ASX BBSW (Semiannually)	1.25% (Semiannually)	12/18/2026	AUD	2,910,000	28,402	15,160	13,242
6-Month LIBOR (Semiannually)	0.50% (Semiannually)	3/22/2028	JPY	434,170,000	100,932	78,245	22,687
6-Month LIBOR (Semiannually)	1.05% (Annually)	8/7/2028	CHF	3,970,000	279,464	143,829	135,635
3-Month LIBOR (Quarterly)	1.30% (Semiannually)	5/15/2029	USD	6,940,000	(152,127)	(253,215)	101,088
1.50% (Annually)	6-Month EURIBOR (Semiannually)	6/19/2029	EUR	4,500,000	(364,659)	(367,576)	2,917
3-Month CDOR (Semiannually)	3.00% (Semiannually)	6/19/2029	CAD	5,890,000	249,248	223,862	25,386
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	410,953	68,837	342,116
3-Month LIBOR (Quarterly)	2.01% (Semiannually)	8/2/2029	USD	21,740,000	616,349	191,236	425,113
1-Day UK RPI (Upon termination)	3.73% (Upon termination)	8/15/2029	GBP	420,000	176	(1,365)	1,541
6-Month EURIBOR (Semiannually)	0.28% (Annually)	9/17/2029	EUR	3,330,000	34,014	(3,327)	37,341
1.75% (Annually)	6-Month NIBOR (Semiannually)	12/18/2029	NOK	21,600,000	(11,734)	(18,708)	6,974
6-Month ASX BBSW (Semiannually)	1.25% (Semiannually)	12/18/2029	AUD	13,850,000	49,362	(6,568)	55,930
6-Month NIBOR (Semiannually)	2.00% (Annually)	3/19/2030	NOK	10,720,000	15,761	7,935	7,826
3-Month LIBOR (Quarterly)	3.00% (Semiannually)	2/15/2036	USD	9,694,000	1,886,200	15,986	1,870,214
1.75% (Annually)	6-Month EURIBOR (Semiannually)	6/20/2039	EUR	450,000	(60,411)	(63,530)	3,119
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	6/20/2039	GBP	1,120,000	(125,854)	(142,702)	16,848
6-Month EURIBOR (Semiannually)	0.25% (Annually)	12/18/2039	EUR	440,000	5,034	(3,881)	8,915
1.50% (Annually)	6-Month EURIBOR (Semiannually)	6/15/2049	EUR	1,100,000	(140,615)	(152,779)	12,164
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	6/15/2049	GBP	720,000	(82,603)	(88,025)	5,422
Subtotal Appreciation					$3,572,098	$71,300	$3,500,798
0.73% (Annually)	1-Day SONIO (Annually)	11/7/2019	GBP	56,840,000	$(3,300)	$—	$(3,300)
8.36% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	3/18/2020	MXN	120,475,000	(19,431)	(1,952)	(17,479)
0.05% (Quarterly)	3-Month STIBOR (Annually)	3/18/2021	SEK	333,530,000	(10,171)	999	(11,170)
7.95% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	6/16/2021	MXN	33,400,000	(30,256)	(421)	(29,835)
1-Day US Federal Fund Effective Rate (Annually)	1.29% (Annually)	9/15/2021	USD	18,200,000	(624)	2,009	(2,633)
3-Month KWCDC (Quarterly)	1.25% (Quarterly)	12/18/2021	KRW	16,052,980,000	6,929	41,319	(34,390)
1.86% (Annually)	6-Month WIBOR (Semiannually)	12/18/2024	PLN	20,470,000	(53,231)	(19,920)	(33,311)
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2025	USD	1,500,000	(98,079)	(20,888)	(77,191)
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	12/31/2025	USD	14,012,000	(699,550)	72,431	(771,981)

See Notes to Schedule of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	1/31/2026	USD	30,792,000	$(1,850,815)	$(433,536)	$(1,417,279)
1.85% (Semiannually)	3-Month LIBOR (Quarterly)	4/30/2026	USD	27,993,000	(596,063)	17,026	(613,089)
1.55% (Semiannually)	3-Month LIBOR (Quarterly)	6/30/2026	USD	6,240,000	(23,471)	7,042	(30,513)
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	12/18/2026	GBP	1,430,000	(109,059)	(82,611)	(26,448)
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/21/2026	USD	5,200,000	(105,078)	297,037	(402,115)
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	6/21/2027	USD	4,600,000	(5,698)	310,356	(316,054)
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/20/2027	USD	2,200,000	(177,725)	49,008	(226,733)
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	6/20/2028	USD	47,700,000	(3,012,135)	3,245,217	(6,257,352)
0.30% (Annually)	6-Month EURIBOR (Semiannually)	8/3/2028	EUR	3,390,000	(66,534)	(40,019)	(26,515)
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	6/19/2029	GBP	860,000	(55,301)	(55,301)	—
0.90% (Semiannually)	6-Month LIBOR (Semiannually)	9/13/2029	GBP	2,490,000	(32,259)	4,702	(36,961)
0.40% (Annually)	3-Month STIBOR (Quarterly)	12/18/2029	SEK	27,820,000	(35,866)	8,563	(44,429)
0.75% (Annually)	6-Month EURIBOR (Semiannually)	12/18/2029	EUR	2,580,000	(255,597)	(248,801)	(6,796)
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	12/18/2029	GBP	5,680,000	(588,041)	(442,422)	(145,619)
3-Month LIBOR (Quarterly)	1.50% (Semiannually)	12/18/2029	USD	4,340,000	(25,963)	7,076	(33,039)
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	3/18/2030	GBP	14,200,000	(188,862)	146,912	(335,774)
1.75% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	3/19/2030	NZD	1,860,000	(11,199)	(739)	(10,460)
6-Month EURIBOR (Semiannually)	0.00% (Annually)	9/16/2030	EUR	3,280,000	26,228	43,179	(16,951)
2.04% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	GBP	2,100,000	(311,397)	(28,177)	(283,220)
2.05% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	GBP	3,300,000	(493,189)	(55,813)	(437,376)
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	3/20/2038	JPY	2,160,000,000	(2,019,333)	109,837	(2,129,170)
6-Month LIBOR (Semiannually)	1.25% (Semiannually)	6/14/2038	JPY	226,240,000	167,348	204,521	(37,173)
3-Month LIBOR (Quarterly)	3.00% (Semiannually)	6/20/2039	USD	580,000	53,934	54,197	(263)
3.33% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2044	USD	8,252,000	(2,729,579)	(399)	(2,729,180)
3.00% (Semiannually)	3-Month LIBOR (Quarterly)	5/15/2044	USD	7,252,000	(1,975,132)	(8,854)	(1,966,278)
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	8/15/2044	USD	5,305,000	(1,137,686)	(36,609)	(1,101,077)
1.81% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2044	USD	1,972,000	(35,520)	2,639	(38,159)
1.85% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2044	USD	3,078,000	(81,315)	(1,452)	(79,863)
1.48% (Semiannually)	3-Month LIBOR (Quarterly)	5/15/2045	USD	7,870,000	380,459	690,626	(310,167)
3-Month LIBOR (Quarterly)	2.75% (Semiannually)	6/15/2049	USD	640,000	42,686	43,608	(922)
6-Month LIBOR (Semiannually)	1.00% (Semiannually)	6/15/2049	JPY	337,630,000	109,881	163,565	(53,684)
1.25% (Semiannually)	6-Month LIBOR (Semiannually)	12/18/2049	GBP	1,200,000	(225,951)	(25,304)	(200,647)
2.23% (Semiannually)	3-Month LIBOR (Quarterly)	8/2/2052	USD	5,870,000	(673,330)	(178,509)	(494,821)
Subtotal Depreciation					$(16,949,275)	$3,840,142	$(20,789,417)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2019					$(13,377,177)	$3,911,442	$(17,288,619)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swaps
3.29% (Upon termination)	1-Day UK RPI (Upon termination)	11/15/2020	GBP	7,960,000	$(50,509)	$(27,553)	$(22,956)
1-Day UK RPI (Upon termination)	3.47% (Upon termination)	11/15/2025	GBP	12,750,000	(201,217)	(111,389)	(89,828)
1-Day UK RPI (Upon termination)	3.57% (Upon termination)	11/15/2028	GBP	2,700,000	(38,434)	5,176	(43,610)
2.19% (Upon termination)	US CPI Urban Consumers NSA Index (Upon termination)	11/26/2028	USD	4,350,000	(220,122)	(93,706)	(126,416)
					$(510,282)	$(227,472)	$(282,810)
See Notes to Schedule of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$21,294,338	$—	$21,294,338	$—
Asset-Backed Securities	111,670,374	—	110,818,232	852,142
Corporate Bonds	386,552,924	—	386,552,924	—**
Foreign Bonds	236,130,400	—	236,130,400	—
Loan Agreements	11,215,814	—	11,215,814	—
Money Market Funds	118,123,895	118,123,895	—	—
Mortgage-Backed Securities	766,258,771	—	764,689,783	1,568,988
Municipal Bonds	10,565,639	—	10,565,639	—
Purchased Options:
Call Options	315,663	315,663	—	—
Put Options	661,482	60,042	601,440	—
Put Swaptions	62	—	62	—
Total Purchased Options	977,207	375,705	601,502	—
Repurchase Agreements	44,000,000	—	44,000,000	—
U.S. Treasury Obligations	294,022,871	—	294,022,871	—
Total Assets - Investments in Securities	$2,000,812,233	$118,499,600	$1,879,891,503	$2,421,130
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,767,362	$—	$1,767,362	$—
Futures Contracts	3,750,179	3,750,179	—	—
Swap Agreements	4,866,227	—	4,866,227	—
Total Assets - Other Financial Instruments	$10,383,768	$3,750,179	$6,633,589	$ —
Liabilities:
Investments in Securities:
TBA Sale Commitments	(60,807,997)	—	(60,807,997)	—
Written Options:
Call Options	(261,652)	(251,369)	(10,283)	—
Call Swaptions	(208,607)	—	(208,607)	—
Put Options	(219,671)	(146,653)	(73,018)	—
Put Swaptions	(489,423)	—	(489,423)	—
Total Written Options	(1,179,353)	(398,022)	(781,331)	—
Total Liabilities - Investments in Securities	$(61,987,350)	$(398,022)	$(61,589,328)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(2,750,800)	$—	$(2,750,800)	$—
Futures Contracts	(5,281,255)	(5,281,255)	—	—
Swap Agreements	(21,187,502)	—	(21,187,502)	—
Total Liabilities - Other Financial Instruments	$(29,219,557)	$(5,281,255)	$(23,938,302)	$ —

**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap agreements outstanding" disclosures.

See Notes to Schedule of Investments.

There were no transfers to or from Level 3 during the period ended September 30, 2019.
Management has determined that the amount of Level 3 securities, including transfers between Level 2 securities during the period, as compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2019.
See Notes to Schedule of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Par	Value
ASSET-BACKED SECURITY — 0.2%
Towd Point Mortgage Trust, Series 2016-4, Class A1
2.25%, 07/25/56 144A (Cost $444,664)	$448,724	$447,181
COMMERCIAL PAPER — 0.3%
Ford Motor Credit Co. LLC
4.16%, 12/02/19Ω (Cost $677,126)	682,000	678,788
CORPORATE BONDS — 35.1%
Abbott Laboratories
3.75%, 11/30/26	1,613,000	1,758,671
4.90%, 11/30/46	436,000	563,239
AbbVie, Inc.
4.70%, 05/14/45	558,000	597,918
AES Corporation
4.88%, 05/15/23	123,000	125,460
Aflac, Inc.
6.45%, 08/15/40	328,000	457,035
Allison Transmission, Inc.
4.75%, 10/01/27 144A	85,000	87,656
Ally Financial, Inc.
8.00%, 11/01/31	177,000	245,587
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	331,205	386,004
American Airlines Group, Inc.
5.00%, 06/01/22 144A	305,000	317,078
American Airlines Pass Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	513,005	546,514
American Airlines Pass Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	242,879	246,938
American Airlines Pass Through Trust, Series 2017-1, Class B
4.95%, 02/15/25	106,245	112,284
American Airlines Pass Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	89,889	90,498
American International Group, Inc.
3.90%, 04/01/26	1,800,000	1,919,142
American Tower Corporation REIT
3.80%, 08/15/29	839,000	897,284
Antares Holdings LP
6.00%, 08/15/23 144A	255,000	264,352
Antero Resources Corporation
5.38%, 11/01/21Δ	125,000	121,094
5.13%, 12/01/22Δ	35,000	30,931
Apple, Inc.
3.00%, 06/20/27Δ	480,000	505,136
4.38%, 05/13/45	676,000	819,569
3.85%, 08/04/46	367,000	414,345
4.25%, 02/09/47	242,000	289,727
2.95%, 09/11/49	785,000	770,144
AT&T, Inc.
4.30%, 02/15/30	2,000,000	2,202,471
4.50%, 05/15/35	529,000	581,321
	Par	Value
4.30%, 12/15/42	$1,242,000	$1,298,717
4.75%, 05/15/46	1,153,000	1,280,722
4.50%, 03/09/48	105,000	113,126
4.55%, 03/09/49	115,000	124,520
AXA Equitable Holdings, Inc.
5.00%, 04/20/48	577,000	622,921
Bank of America Corporation
3.50%, 04/19/26	964,000	1,024,295
6.11%, 01/29/37	900,000	1,180,345
Bank of America NA
6.00%, 10/15/36	1,315,000	1,807,408
Booking Holdings, Inc.
0.90%, 09/15/21 CONV Δ	110,000	127,822
Boston Properties LP REIT
3.40%, 06/21/29	1,218,000	1,275,625
Brighthouse Financial, Inc.
4.70%, 06/22/47	40,000	35,755
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	1,012,761
Chesapeake Energy Corporation
4.88%, 04/15/22	70,000	56,875
5.75%, 03/15/23	20,000	15,400
5.50%, 09/15/26 CONV	5,000	3,038
8.00%, 06/15/27Δ	665,000	455,658
Cincinnati Bell, Inc.
8.00%, 10/15/25 144A	130,000	114,400
Citigroup, Inc.
8.13%, 07/15/39	858,000	1,408,466
(Variable, ICE LIBOR USD 3M + 1.84%), 4.28%, 04/24/48Δ ^	533,000	626,546
Comcast Corporation
3.70%, 04/15/24	1,550,000	1,653,842
3.97%, 11/01/47	236,000	259,581
Continental Airlines Pass Through Trust, Series 1999-2, Class B
7.57%, 03/15/20	45	46
Continental Resources, Inc.
4.50%, 04/15/23	40,000	41,558
3.80%, 06/01/24	125,000	127,511
Cox Communications, Inc.
4.60%, 08/15/47 144A	255,000	280,301
Crown Castle International Corporation REIT
3.20%, 09/01/24	517,000	531,407
CSC Holdings LLC
5.38%, 02/01/28 144A	200,000	211,250
Cummins, Inc.
5.65%, 03/01/98	1,620,000	2,097,397
CVS Health Corporation
5.13%, 07/20/45	240,000	272,455
5.05%, 03/25/48	514,000	584,273
DCP Midstream Operating LP
6.45%, 11/03/36 144A	490,000	513,275
Dell International LLC
6.02%, 06/15/26 144A	140,000	157,560
8.10%, 07/15/36 144A	180,000	229,907

See Notes to Schedule of Investments.

	Par	Value
8.35%, 07/15/46 144A	$130,000	$171,687
Dillard's, Inc.
7.00%, 12/01/28	500,000	550,977
DISH DBS Corporation
7.75%, 07/01/26	105,000	107,100
DISH Network Corporation
2.38%, 03/15/24 CONV	1,080,000	953,073
Dow Chemical Co. (The)
9.40%, 05/15/39	374,000	604,237
Enable Midstream Partners LP
5.00%, 05/15/44Δ	445,000	409,071
Enbridge Energy Partners LP
7.38%, 10/15/45	305,000	452,102
Energy Transfer Operating LP
5.25%, 04/15/29	628,000	709,421
5.15%, 03/15/45Δ	446,000	468,856
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	701,503
4.20%, 01/31/50	612,000	657,368
EQT Corporation
3.90%, 10/01/27Δ	2,168,000	1,880,977
ERP Operating LP REIT
3.00%, 07/01/29	970,000	1,002,344
Ford Motor Co.
6.38%, 02/01/29	1,255,000	1,335,681
General Electric Co.
3.10%, 01/09/23	248,000	251,442
5.88%, 01/14/38	150,000	180,625
General Motors Co.
5.20%, 04/01/45	1,085,000	1,073,287
General Motors Financial Co., Inc.
5.25%, 03/01/26	250,000	271,391
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/26	1,824,000	1,896,321
6.75%, 10/01/37	225,000	304,109
4.75%, 10/21/45	451,000	541,901
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27Δ	355,000	351,397
HCA, Inc.
5.38%, 09/01/26	140,000	154,168
7.05%, 12/01/27	500,000	587,500
HCP, Inc. REIT
3.25%, 07/15/26	300,000	308,895
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	135,000	157,698
Home Depot, Inc. (The)
5.88%, 12/16/36	200,000	276,936
Iron Mountain, Inc. REIT
4.88%, 09/15/29 144A	265,000	269,717
iStar, Inc. REIT
3.13%, 09/15/22 CONV	175,000	185,757
Jefferies Group LLC
6.45%, 06/08/27Δ	50,000	57,985
6.25%, 01/15/36	185,000	213,518
JELD-WEN, Inc.
4.88%, 12/15/27 144A	255,000	253,087
JPMorgan Chase & Co.
5.60%, 07/15/41	1,813,000	2,465,508
	Par	Value
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	$280,000	$329,300
Liberty Mutual Group, Inc.
3.95%, 10/15/50	1,400,000	1,406,426
Lockheed Martin Corporation
4.70%, 05/15/46	903,000	1,147,871
Marathon Petroleum Corporation
3.63%, 09/15/24	2,048,000	2,146,020
Masco Corporation
7.75%, 08/01/29	129,000	165,372
6.50%, 08/15/32	15,000	18,405
McDonald’s Corporation
4.88%, 12/09/45	625,000	756,793
MetLife, Inc.
6.40%, 12/15/36	310,000	368,125
5.88%, 02/06/41	300,000	409,419
Michaels Stores, Inc.
8.00%, 07/15/27 144A Δ	45,000	45,225
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	161,221
Microsoft Corporation
4.45%, 11/03/45	595,000	752,461
3.70%, 08/08/46	594,000	677,050
Morgan Stanley
3.13%, 08/05/21(C)	235,000	180,243
3.63%, 01/20/27	1,500,000	1,589,644
MPLX LP
4.00%, 03/15/28	200,000	208,697
4.50%, 04/15/38	1,038,000	1,077,759
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	133,155
Nationstar Mortgage Holdings, Inc.
9.13%, 07/15/26 144A	175,000	186,594
Navient Corporation
5.63%, 08/01/33	1,460,000	1,240,095
NGL Energy Partners LP
7.50%, 11/01/23	100,000	102,250
6.13%, 03/01/25	220,000	210,650
Noble Energy, Inc.
3.85%, 01/15/28	444,000	461,166
5.05%, 11/15/44	600,000	655,511
Northrop Grumman Corporation
3.25%, 01/15/28	1,000,000	1,050,413
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	60,000	59,100
1.00%, 12/15/35 CONV	85,000	80,750
Old Republic International Corporation
4.88%, 10/01/24	230,000	252,035
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	85,000	99,430
ONEOK Partners LP
6.20%, 09/15/43	5,000	6,193
Owens Corning
4.40%, 01/30/48	210,000	193,664
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	440,000	638,793
See Notes to Schedule of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PepsiCo, Inc.
2.63%, 07/29/29	$1,200,000	$1,232,470
Prudential Financial, Inc.
6.63%, 06/21/40	548,000	789,414
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	1,111,600
Quicken Loans, Inc.
5.75%, 05/01/25 144A	60,000	62,175
5.25%, 01/15/28 144A	70,000	72,503
Qwest Corporation
7.25%, 09/15/25Δ	410,000	463,772
Radian Group, Inc.
4.50%, 10/01/24	55,000	56,925
4.88%, 03/15/27	35,000	35,525
Seagate HDD Cayman
4.88%, 06/01/27	100,000	103,334
Sempra Energy
6.00%, 10/15/39	991,000	1,274,383
SM Energy Co.
1.50%, 07/01/21 CONV	80,000	72,554
5.00%, 01/15/24	15,000	13,538
6.75%, 09/15/26	30,000	26,400
6.63%, 01/15/27Δ	85,000	73,738
Southern Co. (The)
4.40%, 07/01/46	1,356,000	1,513,194
Springleaf Finance Corporation
6.88%, 03/15/25	170,000	187,744
Sprint Capital Corporation
6.88%, 11/15/28	1,025,000	1,120,017
Tenet Healthcare Corporation
5.13%, 05/01/25	335,000	340,460
Textron, Inc.
6.63%, 04/07/20(U)	160,000	201,685
Time Warner Cable LLC
5.50%, 09/01/41	25,000	26,972
4.50%, 09/15/42	45,000	44,380
Toro Co. (The)
6.63%, 05/01/37	300,000	380,326
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	455,000	577,484
Transocean, Inc.
5.80%, 10/15/22Δ	205,000	200,388
6.80%, 03/15/38	20,000	12,400
Tyson Foods, Inc.
4.55%, 06/02/47	357,000	401,013
United Airlines Pass Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	70,440	71,285
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26	86,364	91,874
United Rentals North America, Inc.
6.50%, 12/15/26	85,000	92,926
4.88%, 01/15/28	30,000	31,313
	Par	Value
United States Steel Corporation
6.65%, 06/01/37	$85,000	$65,663
United Technologies Corporation
3.95%, 08/16/25	400,000	438,548
Unum Group
5.75%, 08/15/42	800,000	941,356
Verizon Communications, Inc.
4.27%, 01/15/36	1,700,000	1,914,543
5.25%, 03/16/37	999,000	1,238,545
5.50%, 03/16/47	1,000,000	1,321,602
Visa, Inc.
4.30%, 12/14/45	700,000	869,892
Walmart, Inc.
3.63%, 12/15/47	381,000	428,642
Walt Disney Co. (The)
4.75%, 09/15/44 144A	623,000	808,173
Western Digital Corporation
1.50%, 02/01/24 CONV	140,000	134,750
WestRock MWV LLC
7.55%, 03/01/47	335,000	477,734
Weyerhaeuser Co. REIT
6.88%, 12/15/33	580,000	774,187
Total Corporate Bonds (Cost $79,492,850)		90,606,057
FOREIGN BONDS — 10.6%
Australia — 0.3%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	571,000	737,378
Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	760,927
Canada — 3.6%
Bombardier, Inc.
6.00%, 10/15/22(C) 144A	515,000	516,931
7.88%, 04/15/27(C) 144A	45,000	44,926
Canadian Government Bond Residual STRIP
3.47%, 06/01/25(C) Ω	3,685,000	2,577,497
Enbridge, Inc.
5.50%, 12/01/46(C) Δ	549,000	696,745
MEG Energy Corporation
7.00%, 03/31/24 144A	340,000	329,800
Province of Ontario Generic Residual STRIP
2.98%, 03/08/29(C) Ω	4,600,000	2,836,091
Province of Saskatchewan Residual STRIP
3.49%, 02/04/22(C) Ω	3,000,000	2,171,272
		9,173,262

See Notes to Schedule of Investments.

	Par	Value
Ireland — 0.5%
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	$975,000	$995,502
Johnson Controls International PLC
4.50%, 02/15/47	160,000	176,668
		1,172,170
Italy — 0.3%
Telecom Italia Capital SA
6.00%, 09/30/34Δ	785,000	839,950
Jersey — 0.1%
Delphi Technologies PLC
5.00%, 10/01/25 144A	350,000	311,500
Luxembourg — 0.4%
ArcelorMittal
6.75%, 03/01/41Δ	975,000	1,152,590
Mexico — 0.9%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	127,306
8.46%, 12/18/36(M)	12,000,000	592,885
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,130,895
10.00%, 12/05/24(M)	3,500,000	202,994
7.50%, 06/03/27(M)	3,500,000	184,311
8.50%, 05/31/29(M)	500,000	28,225
7.75%, 05/29/31(M)	1,000,000	53,741
		2,320,357
Netherlands — 1.3%
Cooperatieve Rabobank UA
3.75%, 07/21/26	493,000	511,860
5.25%, 05/24/41	632,000	869,672
Embraer Netherlands Finance BV
5.40%, 02/01/27	80,000	90,801
Enel Finance International NV
6.00%, 10/07/39 144A	500,000	625,544
Shell International Finance BV
4.00%, 05/10/46	1,060,000	1,222,165
		3,320,042
Norway — 0.0%
Norway Government Bond
3.75%, 05/25/21(K) 144A	196,000	22,438
Spain — 0.3%
Telefonica Emisiones SA
7.05%, 06/20/36	524,000	724,386
Switzerland — 0.5%
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	1,188,000	1,250,602
United Kingdom — 2.1%
Barclays PLC
4.38%, 01/12/26	865,000	914,682
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	645,000	714,929
	Par	Value
Lloyds Banking Group PLC
4.34%, 01/09/48	$1,056,000	$1,083,887
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,761,000	1,819,228
Vodafone Group PLC
(Floating, ICE LIBOR USD 3M + 0.99%), 3.31%, 01/16/24†	962,000	970,914
		5,503,640
Total Foreign Bonds (Cost $27,007,831)		27,289,242
MORTGAGE-BACKED SECURITIES — 7.6%
Federal Home Loan Mortgage Corporation
4.50%, 09/01/48	1,607,897	1,700,521
Federal National Mortgage Association
4.50%, 12/01/47	923,811	976,407
3.50%, 01/01/48	7,095,107	7,323,375
4.50%, 08/01/48	1,591,387	1,685,678
4.50%, 11/01/48	1,583,235	1,671,304
Government National Mortgage Association
4.50%, 10/20/48	1,463,978	1,536,045
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	2,186,340	2,219,852
JP Morgan Trust, Series 2015-6, Class A5
3.50%, 10/25/45 144A † γ	2,429,774	2,471,785
Total Mortgage-Backed Securities (Cost $19,275,699)		19,584,967
MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $190,380)	235,000	254,739
U.S. TREASURY OBLIGATIONS — 41.9%
U.S. Treasury Bills
2.12%, 10/10/19Ω Δ	400,000	399,824
1.94%, 10/24/19Ω Δ	1,407,000	1,405,393
		1,805,217
U.S. Treasury Bonds
4.50%, 02/15/36	1,715,000	2,364,757
5.00%, 05/15/37	215,000	317,167
4.63%, 02/15/40	11,268,000	16,316,152
4.38%, 05/15/40Δ	316,000	444,560
2.88%, 05/15/43	9,438,000	10,824,022
2.50%, 05/15/46	4,500,000	4,847,519
2.75%, 08/15/47	15,577,000	17,635,172
2.75%, 11/15/47	1,504,300	1,704,178
3.00%, 08/15/48Δ	662,000	787,431
3.38%, 11/15/48	890,000	1,134,246
3.00%, 02/15/49Δ	1,109,300	1,322,884
		57,698,088
U.S. Treasury Notes
1.75%, 11/30/19Δ	9,367,000	9,362,378
2.25%, 03/31/20	3,425,000	3,431,221
See Notes to Schedule of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.75%, 11/30/20	$1,361,000	$1,375,780
2.00%, 11/30/22	17,102,000	17,320,117
2.88%, 11/30/23	1,000,000	1,052,519
2.63%, 12/31/23	2,132,000	2,224,234
2.25%, 04/30/24	7,424,000	7,648,605
2.50%, 02/28/26	87,500	92,207
2.75%, 02/15/28	1,230,600	1,336,283
2.88%, 08/15/28	1,593,000	1,751,802
2.63%, 02/15/29	165,400	179,042
2.38%, 05/15/29Δ	2,662,300	2,827,654
		48,601,842
Total U.S. Treasury Obligations (Cost $100,442,053)		108,105,147

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation
5.00%, 07/31/19 CONV Δ	620	23,560
5.75%, 07/31/19 144A CONV	80	32,274
El Paso Energy Capital Trust I
4.75%, 09/12/19 CONV	5,350	280,715
Total Preferred Stocks (Cost $354,717)		336,549
	Shares	Value
MONEY MARKET FUNDS — 5.1%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø ∞	9,095,088	$9,095,088
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø §	3,462,620	3,462,620
Northern Institutional U.S. Government Portfolio (Shares), 1.83%Ø	491,102	491,102
Total Money Market Funds (Cost $13,048,810)		13,048,810
TOTAL INVESTMENTS — 101.0% (Cost $240,934,130)		260,351,480
Liabilities in Excess of Other Assets — (1.0)%		(2,602,802)
NET ASSETS — 100.0%		$257,748,678

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$447,181	$—	$447,181	$—
Commercial Paper	678,788	—	678,788	—
Corporate Bonds	90,606,057	—	90,606,057	—
Foreign Bonds	27,289,242	—	27,289,242	—
Money Market Funds	13,048,810	13,048,810	—	—
Mortgage-Backed Securities	19,584,967	—	19,584,967	—
Municipal Bond	254,739	—	254,739	—
Preferred Stocks	336,549	280,715	55,834	—
U.S. Treasury Obligations	108,105,147	—	108,105,147	—
Total Assets - Investments in Securities	$260,351,480	$13,329,525	$247,021,955	$ —

See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 0.8%
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.42%, 07/25/36 144A †	$880,000	$842,894
PFCA Home Equity Investment Trust, Series 2003-IFC5, Class A
4.23%, 01/22/35 144A † γ	855,184	892,982
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 2.87%, 03/15/33 144A †	227,118	224,395
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 2.43%, 03/25/44†	480,000	458,381
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HE4, Class 1A
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor), 2.19%, 07/25/47†	2,815,503	2,196,587
Total Asset-Backed Securities (Cost $4,155,929)		4,615,239
COMMERCIAL PAPER — 0.3%
Ford Motor Credit Co. LLC
4.16%, 12/02/19Ω (Cost $1,623,314)	1,635,000	1,627,300
CORPORATE BONDS — 29.5%
Abbott Laboratories
3.75%, 11/30/26	396,000	431,763
Allison Transmission, Inc.
5.00%, 10/01/24 144A	420,000	429,975
4.75%, 10/01/27 144A	210,000	216,563
Ally Financial, Inc.
8.00%, 03/15/20	161,000	164,814
5.13%, 09/30/24	920,000	1,007,400
8.00%, 11/01/31	345,000	478,687
Amazon.com, Inc.
3.88%, 08/22/37	870,000	1,002,456
American Airlines Group, Inc.
5.00%, 06/01/22 144A	875,000	909,650
American Airlines Pass Through Trust, Series 2013-1, Class B
5.63%, 01/15/21 144A	317,050	324,437
American Airlines Pass Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	1,301,971	1,387,016
American Airlines Pass Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	568,031	577,524
American Airlines Pass Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	207,843	209,252
Antares Holdings LP
6.00%, 08/15/23 144A	415,000	430,221
Antero Resources Corporation
5.38%, 11/01/21Δ	365,000	353,594
	Par	Value
5.13%, 12/01/22Δ	$475,000	$419,781
5.63%, 06/01/23Δ	155,000	134,850
Apple, Inc.
1.55%, 02/07/20	165,000	164,765
Ashtead Capital, Inc.
5.63%, 10/01/24 144A	330,000	340,725
4.13%, 08/15/25 144A	274,000	280,165
AT&T, Inc.
4.00%, 01/15/22	50,000	52,142
4.50%, 03/09/48	220,000	237,025
4.55%, 03/09/49	275,000	297,765
Avon Products, Inc.
8.95%, 03/15/43	115,000	129,950
Bank of America Corporation
4.25%, 10/22/26	100,000	108,063
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	860,000	898,925
6.11%, 01/29/37	1,300,000	1,704,943
Barrick North America Finance LLC
5.75%, 05/01/43	1,000,000	1,311,583
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A Δ	460,000	523,820
8.50%, 01/31/27 144A	70,000	78,736
Blue Cube Spinco LLC
10.00%, 10/15/25	1,525,000	1,714,615
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	200,000	202,060
Booking Holdings, Inc.
0.90%, 09/15/21 CONV Δ	570,000	662,349
Braskem America Finance Co.
7.13%, 07/22/41Δ	2,290,000	2,727,962
Brighthouse Financial, Inc.
4.70%, 06/22/47	120,000	107,266
CalAmp Corporation
1.63%, 05/15/20 CONV	65,000	63,704
California Resources Corporation
8.00%, 12/15/22 144A Δ	1,390,000	695,000
CCO Holdings LLC
5.38%, 05/01/25 144A	380,000	395,200
Celgene Corporation
5.00%, 08/15/45	1,120,000	1,406,350
Centene Corporation
4.75%, 05/15/22	550,000	563,172
6.13%, 02/15/24	200,000	208,290
4.75%, 01/15/25	260,000	267,540
CenturyLink, Inc.
5.63%, 04/01/20	295,000	300,192
6.75%, 12/01/23Δ	600,000	658,500
5.63%, 04/01/25Δ	90,000	93,600
Charter Communications Operating LLC
6.48%, 10/23/45	300,000	365,571
5.75%, 04/01/48	1,000,000	1,141,760
Chesapeake Energy Corporation
4.88%, 04/15/22	2,570,000	2,088,125
5.75%, 03/15/23	250,000	192,500
5.50%, 09/15/26 CONV	55,000	33,413

See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
8.00%, 06/15/27Δ	$500,000	$342,600
Cincinnati Bell, Inc.
7.00%, 07/15/24 144A Δ	110,000	102,300
8.00%, 10/15/25 144A	305,000	268,400
CIT Group, Inc.
5.00%, 08/15/22	412,000	437,503
5.00%, 08/01/23	670,000	716,062
5.25%, 03/07/25	750,000	819,375
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	402,341
3.50%, 05/15/23	1,305,000	1,353,747
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24^	1,330,000	1,413,837
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25^	250,000	264,906
CME Group, Inc.
5.30%, 09/15/43	860,000	1,165,434
Comcast Corporation
3.15%, 03/01/26	1,010,000	1,058,385
4.70%, 10/15/48	1,000,000	1,226,210
4.95%, 10/15/58	300,000	381,844
ConocoPhillips
6.50%, 02/01/39	20,000	28,966
Continental Airlines Pass Through Trust, Series 2007-1, Class A
5.98%, 04/19/22	363,240	383,654
Continental Resources, Inc.
5.00%, 09/15/22	52,000	52,492
4.50%, 04/15/23	525,000	545,448
3.80%, 06/01/24	315,000	321,327
4.90%, 06/01/44	370,000	375,504
Covey Park Energy LLC
7.50%, 05/15/25 144A	1,010,000	813,050
CSC Holdings LLC
5.38%, 02/01/28 144A	265,000	279,906
CTR Partnership LP REIT
5.25%, 06/01/25	800,000	828,000
Cummins, Inc.
5.65%, 03/01/98	860,000	1,113,433
CVS Health Corporation
4.10%, 03/25/25	1,800,000	1,924,479
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,473,368
DAE Funding LLC
4.50%, 08/01/22 144A	10,000	10,175
DaVita, Inc.
5.00%, 05/01/25	20,000	19,996
DCP Midstream Operating LP
6.75%, 09/15/37 144A	700,000	740,250
Dell International LLC
4.42%, 06/15/21 144A	610,000	629,148
5.88%, 06/15/21 144A	500,000	508,625
7.13%, 06/15/24 144A Δ	380,000	400,995
6.02%, 06/15/26 144A	260,000	292,612
8.10%, 07/15/36 144A	440,000	561,996
8.35%, 07/15/46 144A	240,000	316,961
	Par	Value
Delta Air Lines Pass Through Trust, Series 2007-1, Class B
8.02%, 08/10/22	$29,571	$32,800
Diamondback Energy, Inc.
5.38%, 05/31/25Δ	450,000	470,727
Dillard's, Inc.
7.75%, 07/15/26	890,000	1,013,273
DISH DBS Corporation
5.88%, 07/15/22	600,000	626,250
5.00%, 03/15/23	975,000	988,699
5.88%, 11/15/24	1,370,000	1,363,150
7.75%, 07/01/26	2,205,000	2,249,100
DISH Network Corporation
2.38%, 03/15/24 CONV	1,785,000	1,575,217
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	102,060
8.38%, 06/15/32Δ	75,000	103,716
Enable Midstream Partners LP
5.00%, 05/15/44Δ	260,000	239,008
Enbridge Energy Partners LP
7.38%, 10/15/45	175,000	259,403
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	460,000	491,050
Energy Transfer Partners LP
5.88%, 03/01/22	340,000	363,743
5.00%, 10/01/22	80,000	84,906
EnLink Midstream Partners LP
4.15%, 06/01/25	460,000	428,375
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,509,919
Evolent Health, Inc.
2.00%, 12/01/21 CONV	95,000	83,422
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 144A Δ	1,640,000	1,012,700
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	600,000	646,500
FirstEnergy Corporation
7.38%, 11/15/31	185,000	261,941
Ford Motor Co.
6.63%, 10/01/28	850,000	935,182
Ford Motor Credit Co. LLC
4.39%, 01/08/26	3,085,000	3,072,631
Freeport-McMoRan, Inc.
3.55%, 03/01/22	376,000	377,880
5.45%, 03/15/43	1,670,000	1,513,020
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	750,000	800,570
General Electric Co.
3.15%, 09/07/22	95,000	96,465
6.75%, 03/15/32	30,000	37,754
6.88%, 01/10/39	161,000	213,334
4.50%, 03/11/44	130,000	139,481
General Motors Co.
5.20%, 04/01/45	210,000	207,733

See Notes to Schedule of Investments.

	Par	Value
General Motors Financial Co., Inc.
3.45%, 04/10/22	$300,000	$305,286
5.25%, 03/01/26	625,000	678,478
Genesis Energy LP
5.63%, 06/15/24	130,000	125,125
GEO Group, Inc. (The) REIT
5.88%, 10/15/24	400,000	346,000
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	959,051
Gilead Sciences, Inc.
4.00%, 09/01/36	940,000	1,053,063
Global Marine, Inc.
7.00%, 06/01/28	45,000	40,050
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/08/19†	58,000	49,046
Goldman Sachs Group, Inc. (The)
6.75%, 10/01/37	355,000	479,817
5.15%, 05/22/45	810,000	962,695
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27Δ	835,000	826,525
7.00%, 03/15/28	690,000	745,200
Hanesbrands, Inc.
4.63%, 05/15/24 144A	160,000	169,200
4.88%, 05/15/26 144A	783,000	831,154
HCA, Inc.
5.88%, 05/01/23	30,000	33,075
5.00%, 03/15/24	50,000	54,652
8.36%, 04/15/24	90,000	107,571
7.69%, 06/15/25	275,000	331,375
7.58%, 09/15/25	715,000	850,850
5.88%, 02/15/26	10,000	11,203
5.25%, 06/15/26	500,000	557,503
5.38%, 09/01/26	30,000	33,036
4.50%, 02/15/27	450,000	483,198
7.05%, 12/01/27	20,000	23,500
5.63%, 09/01/28	620,000	692,416
7.50%, 11/06/33	205,000	247,025
7.75%, 07/15/36	120,000	141,000
Hercules LLC
6.50%, 06/30/29	250,000	268,750
Hilton Worldwide Finance LLC
4.63%, 04/01/25	250,000	258,125
4.88%, 04/01/27	720,000	761,040
Indigo Natural Resources LLC
6.88%, 02/15/26 144A	380,000	344,375
Intelsat Jackson Holdings SA
5.50%, 08/01/23	330,000	309,507
International Business Machines Corporation
1.63%, 05/15/20	720,000	718,706
International Lease Finance Corporation
4.63%, 04/15/21	300,000	309,021
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	916,025
Iron Mountain, Inc. REIT
4.88%, 09/15/29 144A	780,000	793,884
	Par	Value
iStar, Inc. REIT
3.13%, 09/15/22 CONV	$430,000	$456,432
J.C. Penney Corporation, Inc.
6.38%, 10/15/36	480,000	158,400
7.63%, 03/01/97	815,000	240,425
Jefferies Group LLC
5.13%, 01/20/23	305,000	328,420
6.45%, 06/08/27Δ	35,000	40,590
6.25%, 01/15/36	1,135,000	1,309,964
6.50%, 01/20/43	510,000	585,411
JELD-WEN, Inc.
4.88%, 12/15/27 144A	750,000	744,375
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24^	260,000	281,914
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	93,284
6.95%, 01/15/38	90,000	117,641
Kinder Morgan, Inc.
7.75%, 01/15/32	780,000	1,074,619
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	114,000	117,366
L3Harris Technologies, Inc.
5.05%, 04/27/45Δ	870,000	1,093,106
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	440,000	465,256
4.88%, 11/01/26 144A	1,430,000	1,505,075
Lennar Corporation
4.75%, 11/15/22	315,000	332,325
4.75%, 11/29/27	1,000,000	1,077,500
Leonardo US Holdings, Inc.
6.25%, 01/15/40 144A	386,000	428,460
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 144A	500,000	516,250
Lockheed Martin Corporation
3.80%, 03/01/45	1,090,000	1,216,037
Masco Corporation
7.75%, 08/01/29	117,000	149,989
6.50%, 08/15/32	47,000	57,670
Match Group, Inc.
5.00%, 12/15/27 144A Δ	970,000	1,011,225
MBIA Insurance Corporation
13.56%, 01/15/33 144A	435,000	309,394
Michaels Stores, Inc.
8.00%, 07/15/27 144A Δ	135,000	135,675
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	280,000	531,079
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	1,015,000	946,487
Morgan Stanley
5.75%, 01/25/21	205,000	214,564
3.13%, 08/05/21(C)	535,000	410,341
4.10%, 05/22/23	370,000	389,886
6.25%, 08/09/26	400,000	485,332
4.35%, 09/08/26	940,000	1,018,746
3.95%, 04/23/27	125,000	132,330
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MPLX LP
4.50%, 07/15/23	$20,000	$21,318
6.38%, 05/01/24 144A	190,000	199,490
4.88%, 06/01/25	75,000	82,569
MPT Operating Partnership LP REIT
5.25%, 08/01/26	340,000	357,510
5.00%, 10/15/27	1,390,000	1,459,500
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,597,865
Nationstar Mortgage Holdings, Inc.
9.13%, 07/15/26 144A	415,000	442,494
Navient Corporation
8.00%, 03/25/20	600,000	612,750
5.88%, 03/25/21	320,000	332,600
5.50%, 01/25/23	1,720,000	1,782,350
6.13%, 03/25/24	1,495,000	1,558,074
5.88%, 10/25/24Δ	360,000	364,500
6.75%, 06/15/26Δ	335,000	344,212
NCL Corporation, Ltd.
4.75%, 12/15/21 144A	468,000	477,173
Newell Brands, Inc.
3.85%, 04/01/23	449,000	462,489
Newfield Exploration Co.
5.63%, 07/01/24	955,000	1,055,047
Newmont Goldcorp Corporation
4.88%, 03/15/42Δ	575,000	679,275
NGL Energy Partners LP
7.50%, 11/01/23	325,000	332,313
6.13%, 03/01/25	740,000	708,550
NGPL PipeCo LLC
4.38%, 08/15/22 144A	600,000	622,347
7.77%, 12/15/37 144A	280,000	363,662
Noble Holding International, Ltd.
7.88%, 02/01/26 144A	215,000	155,875
NRG Energy, Inc.
7.25%, 05/15/26	230,000	252,770
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	155,000	152,675
1.50%, 11/01/35 CONV	5,000	5,022
1.00%, 12/15/35 CONV	1,430,000	1,358,500
Oasis Petroleum, Inc.
6.88%, 01/15/23Δ	95,000	87,400
Occidental Petroleum Corporation
3.50%, 08/15/29	390,000	395,860
4.50%, 07/15/44	215,000	219,617
Old Republic International Corporation
4.88%, 10/01/24	520,000	569,818
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	645,000	754,498
ONEOK Partners LP
4.90%, 03/15/25	60,000	66,019
6.20%, 09/15/43	20,000	24,772
Outfront Media Capital LLC
5.88%, 03/15/25	170,000	175,950
	Par	Value
Owens Corning
7.00%, 12/01/36	$1,043,000	$1,280,890
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144A	1,500,000	1,543,125
Pactiv LLC
8.38%, 04/15/27	200,000	218,000
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	685,000	994,485
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,837,500
6.38%, 05/15/33	470,000	522,452
6.00%, 02/15/35	180,000	192,600
QEP Resources, Inc.
5.38%, 10/01/22	315,000	302,495
5.25%, 05/01/23	1,500,000	1,398,780
Quicken Loans, Inc.
5.75%, 05/01/25 144A	1,895,000	1,963,694
5.25%, 01/15/28 144A	175,000	181,256
Radian Group, Inc.
4.50%, 10/01/24	145,000	150,075
4.88%, 03/15/27	80,000	81,200
Range Resources Corporation
5.00%, 08/15/22	520,000	490,100
5.00%, 03/15/23Δ	1,550,000	1,360,125
4.88%, 05/15/25Δ	240,000	199,200
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	550,552
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	58,146	58,341
5.13%, 07/15/23 144A	940,000	964,675
Rovi Corporation
0.50%, 03/01/20 CONV	985,000	970,865
Seagate HDD Cayman
4.88%, 06/01/27	240,000	248,002
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	26,344
ServiceMaster Co. LLC (The)
7.45%, 08/15/27	1,195,000	1,344,375
SM Energy Co.
1.50%, 07/01/21 CONV	235,000	213,127
5.00%, 01/15/24	40,000	36,100
6.75%, 09/15/26Δ	75,000	66,000
6.63%, 01/15/27Δ	260,000	225,550
Southern Copper Corporation
5.25%, 11/08/42	1,210,000	1,367,980
Southwestern Energy Co.
6.20%, 01/23/25	280,000	247,794
Spectrum Brands, Inc.
5.75%, 07/15/25	790,000	828,307
5.00%, 10/01/29 144A	120,000	122,400
Springleaf Finance Corporation
6.13%, 05/15/22	1,165,000	1,249,462
8.25%, 10/01/23	55,000	64,350
6.88%, 03/15/25	525,000	579,797

See Notes to Schedule of Investments.

	Par	Value
Sprint Capital Corporation
6.88%, 11/15/28	$2,865,000	$3,130,585
8.75%, 03/15/32	765,000	945,502
Sprint Communications, Inc.
11.50%, 11/15/21	570,000	664,762
Sprint Corporation
7.88%, 09/15/23	680,000	748,653
Targa Resources Partners LP
4.25%, 11/15/23	430,000	434,837
6.75%, 03/15/24	1,050,000	1,090,687
5.13%, 02/01/25	60,000	62,001
5.88%, 04/15/26	870,000	925,201
5.38%, 02/01/27Δ	50,000	51,938
Tenet Healthcare Corporation
6.75%, 06/15/23	285,000	300,370
5.13%, 05/01/25	1,025,000	1,041,707
6.88%, 11/15/31Δ	310,000	283,650
Textron, Inc.
6.63%, 04/07/20(U)	130,000	163,869
Time Warner Cable LLC
5.50%, 09/01/41	60,000	64,733
4.50%, 09/15/42	105,000	103,552
TransDigm, Inc.
6.50%, 07/15/24	199,000	205,965
6.50%, 05/15/25	195,000	203,044
Transocean Proteus, Ltd.
6.25%, 12/01/24 144A	1,203,750	1,227,825
Transocean, Inc.
5.80%, 10/15/22Δ	430,000	420,325
7.50%, 04/15/31	60,000	42,600
6.80%, 03/15/38	435,000	269,700
TRI Pointe Group, Inc.
5.88%, 06/15/24	5,000	5,338
UAL Pass-Through Trust, Series 2007-1
6.64%, 07/02/22	132,589	140,452
United Airlines Pass Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	165,741	167,730
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26	187,749	199,727
United Airlines Pass-Through Trust, Series 2014-2, Class B
4.63%, 09/03/22	56,396	58,195
United Rentals North America, Inc.
4.63%, 10/15/25	150,000	153,636
6.50%, 12/15/26	210,000	229,583
5.50%, 05/15/27Δ	890,000	946,737
4.88%, 01/15/28	445,000	464,469
5.25%, 01/15/30	570,000	599,572
United States Steel Corporation
6.65%, 06/01/37	655,000	505,987
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	195,982	218,540
	Par	Value
US Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	$167,948	$181,848
Valvoline, Inc.
5.50%, 07/15/24	270,000	282,150
4.38%, 08/15/25	650,000	664,625
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	130,000	138,073
Vine Oil & Gas LP
9.75%, 04/15/23 144A	65,000	30,713
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	390,000	404,664
Wells Fargo & Co.
4.48%, 01/16/24	124,000	133,766
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25^	240,000	264,733
Western Digital Corporation
1.50%, 02/01/24 CONV	330,000	317,625
WestRock MWV LLC
8.20%, 01/15/30	145,000	198,638
7.95%, 02/15/31	45,000	62,292
Weyerhaeuser Co. REIT
8.50%, 01/15/25	405,000	522,003
6.95%, 10/01/27	55,000	70,348
7.38%, 03/15/32	370,000	518,763
6.88%, 12/15/33	490,000	654,054
Whiting Petroleum Corporation
5.75%, 03/15/21	420,000	402,688
6.25%, 04/01/23Δ	880,000	682,000
6.63%, 01/15/26Δ	615,000	418,200
William Lyon Homes, Inc.
7.00%, 08/15/22Δ	2,000	2,006
Williams Cos., Inc. (The)
7.50%, 01/15/31	60,000	78,886
5.75%, 06/24/44	440,000	508,462
Windstream Services LLC
10.50%, 06/30/24 144A #	75,000	41,813
9.00%, 06/30/25 144A #	530,000	288,850
WPX Energy, Inc.
8.25%, 08/01/23	430,000	485,900
XPO Logistics, Inc.
6.50%, 06/15/22 144A	14,000	14,308
6.13%, 09/01/23 144A	490,000	507,150
ZF North America Capital, Inc.
4.75%, 04/29/25 144A	550,000	573,769
Total Corporate Bonds (Cost $157,886,521)		169,633,853
FOREIGN BONDS — 30.4%
Argentina — 0.7%
Argentina Bonar Bonds
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 62.55%, 03/01/20(ZA) †	11,590,000	111,723
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 61.27%, 04/03/22(ZA) †	$32,020,000	$271,402
Argentina POM Politica Monetaria
(Floating, Argentina Blended Historical Policy Rate + 0.00%), 78.96%, 06/21/20(ZA) †	8,110,000	66,165
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	91,281,000	475,405
Argentine Republic Government International Bond
6.88%, 04/22/21	310,000	153,841
7.50%, 04/22/26	850,000	375,071
5.88%, 01/11/28	1,300,000	531,388
7.63%, 04/22/46	950,000	416,585
Pampa Energia SA
7.50%, 01/24/27 144A	1,810,000	1,380,125
Provincia de Buenos Aires
7.88%, 06/15/27 144A	780,000	288,600
YPF SA
16.50%, 05/09/22(ZA)	450,000	3,320
		4,073,625
Armenia — 0.1%
Republic of Armenia International Bond
3.95%, 09/26/29 144A	500,000	490,746
Austria — 0.1%
Suzano Austria GmbH
5.75%, 07/14/26 144A	370,000	409,853
Brazil — 1.5%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/23(B)	14,300,000	3,831,277
10.00%, 01/01/27(B)	927,000	262,000
Brazilian Government International Bond
10.25%, 01/10/28(B)	5,250,000	1,582,127
4.63%, 01/13/28Δ	1,000,000	1,064,260
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A ^	1,060,000	1,071,660
Ultrapar International SA
5.25%, 10/06/26 144A	420,000	445,204
Vale Overseas, Ltd.
6.88%, 11/21/36	285,000	362,520
		8,619,048
Canada — 1.7%
1011778 BC ULC
5.00%, 10/15/25 144A	30,000	31,096
Bausch Health Cos., Inc.
6.13%, 04/15/25 144A	180,000	186,975
	Par	Value
5.50%, 11/01/25 144A	$380,000	$399,038
9.00%, 12/15/25 144A	60,000	67,575
7.25%, 05/30/29 144A	290,000	317,492
Baytex Energy Corporation
5.13%, 06/01/21 144A	110,000	108,075
5.63%, 06/01/24 144A	110,000	101,750
Bombardier, Inc.
6.00%, 10/15/22 144A	1,200,000	1,204,500
7.88%, 04/15/27 144A	450,000	449,257
First Quantum Minerals, Ltd.
7.25%, 04/01/23 144A	300,000	297,000
7.50%, 04/01/25 144A Δ	550,000	543,125
6.88%, 03/01/26 144A	300,000	287,250
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	470,000	538,336
Hudbay Minerals, Inc.
7.63%, 01/15/25 144A	1,220,000	1,242,875
MEG Energy Corporation
6.38%, 01/30/23 144A	45,000	43,594
7.00%, 03/31/24 144A Δ	605,000	586,850
6.50%, 01/15/25 144A	30,000	30,713
Methanex Corporation
5.25%, 03/01/22	65,000	67,572
Province of Ontario Generic Residual STRIP
2.96%, 07/13/22(C) Ω	2,600,000	1,866,962
2.90%, 03/08/29(C) Ω	2,400,000	1,479,700
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	60,000
		9,909,735
Chile — 0.0%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	232,190
China — 0.3%
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	310,000	327,484
4.50%, 03/15/23 144A	260,000	269,698
5.50%, 02/15/24 144A	1,160,000	1,254,714
		1,851,896
Colombia — 1.3%
Colombia Government International Bond
5.63%, 02/26/44	4,427,000	5,550,395
Colombian TES
10.00%, 07/24/24(X)	23,100,000	8,018
Ecopetrol SA
5.88%, 09/18/23	190,000	212,040
Millicom International Cellular SA
5.13%, 01/15/28 144A Δ	1,820,000	1,904,357
		7,674,810

See Notes to Schedule of Investments.

	Par	Value
Denmark — 0.2%
Danske Bank A/S
(Variable, EUR Swap Rate 6Y + 4.64%), 5.75%, 04/06/20(E) ^	$800,000	$886,103
Ecuador — 0.2%
Ecuador Government International Bond
7.88%, 01/23/28	1,480,000	1,407,865
Egypt — 0.2%
Egypt Government International Bond
7.60%, 03/01/29 144A	560,000	594,240
6.38%, 04/11/31(E)	490,000	556,999
		1,151,239
France — 0.7%
3AB Optique Developpement SAS
4.00%, 10/01/23(E) 144A	200,000	225,395
Altice France SA
7.38%, 05/01/26 144A	1,100,000	1,182,181
BNP Paribas SA
(Variable, USD Swap 5Y + 3.98%), 7.00%, 08/16/28 144A Δ ^	300,000	330,531
Burger King France SAS
(Floating, Euribor 3M + 5.25%), 5.25%, 05/01/23(E) 144A †	130,000	143,458
6.00%, 05/01/24(E) 144A	120,000	139,096
Credit Agricole SA
(Variable, EUR Swap Rate 5Y + 5.12%), 6.50%, 06/23/21(E) ^	420,000	495,527
Hercule Debtco S.a.r.l.
Cash Coupon 6.75% or PIK 7.50%, 6.75%, 06/30/24(E) 144A	830,000	818,716
Novafives SAS
5.00%, 06/15/25(E) Δ	900,000	835,774
		4,170,678
Germany — 0.4%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	780,000	926,382
KME SE
6.75%, 02/01/23(E) 144A	670,000	605,747
Platin 1426 GmbH
5.38%, 06/15/23(E) 144A	480,000	494,828
		2,026,957
Ghana — 0.3%
Ghana Government International Bond
7.63%, 05/16/29 144A	900,000	902,275
10.75%, 10/14/30 144A	540,000	686,238
		1,588,513
	Par	Value
Greece — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	$90,000	$69,075
Guatemala — 0.1%
Guatemala Government Bond
4.38%, 06/05/27 144A	760,000	777,100
Honduras — 0.2%
Honduras Government International Bond
7.50%, 03/15/24	460,000	511,755
6.25%, 01/19/27 144A	620,000	673,481
		1,185,236
Indonesia — 2.4%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	450,913
5.25%, 01/17/42 144A	2,710,000	3,265,309
Indonesia Treasury Bond
7.00%, 05/15/27(I)	30,479,000,000	2,136,944
8.25%, 05/15/29(I)	106,126,000,000	7,998,364
		13,851,530
Ireland — 0.3%
AerCap Ireland Capital DAC
3.50%, 05/26/22	300,000	307,753
Ardagh Packaging Finance PLC
4.63%, 05/15/23 144A	250,000	256,562
6.00%, 02/15/25 144A	500,000	524,050
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	246,000	251,173
4.42%, 11/15/35	569,000	596,471
		1,936,009
Italy — 2.1%
Intesa Sanpaolo SpA
(Variable, EUR Swap Rate 5Y + 6.88%), 7.00%, 01/19/21(E) ^	770,000	883,573
Italy Buoni Poliennali Del Tesoro
2.05%, 08/01/27(E)	4,000,000	4,844,244
Telecom Italia Capital SA
6.38%, 11/15/33	715,000	790,075
6.00%, 09/30/34	200,000	214,000
Telecom Italia Finance SA
7.75%, 01/24/33(E) Δ	910,000	1,473,931
Telecom Italia SpA
5.30%, 05/30/24 144A	1,800,000	1,947,960
UniCredit SpA
(Variable, EUR Swap Rate 5Y + 6.39%), 6.63%, 06/03/23(E) ^	1,560,000	1,777,746
		11,931,529
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ivory Coast — 0.1%
Ivory Coast Government International Bond
5.75%, 12/31/32 144A Δ STEP	$686,400	$675,703
Jersey — 0.4%
Delphi Technologies PLC
5.00%, 10/01/25 144A	1,325,000	1,179,250
LHC3 PLC
Cash Coupon 4.13% or PIK 4.88%, 4.13%, 08/15/24(E) Δ	760,000	864,873
		2,044,123
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	563,062
KazTransGas JSC
4.38%, 09/26/27 144A	880,000	924,237
		1,487,299
Luxembourg — 0.5%
Altice Luxembourg SA
7.25%, 05/15/22(E) 144A	147,976	164,718
7.75%, 05/15/22 144A Δ	276,000	282,555
ArcelorMittal
5.50%, 03/01/21	30,000	31,248
7.00%, 10/15/39	510,000	618,672
6.75%, 03/01/41Δ	690,000	815,679
Eurofins Scientific SE
(Variable, 7.01% - Euribor 3M), 4.88%, 04/29/23(E) Δ ^	780,000	905,019
		2,817,891
Mexico — 3.7%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144A ^	260,000	261,950
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ^	325,000	329,794
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	880,000	841,500
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	2,311,067
8.00%, 12/07/23(M)	41,500,000	2,203,386
10.00%, 12/05/24(M)	31,500,000	1,826,949
7.50%, 06/03/27(M)	154,900,000	8,157,093
8.50%, 05/31/29(M)	2,000,000	112,902
7.75%, 05/29/31(M)	3,000,000	161,222
7.75%, 11/13/42(M)	63,160,000	3,351,282
Orbia Advance Corp SAB de CV
5.88%, 09/17/44 144A	1,530,000	1,623,713
		21,180,858
	Par	Value
Morocco & Antilles — 0.2%
OCP SA
5.63%, 04/25/24 144A	$550,000	$602,004
4.50%, 10/22/25 144A	520,000	547,950
		1,149,954
Netherlands — 3.2%
ABN AMRO Bank NV
7.13%, 07/06/22(E)	750,000	971,053
Alcoa Nederland Holding BV
6.75%, 09/30/24 144A	380,000	400,425
7.00%, 09/30/26 144A	250,000	272,508
CBR Fashion Finance BV
5.13%, 10/01/22(E)	890,000	976,148
Cooperatieve Rabobank UA
(Variable, EUR Swap Rate 5Y + 4.10%), 4.63%, 12/29/25(E) ^	800,000	948,536
5.75%, 12/01/43	880,000	1,177,665
EDP Finance BV
4.90%, 10/01/19 144A	1,600,000	1,600,000
4.13%, 01/15/20 144A	540,000	542,671
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	283,753
Equate Petrochemical BV
4.25%, 11/03/26 144A	580,000	625,895
Maxeda DIY Holding BV
6.13%, 07/15/22(E) Δ	660,000	703,512
Myriad International Holdings BV
4.85%, 07/06/27 144A	1,670,000	1,850,616
OCI NV
6.63%, 04/15/23 144A	840,000	881,748
Petrobras Global Finance BV
6.25%, 03/17/24	3,860,000	4,349,255
6.88%, 01/20/40	106,000	122,674
6.90%, 03/19/49	250,000	287,250
Syngenta Finance NV
4.44%, 04/24/23 144A	920,000	962,017
Trivium Packaging Finance BV
5.50%, 08/15/26 144A	760,000	800,812
UPC Holding BV
5.50%, 01/15/28 144A	310,000	322,400
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	258,125
Ziggo BV
5.50%, 01/15/27 144A	150,000	157,080
		18,494,143
Nigeria — 0.3%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	451,227
7.63%, 11/28/47 144A	1,310,000	1,296,389
		1,747,616

See Notes to Schedule of Investments.

	Par	Value
Norway — 0.0%
Norway Government Bond
3.75%, 05/25/21(K) 144A	$129,000	$14,768
Panama — 0.2%
Panama Government International Bond
3.75%, 03/16/25Δ	1,200,000	1,272,012
6.70%, 01/26/36	3,000	4,283
		1,276,295
Peru — 0.7%
Peruvian Government International Bond
6.55%, 03/14/37Δ	890,000	1,302,747
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	2,330,000	2,480,017
		3,782,764
Philippines — 0.0%
Philippine Government International Bond
4.00%, 01/15/21	200,000	204,672
Poland — 0.3%
Republic of Poland Government Bond
2.75%, 04/25/28	7,490,000	1,984,595
Qatar — 0.0%
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	206,352
Russia — 1.8%
Russian Federal Bond - OFZ
7.00%, 01/25/23(Q)	264,781,000	4,134,633
7.05%, 01/19/28(Q)	385,541,000	6,028,273
		10,162,906
Singapore — 0.2%
BOC Aviation, Ltd.
3.00%, 03/30/20 144A	1,000,000	1,001,735
South Africa — 0.6%
Republic of South Africa Government Bond
6.25%, 03/31/36(S)	2,988,000	143,058
6.50%, 02/28/41(S)	68,700,000	3,191,862
		3,334,920
Spain — 0.2%
Telefonica Emisiones SA
5.13%, 04/27/20	75,000	76,209
Tendam Brands SAU
5.00%, 09/15/24(E) 144A	710,000	793,726
(Floating, Euribor 3M + 5.25%), 5.25%, 09/15/24(E) 144A †	260,000	285,804
		1,155,739
Sri Lanka — 0.2%
Sri Lanka Government International Bond
5.88%, 07/25/22	900,000	905,841
	Par	Value
Switzerland — 0.2%
Credit Suisse Group AG
(Variable, USD Swap 5Y + 4.60%), 7.50%, 07/17/23 144A ^	$330,000	$352,923
UBS Group Funding Switzerland AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ^	600,000	637,950
		990,873
Turkey — 1.4%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144A	2,640,000	2,575,571
Turkey Government Bond
10.60%, 02/11/26(T)	17,580,000	2,792,502
Turkey Government International Bond
6.00%, 03/25/27	2,190,000	2,156,313
4.88%, 04/16/43	500,000	402,246
		7,926,632
Ukraine — 0.4%
Ukraine Government International Bond
7.38%, 09/25/32	2,500,000	2,518,818
United Arab Emirates — 0.3%
DP World PLC
5.63%, 09/25/48 144A	1,350,000	1,565,811
United Kingdom — 2.4%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	215,863
Barclays Bank PLC
7.63%, 11/21/22	1,660,000	1,831,337
Barclays PLC
(Variable, EUR Swap Rate 5Y + 2.45%), 2.63%, 11/11/25(E) ^	300,000	331,202
Garfunkelux Holdco 3 SA
7.50%, 08/01/22(E) Δ	340,000	354,244
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25Δ ^	600,000	636,429
Jerrold Finco PLC
6.13%, 01/15/24(U) 144A	380,000	474,775
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	366,126
Lloyds Banking Group PLC
4.34%, 01/09/48	1,581,000	1,622,751
Miller Homes Group Holdings PLC
5.50%, 10/15/24(U) Δ	740,000	931,476
Pinnacle Bidco PLC
6.38%, 02/15/25(U) 144A	810,000	1,063,460
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	145,000	168,679
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	2,049,370
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
6.00%, 12/19/23	$275,000	$302,114
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22(U) ^	1,150,000	1,498,017
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	347,151
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	574,420	900,296
United Kingdom Gilt
4.50%, 09/07/34(U)	220,000	415,327
Virgin Media Secured Finance PLC
5.50%, 08/15/26 144A	200,000	210,310
		13,718,927
Total Foreign Bonds (Cost $188,630,285)		174,592,972
LOAN AGREEMENTS — 0.8%
Air Medical Group Holdings, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.31%, 04/28/22†	290,284	272,445
Avolon TLB Borrower 1 (US) LLC Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 1.75%, 0.75% Floor), 3.79%, 01/15/25†	187,810	188,741
Bausch Health Companies, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 5.04%, 06/02/25†	308,689	310,297
Berry Global, Inc. Term Q Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.30%, 10/01/22†	142,322	143,164
CBS Radio, Inc. Additional Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.80%, 11/18/24†	207,408	207,927
Charter Communications Operating LLC Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.05%, 04/30/25†	98,966	99,677
Flying Fortress Holdings LLC New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 3.85%, 10/30/22†	278,667	279,827
Hilton Worldwide Finance LLC Refinanced Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.77%, 06/22/26†	339,605	342,004
Jaguar Holding Co. I LLC 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.54%, 08/18/22†	245,635	246,109
	Par	Value
Level 3 Financing, Inc. Tranche B 2024 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.29%, 02/22/24†	$110,000	$110,344
Party City Holdings, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 4.55%, 08/19/22†	133,037	132,095
Petco Animal Supplies, Inc. Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 5.51%, 01/26/23†	397,638	302,915
Prime Security Services Borrower LLC 2019 Refinancing Term B-1 Loan
0.00%, 09/23/26† Σ	455,374	451,034
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.79%, 02/05/23†	363,102	364,184
TDC A/S Facility B3
(Floating, EURIBOR EUR 1M + 2.75%), 2.75%, 06/04/25†	820,000	899,801
Trans Union LLC 2017 Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.04%, 04/10/23†	87,910	88,319
Univision Communications, Inc. 2017 Replacement Repriced Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.79%, 03/15/24†	408,812	398,230
Vistra Operations Co. LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.04%, 08/04/23†	17,130	17,205
Total Loan Agreements (Cost $5,034,453)		4,854,318
MORTGAGE-BACKED SECURITIES — 1.7%
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class AJ
5.37%, 12/15/39	92,328	62,805
Credit Suisse Commercial Mortgage Trust Series, Series 2007-C5, Class AM
5.87%, 09/15/40	87,749	66,695
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1
(Floating, ICE LIBOR USD 1M + 4.95%, 4.95% Floor), 6.97%, 07/25/29†	1,060,000	1,203,129

See Notes to Schedule of Investments.

	Par	Value
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA2
(Floating, ICE LIBOR USD 1M + 5.15%), 7.17%, 10/25/29†	$560,000	$647,245
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 3.75%, 3.75% Floor), 5.78%, 09/15/31 144A †	2,220,000	2,223,403
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor, 11.50% Cap), 3.12%, 08/25/36†	573,609	586,164
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.61%, 02/15/51† γ	2,953	2,831
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, ICE LIBOR USD 1M + 8.21%, 8.21% Floor), 10.24%, 06/15/35 144A †	2,500,000	2,495,505
Lone Star Portfolio Trust, Series 2015-LSMZ, Class M
(Floating, ICE LIBOR USD 1M + 7.22%, 7.22% Floor), 9.25%, 09/15/20 144A †	309,735	308,681
Lone Star Portfolio Trust, Series 2015-LSP, Class F
(Floating, ICE LIBOR USD 1M + 7.15%, 6.90% Floor), 9.18%, 09/15/28 144A †	767,900	774,211
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	610,000	614,199
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	800,000	789,300
Total Mortgage-Backed Securities (Cost $9,464,673)		9,774,168
MUNICIPAL BOND — 0.0%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $129,622)	160,000	173,439

	Number of Contracts	Notional Amount
PURCHASED OPTION — 0.0%
Put Option — 0.0%
Mexican Peso vs. U.S. Dollar, Strike Price $20.00, Expires (Citi) (Premiums paid $70,173)	1	$7,810,000	98,617

	Par	Value
U.S. TREASURY OBLIGATIONS — 22.9%
U.S. Treasury Bills
2.12%, 10/10/19Ω Δ	$5,000,000	$4,997,797
2.37%, 10/17/19Ω Δ	3,000,000	2,997,643
1.94%, 10/24/19Ω Δ	2,100,000	2,097,602
2.34%, 11/29/19Ω Δ	6,000,000	5,982,226
1.85%, 02/27/20Ω	7,000,000	6,948,357
1.83%, 03/26/20Ω Δ	6,795,000	6,735,783
		29,759,408
U.S. Treasury Bonds
3.50%, 02/15/39	860,000	1,077,604
4.25%, 05/15/39	40,000	55,110
3.88%, 08/15/40	30,000	39,670
2.75%, 08/15/42	120,000	134,770
3.13%, 02/15/43	9,716,000	11,591,454
2.88%, 05/15/43	2,220,000	2,546,019
3.00%, 05/15/45	40,000	47,106
3.00%, 11/15/45	920,000	1,085,438
2.50%, 05/15/46	820,000	883,326
2.25%, 08/15/46Δ	960,000	984,694
2.88%, 11/15/46	2,120,000	2,453,610
3.00%, 05/15/47	80,000	94,819
2.75%, 08/15/47	120,000	135,856
3.13%, 05/15/48Δ	60,000	72,943
3.00%, 08/15/48Δ	2,715,000	3,229,418
3.38%, 11/15/48	1,080,000	1,376,388
		25,808,225
U.S. Treasury Notes
1.25%, 10/31/19	110,000	109,925
3.63%, 02/15/21	14,549,000	14,918,692
1.88%, 01/31/22	710,000	714,063
2.00%, 02/15/22	120,000	121,123
1.63%, 08/15/22	17,580,000	17,606,438
2.88%, 10/31/23	3,550,000	3,732,631
2.75%, 02/15/24Δ	6,650,000	6,981,721
2.38%, 02/29/24	20,000	20,695
2.25%, 11/15/24Δ	20,630,000	21,310,145
2.00%, 02/15/25	100,000	102,133
1.63%, 02/15/26	8,530,000	8,534,831
1.63%, 05/15/26Δ	470,000	470,303
2.00%, 11/15/26	1,220,000	1,251,334
		75,874,034
Total U.S. Treasury Obligations (Cost $124,632,512)		131,441,667

	Shares
COMMON STOCKS — 1.3%
Communication Services — 0.5%
AT&T, Inc.(E)	78,546	2,972,180
Consumer Discretionary — 0.2%
Ford Motor Co.(E)	96,849	887,137
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Energy — 0.0%
Berry Petroleum CorporationΔ	2,472	$23,138
Hercules Offshore, Inc.Ψ ††† Δ *	46,644	11,667
Montage Resources CorporationΔ *	7,129	26,948
		61,753
Health Care — 0.2%
Bristol-Myers Squibb Co.(E)	23,032	1,167,953
Information Technology — 0.4%
Corning, Inc.(E)	79,536	2,268,367
Total Common Stocks (Cost $8,074,946)		7,357,390
PREFERRED STOCKS — 0.4%
Bank of America Corporation
7.25%, 09/30/19 CONV	602	902,525
Chesapeake Energy Corporation
5.00%, 07/31/19 CONV Δ	4,225	160,550
5.75%, 07/31/19 CONV	810	311,104
5.75%, 07/31/19 144A CONV	50	20,171
4.50%, 08/29/19 CONV Δ	1,229	52,773
	Shares	Value
El Paso Energy Capital Trust I
4.75%, 09/12/19 CONV	11,315	$593,698
iStar, Inc. REIT
4.50%, 08/30/19 CONV	50	2,676
Total Preferred Stocks (Cost $1,912,515)		2,043,497
MONEY MARKET FUNDS — 11.9%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø ∞	56,033,427	56,033,427
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø §	12,459,403	12,459,403
Total Money Market Funds (Cost $68,492,830)		68,492,830
TOTAL INVESTMENTS — 100.0% (Cost $570,107,773)		574,705,290
Liabilities in Excess of Other Assets — (0.0)%		(238,835)
NET ASSETS — 100.0%		$574,466,455

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	12/2019	(92)	$(17,472,990)	$197,143
10-Year U.S. Treasury Note	12/2019	(4)	(521,250)	3,437
2-Year U.S. Treasury Note	12/2019	3	646,500	(1,349)
30-Year Euro Buxl	12/2019	(3)	(711,192)	9,982
5-Year U.S. Treasury Note	12/2019	2	238,296	1,469
Total Futures Contracts outstanding at September 30, 2019			$(17,820,636)	$210,682
Forward Foreign Currency Contracts outstanding at September 30, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/19	U.S. Dollars	1,009,831	South African Rand	14,380,000	BAR	$62,651
10/17/19	U.S. Dollars	2,889,745	Mexican Pesos	56,074,921	CITI	56,995
10/17/19	U.S. Dollars	1,677,878	Euro	1,500,000	CITI	40,650
10/17/19	U.S. Dollars	1,626,012	British Pounds	1,293,751	BAR	34,071
10/17/19	Turkish Lira	4,332,800	U.S. Dollars	729,600	BAR	33,017
10/17/19	Indonesian Rupiahs	26,810,100,000	U.S. Dollars	1,866,869	BAR	19,571
10/17/19	U.S. Dollars	347,255	Australian Dollars	500,000	CITI	9,559
10/17/19	U.S. Dollars	996,563	Russian Rubles	64,370,000	CITI	6,280
10/17/19	U.S. Dollars	3,834,570	Indian Rupees	271,487,535	BAR	5,382
01/17/20	U.S. Dollars	2,796,015	Mexican Pesos	56,074,921	BAR	2,914
01/17/20	Turkish Lira	4,332,800	U.S. Dollars	738,566	CITI	2,718
10/17/19	South African Rand	14,380,000	U.S. Dollars	946,738	CITI	443
10/17/19	U.S. Dollars	29,965	Polish Zloty	120,000	BAR	33
Subtotal Appreciation						$274,284
01/17/20	Polish Zloty	120,000	U.S. Dollars	30,003	BAR	$(30)
01/17/20	U.S. Dollars	935,650	South African Rand	14,380,000	CITI	(284)

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/17/20	Indian Rupees	271,487,535	U.S. Dollars	3,789,741	BAR	$(379)
10/17/19	Polish Zloty	120,000	U.S. Dollars	31,637	BAR	(1,706)
10/17/19	Indonesian Rupiahs	84,035,410,000	U.S. Dollars	5,915,071	BAR	(2,087)
10/17/19	Euro	450,000	U.S. Dollars	493,847	BAR	(2,678)
10/17/19	Mexican Pesos	56,074,921	U.S. Dollars	2,835,819	BAR	(3,069)
10/17/19	U.S. Dollars	759,474	Turkish Lira	4,332,800	CITI	(3,143)
01/17/20	U.S. Dollars	5,834,982	Indonesian Rupiahs	84,035,410,000	BAR	(5,647)
10/17/19	U.S. Dollars	974,440	British Pounds	800,000	BAR	(9,948)
10/17/19	Brazilian Reals	1,311,000	U.S. Dollars	345,009	CITI	(29,894)
10/17/19	Indian Rupees	271,487,535	U.S. Dollars	3,862,667	BAR	(33,479)
10/17/19	Japanese Yen	5,095,425,000	U.S. Dollars	47,310,183	CITI	(125,631)
10/17/19	U.S. Dollars	7,652,434	Indonesian Rupiahs	110,845,510,000	BAR	(146,988)
10/15/19	Argentine Pesos	33,757,775	U.S. Dollars	712,189	CITI	(158,202)
10/17/19	Euro	23,367,940	U.S. Dollars	26,485,774	CITI	(980,000)
Subtotal Depreciation						$(1,503,165)
Total Forward Foreign Currency Contracts outstanding at September 30, 2019						$(1,228,881)
See Notes to Schedule of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$4,615,239	$—	$4,615,239	$—
Commercial Paper	1,627,300	—	1,627,300	—
Common Stocks:
Energy	61,753	50,086	—	11,667
Other^^	7,295,637	7,295,637	—	—
Total Common Stocks	7,357,390	7,345,723	—	11,667
Corporate Bonds	169,633,853	—	169,633,853	—
Foreign Bonds	174,592,972	—	174,592,972	—
Loan Agreements	4,854,318	—	4,854,318	—
Money Market Funds	68,492,830	68,492,830	—	—
Mortgage-Backed Securities	9,774,168	—	9,774,168	—
Municipal Bond	173,439	—	173,439	—
Preferred Stocks:
Energy	1,138,296	646,471	491,825	—
Financials	902,525	902,525	—	—
Real Estate	2,676	—	2,676	—
Total Preferred Stocks	2,043,497	1,548,996	494,501	—
Purchased Option:
Put Option	98,617	—	98,617	—
U.S. Treasury Obligations	131,441,667	—	131,441,667	—
Total Assets - Investments in Securities	$574,705,290	$77,387,549	$497,306,074	$11,667
Other Financial Instruments***
Forward Foreign Currency Contracts	$274,284	$—	$274,284	$—
Futures Contracts	212,031	212,031	—	—
Total Assets - Other Financial Instruments	$486,315	$212,031	$274,284	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	(1,503,165)	—	(1,503,165)	—
Futures Contracts	(1,349)	(1,349)	—	—
Total Liabilities - Other Financial Instruments	$(1,504,514)	$(1,349)	$(1,503,165)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forwards Foreign Currency Contracts outstanding" disclosures.
Management has determined that the amount of Level 3 securities, including transfers between Level 2 securities during the period, as compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2019.

See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 39.5%
Communication Services — 2.1%
Activision Blizzard, Inc.	1,269	$67,156
Alphabet, Inc. Class A*	3,067	3,745,236
Alphabet, Inc. Class C*	548	668,012
AT&T, Inc.	19,786	748,702
CBS Corporation Class B (Non-Voting Shares)	817	32,982
CenturyLink, Inc.	2,552	31,849
Charter Communications, Inc. Class A*	343	141,357
Comcast Corporation Class A	7,920	357,034
Discovery, Inc. Class A*	454	12,090
Discovery, Inc. Class C*	631	15,535
Electronic Arts, Inc.*	559	54,681
Facebook, Inc. Class A*	14,508	2,583,585
Fox Corporation Class A	725	22,863
Fox Corporation Class B	255	8,043
Interpublic Group of Cos., Inc. (The)	849	18,304
Netflix, Inc.*	2,733	731,405
News Corporation Class A	567	7,893
Omnicom Group, Inc.	506	39,620
Spotify Technology SA*	2,745	312,930
Take-Two Interactive Software, Inc.*	196	24,567
T-Mobile US, Inc.*	14,098	1,110,499
Twitter, Inc.*	1,378	56,774
Verizon Communications, Inc.	188,387	11,371,039
Walt Disney Co. (The)	19,954	2,600,405
		24,762,561
Consumer Discretionary — 2.4%
Advance Auto Parts, Inc.	122	20,179
Amazon.com, Inc.*	1,627	2,824,326
AutoZone, Inc.*	38	41,216
Best Buy Co., Inc.	458	31,597
Booking Holdings, Inc.*	631	1,238,407
BorgWarner, Inc.	232	8,510
Capri Holdings, Ltd.Δ*	18,755	621,916
CarMax, Inc.*	253	22,264
Carnival CorporationΔ	18,489	808,154
Chipotle Mexican Grill, Inc.*	46	38,662
D.R. Horton, Inc.	870	45,858
Darden Restaurants, Inc.	14,168	1,674,941
Dollar General Corporation	398	63,258
Dollar Tree, Inc.*	361	41,212
eBay, Inc.	1,476	57,535
Expedia Group, Inc.	332	44,624
Ford Motor Co.	6,322	57,910
Gap, Inc. (The)	2,967	51,507
General Motors Co.	2,563	96,061
Genuine Parts Co.	30,579	3,045,363
H&R Block, Inc.	760	17,951
Hanesbrands, Inc.	827	12,670
Hasbro, Inc.	196	23,263
Hilton Worldwide Holdings, Inc.	377	35,102
Home Depot, Inc. (The)	14,547	3,375,195
Kohl’s Corporation	339	16,835
Leggett & Platt, Inc.	135	5,527
	Shares	Value
Lennar Corporation Class A	374	$20,888
LKQ Corporation*	551	17,329
Lowe’s Cos., Inc.	7,501	824,810
Lululemon Athletica, Inc.*	5,326	1,025,415
Macy’s, Inc.	1,010	15,695
Marriott International, Inc. Class A	528	65,667
McDonald’s Corporation	17,306	3,715,771
Mohawk Industries, Inc.*	105	13,027
Newell Brands, Inc.	1,473	27,575
NIKE, Inc. Class B	18,461	1,733,857
Nordstrom, Inc.	287	9,663
Norwegian Cruise Line Holdings, Ltd.*	381	19,724
NVR, Inc.*	6	22,304
O’Reilly Automotive, Inc.*	141	56,190
PulteGroup, Inc.	555	20,285
PVH Corporation	138	12,176
Ralph Lauren Corporation	137	13,079
Ross Stores, Inc.	12,133	1,332,810
Royal Caribbean Cruises, Ltd.	327	35,424
Starbucks Corporation	19,166	1,694,658
Tapestry, Inc.	641	16,698
Target Corporation	964	103,061
Tiffany & Co.	162	15,006
TJX Cos., Inc. (The)	20,877	1,163,684
Tractor Supply Co.	240	21,706
Ulta Beauty, Inc.*	534	133,847
Under Armour, Inc. Class A*	210	4,187
Under Armour, Inc. Class C*	211	3,825
VF Corporation	555	49,389
Whirlpool Corporation	160	25,338
Yum! Brands, Inc.	13,503	1,531,645
		28,064,776
Consumer Staples — 4.9%
Archer-Daniels-Midland Co.	1,013	41,604
Campbell Soup Co.	418	19,613
Casey’s General Stores, Inc.	4,599	741,175
Church & Dwight Co., Inc.	655	49,282
Clorox Co. (The)	3,184	483,554
Coca-Cola Co. (The)	71,063	3,868,670
Colgate-Palmolive Co.	83,373	6,128,749
Conagra Brands, Inc.	599	18,377
Costco Wholesale Corporation	11,654	3,357,634
Coty, Inc. Class A	1,645	17,289
Estee Lauder Cos., Inc. (The) Class A	10,551	2,099,121
Flowers Foods, Inc.	21,591	499,400
General Mills, Inc.	1,073	59,144
Hershey Co. (The)	6,550	1,015,185
Hormel Foods CorporationΔ	36,910	1,614,074
Ingredion, Inc.	12,083	987,664
J.M. Smucker Co. (The)	250	27,505
Kellogg Co.	694	44,659
Kimberly-Clark Corporation	37,909	5,384,973
Kraft Heinz Co. (The)	27,235	760,810
Kroger Co. (The)	1,673	43,130
Lamb Weston Holdings, Inc.	13,987	1,017,135

See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
McCormick & Co., Inc. (Non-Voting Shares)Δ	9,381	$1,466,250
Mondelez International, Inc. Class A	49,106	2,716,544
Monster Beverage Corporation*	15,423	895,459
PepsiCo, Inc.	29,285	4,014,974
Procter & Gamble Co. (The)	95,361	11,861,001
Sysco Corporation	33,026	2,622,264
Tyson Foods, Inc. Class A	450	38,763
Walgreens Boots Alliance, Inc.	1,419	78,485
Walmart, Inc.	47,329	5,617,006
		57,589,493
Energy — 1.4%
Antero Resources CorporationΔ*	51,007	154,041
Apache Corporation	581	14,874
Baker Hughes a GE Co.	80,929	1,877,553
Cabot Oil & Gas Corporation	765	13,441
Centennial Resource Development, Inc. Class A*	37,714	170,279
Chesapeake Energy CorporationΔ*	185,330	261,315
Chevron Corporation	75,614	8,967,820
Cimarex Energy Co.	158	7,575
Concho Resources, Inc.	317	21,524
ConocoPhillips	2,084	118,746
Devon Energy Corporation	701	16,866
Diamondback Energy, Inc.	209	18,791
EOG Resources, Inc.	11,721	869,933
Exxon Mobil Corporation	37,040	2,615,394
Halliburton Co.	717	13,516
Helmerich & Payne, Inc.	341	13,664
Hess Corporation	541	32,720
HollyFrontier Corporation	313	16,789
Kinder Morgan, Inc.	3,159	65,107
Marathon Oil Corporation	1,211	14,859
Marathon Petroleum Corporation	1,446	87,845
Noble Energy, Inc.	607	13,633
Occidental Petroleum Corporation	1,668	74,176
ONEOK, Inc.	5,077	374,124
Phillips 66	752	77,005
Pioneer Natural Resources Co.	361	45,403
Range Resources CorporationΔ	66,694	254,771
Valero Energy Corporation	1,830	155,989
Williams Cos., Inc. (The)	2,038	49,034
		16,416,787
Financials — 7.1%
Aflac, Inc.	46,028	2,408,185
Alleghany Corporation*	1,248	995,604
Allstate Corporation (The)	27,618	3,001,524
American Express Co.	13,985	1,654,146
American Financial Group, Inc.	8,676	935,707
American International Group, Inc.	1,388	77,312
Ameriprise Financial, Inc.	269	39,570
Arch Capital Group, Ltd.*	18,444	774,279
Arthur J. Gallagher & Co.	451	40,396
Assurant, Inc.	75	9,437
Assured Guaranty, Ltd.	3,251	144,539
Bank of America Corporation	16,367	477,425
Bank of Hawaii CorporationΔ	7,533	647,311
	Shares	Value
Bank of New York Mellon Corporation (The)	59,465	$2,688,413
BB&T Corporation	5,417	289,105
Berkshire Hathaway, Inc. Class B*	3,375	702,067
BlackRock, Inc.	4,336	1,932,295
Capital One Financial Corporation	901	81,973
Capitol Federal Financial, Inc.	275,200	3,792,256
Cboe Global Markets, Inc.	197	22,637
Charles Schwab Corporation (The)	1,948	81,485
Cincinnati Financial Corporation	334	38,968
Citigroup, Inc.	4,568	315,557
Citizens Financial Group, Inc.	836	29,569
CME Group, Inc.	16,823	3,555,373
Comerica, Inc.	89,202	5,886,440
Commerce Bancshares, Inc.Δ	14,589	884,823
Credit Acceptance CorporationΔ*	4,827	2,226,743
Cullen/Frost Bankers, Inc.	4,208	372,618
Discover Financial Services	9,426	764,354
E*TRADE Financial Corporation	326	14,243
East West Bancorp, Inc.	13,129	581,483
Erie Indemnity Co. Class A	861	159,845
Everest Re Group, Ltd.	3,806	1,012,739
Fidelity National Financial, Inc.	25,344	1,125,527
Fifth Third Bancorp	1,381	37,812
First Citizens BancShares, Inc. Class A	249	117,416
First Republic Bank	214	20,694
Franklin Resources, Inc.	636	18,355
Globe Life, Inc.	219	20,971
Goldman Sachs Group, Inc. (The)	615	127,446
Hartford Financial Services Group, Inc. (The)	633	38,366
Huntington Bancshares, Inc.	1,372	19,578
Intercontinental Exchange, Inc.	23,353	2,154,781
Invesco, Ltd.	816	13,823
JPMorgan Chase & Co.	40,569	4,774,566
KeyCorp	1,880	33,539
Lincoln National Corporation	388	23,404
Loews Corporation	373	19,202
M&T Bank Corporation	6,802	1,074,512
Markel Corporation*	1,365	1,613,293
Marsh & McLennan Cos., Inc.	41,472	4,149,274
MetLife, Inc.	2,122	100,074
Moody’s Corporation	247	50,593
Morgan Stanley	2,337	99,720
MSCI, Inc.	94	20,469
Nasdaq, Inc.	251	24,937
Northern Trust Corporation	370	34,528
People’s United Financial, Inc.	674	10,538
PNC Financial Services Group, Inc. (The)	74,479	10,438,977
Popular, Inc.	6,429	347,680
Principal Financial Group, Inc.	556	31,770
ProAssurance Corporation	8,048	324,093
Progressive Corporation (The)	39,290	3,035,152
Prudential Financial, Inc.	758	68,182
Raymond James Financial, Inc.	240	19,790
Regions Financial Corporation	2,436	38,538

See Notes to Schedule of Investments.

	Shares	Value
RenaissanceRe Holdings, Ltd.	2,135	$413,016
S&P Global, Inc.	1,008	246,940
SEI Investments Co.	5,739	340,064
State Street Corporation	18,084	1,070,392
SunTrust Banks, Inc.	857	58,962
SVB Financial Group*	5,026	1,050,183
Synchrony Financial	1,366	46,567
T. Rowe Price Group, Inc.	9,904	1,131,532
TFS Financial CorporationΔ	7,575	136,502
Travelers Cos., Inc. (The)	17,895	2,660,808
U.S. Bancorp	48,270	2,671,262
Unum Group	295	8,767
W.R. Berkley Corporation	6,254	451,726
Wells Fargo & Co.	150,122	7,572,154
Zions Bancorp NA	159	7,079
		84,531,975
Health Care — 4.6%
Abbott Laboratories	15,592	1,304,583
AbbVie, Inc.	2,808	212,622
ABIOMED, Inc.*	79	14,053
Agilent Technologies, Inc.	6,483	496,792
Alexion Pharmaceuticals, Inc.*	413	40,449
Align Technology, Inc.*	3,775	682,973
Amgen, Inc.	2,975	575,692
Anthem, Inc.	1,752	420,655
Baxter International, Inc.	7,376	645,179
Becton, Dickinson and Co.	3,267	826,420
Biogen, Inc.*	9,383	2,184,550
Bio-Techne Corporation	525	102,727
Boston Scientific Corporation*	2,122	86,344
Bristol-Myers Squibb Co.	5,673	287,678
Cardinal Health, Inc.	601	28,361
Celgene Corporation*	1,539	152,823
Centene Corporation*	610	26,389
Cerner Corporation	527	35,926
Chemed Corporation	2,596	1,084,012
Cigna Corporation	707	107,316
CVS Health Corporation	2,524	159,189
Danaher Corporation	10,759	1,553,922
DaVita, Inc.*	265	15,124
DENTSPLY SIRONA, Inc.	472	25,162
Edwards Lifesciences Corporation*	1,763	387,701
Eli Lilly & Co.	43,444	4,858,343
Gilead Sciences, Inc.	31,582	2,001,667
HCA Healthcare, Inc.	500	60,210
Henry Schein, Inc.*	29,656	1,883,156
Hologic, Inc.*	508	25,649
Humana, Inc.	232	59,315
IDEXX Laboratories, Inc.*	1,453	395,114
Illumina, Inc.*	2,292	697,272
Incyte Corporation*	268	19,894
Intuitive Surgical, Inc.*	5,772	3,116,476
IQVIA Holdings, Inc.*	250	37,345
Johnson & Johnson	98,836	12,787,402
Laboratory Corporation of America Holdings*	195	32,760
McKesson Corporation	281	38,401
	Shares	Value
MEDNAX, Inc.*	5,003	$113,168
Mettler-Toledo International, Inc.*	2,038	1,435,567
Nektar Therapeutics*	1,384	25,210
PerkinElmer, Inc.	318	27,084
Quest Diagnostics, Inc.	57,002	6,100,924
Regeneron Pharmaceuticals, Inc.*	124	34,398
ResMed, Inc.	207	27,968
Stryker Corporation	8,748	1,892,192
Teleflex, Inc.	72	24,462
Thermo Fisher Scientific, Inc.	8,662	2,522,981
UnitedHealth Group, Inc.	13,141	2,855,802
Universal Health Services, Inc. Class B	174	25,883
Varian Medical Systems, Inc.*	4,093	487,435
Vertex Pharmaceuticals, Inc.*	517	87,590
Waters CorporationΔ*	589	131,482
WellCare Health Plans, Inc.*	76	19,697
West Pharmaceutical Services, Inc.	3,639	516,083
Zimmer Biomet Holdings, Inc.	334	45,848
Zoetis, Inc.	8,844	1,101,874
		54,945,294
Industrials — 4.1%
3M Co.	15,821	2,600,972
Alaska Air Group, Inc.	219	14,215
American Airlines Group, Inc.	534	14,402
AMETEK, Inc.	278	25,526
Arconic, Inc.	1,067	27,742
Boeing Co. (The)	3,454	1,314,143
C.H. Robinson Worldwide, Inc.Δ	2,486	210,763
Caterpillar, Inc.	1,011	127,699
Cintas Corporation	4,601	1,233,528
Copart, Inc.*	6,027	484,149
CoStar Group, Inc.*	830	492,356
CSX Corporation	1,370	94,900
Cummins, Inc.	740	120,376
Deere & Co.	525	88,557
Delta Air Lines, Inc.	1,190	68,544
Dover Corporation	192	19,116
Emerson Electric Co.	58,546	3,914,386
Equifax, Inc.	234	32,917
Expeditors International of Washington, Inc.	8,970	666,381
Fastenal Co.	1,426	46,587
FedEx Corporation	6,676	971,825
Flowserve Corporation	291	13,593
Fluor Corporation	13,232	253,128
Fortive Corporation	3,879	265,944
Fortune Brands Home & Security, Inc.	191	10,448
General Dynamics Corporation	4,890	893,550
General Electric Co.	14,944	133,599
Honeywell International, Inc.	15,689	2,654,579
Hubbell, Inc.	45,889	6,029,815
Huntington Ingalls Industries, Inc.	90	19,061
IDEX Corporation	1,348	220,910
IHS Markit, Ltd.*	500	33,440
Illinois ToolWorks, Inc.	13,419	2,099,939
J.B. Hunt Transport Services, Inc.	166	18,368
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Jacobs Engineering Group, Inc.	178	$16,287
Kansas City Southern	154	20,484
L3Harris Technologies, Inc.	371	77,405
Landstar System, Inc.	7,744	871,820
Lincoln Electric Holdings, Inc.Δ	1,523	132,136
Lockheed Martin Corporation	2,730	1,064,864
Masco Corporation	401	16,714
MSC Industrial Direct Co., Inc. Class A	9,400	681,782
Norfolk Southern Corporation	15,556	2,794,791
Northrop Grumman Corporation	317	118,808
PACCAR, Inc.	729	51,037
Parker-Hannifin Corporation	254	45,875
Quanta Services, Inc.	139	5,254
Raytheon Co.	518	101,626
Republic Services, Inc.	82,528	7,142,798
Robert Half International, Inc.	7,443	414,277
Rockwell Automation, Inc.	3,263	537,742
Rollins, Inc.	36,843	1,255,241
Roper Technologies, Inc.	165	58,839
Snap-on, Inc.	112	17,533
Southwest Airlines Co.	14,199	766,888
Stanley Black & Decker, Inc.	256	36,969
Teledyne Technologies, Inc.*	3,940	1,268,641
Textron, Inc.	272	13,317
TransDigm Group, Inc.	70	36,447
Union Pacific Corporation	7,248	1,174,031
United Airlines Holdings, Inc.*	286	25,285
United Parcel Service, Inc. Class B	12,112	1,451,260
United Rentals, Inc.*	123	15,331
United Technologies Corporation	1,452	198,227
Verisk Analytics, Inc.	707	111,805
W.W. Grainger, Inc.	77	22,881
Wabtec Corporation	214	15,378
Waste Management, Inc.	30,051	3,455,865
Xylem, Inc.	293	23,329
		49,256,425
Information Technology — 6.2%
Adobe, Inc.*	9,183	2,536,804
Advanced Micro Devices, Inc.*	1,790	51,892
Akamai Technologies, Inc.*	19,275	1,761,349
Alliance Data Systems Corporation	101	12,941
Amdocs, Ltd.	1,249	82,571
Amphenol Corporation Class A	6,664	643,076
Analog Devices, Inc.	634	70,837
ANSYS, Inc.*	1,329	294,187
Apple, Inc.	15,905	3,562,243
Applied Materials, Inc.	29,584	1,476,242
Arista Networks, Inc.*	84	20,069
Autodesk, Inc.*	417	61,591
Automatic Data Processing, Inc.	55,293	8,925,396
Broadcom, Inc.	787	217,267
Broadridge Financial Solutions, Inc.	168	20,904
Cadence Design Systems, Inc.*	408	26,961
Cisco Systems, Inc.	129,969	6,421,768
Citrix Systems, Inc.	271	26,157
Cognex Corporation	16,412	806,322
	Shares	Value
Cognizant Technology Solutions Corporation Class A	12,364	$745,116
Corning, Inc.	1,580	45,062
Dolby Laboratories, Inc. Class A	709	45,830
Dropbox, Inc. Class A*	21,161	426,817
DXC Technology Co.	441	13,010
F5 Networks, Inc.*	7,316	1,027,313
Fidelity National Information Services, Inc.	787	104,482
Fiserv, Inc.*	916	94,888
FleetCor Technologies, Inc.*	152	43,591
FLIR Systems, Inc.	145	7,626
Fortinet, Inc.*	5,878	451,195
Gartner, Inc.*	125	17,874
Global Payments, Inc.	411	65,419
Hewlett Packard Enterprise Co.	2,988	45,328
HP, Inc.	2,972	56,230
Intel Corporation	66,290	3,415,924
International Business Machines Corporation	8,101	1,178,047
Intuit, Inc.	12,656	3,365,737
Jack Henry & Associates, Inc.	6,869	1,002,668
Juniper Networks, Inc.	751	18,587
Keysight Technologies, Inc.*	264	25,674
KLA Corporation	277	44,168
Lam Research Corporation	290	67,022
Mastercard, Inc. Class A	13,935	3,784,328
Maxim Integrated Products, Inc.	103,900	6,016,849
Microchip Technology, Inc.	461	42,832
Micron Technology, Inc.*	2,018	86,471
Microsoft Corporation	71,726	9,972,066
Motorola Solutions, Inc.	226	38,513
National Instruments Corporation	4,818	202,308
NetApp, Inc.	478	25,100
NVIDIA Corporation	1,047	182,251
Oracle Corporation	21,050	1,158,381
Paychex, Inc.	41,552	3,439,259
PayPal Holdings, Inc.*	4,127	427,516
Qorvo, Inc.*	254	18,832
QUALCOMM, Inc.	2,076	158,357
salesforce.com, Inc.*	1,344	199,503
Skyworks Solutions, Inc.	314	24,884
Symantec Corporation	1,116	26,371
Synopsys, Inc.*	179	24,568
Texas Instruments, Inc.	26,052	3,366,960
VeriSign, Inc.*	180	33,953
Visa, Inc. Class AΔ	22,215	3,821,202
Western Digital Corporation	561	33,458
Western Union Co. (The)	1,380	31,975
Xerox Holdings Corporation	523	15,643
Xilinx, Inc.	6,231	597,553
		73,055,318
Materials — 0.7%
Air Products & Chemicals, Inc.	4,769	1,058,050
Albemarle Corporation	215	14,947
Ball Corporation	452	32,910
Celanese Corporation	213	26,048

See Notes to Schedule of Investments.

	Shares	Value
CF Industries Holdings, Inc.	450	$22,140
Chemours Co. (The)Δ	8,686	129,769
Corteva, Inc.	1,360	38,080
Dow, Inc.	1,360	64,804
DuPont de Nemours, Inc.	1,360	96,982
Eastman Chemical Co.	225	16,612
Ecolab, Inc.	17,904	3,545,708
FMC Corporation	211	18,500
Freeport-McMoRan, Inc.	2,892	27,676
International Flavors & Fragrances, Inc.	127	15,582
International Paper Co.	727	30,403
Martin Marietta Materials, Inc.	107	29,329
Mosaic Co. (The)	608	12,464
Newmont Goldcorp Corporation	12,242	464,217
Nucor Corporation	652	33,193
Packaging Corporation of America	176	18,673
PPG Industries, Inc.	6,306	747,324
Royal Gold, Inc.Δ	3,608	444,542
Sealed Air Corporation	225	9,340
Sherwin-Williams Co. (The)	1,986	1,092,042
Vulcan Materials Co.	294	44,464
Westrock Co.	468	17,059
		8,050,858
Real Estate — 0.9%
Alexandria Real Estate Equities, Inc. REIT	172	26,495
American Tower Corporation REIT	763	168,722
Apartment Investment & Management Co. Class A REIT	480	25,027
AvalonBay Communities, Inc. REIT	351	75,581
Boston Properties, Inc. REIT	257	33,323
CBRE Group, Inc. Class A*	534	28,307
Crown Castle International Corporation REIT	826	114,822
Digital Realty Trust, Inc. REIT	362	46,991
Equinix, Inc. REIT	132	76,138
Equity Residential REIT	647	55,810
Essex Property Trust, Inc. REIT	109	35,605
Extra Space Storage, Inc. REIT	205	23,948
Federal Realty Investment Trust REIT	105	14,295
HCP, Inc. REIT	933	33,243
Host Hotels & Resorts, Inc. REIT	1,879	32,488
Iron Mountain, Inc. REIT	754	24,422
Kimco Realty Corporation REIT	934	19,502
Macerich Co. (The) REIT	275	8,687
Mid-America Apartment Communities, Inc. REIT	202	26,262
Prologis, Inc. REIT	1,007	85,817
Public Storage REIT	240	58,865
Realty Income Corporation REIT	503	38,570
Regency Centers Corporation REIT	625	43,431
SBA Communications Corporation REIT	126	30,385
Simon Property Group, Inc. REIT	649	101,017
SL Green Realty Corporation REIT	174	14,224
UDR, Inc. REIT	300	14,544
Ventas, Inc. REIT	810	59,154
	Shares	Value
Vornado Realty Trust REIT	299	$19,037
Welltower, Inc. REIT	66,067	5,988,974
Weyerhaeuser Co. REIT	111,807	3,097,054
		10,420,740
Utilities — 5.1%
AES Corporation	1,420	23,203
Alliant Energy Corporation	300	16,179
Ameren Corporation	39,442	3,157,332
American Electric Power Co., Inc.	30,043	2,814,729
American Water Works Co., Inc.	19,819	2,462,114
Aqua America, Inc.Δ	5,637	252,707
Atmos Energy Corporation	65,844	7,498,973
CenterPoint Energy, Inc.	1,978	59,696
CMS Energy Corporation	4,647	297,176
Consolidated Edison, Inc.	18,667	1,763,471
Dominion Energy, Inc.Δ	26,724	2,165,713
DTE Energy Co.	13,486	1,793,099
Duke Energy Corporation	18,867	1,808,591
Edison International	43,762	3,300,530
Entergy Corporation	480	56,333
Evergy, Inc.	31,489	2,095,908
Eversource EnergyΔ	34,078	2,912,647
Exelon Corporation	6,555	316,672
FirstEnergy Corporation	1,116	53,825
IDACORP, Inc.	6,421	723,454
NextEra Energy, Inc.	16,575	3,861,809
NiSource, Inc.	539	16,127
NRG Energy, Inc.	483	19,127
OGE Energy Corporation	3,485	158,149
ONE Gas, Inc.Δ	58,242	5,597,639
Pinnacle West Capital Corporation	44,908	4,359,219
PPL CorporationΔ	11,577	364,560
Public Service Enterprise Group, Inc.	11,028	684,618
Sempra Energy	14,683	2,167,358
Southern Co. (The)	18,676	1,153,616
Spire, Inc.	64,622	5,637,623
UGI Corporation	25,294	1,271,529
WEC Energy Group, Inc.Δ	13,353	1,269,870
Xcel Energy, Inc.	10,724	695,880
		60,829,476
Total Common Stocks (Cost $352,743,978)		467,923,703
FOREIGN COMMON STOCKS — 6.3%
Curacao — 0.6%
Schlumberger, Ltd.	215,358	7,358,783
France — 1.0%
Sodexo SAΔ	26,300	2,952,566
TOTAL SA	171,423	8,946,954
		11,899,520
Ireland — 1.9%
Accenture PLC Class A	18,183	3,497,500
Alkermes PLC*	2,349	45,829
Allegion PLC	156	16,169
Eaton Corporation PLC	837	69,597
Ingersoll-Rand PLC	431	53,104
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Johnson Controls International PLC	1,943	$85,278
Linde PLC	13,341	2,584,419
Medtronic PLC	143,120	15,545,694
nVent Electric PLCΔ	38,100	839,724
Pentair PLC	294	11,113
Seagate Technology PLC	660	35,501
Willis Towers Watson PLC	205	39,559
		22,823,487
Japan — 0.1%
Honda Motor Co., Ltd.	35,600	921,402
Jersey — 0.1%
Aptiv PLC	496	43,360
Janus Henderson Group PLCΔ	62,500	1,403,750
		1,447,110
Netherlands — 0.5%
Akzo Nobel NV	18,500	1,649,220
Koninklijke Ahold Delhaize NV	109,753	2,745,998
LyondellBasell Industries NV Class A	640	57,261
Mylan NV*	35,659	705,335
		5,157,814
Sweden — 0.1%
Atlas Copco AB, B Shares	54,900	1,487,937
Switzerland — 1.9%
ABB, Ltd.	32,200	632,676
Chubb, Ltd.	54,809	8,848,365
Garmin, Ltd.	2,476	209,692
Nestle SA	90,300	9,796,788
Novartis AG	4,500	390,191
Roche Holding AG	9,800	2,851,971
TE Connectivity, Ltd.	617	57,492
Transocean, Ltd.Δ*	8,379	37,454
		22,824,629
United Kingdom — 0.1%
Aon PLC	5,570	1,078,185
Nielsen Holdings PLC	758	16,107
TechnipFMC PLC	1,083	26,144
		1,120,436
Total Foreign Common Stocks (Cost $68,441,567)		75,041,118
PREFERRED STOCKS — 1.0%
Bank of America Corporation, 7.25%, 09/30/19 CONVΔ	1,423	2,133,376
Becton Dickinson and Co., 6.13%, 10/11/19 CONV	60,700	3,757,937
International Flavors & Fragrances, Inc., 6.00%, 09/12/19 CONV	30,902	1,453,630
Stanley Black & Decker, Inc., 5.38%, 10/31/19 CONVΔ	25,905	2,602,934
Wells Fargo & Co., 7.50%, 08/29/19 CONV	996	1,516,400
Total Preferred Stocks (Cost $10,856,676)		11,464,277
	Shares	Value
MUTUAL FUNDS — 1.3%
iShares Russell 1000 Value ETFΔ (Cost $15,017,165)	118,692	$15,223,436

	Par
CORPORATE BONDS — 24.3%
Advanced Micro Devices, Inc.
2.13%, 09/01/26 CONV	$200,000	745,725
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	3,813,000	4,383,512
0.38%, 09/01/27 144A CONV	2,976,000	3,039,310
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONV	2,233,000	2,219,080
Altair Engineering, Inc.
0.25%, 06/01/24 CONV	800,000	809,386
Alteryx, Inc.
0.50%, 08/01/24 144A CONV	846,000	825,324
1.00%, 08/01/26 144A CONV	846,000	815,378
Ares Capital Corporation
3.75%, 02/01/22 CONV	3,607,000	3,736,576
4.63%, 03/01/24 CONV	1,663,000	1,757,375
Atlassian, Inc.
0.63%, 05/01/23 CONV	490,000	805,597
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28^	3,116,000	3,368,084
Bank of New York Mellon Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.42%), 4.95%, 06/20/20^	582,000	585,044
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONVΔ	5,572,000	5,491,188
Blackline, Inc.
0.13%, 08/01/24 144A CONV	1,955,000	1,873,970
Blackstone Mortgage Trust, Inc. REIT
4.75%, 03/15/23 CONV	6,087,000	6,383,741
BofA Finance LLC
0.25%, 05/01/23 CONV	1,383,000	1,393,436
Booking Holdings, Inc.
0.35%, 06/15/20 CONV	1,839,000	2,754,471
Carbonite, Inc.
2.50%, 04/01/22 CONV	748,000	714,148
Charles Schwab Corporation (The)
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/01/27^	319,000	325,067
Chart Industries, Inc.
1.00%, 11/15/24 144A CONV	951,000	1,194,684

See Notes to Schedule of Investments.

	Par	Value
Chegg, Inc.
0.13%, 03/15/25 144A CONV	$2,673,000	$2,451,002
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23^	2,288,000	2,381,156
(Variable, U.S. SOFR + 3.81%), 5.00%, 09/12/24Δ^	1,594,000	1,614,443
CONMED Corporation
2.63%, 02/01/24 144A CONV	1,364,000	1,694,906
Coupa Software, Inc.
0.13%, 06/15/25 144A CONV	629,000	689,541
Cypress Semiconductor Corporation
2.00%, 02/01/23 CONV	1,748,000	2,123,820
DexCom, Inc.
0.75%, 12/01/23 144A CONV	2,756,000	3,237,534
DISH Network Corporation
3.38%, 08/15/26 CONV	6,857,000	6,299,565
DocuSign, Inc.
0.50%, 09/15/23 144A CONV	2,598,000	2,928,578
Duke Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%), 4.88%, 09/16/24^	2,561,000	2,629,187
Dycom Industries, Inc.
0.75%, 09/15/21 CONV	2,482,000	2,394,222
Envestnet, Inc.
1.75%, 12/15/19 CONV	674,000	685,795
1.75%, 06/01/23 CONV	1,710,000	1,851,075
Etsy, Inc.
0.13%, 10/01/26 144A CONV	1,351,000	1,334,437
Euronet Worldwide, Inc.
0.75%, 03/15/49 144A CONVΔ	523,000	613,544
Exact Sciences Corporation
1.00%, 01/15/25 CONVΔ	458,000	647,498
0.38%, 03/15/27 CONV	2,844,000	3,082,327
Extra Space Storage LP REIT
3.13%, 10/01/35 144A CONV	4,108,000	5,250,892
FireEye, Inc.
0.88%, 06/01/24 CONV	2,836,000	2,671,601
Five9, Inc.
0.13%, 05/01/23 CONV	602,000	867,755
Fortive Corporation
0.88%, 02/15/22 144A CONV	1,799,000	1,784,383
FTI Consulting, Inc.
2.00%, 08/15/23 CONV	1,486,000	1,816,055
Greenbrier Cos., Inc. (The)
2.88%, 02/01/24 CONV	1,304,000	1,246,762
Guess?, Inc.
2.00%, 04/15/24 144A CONV	1,510,000	1,515,141
Herbalife Nutrition, Ltd.
2.63%, 03/15/24 CONV	1,925,000	1,800,423
	Par	Value
IH Merger Sub LLC REIT
3.50%, 01/15/22 CONV	$2,513,000	$3,350,614
Illumina, Inc.
0.50%, 06/15/21 CONV	567,000	754,069
0.00%, 08/15/23Ω CONVΔ	2,823,000	3,137,059
Insight Enterprises, Inc.
0.75%, 02/15/25 144A CONV	1,440,000	1,487,401
Insulet Corporation
0.38%, 09/01/26 144A CONV	2,855,000	2,908,984
Intel Corporation
3.25%, 08/01/39 CONV	1,101,000	2,799,270
InterDigital, Inc.
2.00%, 06/01/24 144A CONV	1,265,000	1,246,814
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/21 CONV	1,023,000	1,169,258
Ironwood Pharmaceuticals, Inc.
0.75%, 06/15/24 144A CONV	745,000	692,850
1.50%, 06/15/26 144A CONV	720,000	662,621
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONV	802,000	805,588
1.50%, 08/15/24 CONVΔ	3,500,000	3,381,974
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.47%), 5.74%, 01/30/20†	800,000	804,966
(Variable, U.S. SOFR + 3.38%), 5.00%, 08/01/24^	3,948,000	4,041,252
KBR, Inc.
2.50%, 11/01/23 144A CONV	2,109,000	2,447,895
Liberty Interactive LLC
1.75%, 09/30/46 144A CONV	1,719,000	2,233,411
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV	1,124,000	1,410,428
Liberty Media Corporation
1.38%, 10/15/23 CONV	584,000	699,106
2.25%, 09/30/46 CONV	1,151,000	657,890
2.13%, 03/31/48 144A CONV	4,273,000	4,390,507
Ligand Pharmaceuticals, Inc.
0.75%, 05/15/23 CONV	2,130,000	1,780,577
Live Nation Entertainment, Inc.
2.50%, 03/15/23 CONV	5,514,000	6,478,402
Lumentum Holdings, Inc.
0.25%, 03/15/24 CONV	1,230,000	1,429,888
Macquarie Infrastructure Corporation
2.00%, 10/01/23 CONV	2,192,000	2,005,680
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 CONV	$5,195,000	$5,233,822
Meritor, Inc.
3.25%, 10/15/37 CONV	5,741,000	5,632,230
Microchip Technology, Inc.
1.63%, 02/15/27 CONV	6,026,000	7,772,417
Nabors Industries, Inc.
0.75%, 01/15/24 CONV	558,000	358,278
National Health Investors, Inc. REIT
3.25%, 04/01/21 CONV	218,000	264,343
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 CONV	766,000	1,050,730
New Relic, Inc.
0.50%, 05/01/23 CONV	2,941,000	2,791,267
NextEra Energy Capital Holdings, Inc.
(Variable, ICE LIBOR USD 3M + 3.16%), 5.65%, 05/01/79	1,319,000	1,433,772
NextEra Energy Partners LP
1.50%, 09/15/20 144A CONV	3,672,000	3,862,976
Nice Systems, Inc.
1.25%, 01/15/24 CONV	441,000	788,769
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	2,655,000	2,615,175
1.00%, 12/15/35 CONV	791,000	751,450
Nutanix, Inc.
0.00%, 01/15/23Ω CONV	817,000	764,406
NuVasive, Inc.
2.25%, 03/15/21 CONV	1,841,000	2,181,585
Oasis Petroleum, Inc.
2.63%, 09/15/23 CONV	64,000	47,543
Oil States International, Inc.
1.50%, 02/15/23 CONV	693,000	582,467
Okta, Inc.
0.13%, 09/01/25 144A CONV	3,590,000	3,263,878
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	2,911,000	3,405,185
OSI Systems, Inc.
1.25%, 09/01/22 CONV	900,000	1,011,194
Palo Alto Networks, Inc.
0.75%, 07/01/23 CONV	3,400,000	3,592,242
Pandora Media LLC
1.75%, 12/01/23 CONV	1,434,000	1,675,324
PDC Energy, Inc.
1.13%, 09/15/21 CONV	811,000	751,468
	Par	Value
Plains All American Pipeline LP
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22^	$2,661,000	$2,510,600
Progressive Corporation (The)
(Variable, ICE LIBOR USD 3M + 2.54%), 5.38%, 03/15/23^	292,000	301,934
Proofpoint, Inc.
0.25%, 08/15/24 144A CONV	2,145,000	2,327,626
Pure Storage, Inc.
0.13%, 04/15/23 CONV	2,035,000	2,011,302
Q2 Holdings, Inc.
0.75%, 06/01/26 144A CONV	981,000	1,087,733
Rapid7, Inc.
1.25%, 08/01/23 CONV	497,000	646,606
Repligen Corporation
0.38%, 07/15/24 CONV	554,000	550,538
RH
2.31%, 06/15/23Ω CONVΔ	1,657,000	1,797,332
RingCentral, Inc.
0.00%, 03/15/23Ω CONV	648,000	1,048,004
SailPoint Technologies Holding, Inc.
0.13%, 09/15/24 144A CONV	1,486,000	1,421,410
ServiceNow, Inc.
0.00%, 06/01/22Ω CONV	212,000	406,291
Silicon Laboratories, Inc.
1.38%, 03/01/22 CONV	2,947,000	3,844,265
SM Energy Co.
1.50%, 07/01/21 CONV	822,000	745,490
Snap, Inc.
0.75%, 08/01/26 144A CONV	3,025,000	3,113,701
Spirit Realty Capital, Inc. REIT
3.75%, 05/15/21 CONVΔ	4,088,000	4,188,977
Splunk, Inc.
0.50%, 09/15/23 CONV	3,816,000	4,119,238
1.13%, 09/15/25 CONV	168,000	184,485
Square, Inc.
0.50%, 05/15/23 CONV	2,013,000	2,245,753
Starwood Property Trust, Inc. REIT
4.38%, 04/01/23 CONV	4,121,000	4,276,847
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/23 CONV	1,977,000	1,840,783
Tabula Rasa HealthCare, Inc.
1.75%, 02/15/26 144A CONV	817,000	886,811
Teradyne, Inc.
1.25%, 12/15/23 CONV	2,081,000	3,961,807
Tesla, Inc.
1.25%, 03/01/21 CONVΔ	1,470,000	1,437,844
2.38%, 03/15/22 CONV	889,000	903,839

See Notes to Schedule of Investments.

	Par	Value
2.00%, 05/15/24 CONV	$3,212,000	$3,270,394
Transocean, Inc.
0.50%, 01/30/23 CONV	1,041,000	855,572
Tutor Perini Corporation
2.88%, 06/15/21 CONVΔ	1,757,000	1,676,837
Twilio, Inc.
0.25%, 06/01/23 CONV	259,000	432,859
Twitter, Inc.
0.25%, 06/15/24 CONV	2,790,000	2,959,836
Two Harbors Investment Corporation REIT
6.25%, 01/15/22 CONV	3,246,000	3,346,980
U.S. Bancorp
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 04/15/27^	3,599,000	3,860,287
Verint Systems, Inc.
1.50%, 06/01/21 CONV	3,628,000	3,665,898
Vonage Holdings Corporation
1.75%, 06/01/24 144A CONV	730,000	756,648
Wayfair, Inc.
1.00%, 08/15/26 144A CONV	3,665,000	3,784,432
Wells Fargo & Co.
(Variable, ICE LIBOR USD 3M + 3.77%), 5.89%, 12/15/19†Δ	3,576,000	3,625,170
Western Digital Corporation
1.50%, 02/01/24 CONV	4,108,000	3,953,950
Workday, Inc.
0.25%, 10/01/22 CONV	919,000	1,209,294
Workiva, Inc.
1.13%, 08/15/26 144A CONV	1,700,000	1,559,359
Wright Medical Group, Inc.
1.63%, 06/15/23 CONV	2,867,000	2,740,831
Zendesk, Inc.
0.25%, 03/15/23 CONV	759,000	1,006,045
Zillow Group, Inc.
2.00%, 12/01/21 CONV	1,378,000	1,369,388
0.75%, 09/01/24 144A CONV	1,440,000	1,382,491
Zynga, Inc.
0.25%, 06/01/24 144A CONV	2,967,000	2,960,699
Total Corporate Bonds (Cost $276,632,671)		287,715,949
FOREIGN BONDS — 1.8%
France — 1.0%
AXA SA
7.25%, 05/15/21 144A CONV	264,000	282,257
Cie Generale des Etablissements Michelin SCA
0.63%, 01/10/22Ω CONV	1,400,000	1,408,204
TOTAL SA
0.50%, 12/02/22 CONVΔ	3,800,000	4,002,160
Valeo SA
0.08%, 06/16/21Ω CONVΔ	3,000,000	2,869,239
	Par	Value
Vinci SA
0.38%, 02/16/22 CONV	$3,000,000	$3,614,160
		12,176,020
Israel — 0.2%
Wix.com, Ltd.
0.20%, 07/01/23Ω CONVΔ	1,680,000	1,869,232
Jersey — 0.0%
Ensco Jersey Finance, Ltd.
3.00%, 01/31/24 CONV	30,000	20,400
Netherlands — 0.6%
NXP Semiconductors NV
1.00%, 12/01/19 CONV	2,531,000	2,760,521
QIAGEN NV
0.88%, 03/19/21 CONV	400,000	483,297
1.00%, 11/13/24 CONV	2,000,000	2,076,016
STMicroelectronics NV
0.25%, 07/03/24 CONV	2,000,000	2,397,880
		7,717,714
Total Foreign Bonds (Cost $20,640,917)		21,783,366

	Shares
EQUITY-LINKED SECURITIES — 1.2%
Berkshire Hathaway, Inc., Issued by Citigroup Global Markets, Inc., Maturity Date 01/14/20 144A†††	7,500	1,590,000
Berkshire Hathaway, Inc., Issued by Credit Suisse AG, Maturity Date 12/05/19 144A†††	4,300	876,284
Berkshire Hathaway, Inc., Issued by Merrill Lynch International & Co. CV, Maturity Date 12/27/19 144A	8,400	1,745,100
Berkshire Hathaway, Inc., Issued by Morgan Stanley Asia Products Ltd., Maturity Date 11/18/19 144A†††	9,000	1,886,490
Berkshire Hathaway, Inc., Issued by Royal Bank of Canada, Maturity Date 01/23/20 144A CONV	2,400	512,496
Cerner Corporation, Issued by Canadian Imperial Bank of Commerce, Maturity Date 11/25/19 144A†††	24,400	1,726,349
Cerner Corporation, Issued by Credit Suisse AG, Maturity Date 10/17/19 144A†††	12,200	801,979
Cerner Corporation, Issued by Merrill Lynch International & Co. CV, Maturity Date 11/18/19 144A	11,400	782,040
Cerner Corporation, Issued by Morgan Stanley BV, Maturity Date 10/31/19 144A†††	16,500	1,112,182
Cerner Corporation, Issued by Royal Bank of Canada, Maturity Date 02/10/20 144A CONV†††	8,400	588,588
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cerner Corporation, Issued by Royal Bank of Canada, Maturity Date 11/25/19 144A CONV	2,600	$183,768
Cerner Corporation, Issued by Royal Bank of Canada, Maturity Date 12/04/19 144A CONV	8,200	576,788
Ralph Lauren Corporation., Issued by UBS A.G., Maturity Date 01/23/20 144A†††	7,300	712,809
Southwest Airlines Co., Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 03/16/2020 144A†††	10,000	539,700
Southwest Airlines Co., Issued by Merrill Lynch International & Co. CV, Maturity Date 12/27/19 144A	10,600	555,864
Southwest Airlines Co., Issued by UBS A.G., Maturity Date 02/16/20 144A†††	10,600	551,253
Total Equity-Linked Securities (Cost $14,642,031)		14,741,690
MONEY MARKET FUNDS — 7.5%
GuideStone Money Market Fund, 1.89%Ø∞	69,756,688	69,756,688
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø§	15,587,129	15,587,129
Northern Institutional U.S. Government Portfolio (Shares), 1.83%Ø	3,661,288	3,661,288
Total Money Market Funds (Cost $89,005,105)		89,005,105

	Par
U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Bills
2.40%, 10/03/19Ω‡‡	$1,100,000	1,099,900
2.35%, 04/23/20Ω	33,225,000	32,889,883
1.89%, 07/16/20Ω	48,989,000	48,296,349
U.S. Treasury Notes
1.00%, 10/15/19	37,970,000	37,954,187
1.00%, 11/30/19	18,057,300	18,026,414
1.63%, 12/31/19	22,100,000	22,081,440
1.50%, 06/15/20	29,344,000	29,270,317
1.38%, 08/31/20	26,500,000	26,388,203
Total U.S. Treasury Obligations (Cost $215,770,043)		216,006,693
TOTAL INVESTMENTS — 101.1% (Cost $1,063,750,153)		1,198,905,337

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.0)%
S&P 500®, Strike Price $3,015.00, Expires 10/02/19 (MSCS)	(12)	$(3,572,088)	(1,188)
S&P 500®, Strike Price $3,045.00, Expires 10/28/19 (MSCS)	(13)	(3,869,762)	(15,470)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $3,050.00, Expires 10/07/19 (MSCS)	(12)	$(3,572,088)	$(720)
S&P 500®, Strike Price $3,055.00, Expires 10/04/19 (MSCS)	(13)	(3,869,762)	(455)
S&P 500®, Strike Price $3,055.00, Expires 10/23/19 (MSCS)	(12)	(3,572,088)	(7,980)
S&P 500®, Strike Price $3,060.00, Expires 10/25/19 (MSCS)	(13)	(3,869,762)	(8,840)
S&P 500®, Strike Price $3,065.00, Expires 10/09/19 (MSCS)	(12)	(3,572,088)	(552)
S&P 500®, Strike Price $3,065.00, Expires 10/16/19 (MSCS)	(13)	(3,869,762)	(2,535)
S&P 500®, Strike Price $3,065.00, Expires 10/21/19 (MSCS)	(13)	(3,869,762)	(4,550)
S&P 500®, Strike Price $3,070.00, Expires 10/14/19 (MSCS)	(13)	(3,869,762)	(1,560)
S&P 500®, Strike Price $3,070.00, Expires 10/18/19 (MSCS)	(12)	(3,572,088)	(2,850)
S&P 500®, Strike Price $3,080.00, Expires 10/11/19 (MSCS)	(12)	(3,572,088)	(600)
			(47,300)
Put Options — (0.1)%
S&P 500®, Strike Price $2,800.00, Expires 10/02/19 (MSCS)	(68)	(20,241,832)	(2,720)
S&P 500®, Strike Price $2,820.00, Expires 10/28/19 (MSCS)	(60)	(17,860,440)	(77,100)
S&P 500®, Strike Price $2,845.00, Expires 10/25/19 (MSCS)	(63)	(18,753,462)	(93,240)
S&P 500®, Strike Price $2,850.00, Expires 10/23/19 (MSCS)	(62)	(18,455,788)	(83,080)
S&P 500®, Strike Price $2,860.00, Expires 10/07/19 (MSCS)	(62)	(18,455,788)	(11,780)

See Notes to Schedule of Investments.

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,875.00, Expires 10/04/19 (MSCS)	(63)	$(18,753,462)	$(10,867)
S&P 500®, Strike Price $2,885.00, Expires 10/09/19 (MSCS)	(64)	(19,051,136)	(37,120)
S&P 500®, Strike Price $2,885.00, Expires 10/16/19 (MSCS)	(60)	(17,860,440)	(77,700)
S&P 500®, Strike Price $2,885.00, Expires 10/18/19 (MSCS)	(57)	(16,967,418)	(86,640)
S&P 500®, Strike Price $2,885.00, Expires 10/21/19 (MSCS)	(62)	(18,455,788)	(101,990)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,890.00, Expires 10/14/19 (MSCS)	(60)	$(17,860,440)	$(67,200)
S&P 500®, Strike Price $2,905.00, Expires 10/11/19 (MSCS)	(65)	(19,348,810)	(74,100)
			(723,537)
Total Written Options (Premiums received $(1,349,946))			(770,837)
Liabilities in Excess of Other Assets — (1.0)%			(12,388,380)
NET ASSETS — 100.0%			$1,185,746,120
Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2019	(155)	$(23,083,375)	$274,011
Forward Foreign Currency Contracts outstanding at September 30, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/31/19	U.S. Dollars	13,028,842	Euro	11,691,771	CS	$189,897
12/31/19	U.S. Dollars	10,835,779	Swiss Francs	10,691,122	UBS	30,762
12/30/19	U.S. Dollars	1,308,226	Swedish Kronor	12,641,260	GSC	15,551
12/30/19	U.S. Dollars	777,669	Japanese Yen	83,389,440	BOA	811
12/30/19	Japanese Yen	2,506,240	U.S. Dollars	23,333	BOA	15
Subtotal Appreciation						$237,036
12/30/19	Swedish Kronor	914,620	U.S. Dollars	94,552	GSC	$(1,025)
Subtotal Depreciation						$(1,025)
Total Forward Foreign Currency Contracts outstanding at September 30, 2019						$236,011
See Notes to Schedule of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$467,923,703	$467,923,703	$—	$—
Corporate Bonds	287,715,949	—	287,715,949	—
Equity-Linked Securities	14,741,690	—	4,356,056	10,385,634
Foreign Bonds	21,783,366	—	21,783,366	—
Foreign Common Stocks	75,041,118	75,041,118	—	—
Money Market Funds	89,005,105	89,005,105	—	—
Mutual Funds	15,223,436	15,223,436	—	—
Preferred Stocks	11,464,277	11,464,277	—	—
U.S. Treasury Obligations	216,006,693	—	216,006,693	—
Total Assets - Investments in Securities	$1,198,905,337	$658,657,639	$529,862,064	$10,385,634
Other Financial Instruments***
Forward Foreign Currency Contracts	$237,036	$—	$237,036	$—
Futures Contracts	274,011	274,011	—	—
Total Assets - Other Financial Instruments	$511,047	$274,011	$237,036	$ —
Liabilities:
Investments in Securities:
Written Options:
Call Options	(47,300)	(47,300)	—	—
Put Options	(723,537)	(723,537)	—	—
Total Written Options	(770,837)	(770,837)	—	—
Total Liabilities - Investments in Securities	$(770,837)	$(770,837)	$ —	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,025)	$—	$(1,025)	$—
Total Liabilities - Other Financial Instruments	$(1,025)	$ —	$(1,025)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forwards Foreign Currency Contracts outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended September 30, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2019.

See Notes to Schedule of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 93.1%
Communication Services — 10.0%
Activision Blizzard, Inc.Δ	54,306	$2,873,874
Alphabet, Inc. Class A*	22,095	26,981,088
Alphabet, Inc. Class C*	23,541	28,696,479
AT&T, Inc.	564,206	21,349,555
CBS Corporation Class B (Non-Voting Shares)	28,606	1,154,824
CenturyLink, Inc.Δ	81,484	1,016,920
Charter Communications, Inc. Class A*	13,277	5,471,717
Comcast Corporation Class A	353,018	15,914,051
Discovery, Inc. Class AΔ*	27,796	740,208
Discovery, Inc. Class C*	15,921	391,975
DISH Network Corporation Class A*	18,408	627,161
Electronic Arts, Inc.*	25,211	2,466,140
Facebook, Inc. Class A*	180,451	32,134,714
Fox Corporation Class A	31,129	981,653
Fox Corporation Class B	9,099	286,982
Interpublic Group of Cos., Inc. (The)	31,936	688,540
Netflix, Inc.*	31,847	8,522,894
News Corporation Class A	13,865	193,001
News Corporation Class B	13,984	199,901
Omnicom Group, Inc.	20,889	1,635,609
Take-Two Interactive Software, Inc.*	10,102	1,266,185
T-Mobile US, Inc.*	23,800	1,874,726
TripAdvisor, Inc.*	4,311	166,750
Twitter, Inc.*	52,713	2,171,776
Verizon Communications, Inc.	317,938	19,190,738
Walt Disney Co. (The)	133,804	17,437,337
		194,434,798
Consumer Discretionary — 9.5%
Advance Auto Parts, Inc.Δ	6,948	1,149,199
Amazon.com, Inc.*	31,021	53,849,664
AutoZone, Inc.*	2,011	2,181,171
Best Buy Co., Inc.	15,833	1,092,319
Booking Holdings, Inc.*	3,419	6,710,164
BorgWarner, Inc.	6,279	230,314
Capri Holdings, Ltd.Δ*	14,032	465,301
CarMax, Inc.Δ*	16,274	1,432,112
Carnival CorporationΔ	30,713	1,342,465
Chipotle Mexican Grill, Inc.*	1,449	1,217,841
D.R. Horton, Inc.	20,166	1,062,950
Darden Restaurants, Inc.	9,727	1,149,926
Dollar General Corporation	23,558	3,744,308
Dollar Tree, Inc.*	18,243	2,082,621
eBay, Inc.	59,500	2,319,310
Expedia Group, Inc.	10,462	1,406,197
Ford Motor Co.	395,246	3,620,453
Gap, Inc. (The)	8,085	140,356
General Motors Co.	106,950	4,008,486
Genuine Parts Co.	12,313	1,226,252
H&R Block, Inc.Δ	8,300	196,046
Hanesbrands, Inc.Δ	14,216	217,789
Harley-Davidson, Inc.Δ	8,982	323,083
Hasbro, Inc.	10,784	1,279,953
Hilton Worldwide Holdings, Inc.	25,822	2,404,286
	Shares	Value
Home Depot, Inc. (The)	82,780	$19,206,616
Kohl’s Corporation	15,822	785,721
L Brands, Inc.Δ	19,839	388,646
Leggett & Platt, Inc.Δ	4,991	204,332
Lennar Corporation Class AΔ	21,185	1,183,182
LKQ Corporation*	11,558	363,499
Lowe’s Cos., Inc.	58,190	6,398,572
Macy’s, Inc.Δ	25,359	394,079
Marriott International, Inc. Class A	24,143	3,002,665
McDonald’s Corporation	57,783	12,406,588
Mohawk Industries, Inc.*	2,387	296,155
Newell Brands, Inc.Δ	39,118	732,289
NIKE, Inc. Class B	94,490	8,874,501
Nordstrom, Inc.Δ	4,745	159,764
Norwegian Cruise Line Holdings, Ltd.*	15,478	801,296
NVR, Inc.*	266	988,815
O’Reilly Automotive, Inc.*	5,716	2,277,883
PulteGroup, Inc.	11,415	417,218
PVH Corporation	2,959	261,073
Ralph Lauren Corporation	2,058	196,477
Ross Stores, Inc.	25,592	2,811,281
Royal Caribbean Cruises, Ltd.	10,700	1,159,131
Starbucks Corporation	94,517	8,357,193
Tapestry, Inc.	24,199	630,384
Target Corporation	41,380	4,423,936
Tiffany & Co.Δ	9,641	893,046
TJX Cos., Inc. (The)	90,590	5,049,487
Tractor Supply Co.	4,911	444,151
Ulta Beauty, Inc.*	3,840	962,496
Under Armour, Inc. Class AΔ*	20,379	406,357
Under Armour, Inc. Class CΔ*	9,410	170,603
VF Corporation	27,573	2,453,721
Whirlpool CorporationΔ	2,806	444,358
Yum! Brands, Inc.	23,522	2,668,100
		185,066,181
Consumer Staples — 7.4%
Archer-Daniels-Midland Co.	58,262	2,392,820
Campbell Soup Co.Δ	28,952	1,358,428
Church & Dwight Co., Inc.	27,416	2,062,780
Clorox Co. (The)	12,213	1,854,788
Coca-Cola Co. (The)	369,705	20,126,740
Colgate-Palmolive Co.	85,113	6,256,657
Conagra Brands, Inc.	41,499	1,273,189
Costco Wholesale Corporation	32,613	9,396,132
Coty, Inc. Class AΔ	22,378	235,193
Estee Lauder Cos., Inc. (The) Class A	16,595	3,301,575
General Mills, Inc.	62,909	3,467,544
Hershey Co. (The)	15,496	2,401,725
Hormel Foods CorporationΔ	31,661	1,384,536
J.M. Smucker Co. (The)	10,457	1,150,479
Kellogg Co.Δ	29,100	1,872,585
Kimberly-Clark Corporation	31,736	4,508,099
Kraft Heinz Co. (The)	75,933	2,121,188
Kroger Co. (The)	64,489	1,662,527
Lamb Weston Holdings, Inc.	10,520	765,014

See Notes to Schedule of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
McCormick & Co., Inc. (Non-Voting Shares)Δ	12,700	$1,985,010
Mondelez International, Inc. Class A	123,970	6,858,020
Monster Beverage Corporation*	46,680	2,710,241
PepsiCo, Inc.	124,871	17,119,814
Procter & Gamble Co. (The)	203,972	25,370,037
Sysco Corporation	34,878	2,769,313
Tyson Foods, Inc. Class A	35,391	3,048,581
Walgreens Boots Alliance, Inc.	61,239	3,387,129
Walmart, Inc.	107,713	12,783,379
		143,623,523
Energy — 4.1%
Apache Corporation	23,559	603,110
Archrock, Inc.	13	130
Baker Hughes a GE Co.	33,215	770,588
Cabot Oil & Gas Corporation	29,892	525,202
Chevron Corporation	148,265	17,584,229
Cimarex Energy Co.Δ	3,553	170,331
Concho Resources, Inc.	15,869	1,077,505
ConocoPhillips	89,387	5,093,271
Devon Energy Corporation	38,557	927,681
Diamondback Energy, Inc.Δ	10,890	979,120
EOG Resources, Inc.	40,407	2,999,008
Exterran Corporation*	6	78
Exxon Mobil Corporation	332,330	23,465,821
Halliburton Co.	74,621	1,406,606
Helmerich & Payne, Inc.Δ	4,961	198,787
Hess Corporation	11,305	683,726
HollyFrontier Corporation	10,771	577,757
Kinder Morgan, Inc.	146,006	3,009,184
Marathon Oil Corporation	69,854	857,109
Marathon Petroleum Corporation	50,234	3,051,716
National Oilwell Varco, Inc.	32,684	692,901
Noble Energy, Inc.	40,915	918,951
Occidental Petroleum Corporation	66,841	2,972,419
ONEOK, Inc.	32,556	2,399,052
Phillips 66	31,961	3,272,806
Pioneer Natural Resources Co.	11,479	1,443,714
Valero Energy Corporation	31,110	2,651,816
Williams Cos., Inc. (The)	96,309	2,317,195
		80,649,813
Financials — 12.1%
Affiliated Managers Group, Inc.	2,010	167,533
Aflac, Inc.	66,659	3,487,599
Allstate Corporation (The)	28,840	3,134,331
American Express Co.	47,721	5,644,440
American International Group, Inc.	67,569	3,763,593
Ameriprise Financial, Inc.	10,894	1,602,507
Arthur J. Gallagher & Co.	15,093	1,351,880
Assurant, Inc.	2,341	294,545
Bank of America Corporation	683,906	19,949,538
Bank of New York Mellon Corporation (The)	72,967	3,298,838
BB&T CorporationΔ	59,156	3,157,156
Berkshire Hathaway, Inc. Class B*	149,610	31,121,872
BlackRock, Inc.	9,421	4,198,374
Capital One Financial Corporation	34,907	3,175,839
	Shares	Value
Cboe Global Markets, Inc.	8,664	$995,580
Charles Schwab Corporation (The)	84,796	3,547,017
Cincinnati Financial Corporation	10,988	1,281,970
Citigroup, Inc.	179,525	12,401,587
Citizens Financial Group, Inc.	37,570	1,328,851
CME Group, Inc.	28,081	5,934,639
Comerica, Inc.	10,547	695,997
Discover Financial Services	17,665	1,432,455
E*TRADE Financial Corporation	10,478	457,784
Everest Re Group, Ltd.	3,173	844,304
Fifth Third Bancorp	52,084	1,426,060
First Republic Bank	11,885	1,149,279
Franklin Resources, Inc.Δ	23,495	678,066
Globe Life, Inc.	4,186	400,851
Goldman Sachs Group, Inc. (The)	27,330	5,663,596
Hartford Financial Services Group, Inc. (The)	28,747	1,742,356
Huntington Bancshares, Inc.Δ	83,830	1,196,254
Intercontinental Exchange, Inc.	43,068	3,973,884
Invesco, Ltd.Δ	43,478	736,517
JPMorgan Chase & Co.	247,056	29,076,021
KeyCorp	64,549	1,151,554
Lincoln National Corporation	19,455	1,173,526
Loews Corporation	12,502	643,603
M&T Bank Corporation	10,059	1,589,020
MarketAxess Holdings, Inc.	2,840	930,100
Marsh & McLennan Cos., Inc.	39,915	3,993,496
MetLife, Inc.	79,589	3,753,417
Moody’s Corporation	11,483	2,352,063
Morgan Stanley	104,741	4,469,298
MSCI, Inc.	3,800	827,450
Nasdaq, Inc.	9,140	908,059
Northern Trust Corporation	14,249	1,329,717
People’s United Financial, Inc.	11,480	179,490
PNC Financial Services Group, Inc. (The)	34,137	4,784,642
Principal Financial Group, Inc.	22,421	1,281,136
Progressive Corporation (The)	45,104	3,484,284
Prudential Financial, Inc.	36,128	3,249,714
Raymond James Financial, Inc.	9,228	760,941
Regions Financial Corporation	83,579	1,322,220
S&P Global, Inc.	17,423	4,268,287
State Street Corporation	30,870	1,827,195
SunTrust Banks, Inc.	34,810	2,394,928
SVB Financial Group*	2,215	462,824
Synchrony Financial	55,655	1,897,279
T. Rowe Price Group, Inc.	15,490	1,769,732
Travelers Cos., Inc. (The)	21,004	3,123,085
U.S. Bancorp	117,801	6,519,107
Unum Group	8,642	256,840
Wells Fargo & Co.	318,305	16,055,304
Zions Bancorp NA	7,446	331,496
		236,400,920
Health Care — 12.4%
Abbott Laboratories	130,990	10,959,933
AbbVie, Inc.	116,652	8,832,889
ABIOMED, Inc.*	6,766	1,203,604

See Notes to Schedule of Investments.

	Shares	Value
Agilent Technologies, Inc.	32,843	$2,516,759
Alexion Pharmaceuticals, Inc.*	22,317	2,185,727
Align Technology, Inc.*	8,080	1,461,834
Amgen, Inc.	55,832	10,804,050
Anthem, Inc.	21,194	5,088,679
Baxter International, Inc.	41,154	3,599,740
Becton, Dickinson and Co.	20,264	5,125,981
Biogen, Inc.*	17,050	3,969,581
Boston Scientific Corporation*	120,221	4,891,793
Bristol-Myers Squibb Co.	164,837	8,358,884
Cardinal Health, Inc.	27,527	1,298,999
Celgene Corporation*	57,184	5,678,371
Centene Corporation*	42,096	1,821,073
Cerner Corporation	28,126	1,917,349
Cigna Corporation	29,323	4,450,938
CVS Health Corporation	98,471	6,210,566
Danaher Corporation	49,319	7,123,143
DaVita, Inc.Δ*	13,768	785,740
DENTSPLY SIRONA, Inc.	26,241	1,398,908
Edwards Lifesciences Corporation*	19,109	4,202,260
Eli Lilly & Co.	106,010	11,855,098
Gilead Sciences, Inc.	109,984	6,970,786
HCA Healthcare, Inc.	23,088	2,780,257
Henry Schein, Inc.*	11,738	745,363
Hologic, Inc.*	29,305	1,479,610
Humana, Inc.	11,904	3,043,496
IDEXX Laboratories, Inc.*	8,626	2,345,668
Illumina, Inc.*	10,930	3,325,125
Incyte Corporation*	16,895	1,254,116
Intuitive Surgical, Inc.*	9,533	5,147,153
IQVIA Holdings, Inc.*	14,217	2,123,736
Johnson & Johnson	227,204	29,395,654
Laboratory Corporation of America Holdings*	7,436	1,249,248
McKesson Corporation	16,930	2,313,654
Mettler-Toledo International, Inc.*	2,187	1,540,523
Nektar TherapeuticsΔ*	21,839	397,797
PerkinElmer, Inc.Δ	11,320	964,124
Quest Diagnostics, Inc.	16,017	1,714,300
Regeneron Pharmaceuticals, Inc.*	6,974	1,934,588
ResMed, Inc.	11,820	1,597,000
Stryker Corporation	23,247	5,028,326
Teleflex, Inc.	3,399	1,154,810
Thermo Fisher Scientific, Inc.	34,174	9,953,861
UnitedHealth Group, Inc.	74,142	16,112,539
Universal Health Services, Inc. Class B	9,989	1,485,864
Varian Medical Systems, Inc.*	9,565	1,139,096
Vertex Pharmaceuticals, Inc.*	23,140	3,920,379
Waters CorporationΔ*	6,921	1,544,975
WellCare Health Plans, Inc.Δ*	4,802	1,244,534
Zimmer Biomet Holdings, Inc.	21,341	2,929,479
Zoetis, Inc.	78,966	9,838,374
		240,416,334
Industrials — 8.5%
3M Co.	44,568	7,326,979
A.O. Smith Corporation	16,217	773,713
	Shares	Value
Alaska Air Group, Inc.	10,021	$650,463
American Airlines Group, Inc.Δ	38,478	1,037,752
AMETEK, Inc.	16,745	1,537,526
Arconic, Inc.	16,474	428,324
Boeing Co. (The)	39,324	14,961,602
C.H. Robinson Worldwide, Inc.Δ	12,459	1,056,274
Caterpillar, Inc.	42,426	5,358,828
Cintas Corporation	6,438	1,726,028
Copart, Inc.*	8,500	682,805
CSX Corporation	58,186	4,030,544
Cummins, Inc.	10,680	1,737,316
Deere & Co.	22,646	3,819,927
Delta Air Lines, Inc.	56,365	3,246,624
Dover Corporation	13,712	1,365,167
Emerson Electric Co.	47,350	3,165,821
Equifax, Inc.Δ	8,312	1,169,249
Expeditors International of Washington, Inc.	6,818	506,509
Fastenal Co.Δ	36,004	1,176,251
FedEx Corporation	17,757	2,584,887
Flowserve Corporation	4,858	226,917
Fortive Corporation	19,215	1,317,380
Fortune Brands Home & Security, Inc.	18,870	1,032,189
General Dynamics Corporation	20,407	3,728,971
General Electric Co.	659,185	5,893,114
Honeywell International, Inc.	55,553	9,399,568
Huntington Ingalls Industries, Inc.	2,805	594,071
IDEX Corporation	5,716	936,738
IHS Markit, Ltd.*	26,223	1,753,794
Illinois ToolWorks, Inc.	22,337	3,495,517
J.B. Hunt Transport Services, Inc.Δ	3,269	361,715
Jacobs Engineering Group, Inc.	4,647	425,201
Kansas City Southern	10,006	1,330,898
L3Harris Technologies, Inc.	16,801	3,505,361
Lockheed Martin Corporation	19,185	7,483,301
Masco Corporation	31,887	1,329,050
Norfolk Southern Corporation	19,839	3,564,275
Northrop Grumman Corporation	12,728	4,770,327
PACCAR, Inc.	22,794	1,595,808
Parker-Hannifin Corporation	8,815	1,592,077
Quanta Services, Inc.	5,431	205,292
Raytheon Co.	22,977	4,507,858
Republic Services, Inc.	19,655	1,701,140
Robert Half International, Inc.	4,920	273,847
Rockwell Automation, Inc.	8,494	1,399,811
Roper Technologies, Inc.	6,043	2,154,934
Snap-on, Inc.	5,899	923,429
Southwest Airlines Co.Δ	36,781	1,986,542
Stanley Black & Decker, Inc.	10,352	1,494,932
Textron, Inc.Δ	19,700	964,512
TransDigm Group, Inc.	3,870	2,014,993
Union Pacific Corporation	55,813	9,040,590
United Airlines Holdings, Inc.*	19,397	1,714,889
United Parcel Service, Inc. Class B	50,421	6,041,444
United Rentals, Inc.*	7,513	936,420
United Technologies Corporation	63,362	8,650,180
Verisk Analytics, Inc.	12,729	2,012,964
See Notes to Schedule of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
W.W. Grainger, Inc.	3,321	$986,835
Wabtec CorporationΔ	11,295	811,659
Waste Management, Inc.	33,085	3,804,775
Xylem, Inc.	6,524	519,441
		164,825,348
Information Technology — 20.5%
Adobe, Inc.*	35,347	9,764,609
Advanced Micro Devices, Inc.Δ*	67,324	1,951,723
Akamai Technologies, Inc.*	6,606	603,656
Alliance Data Systems Corporation	2,399	307,384
Amphenol Corporation Class A	18,535	1,788,627
Analog Devices, Inc.	29,267	3,270,002
ANSYS, Inc.*	9,168	2,029,428
Apple, Inc.	334,672	74,956,488
Applied Materials, Inc.	77,376	3,861,062
Arista Networks, Inc.*	4,638	1,108,111
Autodesk, Inc.*	12,971	1,915,817
Automatic Data Processing, Inc.	32,517	5,248,894
Broadcom, Inc.	31,170	8,605,102
Broadridge Financial Solutions, Inc.	6,807	846,995
Cadence Design Systems, Inc.*	14,000	925,120
CDW Corporation	11,000	1,355,640
Cisco Systems, Inc.	338,843	16,742,233
Citrix Systems, Inc.	9,508	917,712
Cognizant Technology Solutions Corporation Class A	43,559	2,625,083
Corning, Inc.Δ	59,799	1,705,467
DXC Technology Co.	18,725	552,388
F5 Networks, Inc.*	2,480	348,242
Fidelity National Information Services, Inc.	46,186	6,131,653
Fiserv, Inc.*	41,181	4,265,940
FleetCor Technologies, Inc.*	6,254	1,793,522
FLIR Systems, Inc.	5,180	272,416
Fortinet, Inc.*	7,377	566,259
Gartner, Inc.*	3,738	534,497
Global Payments, Inc.	22,769	3,620,273
Hewlett Packard Enterprise Co.	113,804	1,726,407
HP, Inc.	132,336	2,503,797
Intel Corporation	337,349	17,383,594
International Business Machines Corporation	69,494	10,105,817
Intuit, Inc.	17,914	4,764,049
Jack Henry & Associates, Inc.	5,530	807,214
Juniper Networks, Inc.	15,019	371,720
Keysight Technologies, Inc.*	13,420	1,305,095
KLA Corporation	9,794	1,561,653
Lam Research Corporation	10,705	2,474,033
Leidos Holdings, Inc.	10,893	935,491
Mastercard, Inc. Class A	66,584	18,082,217
Maxim Integrated Products, Inc.	19,970	1,156,463
Microchip Technology, Inc.Δ	16,977	1,577,333
Micron Technology, Inc.*	84,017	3,600,128
Microsoft Corporation	575,360	79,992,301
Motorola Solutions, Inc.	13,048	2,223,510
NetApp, Inc.	21,788	1,144,088
NVIDIA Corporation	43,187	7,517,561
Oracle Corporation	205,823	11,326,440
	Shares	Value
Paychex, Inc.	27,668	$2,290,080
PayPal Holdings, Inc.*	83,736	8,674,212
Qorvo, Inc.*	4,807	356,391
QUALCOMM, Inc.	91,816	7,003,724
salesforce.com, Inc.*	60,189	8,934,455
Skyworks Solutions, Inc.	15,074	1,194,614
Symantec Corporation	47,298	1,117,652
Synopsys, Inc.*	15,492	2,126,277
Texas Instruments, Inc.	69,952	9,040,596
VeriSign, Inc.*	7,867	1,483,952
Visa, Inc. Class AΔ	130,994	22,532,278
Western Digital CorporationΔ	24,973	1,489,390
Western Union Co. (The)Δ	39,393	912,736
Xerox Holdings Corporation	11,464	342,888
Xilinx, Inc.	18,364	1,761,108
		398,433,607
Materials — 2.0%
Air Products & Chemicals, Inc.	16,602	3,683,320
Albemarle CorporationΔ	5,038	350,242
Avery Dennison Corporation	3,272	371,601
Ball Corporation	26,240	1,910,534
Celanese Corporation	9,582	1,171,783
CF Industries Holdings, Inc.	17,082	840,434
Corteva, Inc.	55,219	1,546,132
Dow, Inc.	55,219	2,631,185
DuPont de Nemours, Inc.	55,219	3,937,667
Eastman Chemical Co.	14,389	1,062,340
Ecolab, Inc.	18,944	3,751,670
FMC Corporation	5,397	473,209
Freeport-McMoRan, Inc.	112,863	1,080,099
International Flavors & Fragrances, Inc.Δ	5,978	733,441
International Paper Co.	30,010	1,255,018
Martin Marietta Materials, Inc.	5,969	1,636,103
Mosaic Co. (The)	26,057	534,168
Newmont Goldcorp Corporation	61,126	2,317,898
Nucor Corporation	22,789	1,160,188
Packaging Corporation of America	6,567	696,759
PPG Industries, Inc.	18,443	2,185,680
Sealed Air Corporation	10,710	444,572
Sherwin-Williams Co. (The)	6,348	3,490,575
Vulcan Materials Co.	11,222	1,697,215
Westrock Co.	21,818	795,266
		39,757,099
Real Estate — 3.1%
Alexandria Real Estate Equities, Inc. REIT	3,214	495,085
American Tower Corporation REIT	31,527	6,971,566
Apartment Investment & Management Co. Class A REIT	5,953	310,389
AvalonBay Communities, Inc. REIT	11,730	2,525,821
Boston Properties, Inc. REIT	11,272	1,461,528
CBRE Group, Inc. Class A*	26,915	1,426,764
Crown Castle International Corporation REIT	30,379	4,222,985
Digital Realty Trust, Inc. REITΔ	16,030	2,080,854
Duke Realty Corporation REIT	32,547	1,105,622

See Notes to Schedule of Investments.

	Shares	Value
Equinix, Inc. REIT	5,188	$2,992,438
Equity Residential REITΔ	36,341	3,134,775
Essex Property Trust, Inc. REIT	5,627	1,838,060
Extra Space Storage, Inc. REIT	8,534	996,942
Federal Realty Investment Trust REIT	2,600	353,964
HCP, Inc. REITΔ	46,597	1,660,251
Host Hotels & Resorts, Inc. REIT	47,435	820,151
Iron Mountain, Inc. REITΔ	20,523	664,740
Kimco Realty Corporation REITΔ	56,971	1,189,555
Macerich Co. (The) REITΔ	4,614	145,756
Mid-America Apartment Communities, Inc. REIT	7,607	988,986
Prologis, Inc. REIT	48,593	4,141,095
Public Storage REIT	13,141	3,223,093
Realty Income Corporation REIT	28,647	2,196,652
Regency Centers Corporation REIT	15,104	1,049,577
SBA Communications Corporation REIT	9,082	2,190,124
Simon Property Group, Inc. REIT	23,980	3,732,487
SL Green Realty Corporation REITΔ	3,720	304,110
UDR, Inc. REIT	11,107	538,467
Ventas, Inc. REIT	33,547	2,449,937
Vornado Realty Trust REIT	15,993	1,018,274
Welltower, Inc. REIT	31,626	2,866,897
Weyerhaeuser Co. REIT	49,383	1,367,909
		60,464,854
Utilities — 3.5%
AES Corporation	56,201	918,324
Alliant Energy Corporation	6,500	350,545
Ameren Corporation	19,884	1,591,714
American Electric Power Co., Inc.	43,060	4,034,291
American Water Works Co., Inc.	16,565	2,057,870
Atmos Energy Corporation	8,640	984,010
CenterPoint Energy, Inc.	32,201	971,826
CMS Energy Corporation	24,417	1,561,467
Consolidated Edison, Inc.	33,879	3,200,549
Dominion Energy, Inc.Δ	73,876	5,986,911
DTE Energy Co.	15,525	2,064,204
Duke Energy Corporation	60,096	5,760,803
Edison International	25,039	1,888,441
Entergy Corporation	9,511	1,116,211
Evergy, Inc.	17,247	1,147,960
Eversource EnergyΔ	22,827	1,951,024
Exelon Corporation	74,076	3,578,612
FirstEnergy CorporationΔ	31,999	1,543,312
NextEra Energy, Inc.	33,860	7,889,041
NiSource, Inc.	23,079	690,524
NRG Energy, Inc.	19,377	767,329
Pinnacle West Capital Corporation	4,108	398,764
PPL CorporationΔ	51,392	1,618,334
Public Service Enterprise Group, Inc.	46,751	2,902,302
Sempra Energy	20,984	3,097,448
	Shares	Value
Southern Co. (The)	81,308	$5,022,395
WEC Energy Group, Inc.Δ	28,327	2,693,898
Xcel Energy, Inc.	35,982	2,334,872
		68,122,981
Total Common Stocks (Cost $1,334,957,475)		1,812,195,458
FOREIGN COMMON STOCKS — 3.4%
Curacao — 0.2%
Schlumberger, Ltd.	106,365	3,634,492
Ireland — 2.1%
Accenture PLC Class A	46,917	9,024,485
Allegion PLC	11,277	1,168,861
Eaton Corporation PLC	34,612	2,877,988
Ingersoll-Rand PLC	16,206	1,996,741
Johnson Controls International PLC	75,803	3,326,994
Linde PLC	41,176	7,976,615
Medtronic PLC	104,997	11,404,774
Pentair PLC	6,692	252,958
Seagate Technology PLC	24,342	1,309,356
Willis Towers Watson PLC	8,889	1,715,310
		41,054,082
Jersey — 0.1%
Amcor PLC	120,129	1,171,258
Aptiv PLC	15,022	1,313,223
		2,484,481
Netherlands — 0.2%
LyondellBasell Industries NV Class A	27,312	2,443,604
Mylan NV*	84,301	1,667,474
		4,111,078
Switzerland — 0.5%
Chubb, Ltd.Δ	35,583	5,744,519
Garmin, Ltd.	4,430	375,177
TE Connectivity, Ltd.	28,610	2,665,880
		8,785,576
United Kingdom — 0.3%
Aon PLC	19,060	3,689,444
Nielsen Holdings PLC	40,749	865,917
TechnipFMC PLCΔ	23,072	556,958
		5,112,319
Total Foreign Common Stocks (Cost $56,491,290)		65,182,028
MONEY MARKET FUNDS — 3.3%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	63,839,123	63,839,123
See Notes to Schedule of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø§	160,144	$160,144
Total Money Market Funds (Cost $63,999,267)		63,999,267

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $2,192,847)	$2,200,000	2,194,424
TOTAL INVESTMENTS — 99.9% (Cost $1,457,640,879)		1,943,571,177
Other Assets in Excess of Liabilities — 0.1%		2,281,237
NET ASSETS — 100.0%		$1,945,852,414
Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2019	440	$65,527,000	$(661,838)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,812,195,458	$1,812,195,458	$—	$—
Foreign Common Stocks	65,182,028	65,182,028	—	—
Money Market Funds	63,999,267	63,999,267	—	—
U.S. Treasury Obligation	2,194,424	—	2,194,424	—
Total Assets - Investments in Securities	$1,943,571,177	$1,941,376,753	$2,194,424	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(661,838)	(661,838)	—	—
Total Liabilities - Other Financial Instruments	$(661,838)	$(661,838)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 80.8%
Communication Services — 5.0%
Activision Blizzard, Inc.Δ	4,616	$244,279
Alphabet, Inc. Class A*	321	391,986
AMC Networks, Inc. Class AΔ*	6,990	343,628
AT&T, Inc.	206,959	7,831,329
CBS Corporation Class B (Non-Voting Shares)	35,053	1,415,090
Charter Communications, Inc. Class A*	426	175,563
Comcast Corporation Class A	387,922	17,487,524
Discovery, Inc. Class AΔ*	94,600	2,519,198
Electronic Arts, Inc.*	21,386	2,091,978
Facebook, Inc. Class A*	11,180	1,990,934
Telephone & Data Systems, Inc.	42,481	1,096,010
T-Mobile US, Inc.*	610	48,050
Verizon Communications, Inc.	343,221	20,716,819
Walt Disney Co. (The)	11,292	1,471,573
		57,823,961
Consumer Discretionary — 6.5%
Advance Auto Parts, Inc.Δ	80,635	13,337,029
AramarkΔ	284,476	12,397,464
AutoNation, Inc.*	7,390	374,673
AutoZone, Inc.*	107	116,054
Booking Holdings, Inc.*	998	1,958,685
Carnival CorporationΔ	3,147	137,555
Dana, Inc.Δ	120,181	1,735,414
Deckers Outdoor Corporation*	5,760	848,794
Dollar General Corporation	77,240	12,276,526
eBay, Inc.	53,157	2,072,060
Expedia Group, Inc.	2,884	387,638
Ford Motor Co.	27,968	256,187
General Motors Co.	7,797	292,232
Graham Holdings Co. Class BΔ	495	328,408
H&R Block, Inc.Δ	10,475	247,419
Home Depot, Inc. (The)	3,115	722,742
Lennar Corporation Class AΔ	139,891	7,812,912
Lowe’s Cos., Inc.	99,964	10,992,041
McDonald’s Corporation	4,182	897,917
Norwegian Cruise Line Holdings, Ltd.*	16,875	873,619
Starbucks Corporation	22,873	2,022,431
Tapestry, Inc.	75,299	1,961,539
Target Corporation	14,772	1,579,275
Toll Brothers, Inc.	14,463	593,706
Wyndham Destinations, Inc.	12,298	565,954
Yum! Brands, Inc.	7,475	847,889
		75,636,163
Consumer Staples — 5.3%
Coca-Cola Co. (The)	12,028	654,804
Colgate-Palmolive Co.	36,887	2,711,563
Conagra Brands, Inc.	75,668	2,321,494
General Mills, Inc.	33,342	1,837,811
Ingredion, Inc.	20,435	1,670,357
Keurig Dr. Pepper, Inc.Δ	2,760	75,403
Kimberly-Clark Corporation	2,726	387,228
Kraft Heinz Co. (The)	8,709	243,286
	Shares	Value
Mondelez International, Inc. Class A	199,991	$11,063,502
PepsiCo, Inc.	108,346	14,854,237
Pilgrim’s Pride Corporation*	23,664	758,313
Procter & Gamble Co. (The)	169,365	21,065,619
Tyson Foods, Inc. Class A	26,711	2,300,885
Walgreens Boots Alliance, Inc.	5,647	312,336
Walmart, Inc.	9,248	1,097,553
		61,354,391
Energy — 7.0%
Baker Hughes a GE Co.	147,589	3,424,065
Chevron Corporation	259,236	30,745,390
ConocoPhillips	41,506	2,365,012
EOG Resources, Inc.	99,519	7,386,300
Exxon Mobil Corporation	40,060	2,828,637
Hess Corporation	124,740	7,544,275
HollyFrontier Corporation	43,935	2,356,673
Kinder Morgan, Inc.	12,449	256,574
Marathon Petroleum Corporation	43,855	2,664,191
Occidental Petroleum Corporation	6,304	280,339
PBF Energy, Inc. Class A	13,869	377,098
Phillips 66	124,740	12,773,376
Valero Energy Corporation	95,396	8,131,555
		81,133,485
Financials — 20.5%
Aflac, Inc.	4,527	236,853
Alleghany Corporation*	1,760	1,404,058
Allstate Corporation (The)	5,410	587,959
Ally Financial, Inc.	68,943	2,286,150
American Express Co.	72,903	8,622,967
American International Group, Inc.	325,243	18,116,035
Ameriprise Financial, Inc.	11,762	1,730,190
Arch Capital Group, Ltd.*	18,488	776,126
AXA Equitable Holdings, Inc.Δ	95,173	2,109,034
Bank of America Corporation	54,882	1,600,908
Bank of New York Mellon Corporation (The)	185,365	8,380,352
BankUnited, Inc.	9,424	316,835
BB&T Corporation	170,706	9,110,579
Berkshire Hathaway, Inc. Class B*	70,732	14,713,671
BlackRock, Inc.	758	337,795
Capital One Financial Corporation	10,105	919,353
Charles Schwab Corporation (The)	2,949	123,357
CIT Group, Inc.	15,146	686,265
Citigroup, Inc.	141,602	9,781,866
Citizens Financial Group, Inc.	65,829	2,328,372
CME Group, Inc.	2,265	478,685
Discover Financial Services	5,484	444,697
Fifth Third Bancorp	6,534	178,901
First Citizens BancShares, Inc. Class A	314	148,067
First Hawaiian, Inc.	49,121	1,311,531
Goldman Sachs Group, Inc. (The)	2,146	444,716
Hanover Insurance Group, Inc. (The)	5,665	767,834
Hartford Financial Services Group, Inc. (The)	66,864	4,052,627
IBERIABANK Corporation	10,347	781,612
Intercontinental Exchange, Inc.	52,641	4,857,185

See Notes to Schedule of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
JPMorgan Chase & Co.	225,320	$26,517,911
Lincoln National Corporation	10,098	609,111
Marsh & McLennan Cos., Inc.	317	31,716
MetLife, Inc.	126,054	5,944,707
MGIC Investment Corporation	119,531	1,503,700
Morgan Stanley	30,427	1,298,320
Navient Corporation	88,650	1,134,720
New York Community Bancorp, Inc.	331,521	4,160,588
Northern Trust Corporation	127,589	11,906,605
Old Republic International Corporation	73,809	1,739,678
PNC Financial Services Group, Inc. (The)	109,895	15,402,883
Popular, Inc.	31,192	1,686,863
Principal Financial Group, Inc.	18,236	1,042,005
Progressive Corporation (The)	2,335	180,379
Prudential Financial, Inc.	13,617	1,224,849
Radian Group, Inc.	38,979	890,280
Reinsurance Group of America, Inc.	103,163	16,493,700
TD Ameritrade Holding Corporation	121	5,651
Travelers Cos., Inc. (The)	1,398	207,869
U.S. Bancorp	379,403	20,996,162
Voya Financial, Inc.	41,922	2,282,234
Wells Fargo & Co.	443,725	22,381,489
Wintrust Financial Corporation	17,237	1,114,027
Zions Bancorp NA	59,300	2,640,036
		239,030,063
Health Care — 9.0%
Abbott Laboratories	6,514	545,026
Agilent Technologies, Inc.	14,474	1,109,143
Alexion Pharmaceuticals, Inc.*	711	69,635
Amgen, Inc.	1,092	211,313
Anthem, Inc.	32,609	7,829,421
Baxter International, Inc.	2,173	190,072
Becton, Dickinson and Co.	1,687	426,743
Biogen, Inc.*	1,055	245,625
Bristol-Myers Squibb Co.	9,474	480,427
Bruker Corporation	28,897	1,269,445
Centene Corporation*	29,502	1,276,256
Cerner Corporation	120,200	8,194,034
Cigna Corporation	1,870	283,847
CVS Health Corporation	162,622	10,256,570
Danaher Corporation	3,971	573,532
Eli Lilly & Co.	18,891	2,112,581
Exelixis, Inc.*	55,398	979,714
Gilead Sciences, Inc.	64,535	4,090,228
HCA Healthcare, Inc.	850	102,357
Hologic, Inc.*	13,115	662,176
Humana, Inc.	3,721	951,348
Johnson & Johnson	161,137	20,847,905
McKesson Corporation	33,695	4,604,759
Mettler-Toledo International, Inc.*	872	614,237
Molina Healthcare, Inc.*	24,089	2,643,045
Quest Diagnostics, Inc.	97,000	10,381,910
Regeneron Pharmaceuticals, Inc.*	576	159,782
Thermo Fisher Scientific, Inc.	1,050	305,833
	Shares	Value
UnitedHealth Group, Inc.	27,158	$5,901,977
Varian Medical Systems, Inc.*	18,889	2,249,491
Zimmer Biomet Holdings, Inc.	113,710	15,608,972
		105,177,404
Industrials — 9.3%
3M Co.	943	155,029
Allison Transmission Holdings, Inc.	25,547	1,201,986
Carlisle Cos., Inc.	2,957	430,362
Caterpillar, Inc.	3,220	406,718
Crane Co.	7,004	564,733
CSX Corporation	2,995	207,464
Cummins, Inc.	1,351	219,767
Curtiss-Wright Corporation	13,606	1,760,208
Deere & Co.	25,461	4,294,761
Delta Air Lines, Inc.	3,021	174,010
EMCOR Group, Inc.	15,051	1,296,192
Emerson Electric Co.	101,644	6,795,918
FedEx Corporation	1,579	229,855
General Dynamics Corporation	26,108	4,770,715
General Electric Co.	1,294,367	11,571,641
Honeywell International, Inc.	2,294	388,145
Hubbell, Inc.	84,375	11,086,875
J.B. Hunt Transport Services, Inc.Δ	36,233	4,009,181
Jacobs Engineering Group, Inc.	98,561	9,018,331
JetBlue Airways CorporationΔ*	118,162	1,979,213
ManpowerGroup, Inc.	23,824	2,006,934
Masco Corporation	9,007	375,412
Norfolk Southern Corporation	1,348	242,182
Owens Corning	2,531	159,959
PACCAR, Inc.	27,364	1,915,754
Raytheon Co.	729	143,023
Regal Beloit Corporation	1,586	115,540
Roper Technologies, Inc.	430	153,338
Southwest Airlines Co.	159,335	8,605,683
Spirit AeroSystems Holdings, Inc. Class A	40,234	3,308,844
Teledyne Technologies, Inc.*	3,748	1,206,819
Terex Corporation	46,760	1,214,357
Textron, Inc.	77,833	3,810,704
Uber Technologies, Inc.Δ*	756	23,035
United Airlines Holdings, Inc.*	25,968	2,295,831
United Parcel Service, Inc. Class B	29,535	3,538,884
United Technologies Corporation	74,428	10,160,911
Wabtec CorporationΔ	109,068	7,837,626
Waste Management, Inc.	593	68,195
		107,744,135
Information Technology — 7.2%
Analog Devices, Inc.	1,759	196,533
Applied Materials, Inc.	129,757	6,474,874
Autodesk, Inc.*	138	20,383
Avnet, Inc.	11,120	494,673
Broadcom, Inc.	18,119	5,002,112
Cadence Design Systems, Inc.*	31,432	2,077,027
Cisco Systems, Inc.	84,602	4,180,185
Citrix Systems, Inc.	22,079	2,131,065

See Notes to Schedule of Investments.

	Shares	Value
Cognizant Technology Solutions Corporation Class A	3,431	$206,769
Corning, Inc.	122,975	3,507,247
Cypress Semiconductor Corporation	170,100	3,970,134
Dell Technologies, Inc. Class C*	387	20,070
Fidelity National Information Services, Inc.	1,342	178,164
Hewlett Packard Enterprise Co.	12,627	191,552
HP, Inc.	116,449	2,203,215
Intel Corporation	81,440	4,196,603
International Business Machines Corporation	26,373	3,835,162
Jabil, Inc.	15,406	551,073
Maxim Integrated Products, Inc.	110,900	6,422,219
MAXIMUS, Inc.	2,546	196,704
Micron Technology, Inc.*	8,984	384,964
Microsoft Corporation	79,268	11,020,630
Oracle Corporation	215,106	11,837,283
QUALCOMM, Inc.	98,300	7,498,324
Synopsys, Inc.*	5,420	743,895
Teradata CorporationΔ*	20,794	644,614
Texas Instruments, Inc.	46,743	6,041,065
		84,226,539
Materials — 3.9%
Air Products & Chemicals, Inc.	60,829	13,495,522
Cabot Corporation	7,899	357,983
Cleveland-Cliffs, Inc.Δ	50,940	367,787
Corteva, Inc.	358,923	10,049,844
Domtar Corporation	6,737	241,252
Dow, Inc.	78,647	3,747,529
DuPont de Nemours, Inc.	127,131	9,065,712
Freeport-McMoRan, Inc.	257,131	2,460,744
Huntsman Corporation	99,620	2,317,161
NewMarket Corporation	677	319,605
PPG Industries, Inc.	931	110,333
Reliance Steel & Aluminum Co.	13,970	1,392,250
Silgan Holdings, Inc.	10,008	300,590
Southern Copper Corporation	587	20,034
Steel Dynamics, Inc.	35,787	1,066,453
		45,312,799
Real Estate — 2.5%
American Campus Communities, Inc. REIT	29,371	1,412,158
Brandywine Realty Trust REITΔ	9,323	141,243
CBRE Group, Inc. Class A*	37,528	1,989,359
Corporate Office Properties Trust REIT	32,422	965,527
Cousins Properties, Inc. REIT	42,725	1,606,033
Douglas Emmett, Inc. REIT	12,337	528,394
First Industrial Realty Trust, Inc. REITΔ	7,159	283,210
Jones Lang LaSalle, Inc.	21,584	3,001,471
Park Hotels & Resorts, Inc. REITΔ	82,029	2,048,264
Prologis, Inc. REIT	3,910	333,210
Public Storage REIT	313	76,770
Simon Property Group, Inc. REIT	631	98,215
	Shares	Value
Welltower, Inc. REIT	87,400	$7,922,810
Weyerhaeuser Co. REIT	308,700	8,550,990
		28,957,654
Utilities — 4.6%
AES Corporation	371,617	6,072,222
American Electric Power Co., Inc.	2,866	268,516
Dominion Energy, Inc.	112,358	9,105,492
DTE Energy Co.	563	74,857
Duke Energy Corporation	5,419	519,465
Evergy, Inc.	2,740	182,375
Exelon Corporation	63,406	3,063,144
IDACORP, Inc.	1,479	166,639
MDU Resources Group, Inc.	8,885	250,468
NextEra Energy, Inc.	2,973	692,679
Pinnacle West Capital Corporation	155,100	15,055,557
PNM Resources, Inc.	18,177	946,658
Portland General Electric Co.	27,355	1,542,001
Public Service Enterprise Group, Inc.	29,615	1,838,499
Sempra Energy	10,638	1,570,275
Southern Co. (The)	6,826	421,642
Southwest Gas Holdings, Inc.	3,979	362,248
Xcel Energy, Inc.	170,600	11,070,234
		53,202,971
Total Common Stocks (Cost $828,752,688)		939,599,565
FOREIGN COMMON STOCKS — 15.8%
Curacao — 0.8%
Schlumberger, Ltd.	268,567	9,176,934
France — 1.6%
Sanofi ADR	116,299	5,388,133
TOTAL SA ADRΔ	252,900	13,150,800
		18,538,933
Germany — 0.8%
Siemens AG	84,635	9,063,359
Ireland — 6.2%
Eaton Corporation PLC	2,914	242,299
Jazz Pharmaceuticals PLC*	16,432	2,105,596
Johnson Controls International PLC	542,524	23,811,378
Linde PLC	3,444	667,172
Medtronic PLC	341,535	37,097,532
nVent Electric PLCΔ	393,264	8,667,539
		72,591,516
Japan — 0.5%
Honda Motor Co., Ltd. ADRΔ	229,700	5,990,576
Netherlands — 0.3%
Koninklijke Philips NVΔ	66,900	3,086,097
LyondellBasell Industries NV Class A	2,071	185,292
		3,271,389
Norway — 0.6%
Orkla ASA	777,408	7,071,968
See Notes to Schedule of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Singapore — 0.1%
Flex, Ltd.*	104,600	$1,094,639
Switzerland — 3.5%
Chubb, Ltd.	82,081	13,251,157
Nestle SA	55,614	6,033,649
Novartis AG ADR	162,470	14,118,643
TE Connectivity, Ltd.	74,500	6,941,910
		40,345,359
United Kingdom — 1.4%
Mondi PLC	424,300	8,128,056
Nielsen Holdings PLC	289,119	6,143,779
TechnipFMC PLC	73,400	1,771,876
		16,043,711
Total Foreign Common Stocks (Cost $179,748,074)		183,188,384
MUTUAL FUNDS — 0.6%
iShares Russell 1000 Value ETFΔ (Cost $6,731,001)	52,900	6,784,954
MONEY MARKET FUNDS — 4.0%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	33,006,597	33,006,597
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø§	13,418,446	$13,418,446
Total Money Market Funds (Cost $46,425,043)		46,425,043

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $1,495,095)	$1,500,000	1,496,199
TOTAL INVESTMENTS — 101.3% (Cost $1,063,151,901)		1,177,494,145
Liabilities in Excess of Other Assets — (1.3)%		(15,029,262)
NET ASSETS — 100.0%		$1,162,464,883

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Micro S&P 500® E-Mini	12/2019	51	$759,518	$(5,443)
S&P 500® E-Mini	12/2019	121	18,019,925	(149,566)
Total Futures Contracts outstanding at September 30, 2019			$18,779,443	$(155,009)
Forward Foreign Currency Contracts outstanding at September 30, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/31/19	U.S. Dollars	22,053,040	Euro	19,789,870	CS	$321,425
12/31/19	U.S. Dollars	8,084,509	British Pounds	6,437,762	JPM	137,314
12/30/19	U.S. Dollars	7,314,381	Norwegian Kroner	65,333,044	GSC	121,987
12/31/19	U.S. Dollars	20,271,864	Swiss Francs	19,998,829	UBS	59,982
12/30/19	U.S. Dollars	4,982,045	Swedish Kronor	48,140,998	GSC	59,221
12/30/19	U.S. Dollars	6,167,119	Japanese Yen	661,315,455	BOA	6,290
12/30/19	Swedish Kronor	45,668,743	U.S. Dollars	4,667,870	GSC	2,144
Subtotal Appreciation						$708,363
12/30/19	Norwegian Kroner	2,250,910	U.S. Dollars	249,045	GSC	$(1,246)
12/31/19	Euro	529,677	U.S. Dollars	582,983	CS	(1,336)
12/30/19	Japanese Yen	21,670,955	U.S. Dollars	203,643	BOA	(1,755)
12/31/19	British Pounds	164,562	U.S. Dollars	205,234	JPM	(2,088)
12/30/19	Swedish Kronor	2,472,255	U.S. Dollars	255,851	GSC	(3,043)

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/31/19	Swiss Francs	566,163	U.S. Dollars	579,718	UBS	$(7,524)
Subtotal Depreciation						$(16,992)
Total Forward Foreign Currency Contracts outstanding at September 30, 2019						$691,371
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$939,599,565	$939,599,565	$—	$—
Foreign Common Stocks	183,188,384	183,188,384	—	—
Money Market Funds	46,425,043	46,425,043	—	—
Mutual Funds	6,784,954	6,784,954	—	—
U.S. Treasury Obligation	1,496,199	—	1,496,199	—
Total Assets - Investments in Securities	$1,177,494,145	$1,175,997,946	$1,496,199	$ —
Assets:
Other Financial Instruments***
Forward Foreign Currency Contracts	$708,363	$—	$708,363	$—
Total Assets - Other Financial Instruments	$708,363	$ —	$708,363	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	(16,992)	—	(16,992)	—
Futures Contracts	(155,009)	(155,009)	—	—
Total Liabilities - Other Financial Instruments	$(172,001)	$(155,009)	$(16,992)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forwards Foreign Currency Contracts outstanding" disclosures.
See Notes to Schedule of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 92.8%
Communication Services — 12.4%
Activision Blizzard, Inc.	58,900	$3,116,988
Alphabet, Inc. Class A*	27,130	33,129,528
Alphabet, Inc. Class C*	35,730	43,554,870
Comcast Corporation Class A	262,279	11,823,537
Electronic Arts, Inc.*	95,010	9,293,878
Facebook, Inc. Class A*	357,076	63,588,094
Match Group, Inc.Δ	103,900	7,422,616
Netflix, Inc.*	36,429	9,749,129
Walt Disney Co. (The)	107,467	14,005,100
		195,683,740
Consumer Discretionary — 14.9%
Advance Auto Parts, Inc.Δ	58,310	9,644,474
Alibaba Group Holding, Ltd. ADR*	291,809	48,799,219
Amazon.com, Inc.*	53,727	93,265,237
Booking Holdings, Inc.*	7,316	14,358,455
Chipotle Mexican Grill, Inc.*	5,674	4,768,827
Floor & Decor Holdings, Inc. Class AΔ*	90,030	4,605,034
GrubHub, Inc.Δ*	77,414	4,351,441
Home Depot, Inc. (The)	51,806	12,020,028
Starbucks Corporation	180,430	15,953,621
TJX Cos., Inc. (The)	147,495	8,221,371
Yum China Holdings, Inc.	155,342	7,057,187
Yum! Brands, Inc.	100,072	11,351,167
		234,396,061
Consumer Staples — 6.8%
Coca-Cola Co. (The)	248,122	13,507,762
Colgate-Palmolive Co.	268,662	19,749,343
Costco Wholesale Corporation	59,243	17,068,501
Estee Lauder Cos., Inc. (The) Class A	51,901	10,325,704
McCormick & Co., Inc. (Non-Voting Shares)Δ	35,858	5,604,605
Monster Beverage Corporation*	400,165	23,233,580
Procter & Gamble Co. (The)	134,302	16,704,483
		106,193,978
Energy — 0.4%
Pioneer Natural Resources Co.	48,146	6,055,323
Financials — 3.4%
American Express Co.	119,701	14,158,234
BlackRock, Inc.	18,524	8,255,036
Charles Schwab Corporation (The)	241,328	10,094,750
FactSet Research Systems, Inc.Δ	37,235	9,046,988
SEI Investments Co.	204,962	12,145,023
		53,700,031
Health Care — 13.2%
ABIOMED, Inc.*	11,050	1,965,685
Alexion Pharmaceuticals, Inc.*	76,632	7,505,338
Align Technology, Inc.*	17,400	3,148,008
Amgen, Inc.	48,577	9,400,135
BioMarin Pharmaceutical, Inc.*	108,093	7,285,468
Cerner Corporation	163,425	11,140,682
Danaher Corporation	69,119	9,982,857
	Shares	Value
DexCom, Inc.Δ*	56,112	$8,374,155
Edwards Lifesciences Corporation*	78,418	17,244,902
Illumina, Inc.*	40,688	12,378,103
Intuitive Surgical, Inc.*	20,233	10,924,404
Johnson & Johnson	73,346	9,489,506
Mirati Therapeutics, Inc.Δ*	14,853	1,157,197
Regeneron Pharmaceuticals, Inc.*	45,846	12,717,680
Sarepta Therapeutics, Inc.Δ*	20,514	1,545,115
Thermo Fisher Scientific, Inc.	89,175	25,974,002
UnitedHealth Group, Inc.	70,585	15,339,532
Varian Medical Systems, Inc.*	63,950	7,615,806
Zoetis, Inc.	270,833	33,743,084
		206,931,659
Industrials — 8.3%
BWX Technologies, Inc.Δ	107,340	6,140,921
C.H. Robinson Worldwide, Inc.Δ	52,953	4,489,355
Cintas Corporation	37,258	9,988,870
CoStar Group, Inc.*	17,941	10,642,601
Deere & Co.	83,788	14,133,360
Expeditors International of Washington, Inc.	208,292	15,474,013
Fortive Corporation	115,815	7,940,276
Honeywell International, Inc.	69,894	11,826,065
IHS Markit, Ltd.*	146,250	9,781,200
Roper Technologies, Inc.	33,218	11,845,539
Uber Technologies, Inc.Δ*	185,870	5,663,459
United Parcel Service, Inc. Class B	102,592	12,292,573
W.W. Grainger, Inc.	35,925	10,675,114
		130,893,346
Information Technology — 30.5%
Adobe, Inc.*	109,612	30,280,315
Akamai Technologies, Inc.*	132,031	12,064,993
Amphenol Corporation Class A	86,659	8,362,593
Apple, Inc.	58,737	13,155,326
Autodesk, Inc.*	208,432	30,785,406
Automatic Data Processing, Inc.	35,772	5,774,316
Cisco Systems, Inc.	278,956	13,783,216
Fidelity National Information Services, Inc.	51,720	6,866,347
Genpact, Ltd.	221,456	8,581,420
Intuit, Inc.	57,143	15,196,609
Microsoft Corporation	506,394	70,403,958
Nutanix, Inc. Class AΔ*	156,902	4,118,678
NVIDIA Corporation	109,867	19,124,549
Oracle Corporation	667,950	36,757,288
Palo Alto Networks, Inc.*	48,747	9,936,101
PayPal Holdings, Inc.*	111,401	11,540,030
QUALCOMM, Inc.	382,309	29,162,531
salesforce.com, Inc.*	109,361	16,233,547
ServiceNow, Inc.*	53,600	13,606,360
Splunk, Inc.*	69,515	8,193,038
Texas Instruments, Inc.	104,730	13,535,305
TiVo Corporation	7	53
Twilio, Inc. Class AΔ*	22,200	2,441,112
Visa, Inc. Class AΔ	525,130	90,327,611

See Notes to Schedule of Investments.

	Shares	Value
VMware, Inc. Class A	40,644	$6,099,039
Workday, Inc. Class A*	19,700	3,348,212
		479,677,953
Materials — 1.4%
Ecolab, Inc.	50,390	9,979,235
Sherwin-Williams Co. (The)	21,226	11,671,541
		21,650,776
Real Estate — 1.5%
Equinix, Inc. REIT	17,751	10,238,777
SBA Communications Corporation REIT	54,926	13,245,405
		23,484,182
Total Common Stocks (Cost $1,007,024,824)		1,458,667,049
FOREIGN COMMON STOCKS — 3.4%
Curacao — 0.5%
Schlumberger, Ltd.	211,734	7,234,951
France — 0.9%
Danone SA ADR	846,388	14,837,266
Ireland — 0.5%
Linde PLC	41,862	8,109,507
Netherlands — 0.4%
NXP Semiconductor NV	64,224	7,008,123
Switzerland — 0.9%
Alcon, Inc.Δ*	20,741	1,208,993
	Shares	Value
Novartis AG ADR	103,708	$9,012,225
Roche Holding AG ADR	105,658	3,851,234
		14,072,452
United Kingdom — 0.2%
Atlassian Corporation PLC Class A*	20,400	2,558,976
Total Foreign Common Stocks (Cost $54,280,378)		53,821,275
MONEY MARKET FUNDS — 4.1%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	55,437,306	55,437,306
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø§	9,132,121	9,132,121
Total Money Market Funds (Cost $64,569,427)		64,569,427

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $2,890,571)	$2,900,000	2,892,650
TOTAL INVESTMENTS — 100.5% (Cost $1,128,765,200)		1,579,950,401
Liabilities in Excess of Other Assets — (0.5)%		(7,559,409)
NET ASSETS — 100.0%		$1,572,390,992
Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2019	235	$34,997,375	$(344,245)
See Notes to Schedule of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,458,667,049	$1,458,667,049	$—	$—
Foreign Common Stocks	53,821,275	53,821,275	—	—
Money Market Funds	64,569,427	64,569,427	—	—
U.S. Treasury Obligation	2,892,650	—	2,892,650	—
Total Assets - Investments in Securities	$1,579,950,401	$1,577,057,751	$2,892,650	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(344,245)	(344,245)	—	—
Total Liabilities - Other Financial Instruments	$(344,245)	$(344,245)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 89.0%
Communication Services — 2.9%
AMC Networks, Inc. Class A*	17,631	$866,740
ATN International, Inc.	12,563	733,302
Cable One, Inc.	2,260	2,835,622
Care.com, Inc.*	5,100	53,295
Cogent Communications Holdings, Inc.	32,600	1,796,260
comScore, Inc.*	40,200	76,782
DHI Group, Inc.*	54,461	209,675
Entravision Communications Corporation Class A	40,403	128,482
Liberty Latin America, Ltd. Class C*	4,500	76,927
Liberty TripAdvisor Holdings, Inc. Class A*	71,868	676,278
Madison Square Garden Co. (The) Class A*	930	245,074
Marchex, Inc. Class B*	65,168	204,628
Marcus Corporation (The)	8,810	326,058
Meet Group, Inc. (The)*	168,110	550,560
MSG Networks, Inc. Class A*	22,478	364,593
Nexstar Media Group, Inc. Class A	5,520	564,751
Rosetta Stone, Inc.*	118,415	2,060,421
Scholastic Corporation	15,992	603,858
Shenandoah Telecommunications Co.	61,700	1,960,209
Telephone & Data Systems, Inc.	21,140	545,412
Tribune Publishing Co.	7,850	67,353
TrueCar, Inc.*	68,983	234,542
Yelp, Inc.*	19,642	682,559
		15,863,381
Consumer Discretionary — 9.3%
Aaron's, Inc.	16,600	1,066,716
Adtalem Global Education, Inc.*	3,800	144,742
American Axle & Manufacturing Holdings, Inc.*	113,642	934,137
American Eagle Outfitters, Inc.	75,061	1,217,489
American Public Education, Inc.*	12,303	274,849
Asbury Automotive Group, Inc.*	8,065	825,291
Bassett Furniture Industries, Inc.	1,291	19,752
BBX Capital Corporation	61,563	287,499
Brinker International, Inc.	25,593	1,092,053
Callaway Golf Co.	105,500	2,047,755
Cheesecake Factory, Inc. (The)	25,805	1,075,552
Chegg, Inc.*	90,728	2,717,304
Chuy's Holdings, Inc.*	15,904	393,783
Collectors Universe, Inc.	8,702	247,833
Container Store Group, Inc. (The)*	6,100	26,962
Cooper-Standard Holdings, Inc.*	16,510	674,929
CSS Industries, Inc.	4,400	17,468
Deckers Outdoor Corporation*	1,606	236,660
Fiesta Restaurant Group, Inc.*	29,977	312,360
Five Below, Inc.*	7,030	886,483
Floor & Decor Holdings, Inc. Class A*	21,400	1,094,610
GameStop Corporation Class A	201,849	1,114,206
GoPro, Inc. Class A*	35,800	185,623
Graham Holdings Co. Class B	1,239	822,015
Green Brick Partners, Inc.*	37,620	402,534
	Shares	Value
Group 1 Automotive, Inc.	18,663	$1,722,782
H&R Block, Inc.	30,471	719,725
Hilton Grand Vacations, Inc.*	54,600	1,747,200
Hooker Furniture Corporation	14,735	315,918
Hudson, Ltd. Class A*	159,000	1,950,930
J.C. Penney Co., Inc.*	121,200	107,735
Jack in the Box, Inc.	17,215	1,568,631
K12, Inc.*	34,072	899,501
Lithia Motors, Inc. Class A	2,867	379,533
M/I Homes, Inc.*	24,307	915,159
Malibu Boats, Inc. Class A*	26,766	821,181
MasterCraft Boat Holdings, Inc.*	8,499	126,848
Meritage Homes Corporation*	1,243	87,445
Modine Manufacturing Co.*	36,200	411,594
Monro, Inc.	27,750	2,192,527
Murphy USA, Inc.*	8,400	716,520
National Vision Holdings, Inc.*	102,300	2,462,361
Nautilus, Inc.*	33,300	44,955
Office Depot, Inc.	109,752	192,615
Ollie's Bargain Outlet Holdings, Inc.*	31,900	1,870,616
OneSpaWorld Holdings, Ltd.*	116,800	1,813,904
Potbelly Corporation*	4,400	19,184
RealReal, Inc. (The)*	31,100	695,396
Regis Corporation*	18,705	378,215
Rocky Brands, Inc.	4,140	137,572
Skechers U.S.A., Inc. Class A*	9,376	350,194
Steven Madden, Ltd.	52,692	1,885,847
Strategic Education, Inc.	27,900	3,791,052
Taylor Morrison Home Corporation Class A*	66,033	1,712,896
Tenneco, Inc. Class A	41,140	515,073
Toll Brothers, Inc.	23,229	953,550
Universal Electronics, Inc.*	1,191	60,622
Vista Outdoor, Inc.*	101,903	630,780
Visteon Corporation*	590	48,699
Wendy's Co. (The)	34,028	679,879
Wyndham Destinations, Inc.	12,335	567,657
		51,612,901
Consumer Staples — 1.5%
BJ's Wholesale Club Holdings, Inc.*	88,800	2,297,256
Central Garden & Pet Co. Class A*	2,149	59,581
Dean Foods Co.	53,183	61,692
Edgewell Personal Care Co.*	12,945	420,583
Fresh Del Monte Produce, Inc.	22,547	769,078
Ingles Markets, Inc. Class A	16,307	633,690
Ingredion, Inc.	1,293	105,690
J&J Snack Foods Corporation	8,205	1,575,360
Lifevantage Corporation*	21,752	298,002
Pilgrim’s Pride Corporation*	18,167	582,162
Post Holdings, Inc.*	800	84,672
Sanderson Farms, Inc.	7,435	1,125,139
SpartanNash Co.	21,700	256,711
		8,269,616
Energy — 2.5%
Amplify Energy Corporation	11,286	69,635
Apergy Corporation*	35,800	968,390

See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Arch Coal, Inc. Class A	24,219	$1,797,050
Berry Petroleum Corporation	3,200	29,952
Bonanza Creek Energy, Inc.*	9,202	206,033
Cactus, Inc. Class A*	33,100	957,914
Carrizo Oil & Gas, Inc.*	46,396	398,310
CONSOL Energy, Inc.*	25,246	394,595
Exterran Corporation*	20,245	264,400
Gran Tierra Energy, Inc.*	132,517	165,646
Gulf Island Fabrication, Inc.*	1,200	6,420
Gulfport Energy Corporation*	9,938	26,932
Hallador Energy Co.	2,900	10,498
HollyFrontier Corporation	26,604	1,427,039
Keane Group, Inc.*	78,274	474,340
KLX Energy Services Holdings, Inc.*	9,899	85,577
Matador Resources Co.*	89,300	1,476,129
Matrix Service Co.*	19,400	332,516
Overseas Shipholding Group, Inc. Class A*	138,146	241,755
Par Pacific Holdings, Inc.*	48,334	1,104,915
Patterson-UTI Energy, Inc.	36,739	314,118
Peabody Energy Corporation	39,000	574,080
ProPetro Holding Corporation*	3,075	27,952
SEACOR Holdings, Inc.*	10,900	513,063
Southwestern Energy Co.*	81,232	156,778
SRC Energy, Inc.*	17,091	79,644
Talos Energy, Inc.*	18,498	376,064
US Silica Holdings, Inc.	13,340	127,530
World Fuel Services Corporation	27,740	1,107,936
		13,715,211
Financials — 15.1%
1st Source Corporation	12,278	561,473
Alleghany Corporation*	1,844	1,471,069
American Equity Investment Life Holding Co.	70,979	1,717,692
AMERISAFE, Inc.	16,400	1,084,204
Argo Group International Holdings, Ltd.	11,600	814,784
Athene Holding, Ltd. Class A*	1,725	72,554
Atlantic Capital Bancshares, Inc.*	12,900	223,686
AXA Equitable Holdings, Inc.	22,029	488,163
Axis Capital Holdings, Ltd.	2,777	185,281
BancFirst Corporation	9,100	504,322
Bancorp, Inc. (The)*	98,989	979,991
Bank of Commerce Holdings	2,061	22,444
Bank of Marin Bancorp	6,360	263,876
BankFinancial Corporation	3,900	46,410
Banner Corporation	14,600	820,082
BCB Bancorp, Inc.	5,039	64,701
Bridge Bancorp, Inc.	13,471	398,203
Brighthouse Financial, Inc.*	20,271	820,367
Bryn Mawr Bank Corporation	14,887	543,524
C&F Financial Corporation	2,822	148,607
Cadence BanCorp	109,000	1,911,860
Capital City Bank Group, Inc.	3,700	101,565
Capstar Financial Holdings, Inc.	5,438	90,162
CBTX, Inc.	2,700	75,276
CenterState Bank Corporation	52,439	1,257,749
Central Pacific Financial Corporation	52,882	1,501,849
	Shares	Value
Central Valley Community Bancorp	5,300	$107,855
Century Bancorp, Inc. Class A	3,277	287,065
Chemung Financial Corporation	736	30,912
CIT Group, Inc.	4,900	222,019
City Holding Co.	9,503	724,604
Civista Bancshares, Inc.	5,887	127,925
Community Trust Bancorp, Inc.	6,200	263,996
Cowen, Inc. Class A*	7,391	113,747
Customers Bancorp, Inc.*	15,601	323,565
Donegal Group, Inc. Class A	1,700	24,922
East West Bancorp, Inc.	12,600	558,054
Elevate Credit, Inc.*	1,916	8,066
Enova International, Inc.*	12,400	257,300
Enterprise Financial Services Corporation	14,800	603,100
Essent Group, Ltd.	33,827	1,612,533
Evercore, Inc. Class A	2,200	176,220
FB Financial Corporation	5,446	204,497
FedNat Holding Co.	6,279	87,843
FGL Holdings	52,169	416,309
Financial Institutions, Inc.	23,991	724,048
First Bancorp	33,739	1,211,230
First BanCorp	128,200	1,279,436
First Bancshares, Inc. (The)	3,300	106,590
First Business Financial Services, Inc.	4,500	108,360
First Citizens BancShares, Inc. Class A	1,270	598,869
First Commonwealth Financial Corporation	35,100	466,128
First Defiance Financial Corporation	9,800	283,857
First Financial Bancorp	52,919	1,295,193
First Financial Corporation	3,100	134,757
First Hawaiian, Inc.	800	21,360
First Interstate BancSystem, Inc. Class A	23,219	934,333
First Merchants Corporation	5,100	191,939
First Midwest Bancorp, Inc.	27,300	531,804
Flagstar Bancorp, Inc.	29,724	1,110,191
Focus Financial Partners, Inc. Class A*	122,500	2,915,500
Great Southern Bancorp, Inc.	3,800	216,410
Great Western Bancorp, Inc.	48,072	1,586,376
Green Dot Corporation Class A*	12,800	323,200
Guaranty Bancshares, Inc.	1,600	48,944
Hallmark Financial Services, Inc.*	39,245	750,757
Hamilton Lane, Inc. Class A	54,616	3,110,927
Hancock Whitney Corporation	19,400	742,923
Hanover Insurance Group, Inc. (The)	9,318	1,262,962
HCI Group, Inc.	6,200	260,648
Heartland Financial USA, Inc.	4,900	219,226
Heritage Financial Corporation	5,300	142,888
Heritage Insurance Holdings, Inc.	24,800	370,760
Home Bancorp, Inc.	500	19,495
HomeStreet, Inc.*	2,673	73,026
HomeTrust Bancshares, Inc.	7,260	189,268
Hope Bancorp, Inc.	21,187	303,822
Houlihan Lokey, Inc.	46,000	2,074,600
IBERIABANK Corporation	7,100	536,334
Independent Bank Corporation	12,811	956,341

See Notes to Schedule of Investments.

	Shares	Value
Independent Bank Corporation (Berlin Exchange)	18,632	$397,141
Independent Bank Group, Inc.	22,609	1,189,459
Kemper Corporation	5,420	422,489
Ladenburg Thalmann Financial Services, Inc.	15,200	36,024
LendingClub Corporation*	6,600	86,328
LendingTree, Inc.*	1,612	500,413
Marlin Business Services Corporation	2,300	57,937
Mercantile Bank Corporation	200	6,560
Merchants Bancorp	6,686	110,586
Meridian Bancorp, Inc.	11,200	210,000
Metropolitan Bank Holding Corporation*	3,089	121,490
MGIC Investment Corporation	163,870	2,061,485
Mid Penn Bancorp, Inc.	5,310	136,095
MidWestOne Financial Group, Inc.	6,629	202,317
National General Holdings Corporation	62,401	1,436,471
Navient Corporation	83,099	1,063,667
Nelnet, Inc. Class A	7,876	500,914
Nicolet Bankshares, Inc.*	3,500	232,995
Northrim BanCorp, Inc.	7,295	289,393
OFG Bancorp	43,582	954,446
Old National Bancorp	79,624	1,369,931
Old Republic International Corporation	48,848	1,151,347
Old Second Bancorp, Inc.	1,300	15,886
OP Bancorp	3,100	30,318
Oppenheimer Holdings, Inc. Class A	13,420	403,405
Opus Bank	10,600	230,762
Park National Corporation	3,766	357,054
Peapack Gladstone Financial Corporation	5,200	145,756
Peoples Bancorp, Inc.	2,400	76,344
People's Utah Bancorp	3,400	96,186
Piper Jaffray Cos.	7,300	551,004
Popular, Inc.	27,191	1,470,489
Primerica, Inc.	3,291	418,714
Protective Insurance Corporation Class B	2,100	36,645
QCR Holdings, Inc.	9,799	372,166
Radian Group, Inc.	53,772	1,228,152
Regional Management Corporation*	12,222	344,172
Reinsurance Group of America, Inc.	3,900	623,532
RenaissanceRe Holdings, Ltd.	769	148,763
Riverview Bancorp, Inc.	23,049	170,102
Sandy Spring Bancorp, Inc.	1,812	61,083
Selective Insurance Group, Inc.	22,920	1,723,355
Shore Bancshares, Inc.	2,900	44,689
Sierra Bancorp	19,397	515,184
South State Corporation	2,000	150,600
State Auto Financial Corporation	2,000	64,780
Stifel Financial Corporation	42,163	2,419,313
Territorial Bancorp, Inc.	2,000	57,160
Third Point Reinsurance, Ltd.*	66,200	661,338
TriCo Bancshares	14,000	508,200
TrustCo Bank Corporation	57,000	464,550
UMB Financial Corporation	12,600	813,708
	Shares	Value
Umpqua Holdings Corporation	45,371	$746,807
United Community Banks, Inc.	33,162	940,143
United Community Financial Corporation	9,993	107,725
United Insurance Holdings Corporation	12,926	180,835
Unum Group	4,220	125,418
Valley National Bancorp	113,136	1,229,788
Voya Financial, Inc.	29,662	1,614,799
W.R. Berkley Corporation	785	56,701
Waddell & Reed Financial, Inc. Class A	37,200	639,096
Washington Federal, Inc.	21,000	776,790
WesBanco, Inc.	19,217	718,139
Wintrust Financial Corporation	9,200	594,596
WisdomTree Investments, Inc.	237,100	1,238,848
WSFS Financial Corporation	16,215	715,082
		83,848,593
Health Care — 10.5%
Acceleron Pharma, Inc.*	38,800	1,532,988
Acorda Therapeutics, Inc.*	103,000	295,610
Adamas Pharmaceuticals, Inc.*	59,707	305,401
Adaptive Biotechnologies Corporation*	41,300	1,276,170
Addus HomeCare Corporation*	45,300	3,591,384
Aduro Biotech, Inc.*	2,500	2,650
Agios Pharmaceuticals, Inc.*	17,033	551,869
Akorn, Inc.*	51,500	195,700
Allscripts Healthcare Solutions, Inc.*	114,500	1,257,210
AMAG Pharmaceuticals, Inc.*	26,642	307,715
Anika Therapeutics, Inc.*	18,562	1,018,868
Applied Genetic Technologies Corporation*	6,200	25,792
Aptinyx, Inc.*	10,500	36,645
Assertio Therapeutics, Inc.*	84,300	107,904
BioCryst Pharmaceuticals, Inc.*	65,958	188,970
BioSpecifics Technologies Corporation*	4,815	257,699
Blueprint Medicines Corporation*	27,900	2,049,813
Bridgebio Pharma, Inc.*	29,300	629,071
Bruker Corporation	9,121	400,686
Chimerix, Inc.*	45,100	105,985
Coherus Biosciences, Inc.*	10,100	204,626
Computer Programs & Systems, Inc.	14,715	332,706
CONMED Corporation	14,627	1,406,386
Corcept Therapeutics, Inc.*	12,624	178,440
Cross Country Healthcare, Inc.*	23,600	243,080
CryoLife, Inc.*	38,268	1,038,976
CryoPort, Inc.*	76,500	1,251,157
Cyclerion Therapeutics, Inc.*	1,900	23,028
Eagle Pharmaceuticals, Inc.*	16,600	939,062
Enanta Pharmaceuticals, Inc.*	7,227	434,198
Endologix, Inc.*	9,607	38,140
Exelixis, Inc.*	31,783	562,082
Five Prime Therapeutics, Inc.*	4,900	18,987
Five Star Senior Living, Inc.Ψ†††*	2,086	—
HealthEquity, Inc.*	20,300	1,160,043
HealthStream, Inc.*	6,091	157,696
See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
ImmunoGen, Inc.*	9,800	$23,716
Immunomedics, Inc.*	29,700	393,822
Inspire Medical Systems, Inc.*	28,200	1,720,764
Intercept Pharmaceuticals, Inc.*	7,091	470,559
Intra-Cellular Therapies, Inc.*	4,700	35,109
iRhythm Technologies, Inc.*	25,900	1,919,449
Jounce Therapeutics, Inc.*	3,600	11,988
Kezar Life Sciences, Inc.*	4,800	15,744
Lannett Co., Inc.*	17,306	193,827
LHC Group, Inc.*	17,300	1,964,588
Ligand Pharmaceuticals, Inc.*	17,232	1,715,273
Magellan Health, Inc.*	11,080	688,068
Medicines Co. (The)*	22,725	1,136,250
Menlo Therapeutics, Inc.*	7,500	33,600
Meridian Bioscience, Inc.	46,721	443,382
Merit Medical Systems, Inc.*	35,060	1,067,928
Mersana Therapeutics, Inc.*	14,200	22,436
Minerva Neurosciences, Inc.*	1,700	13,175
Molina Healthcare, Inc.*	680	74,610
Natera, Inc.*	42,787	1,403,414
Neon Therapeutics, Inc.*	11,727	20,171
NuVasive, Inc.*	26,902	1,705,049
Orthofix Medical, Inc.*	17,731	940,098
Owens & Minor, Inc.	62,300	361,963
PetIQ, Inc.*	41,300	1,125,838
Phreesia, Inc.*	63,800	1,546,512
Prestige Consumer Healthcare, Inc.*	51,096	1,772,520
Puma Biotechnology, Inc.*	23,704	255,174
Quidel Corporation*	22,851	1,401,909
Repligen Corporation*	18,624	1,428,275
Retrophin, Inc.*	60,356	699,526
Revance Therapeutics, Inc.*	12,594	163,722
Rigel Pharmaceuticals, Inc.*	29,600	55,352
RTI Surgical Holdings, Inc.*	5,700	16,245
Silk Road Medical, Inc.*	20,300	660,359
Spark Therapeutics, Inc.*	4,923	477,433
Spectrum Pharmaceuticals, Inc.*	75,980	630,254
STAAR Surgical Co.*	49,400	1,273,532
Supernus Pharmaceuticals, Inc.*	34,911	959,354
Sutro Biopharma, Inc.*	900	8,181
Tabula Rasa HealthCare, Inc.*	16,827	924,475
Tandem Diabetes Care, Inc.*	40,700	2,400,486
Teladoc Health, Inc.*	15,012	1,016,613
Triple-S Management Corporation Class B*	17,855	239,257
Ultragenyx Pharmaceutical, Inc.*	24,050	1,028,859
Vanda Pharmaceuticals, Inc.*	61,569	817,636
Varex Imaging Corporation*	21,840	623,314
		58,026,546
Industrials — 16.1%
ABM Industries, Inc.	32,605	1,184,214
Advanced Drainage Systems, Inc.	6,178	199,364
AECOM*	3,900	146,484
AGCO Corporation	8,900	673,730
Albany International Corporation Class A	34,100	3,074,456
American Woodmark Corporation*	1,098	97,623
	Shares	Value
Apogee Enterprises, Inc.	5,200	$202,748
Applied Industrial Technologies, Inc.	19,922	1,131,570
ArcBest Corporation	23,242	707,719
Armstrong Flooring, Inc.*	32,100	205,119
ASGN, Inc.*	80,516	5,061,236
Atkore International Group, Inc.*	32,728	993,295
Axon Enterprise, Inc.*	28,000	1,589,840
Barnes Group, Inc.	12,755	657,393
Beacon Roofing Supply, Inc.*	55,400	1,857,562
Bloom Energy Corporation Class A*	12,100	39,325
BrightView Holdings, Inc.*	43,397	744,259
Builders FirstSource, Inc.*	18,990	390,719
Casella Waste Systems, Inc. Class A*	57,483	2,468,320
CIRCOR International, Inc.*	35,700	1,340,535
Clean Harbors, Inc.*	42,800	3,304,160
Columbus McKinnon Corporation	41,514	1,512,355
Commercial Vehicle Group, Inc.*	90,041	649,196
Continental Building Products, Inc.*	65,360	1,783,674
Crane Co.	10,421	840,245
Curtiss-Wright Corporation	5,529	715,287
Ducommun, Inc.*	7,200	305,280
Echo Global Logistics, Inc.*	25,500	577,575
EMCOR Group, Inc.	56,675	4,880,851
EnPro Industries, Inc.	10,169	698,102
ESCO Technologies, Inc.	11,223	892,902
Exponent, Inc.	37,800	2,642,220
Federal Signal Corporation	61,168	2,002,640
Fluor Corporation	12,300	235,299
Foundation Building Materials, Inc.*	15,500	240,095
Gibraltar Industries, Inc.*	6,078	279,223
GMS, Inc.*	13,263	380,913
Granite Construction, Inc.	27,061	869,470
Great Lakes Dredge & Dock Corporation*	59,177	618,400
Hawaiian Holdings, Inc.	23,612	620,051
HC2 Holdings, Inc.*	19,100	44,885
Herc Holdings, Inc.*	20,831	968,850
Herman Miller, Inc.	22,788	1,050,299
HNI Corporation	26,244	931,662
Hub Group, Inc. Class A*	21,906	1,018,629
Hyster-Yale Materials Handling, Inc.	5,600	306,488
JetBlue Airways Corporation*	67,852	1,136,521
Kadant, Inc.	11,827	1,038,292
Kelly Services, Inc. Class A	17,500	423,850
Kforce, Inc.	9,180	347,325
Kimball International, Inc. Class B	34,737	670,424
LB Foster Co. Class A*	4,787	103,734
Lennox International, Inc.	1,380	335,299
Manitowoc Co., Inc. (The)*	53,200	665,000
ManpowerGroup, Inc.	6,201	522,372
MasTec, Inc.*	18,611	1,208,412
Moog, Inc. Class A	11,655	945,454
MRC Global, Inc.*	17,800	215,914
Mueller Industries, Inc.	3,486	99,978
MYR Group, Inc.*	29,784	931,941
Navigant Consulting, Inc.	27,277	762,392
Navistar International Corporation*	20,100	565,011

See Notes to Schedule of Investments.

	Shares	Value
Park-Ohio Holdings Corporation	3,500	$104,510
Parsons Corporation*	50,300	1,658,894
Patrick Industries, Inc.*	25,771	1,105,061
Pitney Bowes, Inc.	34,900	159,493
Powell Industries, Inc.	6,400	250,560
Proto Labs, Inc.*	20,200	2,062,420
Quanex Building Products Corporation	20,381	368,489
R.R. Donnelley & Sons Co.	39,200	147,784
RBC Bearings, Inc.*	10,600	1,758,646
Resideo Technologies, Inc.*	2,700	38,745
REV Group, Inc.	28,019	320,257
Rexnord Corporation*	133,788	3,618,965
Spartan Motors, Inc.	15,100	207,172
SPX Corporation*	2,400	96,024
Sterling Construction Co., Inc.*	66,284	871,635
Terex Corporation	30,300	786,891
Tetra Tech, Inc.	23,578	2,045,627
Titan International, Inc.	38,249	103,272
TriNet Group, Inc.*	74,300	4,620,717
TrueBlue, Inc.*	29,290	618,019
US Ecology, Inc.	19,620	1,254,503
Vectrus, Inc.*	7,402	300,891
Veritiv Corporation*	10,800	195,264
Viad Corporation	30,100	2,021,215
Wabash National Corporation	33,712	489,161
WESCO International, Inc.*	2,000	95,540
Willdan Group, Inc.*	22,500	789,300
WillScot Corporation*	119,700	1,864,926
Woodward, Inc.	3,411	367,808
XPO Logistics, Inc.*	1,200	85,884
		89,513,854
Information Technology — 17.2%
2U, Inc.*	62,000	1,009,360
ACI Worldwide, Inc.*	78,500	2,459,012
ADTRAN, Inc.	33,000	374,385
Amdocs, Ltd.	3,163	209,106
Amkor Technology, Inc.*	12,447	113,268
Anixter International, Inc.*	11,619	803,105
Arlo Technologies, Inc.*	78,708	268,394
Avnet, Inc.	7,200	320,292
Belden, Inc.	16,411	875,363
Benchmark Electronics, Inc.	37,400	1,086,844
Blackbaud, Inc.	5,857	529,121
Bottomline Technologies de, Inc.*	26,000	1,023,100
Brooks Automation, Inc.	99,005	3,666,155
Cabot Microelectronics Corporation	10,200	1,440,342
Calix, Inc.*	28,700	183,393
Casa Systems, Inc.*	5,400	42,417
Cirrus Logic, Inc.*	38,946	2,086,727
Cision, Ltd.*	203,900	1,567,991
CSG Systems International, Inc.	17,836	921,764
Daktronics, Inc.	24,500	180,932
Diebold Nixdorf, Inc.*	13,500	151,200
Digi International, Inc.*	16,900	230,178
EMCORE Corporation*	7,600	23,332
Envestnet, Inc.*	50,700	2,874,690
	Shares	Value
Evo Payments, Inc. Class A*	82,100	$2,308,652
Exela Technologies, Inc.*	161,500	190,570
ExlService Holdings, Inc.*	68,422	4,581,537
Fitbit, Inc. Class A*	106,700	406,527
Harmonic, Inc.*	80,300	528,374
I3 Verticals, Inc. Class A*	70,200	1,412,424
II-VI, Inc.*	35,775	1,259,638
Infinera Corporation*	96,300	524,835
Insight Enterprises, Inc.*	27,753	1,545,565
Instructure, Inc.*	58,400	2,262,416
Intevac, Inc.*	5,163	27,054
j2 Global, Inc.	66,312	6,022,456
Jabil, Inc.	12,605	450,881
KBR, Inc.	41,300	1,013,502
Kopin Corporation*	9,500	6,444
Littelfuse, Inc.	11,900	2,109,989
MACOM Technology Solutions Holdings, Inc.*	8,975	192,918
Manhattan Associates, Inc.*	8,044	648,909
MAXIMUS, Inc.	435	33,608
MaxLinear, Inc.*	45,712	1,023,035
Medallia, Inc.*	20,500	562,315
MicroStrategy, Inc. Class A*	7,230	1,072,715
MKS Instruments, Inc.	30,400	2,805,312
NeoPhotonics Corporation*	13,000	79,170
NETGEAR, Inc.*	23,500	757,170
NetScout Systems, Inc.*	20,600	475,036
New Relic, Inc.*	32,800	2,015,560
NIC, Inc.	44,400	916,860
nLight, Inc.*	55,300	865,998
Paylocity Holding Corporation*	52,103	5,084,211
PC Connection, Inc.	4,094	159,257
Pegasystems, Inc.	23,400	1,592,370
Perspecta, Inc.	3,521	91,969
Plantronics, Inc.	18,661	696,429
Pluralsight, Inc. Class A*	135,200	2,270,684
Priority Technology Holdings, Inc.*	122,900	592,378
Progress Software Corporation	7,605	289,446
Q2 Holdings, Inc.*	72,874	5,747,572
Rapid7, Inc.*	22,309	1,012,606
RealPage, Inc.*	58,900	3,702,454
Repay Holdings Corporation*	120,400	1,604,932
Ribbon Communications, Inc.*	10,956	63,983
Rogers Corporation*	11,400	1,558,494
SailPoint Technologies Holding, Inc.*	67,400	1,259,706
ScanSource, Inc.*	1,602	48,941
Seachange International, Inc.*	13,500	38,880
Semtech Corporation*	29,754	1,446,342
Silicon Laboratories, Inc.*	10,754	1,197,458
SMART Global Holdings, Inc.*	5,398	137,541
Smartsheet, Inc. Class A*	41,900	1,509,657
Synaptics, Inc.*	33,100	1,322,345
Synchronoss Technologies, Inc.*	43,900	237,060
Tech Data Corporation*	9,680	1,009,043
Telenav, Inc.*	21,384	102,216
Teradata Corporation*	31,444	974,764
TiVo Corporation	96,500	734,847
See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Unisys Corporation*	113,440	$842,859
Veeco Instruments, Inc.*	26,300	307,184
Vishay Precision Group, Inc.*	8,188	268,075
Western Union Co. (The)	45,500	1,054,235
		95,497,879
Materials — 4.2%
AdvanSix, Inc.*	38,630	993,564
Ashland Global Holdings, Inc.	5,400	416,070
Balchem Corporation	9,099	902,530
Boise Cascade Co.	70,585	2,300,365
CF Industries Holdings, Inc.	2,000	98,400
Cleveland-Cliffs, Inc.	84,997	613,678
Coeur Mining, Inc.*	90,057	433,174
Element Solutions, Inc.*	6,300	64,134
Huntsman Corporation	42,853	996,761
Innospec, Inc.	11,892	1,060,053
Kaiser Aluminum Corporation	15,366	1,520,773
Koppers Holdings, Inc.*	2,800	81,788
Kraton Corporation*	13,200	426,228
Minerals Technologies, Inc.	24,020	1,275,222
Neenah, Inc.	21,844	1,422,481
NewMarket Corporation	323	152,485
PH Glatfelter Co.	20,888	321,466
PolyOne Corporation	11,448	373,777
Quaker Chemical Corporation	6,159	973,984
Reliance Steel & Aluminum Co.	6,395	637,326
Resolute Forest Products, Inc.	98,547	463,171
Ryerson Holding Corporation*	2,500	21,325
Schnitzer Steel Industries, Inc. Class A	23,200	479,312
Silgan Holdings, Inc.	12,200	366,427
Steel Dynamics, Inc.	1,841	54,862
Stepan Co.	12,717	1,234,312
Tredegar Corporation	8,840	172,557
Trinseo SA	58,564	2,515,324
Valvoline, Inc.	11,800	259,954
Verso Corporation Class A*	4,400	54,472
Warrior Met Coal, Inc.	54,520	1,064,230
Worthington Industries, Inc.	37,897	1,366,187
		23,116,392
Real Estate — 6.4%
Alexander & Baldwin, Inc. REIT	2,500	61,275
Altisource Portfolio Solutions SA*	1,400	28,308
American Assets Trust, Inc. REIT	17,401	813,323
American Campus Communities, Inc. REIT	11,858	570,133
American Homes 4 Rent Class A REIT	16,537	428,143
Americold Realty Trust REIT	6,090	225,756
Armada Hoffler Properties, Inc. REIT	44,472	804,498
Bluerock Residential Growth REIT, Inc.	53,671	631,708
Braemar Hotels & Resorts, Inc. REIT	2,200	20,658
Brandywine Realty Trust REIT	74,513	1,128,872
Camden Property Trust REIT	3,000	333,030
Cedar Realty Trust, Inc. REIT	92,029	276,087
	Shares	Value
Chatham Lodging Trust REIT	36,430	$661,204
City Office REIT, Inc.	53,476	769,520
Consolidated-Tomoka Land Co.	6,402	419,971
CorePoint Lodging, Inc. REIT	49,500	500,445
Corporate Office Properties Trust REIT	32,574	970,054
Cousins Properties, Inc. REIT	19,978	750,973
DiamondRock Hospitality Co. REIT	67,400	690,850
EastGroup Properties, Inc. REIT	14,486	1,811,040
Equity Commonwealth REIT	5,880	201,390
First Industrial Realty Trust, Inc. REIT	77,879	3,080,893
Forestar Group, Inc.*	3,900	71,292
Franklin Street Properties Corporation REIT	16,800	142,128
Getty Realty Corporation REIT	5,200	166,712
Gladstone Commercial Corporation REIT	20,411	479,658
Hudson Pacific Properties, Inc. REIT	35,506	1,188,031
Investors Real Estate Trust REIT	6,382	476,544
Jones Lang LaSalle, Inc.	8,179	1,137,372
Kennedy-Wilson Holdings, Inc.	141,225	3,095,652
Kite Realty Group Trust REIT	61,051	985,974
Life Storage, Inc. REIT	800	84,328
Mack-Cali Realty Corporation REIT	39,243	850,003
Marcus & Millichap, Inc.*	1,181	41,914
National Storage Affiliates Trust REIT	36,600	1,221,342
Paramount Group, Inc. REIT	14,200	189,570
Park Hotels & Resorts, Inc. REIT	46,896	1,170,993
Pebblebrook Hotel Trust REIT	36,965	1,028,366
Physicians Realty Trust REIT	58,767	1,043,114
Piedmont Office Realty Trust, Inc. Class A REIT	54,812	1,144,475
Rayonier, Inc. REIT	4,000	112,800
Retail Properties of America, Inc. Class A REIT	92,344	1,137,678
Retail Value, Inc. REIT	5,200	192,608
RPT Realty REIT	102,453	1,388,238
SITE Centers Corporation REIT	18,900	285,579
Sunstone Hotel Investors, Inc. REIT	169,783	2,332,818
Terreno Realty Corporation REIT	3,000	153,270
Xenia Hotels & Resorts, Inc. REIT	12,600	266,112
		35,564,702
Utilities — 3.3%
ALLETE, Inc.	10,180	889,834
Alliant Energy Corporation	20,499	1,105,511
Avista Corporation	27,700	1,341,788
MDU Resources Group, Inc.	18,924	533,468
Northwest Natural Holding Co.	10,100	720,534
NorthWestern Corporation	34,150	2,562,957
NRG Energy, Inc.	37,362	1,479,535
ONE Gas, Inc.	7,800	749,658
PNM Resources, Inc.	12,500	651,000
Portland General Electric Co.	31,472	1,774,077
South Jersey Industries, Inc.	59,870	1,970,322
Southwest Gas Holdings, Inc.	14,400	1,310,976

See Notes to Schedule of Investments.

	Shares	Value
Spire, Inc.	28,095	$2,451,008
Unitil Corporation	12,487	792,175
		18,332,843
Total Common Stocks (Cost $493,785,049)		493,361,918
FOREIGN COMMON STOCKS — 3.0%
Canada — 0.4%
Colliers International Group, Inc.	16,700	1,253,335
IMAX Corporation*	53,300	1,169,935
		2,423,270
France — 0.1%
Talend SA ADR*	19,600	666,008
Germany — 0.2%
MorphoSys AG ADR*	37,600	1,032,872
Ireland — 0.2%
Adient PLC	15,800	362,768
Jazz Pharmaceuticals PLC*	3,001	384,548
Osmotica Pharmaceuticals PLC*	1,000	3,840
Prothena Corporation PLC*	24,201	189,736
		940,892
Israel — 0.3%
Stratasys, Ltd.*	26,700	568,843
Tufin Software Technologies, Ltd.*	54,800	902,008
		1,470,851
Jersey — 1.0%
Mimecast, Ltd.*	14,665	523,101
Novocure, Ltd.*	16,200	1,211,436
WNS Holdings, Ltd. ADR*	67,834	3,985,247
		5,719,784
Netherlands — 0.6%
Argenx SE ADR*	6,300	717,948
InterXion Holding NV*	17,121	1,394,677
Wright Medical Group NV*	59,435	1,226,144
		3,338,769
United Kingdom — 0.2%
LivaNova PLC*	13,400	988,786
Total Foreign Common Stocks (Cost $15,752,960)		16,581,232
PREFERRED STOCK — 0.4%
CuriosityStream LLC0.00 CONVΨ†††* (Cost $1,956,000)	195,600	1,956,000
MONEY MARKET FUNDS — 7.6%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	26,904,153	26,904,153
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø§	15,308,843	15,308,843
Total Money Market Funds (Cost $42,212,996)		42,212,996

	Par	Value
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $1,395,422)	$1,400,000	$1,396,452
TOTAL INVESTMENTS — 100.2% (Cost $555,102,427)		555,508,598
Liabilities in Excess of Other Assets — (0.2)%		(1,148,304)
NET ASSETS — 100.0%		$554,360,294
See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CME Russell 2000 Index E-Mini	12/2019	234	$17,842,500	$(558,250)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$493,361,918	$493,361,918	$—	$—**
Foreign Common Stocks	16,581,232	16,581,232	—	—
Money Market Funds	42,212,996	42,212,996	—	—
Preferred Stock	1,956,000	—	—	1,956,000
U.S. Treasury Obligation	1,396,452	—	1,396,452	—
Total Assets - Investments in Securities	$555,508,598	$552,156,146	$1,396,452	$1,956,000
Liabilities:
Other Financial Instruments***
Futures Contracts	(558,250)	(558,250)	—	—
Total Liabilities - Other Financial Instruments	$(558,250)	$(558,250)	$ —	$ —

**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
There were no transfers to or from Level 3 during the period ended September 30, 2019.
Management has determined that the amount of Level 3 securities, including transfers between Level 2 securities during the period, as compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2019.

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCK — 0.0%
Health Care — 0.0%
BeiGene, Ltd. ADRΔ* (Cost $230,755)	1,505	$184,302
FOREIGN COMMON STOCKS — 95.2%
Australia — 6.7%
AGL Energy, Ltd.	36,482	471,787
Alumina, Ltd.	123,227	197,118
AMP, Ltd.	113,756	140,123
APA Group	85,754	663,301
ASX, Ltd.	12,087	661,379
Aurizon Holdings, Ltd.	83,954	334,322
AusNet Services	175,484	214,974
Australia & New Zealand Banking Group, Ltd.	130,882	2,519,423
Bank of Queensland, Ltd.Δ	4,238	28,376
Bendigo and Adelaide Bank, Ltd.Δ	5,305	41,141
BHP Group, Ltd.	141,389	3,504,208
BlueScope Steel, Ltd.	20,263	164,255
Boral, Ltd.	56,616	184,569
Brambles, Ltd.	67,897	522,429
Caltex Australia, Ltd.	11,404	202,588
Challenger, Ltd.	33,947	168,865
CIMIC Group, Ltd.	2,882	61,177
Coca-Cola Amatil, Ltd.	142,079	1,021,295
Cochlear, Ltd.	3,288	461,934
Coles Group, Ltd.	50,160	521,375
Commonwealth Bank of Australia	84,407	4,604,926
Computershare, Ltd.	44,623	486,410
CSL, Ltd.	21,046	3,319,566
Dexus REIT	36,721	295,683
Flight Centre Travel Group, Ltd.Δ	6,157	197,810
Fortescue Metals Group, Ltd.	42,058	249,806
Goodman Group REIT	76,569	732,826
GPT Group (The) REIT (Athens Exchange)	67,147	279,176
Harvey Norman Holdings, Ltd.Δ	90,687	277,278
Incitec Pivot, Ltd.	86,785	198,571
Insurance Australia Group, Ltd.	151,186	806,140
Lendlease Group	34,784	412,264
Macquarie Group, Ltd.	16,995	1,503,589
Magellan Financial Group, Ltd.	5,400	187,485
Medibank Pvt., Ltd.	117,607	269,888
Mirvac Group REIT	149,919	309,635
National Australia Bank, Ltd.	129,758	2,601,131
Newcrest Mining, Ltd.	36,206	849,194
Orica, Ltd.	21,761	331,058
Origin Energy, Ltd.	89,304	480,398
QBE Insurance Group, Ltd.	67,446	571,765
Ramsay Health Care, Ltd.	6,096	266,907
REA Group, Ltd.	2,055	150,103
Rio Tinto, Ltd.	15,247	953,663
Santos, Ltd.	59,995	313,016
Scentre Group REIT	252,947	670,955
SEEK, Ltd.	15,462	224,063
Sonic Healthcare, Ltd.	25,549	483,703
South32, Ltd.	201,814	356,882
Stockland REIT	85,681	263,128
	Shares	Value
Suncorp Group, Ltd.	85,022	$783,311
Sydney AirportΔ	85,801	465,028
Telstra Corporation, Ltd.	216,660	513,284
TPG Telecom, Ltd.	15,539	72,787
Transurban Group	151,919	1,506,279
Unibail-Rodamco-Westfield	10,140	72,888
Vicinity Centres REIT	137,781	238,998
Washington H Soul Pattinson & Co., Ltd.	1,395	19,801
Wesfarmers, Ltd.	57,427	1,542,662
Westpac Banking Corporation	155,825	3,117,360
Woodside Petroleum, Ltd.	47,504	1,038,194
WorleyParsons, Ltd.	15,221	133,657
		44,235,907
Austria — 0.2%
ANDRITZ AG	720	29,429
Erste Group Bank AG*	12,654	418,456
OMV AG	5,326	285,842
Raiffeisen Bank International AG	8,197	190,212
Verbund AG	1,978	108,227
voestalpine AGΔ	4,506	103,530
		1,135,696
Belgium — 0.8%
Ageas	8,844	490,459
Colruyt SA	10,500	575,428
Groupe Bruxelles Lambert SA	12,096	1,161,514
KBC Group NV	10,166	660,615
Proximus SADP	7,723	229,382
Solvay SA	4,910	508,407
Telenet Group Holding NV	6,213	293,222
UCB SA	12,683	920,668
Umicore SAΔ	9,507	358,841
		5,198,536
Denmark — 1.4%
AP Moeller - Maersk A/S Class A	439	468,484
AP Moeller - Maersk A/S Class B	60	67,849
Chr. Hansen Holding A/SΔ	5,914	501,960
Coloplast A/S Class B	9,585	1,154,406
Danske Bank A/S	33,495	466,391
Demant A/S*	13,113	335,867
DSV A/S	12,504	1,189,805
Genmab A/S*	5,898	1,197,260
H Lundbeck A/S	7,592	251,812
ISS A/S	7,886	195,137
Novozymes A/S, B Shares	12,803	538,291
Orsted A/S 144A	13,824	1,284,733
Pandora A/S	12,981	520,949
Tryg A/S	14,443	413,895
Vestas Wind Systems A/S	9,047	702,369
		9,289,208
Finland — 1.0%
Elisa OYJΔ	7,229	372,688
Fortum OYJ	22,487	531,616
Kone OYJ Class B	13,131	747,666
Metso OYJ	1,554	58,046

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Neste OYJΔ	18,222	$603,181
Nokia OYJ	282,487	1,431,720
Nokian Renkaat OYJ	5,395	152,182
Nordea Bank Abp*	125,599	890,688
Orion OYJ Class B	7,634	284,734
Sampo OYJ, A Shares	18,199	723,617
Stora Enso OYJ, R SharesΔ	18,200	219,299
UPM-Kymmene OYJ	19,161	566,388
Wartsila OYJ AbpΔ	14,669	164,282
		6,746,107
France — 10.2%
Accor SA	11,377	474,314
Aeroports de Paris	1,224	217,725
Air Liquide SA	22,716	3,233,565
Alstom SA	8,266	342,632
Amundi SA 144A	3,229	225,245
Arkema SA	2,715	253,072
Atos SE	4,922	346,991
AXA SA	101,488	2,591,753
BioMerieux	2,764	228,658
BNP Paribas SA	52,676	2,564,693
Bollore SAΔ	53,565	221,973
Bouygues SA	11,283	451,948
Bureau Veritas SA	15,449	372,134
Capgemini SE	7,893	929,982
Carrefour SAΔ	29,040	508,334
Casino Guichard Perrachon SAΔ	2,250	107,390
Cie de St-Gobain	30,007	1,177,421
Cie Generale des Etablissements Michelin SCA	7,665	855,497
CNP Assurances	6,718	129,824
Covivio REIT	2,833	299,828
Credit Agricole SA	47,205	573,165
Danone SA	37,253	3,281,608
Dassault Aviation SA	92	130,157
Dassault Systemes SA	7,719	1,100,042
Edenred	9,445	453,270
Eiffage SA	4,139	429,115
Electricite de France SA	30,397	340,258
Engie SA	112,687	1,839,892
EssilorLuxottica SA	13,851	1,996,565
Eurazeo SE	3,083	229,342
Eurofins Scientific SE Millicom International Cellular SA SDRΔ	602	279,782
Eutelsat Communications SA	8,399	156,313
Faurecia SE	3,831	181,722
Gecina SA REIT	2,894	454,852
Getlink SE	19,820	297,687
Hermes International	2,906	2,008,128
ICADE REIT	2,606	233,056
Iliad SA	1,822	171,223
Imerys SAΔ	3,201	128,672
Ingenico Group	2,895	282,409
Ipsen SA	3,144	298,475
JCDecaux SAΔ	3,731	101,014
Kering SA	3,903	1,988,993
Klepierre REIT	14,221	482,986
	Shares	Value
L’Oreal SA	13,292	$3,721,869
Legrand SA	12,486	891,125
Natixis SA	54,091	224,329
Orange SA	111,352	1,747,094
Peugeot SA	23,149	577,291
Publicis Groupe SA	10,125	497,933
Renault SA	7,966	457,223
Safran SA	15,415	2,426,988
Sanofi	55,646	5,159,005
Sartorius Stedim Biotech	1,344	188,092
Schneider Electric SE	28,797	2,526,677
SCOR SE	5,564	229,783
SEB SA	1,701	258,263
SES SA	12,769	232,771
Societe BIC SAΔ	792	53,176
Societe Generale SA	34,476	944,689
Sodexo SAΔ	5,941	666,965
Suez	19,394	304,923
Teleperformance	2,595	562,573
Thales SA	3,928	451,680
TOTAL SAΔ	115,613	6,034,104
Ubisoft Entertainment SA*	2,676	193,494
Valeo SA	12,169	394,592
Veolia Environnement SA	34,427	872,802
Vinci SA	26,567	2,861,501
Vivendi SA	46,091	1,264,965
Wendel SA	1,720	237,339
Worldline SA 144A*	3,482	219,742
		67,172,693
Germany — 7.5%
1&1 Drillisch AG	1,576	49,128
adidas AG	9,299	2,895,190
Allianz SE	20,895	4,870,328
Aroundtown SA	39,782	325,376
Axel Springer SE*	1,821	125,042
BASF SE	42,548	2,973,578
Bayerische Motoren Werke AG	20,141	1,417,924
Beiersdorf AG	5,172	609,947
Brenntag AG	4,261	206,206
Carl Zeiss Meditec AG	3,097	353,085
Commerzbank AG	39,511	229,192
Continental AG	4,845	621,551
Covestro AG 144A	8,920	441,395
Daimler AG	42,316	2,104,101
Delivery Hero SE 144A*	3,335	148,162
Deutsche Bank AG	81,719	611,997
Deutsche Boerse AG	9,353	1,461,863
Deutsche Lufthansa AG	9,868	156,817
Deutsche Post AG	46,342	1,547,893
Deutsche Telekom AG	165,905	2,783,669
Deutsche Wohnen SE	13,751	501,945
E.ON SE	142,291	1,383,249
Evonik Industries AG	4,379	108,106
Fraport AG Frankfurt Airport ServicesWorldwide	2,669	226,384
Fresenius Medical Care AG & Co. KGaA	9,321	626,837

See Notes to Schedule of Investments.

	Shares	Value
Fresenius SE & Co. KGaA	18,260	$853,717
GEA Group AG	7,555	203,970
Hannover Rueck SE	3,483	588,806
HeidelbergCement AG	7,836	566,429
Henkel AG & Co. KGaA	5,645	516,833
HOCHTIEF AG	586	66,809
HUGO BOSS AG	4,022	215,463
Infineon Technologies AG	63,002	1,133,863
KION Group AG	3,162	166,290
Knorr-Bremse AG	2,858	268,644
LANXESS AG	3,845	234,688
METRO AG	14,082	222,249
MTU Aero Engines AG	1,893	503,027
Muenchener Rueckversicherungs-Gesellschaft AG	6,484	1,677,762
Puma SE	3,890	301,033
RTL Group SA	567	27,266
RWE AG	24,199	756,719
SAP SE	46,559	5,474,585
Siemens AG	36,496	3,908,269
Siemens Healthineers AG 144A	13,084	514,747
Symrise AG	6,729	653,924
Telefonica Deutschland Holding AG	56,298	156,964
thyssenkrupp AG	21,536	298,227
TUI AG	23,283	270,760
Uniper SE	8,857	290,479
United Internet AG	5,566	198,562
Volkswagen AG	1,484	255,078
Vonovia SE	26,657	1,352,501
Wirecard AG	5,045	806,949
Zalando SE 144A*	5,038	229,970
		49,493,548
Hong Kong — 3.4%
AIA Group, Ltd.	577,800	5,459,011
ASM Pacific Technology, Ltd.	23,700	289,382
Bank of East Asia, Ltd. (The)	69,647	171,503
BOC Hong Kong Holdings, Ltd.	154,000	522,653
CK Asset Holdings, Ltd.	142,500	965,430
CK Hutchison Holdings, Ltd.	149,000	1,315,539
CK Infrastructure Holdings, Ltd.	35,000	235,560
CLP Holdings, Ltd.	91,000	956,129
Hang Lung Properties, Ltd.	117,000	265,716
Hang Seng Bank, Ltd.	44,300	955,216
Henderson Land Development Co., Ltd.	105,275	490,263
HK Electric Investments & HK Electric Investments, Ltd.	86,500	82,442
HKT Trust & HKT, Ltd.	253,000	401,562
Hong Kong & China Gas Co., Ltd.	453,929	884,958
Hong Kong Exchanges and Clearing, Ltd.	63,422	1,861,140
Hysan Development Co., Ltd.	65,000	262,067
Kerry Properties, Ltd.	66,000	203,363
Link REIT	91,500	1,009,247
MTR Corporation, Ltd.	109,227	613,189
New World Development Co., Ltd.	409,867	532,356
NWS Holdings, Ltd.	21,399	33,145
	Shares	Value
PCCW, Ltd.	102,000	$57,262
Power Assets Holdings, Ltd.	77,000	517,250
Shangri-La Asia, Ltd.	170,000	173,520
Sino Land Co., Ltd.	166,604	250,404
Sun Hung Kai Properties, Ltd.	71,500	1,029,026
Swire Pacific, Ltd. Class A	22,500	209,420
Swire Properties, Ltd.	63,800	200,248
Techtronic Industries Co., Ltd.	56,000	389,757
Vitasoy International Holdings, Ltd.Δ	58,000	234,954
WH Group, Ltd. 144A	691,000	618,909
Wharf Holdings, Ltd. (The)	77,000	167,996
Wharf Real Estate Investment Co., Ltd.	42,000	229,353
Wheelock & Co., Ltd.	75,000	427,262
Yue Yuen Industrial Holdings, Ltd.	84,000	229,889
		22,245,121
Ireland — 0.6%
AIB Group PLC	35,314	104,848
Bank of Ireland Group PLC	40,646	161,260
CRH PLC	45,968	1,582,748
DCC PLC	3,336	291,062
James Hardie Industries PLC CDI	16,895	283,486
Kerry Group PLC Class A	9,365	1,095,252
Kingspan Group PLC	5,720	279,306
Smurfit Kappa Group PLC	9,229	274,615
		4,072,577
Israel — 0.4%
Azrieli Group, Ltd.	1,239	97,637
Bank Hapoalim BM*	48,532	382,400
Bank Leumi Le-Israel BM	65,831	468,705
Check Point Software Technologies, Ltd.*	5,794	634,443
Elbit Systems, Ltd.	512	85,003
Israel Chemicals, Ltd.	44,785	224,055
Nice, Ltd.*	2,756	397,219
Teva Pharmaceutical Industries, Ltd. ADRΔ*	64,824	445,989
Wix.com, Ltd.*	1,160	135,418
		2,870,869
Italy — 1.9%
Assicurazioni Generali SpA	36,421	705,814
Atlantia SpAΔ	20,348	492,137
Enel SpA	358,493	2,676,956
Eni SpA	121,501	1,858,523
FinecoBank Banca Fineco SpAΔ	27,715	293,380
Intesa Sanpaolo SpA	710,538	1,684,818
Leonardo SpA	20,334	239,139
Mediobanca Banca di Credito Finanziario SpA	21,353	233,202
Moncler SpA	14,899	531,021
Pirelli & C SpA 144AΔ	23,808	140,854
Poste Italiane SpA 144A	25,999	295,561
Prysmian SpA	8,844	189,899
Recordati SpA	8,616	369,630
Snam SpA	106,584	538,338
Telecom Italia SpA*	713,101	391,709
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Tenaris SAΔ	20,917	$221,920
Terna Rete Elettrica Nazionale SpA	90,920	584,085
UniCredit SpA	78,683	927,929
		12,374,915
Japan — 23.4%
ABC-Mart, Inc.	100	6,354
Acom Co., Ltd.Δ	3,200	12,548
Advantest Corporation	10,700	472,532
Aeon Co., Ltd.	41,800	765,641
AEON Financial Service Co., Ltd.Δ	800	12,031
Aeon Mall Co., Ltd.	900	14,192
AGC, Inc.	7,200	223,075
Aisin Seiki Co., Ltd.	5,800	182,113
Ajinomoto Co., Inc.	31,600	596,199
Alfresa Holdings Corporation	4,500	100,425
Alps Alpine Co., Ltd.	9,400	175,351
Amada Holdings Co., Ltd.	8,700	93,658
ANA Holdings, Inc.	7,400	248,708
Aozora Bank, Ltd.	500	12,495
Asahi Intecc Co., Ltd.	7,400	194,162
Asahi Kasei Corporation	46,300	455,613
Astellas Pharma, Inc.	106,900	1,521,070
Bandai Namco Holdings, Inc.	8,000	497,942
Bank of Kyoto, Ltd. (The)Δ	600	23,445
Benesse Holdings, Inc.	7,600	197,231
Bridgestone Corporation	25,700	994,486
Brother Industries, Ltd.	11,600	209,846
Calbee, Inc.	7,900	245,494
Canon, Inc.	61,400	1,636,860
Casio Computer Co., Ltd.	2,100	32,532
Central Japan Railway Co.	7,400	1,520,721
Chiba Bank, Ltd. (The)	40,000	205,688
Chubu Electric Power Co., Inc.Δ	38,800	561,591
Chugai Pharmaceutical Co., Ltd.	14,500	1,126,474
Chugoku Electric Power Co., Inc. (The)	3,100	39,823
Coca-Cola Bottlers Japan Holdings, Inc.	17,900	401,291
Concordia Financial Group, Ltd.	55,000	210,590
Credit Saison Co., Ltd.	2,000	26,802
CyberAgent, Inc.Δ	5,700	218,775
Dai Nippon Printing Co., Ltd.	10,500	271,034
Daicel Corporation	3,100	26,176
Daifuku Co., Ltd.Δ	5,500	283,329
Dai-ichi Life Holdings, Inc.	44,700	673,446
Daiichi Sankyo Co., Ltd.Δ	25,000	1,573,179
Daikin Industries, Ltd.	11,800	1,547,505
Daito Trust Construction Co., Ltd.	3,500	447,029
Daiwa House Industry Co., Ltd.	24,600	797,666
Daiwa House REIT Investment CorporationΔ	101	283,968
Daiwa Securities Group, Inc.	49,000	218,160
Denso CorporationΔ	23,900	1,049,721
Dentsu, Inc.	10,700	376,541
Disco Corporation	1,500	283,838
East Japan Railway Co.	13,000	1,239,584
Eisai Co., Ltd.	11,100	563,700
	Shares	Value
Electric Power Development Co., Ltd.Δ	8,700	$198,340
FamilyMart Co., Ltd.	15,400	375,012
FANUC Corporation	9,700	1,824,721
Fast Retailing Co., Ltd.	2,900	1,722,164
Fuji Electric Co., Ltd.	2,700	82,529
FUJIFILM Holdings Corporation	16,000	701,410
Fujitsu, Ltd.	8,700	696,402
Fukuoka Financial Group, Inc.	5,700	107,595
GMO Payment Gateway, Inc.	4,000	267,468
Hakuhodo DY Holdings, Inc.	5,300	76,516
Hamamatsu Photonics KK	1,200	44,504
Hankyu Hanshin Holdings, Inc.	13,100	504,615
Hikari Tsushin, Inc.	1,200	259,477
Hino Motors, Ltd.	2,100	17,286
Hirose Electric Co., Ltd.	605	74,083
Hisamitsu Pharmaceutical Co., Inc.	3,300	144,208
Hitachi Chemical Co., Ltd.	1,200	39,121
Hitachi Construction Machinery Co., Ltd.	7,500	180,694
Hitachi High-Technologies Corporation	600	34,627
Hitachi Metals, Ltd.	2,000	21,568
Hitachi, Ltd.	45,600	1,696,636
Honda Motor Co., Ltd.	77,400	2,003,273
Hoshizaki Corporation	2,100	164,892
Hoya Corporation	18,800	1,533,385
Hulic Co., Ltd.	26,200	267,755
Idemitsu Kosan Co., Ltd.	8,736	246,830
IHI Corporation	3,400	73,833
Iida Group Holdings Co., Ltd.	2,500	40,647
Inpex Corporation	43,600	399,648
Isetan Mitsukoshi Holdings, Ltd.	12,100	96,464
Isuzu Motors, Ltd.	18,100	199,288
ITOCHU Corporation	54,100	1,116,274
J. Front Retailing Co., Ltd.Δ	17,300	202,240
Japan Airlines Co., Ltd.	6,100	181,209
Japan Airport Terminal Co., Ltd.Δ	400	17,313
Japan Exchange Group, Inc.Δ	17,100	268,697
Japan Post Holdings Co., Ltd.	91,500	842,012
Japan Prime Realty Investment Corporation REIT	9	42,701
Japan Real Estate Investment Corporation REIT	46	308,439
Japan Retail Fund Investment Corporation REIT	40	84,569
JFE Holdings, Inc.	23,900	287,353
JGC CorporationΔ	11,500	150,284
JSR Corporation	2,200	35,180
JTEKT Corporation	2,600	29,793
JXTG Holdings, Inc.	137,150	624,580
Kajima Corporation	17,500	229,341
Kakaku.com, Inc.	3,900	95,872
Kaneka Corporation	600	18,673
Kansai Electric Power Co., Inc. (The)Δ	34,300	383,367
Kansai Paint Co., Ltd.Δ	12,800	297,256
Kao Corporation	24,200	1,786,939

See Notes to Schedule of Investments.

	Shares	Value
KDDI Corporation	81,200	$2,121,526
Keihan Holdings Co., Ltd.	400	17,776
Keikyu Corporation	14,200	275,135
Keio Corporation	1,400	87,140
Keisei Electric Railway Co., Ltd.	1,500	61,665
Keyence Corporation	4,400	2,722,405
Kikkoman CorporationΔ	13,800	658,571
Kintetsu Group Holdings Co., Ltd.	5,900	307,209
Kobayashi Pharmaceutical Co., Ltd.	2,300	174,853
Kobe Steel, Ltd.Δ	10,400	55,403
Koito Manufacturing Co., Ltd.	4,300	209,979
Komatsu, Ltd.	50,300	1,151,376
Konami Holdings Corporation	5,500	265,526
Konica Minolta, Inc.	23,900	166,222
Kose Corporation	1,400	236,301
Kubota Corporation	59,800	903,982
Kuraray Co., Ltd.	7,300	89,592
KuritaWater Industries, Ltd.	900	24,080
Kyocera Corporation	12,500	775,145
Kyowa Kirin Co., Ltd.	29,300	568,522
Kyushu Electric Power Co., Inc.	24,000	226,405
Kyushu Railway Co.	11,000	350,474
Lawson, Inc.Δ	3,900	199,464
LINE CorporationΔ*	5,200	185,877
Lion Corporation	11,600	228,621
LIXIL Group Corporation	11,900	209,110
M3, Inc.	17,400	418,726
Makita Corporation	7,900	248,416
Marubeni Corporation	64,200	426,140
Marui Group Co., Ltd.	6,200	130,852
Maruichi Steel Tube, Ltd.	400	10,554
Mazda Motor Corporation	20,700	183,692
McDonald’s Holdings Co. Japan, Ltd.	5,400	261,198
Medipal Holdings Corporation	4,500	100,134
MEIJI Holdings Co., Ltd.	8,000	583,029
MINEBEA MITSUMI, Inc.	13,700	216,793
MISUMI Group, Inc.	9,900	232,839
Mitsubishi Chemical Holdings Corporation	60,200	428,763
Mitsubishi Corporation	63,100	1,547,081
Mitsubishi Electric Corporation	91,900	1,217,542
Mitsubishi Estate Co., Ltd.	48,200	929,006
Mitsubishi Gas Chemical Co., Inc.	5,500	73,350
Mitsubishi Heavy Industries, Ltd.	13,700	536,216
Mitsubishi Materials Corporation	3,100	83,575
Mitsubishi Motors Corporation	37,400	162,225
Mitsubishi Tanabe Pharma Corporation	19,400	212,615
Mitsubishi UFJ Financial Group, Inc.	578,600	2,934,606
Mitsubishi UFJ Lease & Finance Co., Ltd.	38,900	224,496
Mitsui & Co., Ltd.	64,700	1,057,938
Mitsui Chemicals, Inc.	9,400	210,038
Mitsui Fudosan Co., Ltd.	49,800	1,233,889
Mizuho Financial Group, Inc.	1,187,900	1,819,341
MonotaRO Co., Ltd.	4,000	104,546
MS&AD Insurance Group Holdings, Inc.	18,400	595,607
	Shares	Value
Murata Manufacturing Co., Ltd.	27,700	$1,328,319
Nagoya Railroad Co., Ltd.	1,600	47,797
NEC Corporation	10,400	438,603
Nexon Co., Ltd.*	18,700	226,735
NGK Spark Plug Co., Ltd.	4,500	85,651
NH Foods, Ltd.	6,500	261,202
Nidec Corporation	10,400	1,396,606
Nikon Corporation	13,200	164,565
Nintendo Co., Ltd.	5,500	2,035,699
Nippon Building Fund, Inc. REIT	44	337,757
Nippon Electric Glass Co., Ltd.	2,600	57,807
Nippon Express Co., Ltd.	4,000	203,838
Nippon Paint Holdings Co., Ltd.Δ	7,300	378,756
Nippon Prologis REIT, Inc.	121	331,358
Nippon Steel CorporationΔ	31,000	431,635
Nippon Telegraph & Telephone Corporation	28,800	1,373,344
Nissan Chemical Corporation	5,900	245,276
Nissan Motor Co., Ltd.	88,200	549,879
Nisshin Seifun Group, Inc.	15,300	282,723
Nissin Foods Holdings Co., Ltd.	4,300	310,197
Nitori Holdings Co., Ltd.	3,500	511,769
Nitto Denko Corporation	7,100	341,719
Nomura Holdings, Inc.	192,900	816,915
Nomura Real Estate Master Fund, Inc. REIT	184	332,178
Nomura Research Institute, Ltd.	17,157	341,315
NSK, Ltd.	22,800	191,889
NTT Data Corporation	29,300	377,750
NTT DOCOMO, Inc.	60,100	1,530,222
Obayashi Corporation	26,400	262,718
Obic Co., Ltd.	2,600	296,250
Odakyu Electric Railway Co., Ltd.	9,000	215,417
Oji Holdings Corporation	31,000	144,499
Olympus Corporation	54,000	727,158
Omron Corporation	12,000	655,908
Ono Pharmaceutical Co., Ltd.	29,800	539,363
Oracle Corporation	700	60,661
Oriental Land Co., Ltd.	8,900	1,353,212
ORIX Corporation	76,900	1,145,766
Osaka Gas Co., Ltd.	14,000	267,635
Otsuka Corporation	6,900	274,724
Otsuka Holdings Co., Ltd.	26,700	997,623
Pan Pacific International Holdings Corporation	18,400	307,163
Panasonic Corporation	128,800	1,043,027
Park24 Co., Ltd.	7,600	176,285
PeptiDream, Inc.Δ*	5,900	279,926
Persol Holdings Co., Ltd.	9,400	177,524
Pigeon CorporationΔ	6,500	267,815
Pola Orbis Holdings, Inc.Δ	7,300	163,317
Rakuten, Inc.	35,400	348,680
Recruit Holdings Co., Ltd.	54,000	1,641,101
Renesas Electronics Corporation*	45,200	293,460
Resona Holdings, Inc.	92,600	396,521
Ricoh Co., Ltd.Δ	24,800	223,171
Rinnai Corporation	4,600	308,865
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Rohm Co., Ltd.	3,100	$236,532
Ryohin Keikaku Co., Ltd.	11,000	205,299
Santen Pharmaceutical Co., Ltd.	34,300	595,749
SBI Holdings, Inc.Δ	9,400	200,910
Secom Co., Ltd.	11,500	1,048,481
Seibu Holdings, Inc.	13,200	229,878
Seiko Epson Corporation	17,200	241,794
Sekisui Chemical Co., Ltd.Δ	16,800	259,944
Sekisui House, Ltd.	31,600	621,040
Seven & i Holdings Co., Ltd.	40,100	1,532,423
Seven Bank, Ltd.	4,800	13,140
Sharp Corporation	9,500	104,994
Shimadzu Corporation	15,100	380,974
Shimamura Co., Ltd.Δ	200	15,834
Shimano, Inc.	3,200	481,813
Shimizu Corporation	26,800	242,408
Shin-Etsu Chemical Co., Ltd.	17,900	1,913,748
Shinsei Bank, Ltd.	400	5,823
Shionogi & Co., Ltd.	19,000	1,054,160
Shiseido Co., Ltd.	19,000	1,516,310
Shizuoka Bank, Ltd. (The)	5,000	37,225
Showa Denko KK	5,600	146,312
SMC Corporation	3,000	1,279,075
Softbank CorporationΔ	70,500	954,562
SoftBank Group Corporation	78,300	3,070,446
Sohgo Security Services Co., Ltd.	600	31,408
Sompo Holdings, Inc.	13,600	568,150
Sony Corporation	58,100	3,410,504
Sony Financial Holdings, Inc.	4,600	99,637
Stanley Electric Co., Ltd.	7,300	192,821
Subaru Corporation	21,900	615,732
SUMCO Corporation	14,200	190,428
Sumitomo Chemical Co., Ltd.	51,000	228,763
Sumitomo Corporation	45,500	710,326
Sumitomo Dainippon Pharma Co., Ltd.	12,500	205,202
Sumitomo Electric Industries, Ltd.	34,000	431,112
Sumitomo Heavy Industries, Ltd.	9,500	281,156
Sumitomo Metal Mining Co., Ltd.	9,900	306,454
Sumitomo Mitsui Financial Group, Inc.	59,100	2,019,649
Sumitomo Mitsui Trust Holdings, Inc.	13,800	497,247
Sumitomo Realty & Development Co., Ltd.	18,000	684,708
Sumitomo Rubber Industries, Ltd.	15,700	186,149
Sundrug Co., Ltd.	6,600	207,538
Suntory Beverage & Food, Ltd.	17,700	756,291
Suzuken Co., Ltd.	1,900	101,919
Suzuki Motor Corporation	13,600	576,954
Sysmex Corporation	7,300	488,265
T&D Holdings, Inc.	22,500	238,266
Taiheiyo Cement Corporation	7,100	189,837
Taisei Corporation	11,000	425,757
Taisho Pharmaceutical Holdings Co., Ltd.	5,400	392,046
Taiyo Nippon Sanso Corporation	1,200	24,228
Takeda Pharmaceutical Co., Ltd.Δ	71,536	2,441,321
TDK Corporation	5,100	456,111
	Shares	Value
Teijin, Ltd.	2,600	$49,920
Terumo Corporation	35,700	1,149,003
THK Co., Ltd.	9,100	238,431
Tobu Railway Co., Ltd.Δ	2,000	64,740
Toho Co., Ltd.	2,900	126,997
Toho Gas Co., Ltd.Δ	300	11,459
Tohoku Electric Power Co., Inc.Δ	19,200	187,161
Tokio Marine Holdings, Inc.	32,100	1,715,661
Tokyo Century Corporation	2,400	110,872
Tokyo Electric Power Co. Holdings, Inc.*	56,100	274,468
Tokyo Electron, Ltd.	6,600	1,255,297
Tokyo Gas Co., Ltd.	20,300	511,513
Tokyu Corporation	17,400	326,356
Tokyu Fudosan Holdings CorporationΔ	34,600	220,480
Toppan Printing Co., Ltd.	14,000	247,565
Toray Industries, Inc.	85,700	635,745
Toshiba Corporation	25,300	772,162
Tosoh Corporation	16,800	221,877
TOTO, Ltd.Δ	6,700	250,650
Toyo Seikan Group Holdings, Ltd.Δ	2,300	35,651
Toyo Suisan Kaisha, Ltd.	4,200	168,194
Toyoda Gosei Co., Ltd.	500	10,002
Toyota Industries Corporation	5,300	303,908
Toyota Motor Corporation	105,016	7,008,513
Toyota Tsusho Corporation	7,800	251,403
Trend Micro, Inc.	4,300	204,412
Tsuruha Holdings, Inc.	1,900	206,825
Unicharm Corporation	30,400	961,554
United Urban Investment Corporation REIT	156	298,654
USS Co., Ltd.	5,700	110,547
Welcia Holdings Co., Ltd.Δ	2,300	115,718
West Japan Railway Co.	7,800	658,699
Yahoo Japan Corporation	146,400	411,612
Yakult Honsha Co., Ltd.	11,800	659,163
Yamada Denki Co., Ltd.	7,600	36,761
Yamaha Corporation	5,400	242,220
Yamaha Motor Co., Ltd.	10,200	184,708
Yamato Holdings Co., Ltd.	10,600	159,404
Yamazaki Baking Co., Ltd.	7,200	128,385
Yaskawa Electric Corporation	9,000	330,035
Yokogawa Electric Corporation	2,500	45,711
Yokohama Rubber Co., Ltd. (The)	1,000	19,986
ZOZO, Inc.Δ	8,300	191,293
		154,383,144
Jersey — 0.7%
Experian PLC	47,391	1,514,427
Ferguson PLC	9,304	679,978
Glencore PLC*	516,891	1,555,493
WPP PLC	54,275	679,350
		4,429,248
Netherlands — 5.0%
ABN AMRO Bank NV CVA 144A	19,173	338,019
Adyen NV 144AΔ*	426	280,634

See Notes to Schedule of Investments.

	Shares	Value
Aegon NV	91,686	$381,445
AerCap Holdings NV*	7,106	389,054
Airbus SE	28,116	3,652,888
Akzo Nobel NV	11,693	1,042,396
ArcelorMittal	27,312	384,195
ASML Holding NV	19,990	4,951,346
CNH Industrial NVΔ	43,467	442,500
EXOR NV	4,203	281,644
Ferrari NVΔ	4,491	692,882
Fiat Chrysler Automobiles NV	41,027	530,885
ING Groep NV	190,304	1,992,080
Koninklijke Ahold Delhaize NV	67,756	1,695,242
Koninklijke DSM NV	9,439	1,135,800
Koninklijke KPN NV	130,887	408,151
Koninklijke Philips NV	48,889	2,264,679
Koninklijke Vopak NV	1,980	101,776
NN Group NV	13,623	483,167
NXP Semiconductor NV	14,557	1,588,460
Prosus NV*	22,500	1,651,683
QIAGEN NV*	14,497	474,662
Randstad NVΔ	7,963	391,348
STMicroelectronics NV	30,848	596,132
Unibail-Rodamco-Westfield REIT	6,095	888,534
Unilever NV	72,311	4,346,668
Wolters Kluwer NV	17,980	1,312,627
		32,698,897
New Zealand — 0.2%
a2 Milk Co., Ltd.*	45,565	378,345
Auckland International Airport, Ltd.	66,489	380,964
Fisher & Paykel Healthcare Corporation, Ltd.	24,725	267,853
Fletcher Building, Ltd.	50,457	162,720
Meridian Energy, Ltd.	12,874	41,921
Spark New Zealand, Ltd.	86,942	240,094
		1,471,897
Norway — 0.8%
Aker BP ASA	5,224	139,764
DNB ASA	42,506	748,719
Equinor ASA	67,730	1,288,319
Gjensidige Forsikring ASA	19,578	388,111
Mowi ASA	26,051	601,046
Norsk Hydro ASAΔ	56,215	197,730
Orkla ASA	60,619	551,442
Schibsted ASA, B Shares	3,001	84,116
Telenor ASAΔ	35,082	703,942
Yara International ASA	5,948	256,157
		4,959,346
Papua New Guinea — 0.0%
Oil Search, Ltd.	54,263	268,094
Portugal — 0.2%
EDP - Energias de Portugal SA	129,216	501,669
Galp Energia SGPS SA	27,004	406,911
Jeronimo Martins SGPS SA	14,871	250,910
		1,159,490
	Shares	Value
Singapore — 1.3%
Ascendas Real Estate Investment Trust	124,200	$280,363
CapitaLand Commercial Trust REIT	41,879	62,721
CapitaLand, Ltd.	199,700	510,032
City Developments, Ltd.Δ	37,300	265,012
ComfortDelGro Corporation, Ltd.	29,600	51,398
Dairy Farm International Holdings, Ltd.	17,300	108,990
DBS Group Holdings, Ltd.	87,612	1,584,705
Hongkong Land Holdings, Ltd.	42,500	238,850
Jardine Cycle & Carriage, Ltd.	8,811	191,246
Jardine Matheson Holdings, Ltd.	9,200	492,200
Jardine Strategic Holdings, Ltd.	7,400	221,112
Keppel Corporation, Ltd.Δ	55,600	238,547
Oversea-Chinese Banking Corporation, Ltd.	129,462	1,017,225
SATS, Ltd.	9,200	32,216
Singapore Airlines, Ltd.	30,700	203,016
Singapore Exchange, Ltd.	7,800	47,799
Singapore Press Holdings, Ltd.Δ	116,700	175,622
Singapore Technologies Engineering, Ltd.	16,100	44,730
Singapore Telecommunications, Ltd.Δ	353,400	792,635
Suntec Real Estate Investment Trust	26,900	36,979
United Overseas Bank, Ltd.	53,959	1,001,764
UOL Group, Ltd.	7,561	41,028
Venture Corporation, Ltd.	10,300	114,093
Wilmar International, Ltd.Δ	188,000	507,354
Yangzijiang Shipbuilding Holdings, Ltd.	88,700	61,608
		8,321,245
Spain — 2.9%
ACS Actividades de Construccion y Servicios SAΔ	15,925	636,324
Aena SME SA 144A	3,930	719,629
Amadeus IT Group SA	22,411	1,605,334
Banco Bilbao Vizcaya Argentaria SA	362,375	1,888,157
Banco de Sabadell SA	169,722	164,677
Banco Santander SA	847,582	3,451,861
Bankia SA	11,453	21,627
Bankinter SA	24,002	151,577
CaixaBank SA	130,072	341,670
Cellnex Telecom SA 144A*	9,279	383,307
Enagas SA	10,800	250,261
Endesa SA	13,556	356,677
Ferrovial SA	26,966	779,171
Grifols SAΔ	11,220	330,679
Iberdrola SA	284,970	2,961,911
Industria de Diseno Textil SA	55,596	1,720,951
Mapfre SA	10,729	28,896
Naturgy Energy Group SA	9,739	258,370
Red Electrica Corporation SA	14,624	297,031
Repsol SA	77,485	1,211,082
Siemens Gamesa Renewable Energy SAΔ	6,866	93,171
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Telefonica SA	228,227	$1,741,541
		19,393,904
Sweden — 2.4%
Alfa Laval AB	9,705	191,556
Assa Abloy AB, B Shares	55,581	1,237,072
Atlas Copco AB, A Shares	37,852	1,165,854
Atlas Copco AB, B Shares	15,381	416,866
Boliden ABΔ	9,794	225,100
Electrolux AB, Series BΔ	13,970	331,225
Epiroc AB, A Shares	8,156	88,403
Epiroc AB, B Shares	46,082	476,078
Essity AB, B Shares	39,754	1,160,226
Hennes & Mauritz AB, B SharesΔ	37,981	736,312
Hexagon AB, B Shares	9,655	465,486
Husqvarna AB, B Shares	23,565	179,250
ICA Gruppen AB	5,526	255,304
Industrivarden AB, C Shares	8,930	195,490
Investor AB, B Shares	39,998	1,954,789
Kinnevik AB, B Shares	8,239	216,687
L E Lundbergforetagen AB, B Shares	660	24,834
Lundin Petroleum AB	8,084	242,502
Millicom International Cellular SA SDRΔ	2,447	118,720
Sandvik AB	46,877	730,247
Securitas AB, B Shares	14,981	229,493
Skandinaviska Enskilda Banken AB, A Shares	63,139	580,332
Skanska AB, B Shares	13,311	269,626
SKF AB, B Shares	13,321	220,166
Svenska Handelsbanken AB, A Shares	65,615	614,421
Swedbank AB, A SharesΔ	34,481	496,336
Tele2 AB, B SharesΔ	19,177	285,394
Telefonaktiebolaget LM Ericsson, B Shares	152,650	1,219,767
Telia Co. AB	126,527	566,438
Volvo AB, B Shares	64,570	906,822
		15,800,796
Switzerland — 9.4%
ABB, Ltd.	91,674	1,801,240
Adecco Group AG	4,776	264,246
Alcon, Inc.*	19,678	1,147,497
Baloise Holding AG	1,016	182,016
Barry Callebaut AG	138	284,559
Chocoladefabriken Lindt & Spruengli AG	127	1,465,458
Cie Financiere Richemont SA	30,015	2,201,992
Clariant AG*	5,445	106,003
Coca-Cola HBC AG*	37,576	1,227,576
Credit Suisse Group AG*	106,526	1,305,892
Dufry AG*	1,201	100,455
EMS-Chemie Holding AG	209	130,147
Geberit AG	1,465	699,583
Givaudan SAΔ	333	928,883
Julius Baer Group, Ltd.*	11,052	489,674
Kuehne + Nagel International AG	1,638	241,257
LafargeHolcim, Ltd.*	1,494	73,505
	Shares	Value
LafargeHolcim, Ltd. (Swiss Exchange)*	19,045	$937,318
Lonza Group AGΔ*	3,338	1,128,442
Nestle SA	145,367	15,771,092
Novartis AG	101,964	8,841,205
Pargesa Holding SA	251	19,302
Partners Group Holding AG	623	478,026
Roche Holding AG	34,391	10,008,382
Schindler Holding AGΔ	1,974	440,954
SGS SA	253	627,145
Sika AGΔ	4,914	718,846
Sonova Holding AG	2,427	564,164
Straumann Holding AG	601	491,254
Swatch Group AG (The)	17,172	1,320,309
Swiss Life Holding AG	710	339,403
Swiss Prime Site AG*	4,727	462,493
Swiss Re AG	11,416	1,190,728
Swisscom AG	1,391	686,127
Temenos AGΔ*	3,832	641,194
UBS Group AG*	161,947	1,838,445
Vifor Pharma AGΔ	2,839	453,563
Zurich Insurance Group AG	6,382	2,442,687
		62,051,062
United Kingdom — 14.8%
3i Group PLC	54,344	779,440
Admiral Group PLC	16,537	430,654
Anglo American PLC	43,454	999,761
Antofagasta PLC	23,560	260,424
Ashtead Group PLC	21,261	591,843
Associated British Foods PLC	33,236	941,128
AstraZeneca PLC	63,449	5,664,577
Auto Trader Group PLC 144A	48,519	304,248
Aviva PLC	201,169	987,658
BAE Systems PLC	180,364	1,264,069
Barclays PLC	884,588	1,635,818
Barratt Developments PLC	50,118	399,314
Berkeley Group Holdings PLC	6,733	345,961
BHP Group PLC	100,288	2,136,207
BP PLC	921,992	5,847,291
British Land Co. PLC (The) REIT	38,543	277,140
BT Group PLC	453,308	995,342
Bunzl PLC	22,304	582,758
Burberry Group PLC	31,845	851,230
Carnival PLC	9,106	377,315
Centrica PLC	288,146	261,253
Coca-Cola European Partners PLC	29,712	1,647,530
Compass Group PLC	87,542	2,252,848
Croda International PLC	3,881	231,914
Direct Line Insurance Group PLC	64,437	237,844
easyJet PLC	11,091	156,825
Evraz PLC	40,533	233,039
Fresnillo PLC	9,619	80,850
G4S PLC	106,286	247,254
GlaxoSmithKline PLC	277,743	5,957,790
Halma PLC	16,991	411,767
Hargreaves Lansdown PLC	10,678	272,955

See Notes to Schedule of Investments.

	Shares	Value
HSBC Holdings PLC	971,395	$7,460,090
Informa PLC	61,491	644,165
InterContinental Hotels Group PLC	11,091	692,075
Intertek Group PLC	8,134	547,864
Investec PLC	39,844	205,122
ITV PLC	231,678	358,638
J Sainsbury PLC	118,172	319,366
John Wood Group PLC	31,746	148,287
Johnson Matthey PLC	6,759	254,053
Kingfisher PLC	173,177	440,339
Land Securities Group PLC REIT	42,490	447,414
Legal & General Group PLC	250,445	764,910
Lloyds Banking Group PLC	3,156,523	2,100,453
London Stock Exchange Group PLC	15,493	1,392,132
Marks & Spencer Group PLC	94,323	213,916
Meggitt PLC	30,413	237,454
Melrose Industries PLC	189,229	469,056
Merlin Entertainments PLC 144A	46,524	258,789
Micro Focus International PLC	13,331	186,334
Mondi PLC	17,953	343,915
National Grid PLC	184,211	1,997,474
Next PLC	7,706	586,118
NMC Health PLCΔ	7,425	247,407
Ocado Group PLC*	22,804	370,811
Pearson PLC	57,595	522,622
Persimmon PLC	14,726	392,908
Prudential PLC	116,852	2,119,212
Reckitt Benckiser Group PLC	37,886	2,955,209
RELX PLC	105,410	2,504,653
Rentokil Initial PLC	101,023	581,068
Rio Tinto PLC	55,193	2,856,335
Rolls-Royce Holdings PLC*	66,226	645,237
Royal Bank of Scotland Group PLC	194,604	496,736
Royal Dutch Shell PLC, A Shares	195,408	5,727,892
Royal Dutch Shell PLC, B Shares	177,121	5,217,988
RSA Insurance Group PLC	43,200	283,749
Sage Group PLC (The)	46,576	395,948
Schroders PLC	6,913	261,371
Segro PLC REIT	55,077	549,073
Severn Trent PLC	9,681	257,706
Smith & Nephew PLC	37,840	911,448
Smiths Group PLC	15,525	299,694
Spirax-Sarco Engineering PLC	3,375	325,546
SSE PLC	72,386	1,108,523
St. James’s Place PLC	18,780	226,153
Standard Chartered PLC	118,779	999,238
Standard Life Aberdeen PLC	114,480	402,289
Taylor Wimpey PLC	203,676	404,444
Tesco PLC	462,243	1,369,726
	Shares	Value
Unilever PLC	57,888	$3,480,516
United Utilities Group PLC	27,605	280,291
Vodafone Group PLC	1,284,807	2,559,170
Weir Group PLC (The)	10,978	192,414
Whitbread PLC	6,176	326,074
WM Morrison Supermarkets PLC	146,161	359,964
		97,363,426
Total Foreign Common Stocks (Cost $633,298,452)		627,135,726
FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA
2.04%, 04/09/19	11,912	1,178,900
Porsche Automobil Holding SE
3.67%, 06/28/19	4,564	296,980
Sartorius AG
0.37%, 03/29/19	1,809	330,066
Volkswagen AG
3.10%, 05/15/19	9,233	1,570,511
		3,376,457
Total Foreign Preferred Stocks (Cost $3,420,464)		3,376,457
RIGHTS — 0.0%
Harvey Norman Holdings, Ltd.* (Cost $—)	5,334	6,462
MONEY MARKET FUNDS — 3.7%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	21,128,043	21,128,043
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø§	3,031,293	3,031,293
Total Money Market Funds (Cost $24,159,336)		24,159,336

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $1,196,098)	$1,200,000	1,196,959
TOTAL INVESTMENTS — 99.6% (Cost $662,305,105)		656,059,242
Other Assets in Excess of Liabilities — 0.4%		2,724,975
NET ASSETS — 100.0%		$658,784,217
Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2019	300	$28,476,000	$(144,990)
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$184,302	$184,302	$—	$—
Foreign Common Stocks:
Israel	2,870,869	1,215,850	1,655,019	—
Other^^	624,264,857	624,264,857	—	—
Total Foreign Common Stocks	627,135,726	625,480,707	1,655,019	—
Foreign Preferred Stocks	3,376,457	3,376,457	—	—
Money Market Funds	24,159,336	24,159,336	—	—
Rights	6,462	6,462	—	—
U.S. Treasury Obligation	1,196,959	—	1,196,959	—
Total Assets - Investments in Securities	$656,059,242	$653,207,264	$2,851,978	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	(144,990)	(144,990)	—	—
Total Liabilities - Other Financial Instruments	$(144,990)	$(144,990)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 1.4%
Consumer Discretionary — 0.5%
Yum China Holdings, Inc.	127,111	$5,774,652
Health Care — 0.9%
Mettler-Toledo International, Inc.*	6,570	4,627,908
ResMed, Inc.	47,925	6,475,147
		11,103,055
Total Common Stocks (Cost $13,805,554)		16,877,707
FOREIGN COMMON STOCKS — 97.3%
Australia — 3.2%
AMP, Ltd.	1,009,580	1,243,584
Ansell, Ltd.	16,842	311,583
ASX, Ltd.‡‡	2,303	126,016
Aurizon Holdings, Ltd.‡‡	186,837	744,023
Australia & New Zealand Banking Group, Ltd.‡‡	57,309	1,103,174
Beach Energy, Ltd.	37,116	63,380
BHP Group, Ltd.‡‡	46,115	1,142,922
BlueScope Steel, Ltd.	214,962	1,742,514
Brambles, Ltd.	178,697	1,374,972
Caltex Australia, Ltd.	15,573	276,649
CIMIC Group, Ltd.‡‡	66,994	1,422,094
Coca-Cola Amatil, Ltd.	48,542	348,930
CSL, Ltd.	51,397	8,106,801
Dexus REIT‡‡	12,849	103,462
Evolution Mining, Ltd.	34,450	105,332
Fortescue Metals Group, Ltd.	429,213	2,549,336
Goodman Group REIT‡‡	30,218	289,210
GPT Group (The) REITΨ†††*	63,198	—
GPT Group (The) REIT (Athens Exchange)	25,055	104,171
Iluka Resources, Ltd.	270,652	1,459,586
Lendlease Group	28,414	336,766
Mirvac Group REIT‡‡	53,620	110,744
Newcrest Mining, Ltd.	46,271	1,085,264
Northern Star Resources, Ltd.	27,190	202,605
Orica, Ltd.	115,917	1,763,489
Qantas Airways, Ltd.	433,721	1,841,335
QBE Insurance Group, Ltd.	731,952	6,205,030
Rio Tinto, Ltd.‡‡	8,019	501,569
Santos, Ltd.	48,168	251,310
Scentre Group REIT‡‡	93,514	248,051
South32, Ltd.	1,910,899	3,379,175
Stockland REIT‡‡	41,895	128,660
Telstra Corporation, Ltd.	254,019	601,790
Vicinity Centres REIT‡‡	52,810	91,605
Viva Energy Group, Ltd. 144A	49,612	65,297
Woodside Petroleum, Ltd.	8,417	183,953
		39,614,382
Austria — 0.1%
ams AG*	20,591	915,408
Belgium — 0.7%
Ageas	38,945	2,159,760
Groupe Bruxelles Lambert SA‡‡	415	39,850
KBC Group NV	75,346	4,896,196
	Shares	Value
UCB SA	12,082	$877,040
		7,972,846
Canada — 2.3%
Canadian National Railway Co.	70,474	6,332,794
Canadian Pacific Railway, Ltd.	33,265	7,400,132
Cenovus Energy, Inc.	234,599	2,201,053
Dollarama, Inc.	80,105	2,867,781
Open Text Corporation	14,900	607,764
Shopify, Inc. Class A*	22,150	6,903,269
Suncor Energy, Inc.	60,335	1,903,159
		28,215,952
China — 0.7%
Baidu, Inc. ADR*	20,095	2,064,962
Tencent Holdings, Ltd.	144,500	6,087,743
		8,152,705
Denmark — 1.7%
Chr. Hansen Holding A/S	41,458	3,518,811
Coloplast A/S Class B	4,713	567,628
Danske Bank A/S	12,095	168,413
Demant A/S*	3,754	96,152
DSV A/S	41,838	3,981,052
GN Store Nord A/S	53,268	2,162,619
H Lundbeck A/S	36,833	1,221,682
ISS A/S	290,443	7,186,927
Pandora A/S	42,786	1,717,074
Rockwool International A/S, B Shares	3,947	789,406
		21,409,764
Finland — 0.4%
Cargotec OYJ, B shares	1,976	63,578
Kesko OYJ, B Shares	1,891	119,461
Kone OYJ Class B	12,168	692,834
Neste OYJ	11,685	386,794
Nokia OYJ	141,713	718,240
Orion OYJ Class B	8,852	330,163
Sampo OYJ, A Shares	13,412	533,280
Stora Enso OYJ, R Shares	9,029	108,794
UPM-Kymmene OYJ‡‡	54,308	1,605,314
Wartsila OYJ Abp	8,780	98,329
		4,656,787
France — 10.0%
Accor SA	72,100	3,005,892
Air France-KLM*	61,610	644,792
Air Liquide SA	38,459	5,474,542
Atos SE‡‡	20,873	1,471,504
AXA SA‡‡	73,699	1,882,091
BNP Paribas SA‡‡	159,048	7,743,740
Bureau Veritas SA	73,302	1,765,691
Capgemini SE‡‡	12,858	1,514,976
Carrefour SA	21,588	377,889
Christian Dior SE	13,709	6,487,871
Cie de St-Gobain	316,455	12,417,126
CNP Assurances‡‡	22,991	444,297
Credit Agricole SA	18,152	220,402
Danone SA	12,071	1,063,332

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Dassault Aviation SA	115	$162,697
Dassault Systemes SA	1,157	164,885
Electricite de France SA	77,598	868,616
Engie SA‡‡	261,767	4,273,988
EssilorLuxottica SA	59,362	8,556,789
Eutelsat Communications SA	24,863	462,723
Gecina SA REIT	674	105,933
Hermes International‡‡	1,521	1,051,054
Ingenico Group	1,926	187,882
Kering SA‡‡	4,237	2,159,201
Klepierre REIT‡‡	4,327	146,957
L’Oreal SA‡‡	29,658	8,304,483
Natixis SA	180,364	748,016
Orange SA	97,089	1,523,310
Peugeot SA‡‡	156,251	3,896,597
Publicis Groupe SA	93,575	4,601,883
Sanofi‡‡	157,893	14,638,442
Sartorius Stedim Biotech	846	118,397
Schneider Electric SE	97,167	8,525,528
SES SA	31,843	580,479
Societe Generale SA	243,841	6,681,571
SPIE SA	12,599	252,262
Thales SA‡‡	6,487	745,938
TOTAL SA‡‡	41,883	2,185,968
Ubisoft Entertainment SA*	48,285	3,491,358
Valeo SA	96,761	3,137,574
Vinci SA	1,202	129,466
		122,216,142
Germany — 10.3%
adidas AG‡‡	31,687	9,865,565
Allianz SE‡‡	88,654	20,663,991
Bayerische Motoren Werke AG	79,355	5,586,582
Beiersdorf AG	57,547	6,786,667
Carl Zeiss Meditec AG	2,077	236,796
CECONOMY AG*	85,698	463,950
Continental AG	116,795	14,983,295
Covestro AG 144A‡‡	28,867	1,428,447
Daimler AG	294,929	14,664,909
Deutsche Boerse AG	29,796	4,657,080
Deutsche Lufthansa AG‡‡	45,262	719,280
Deutsche Telekom AG	517,894	8,689,584
Deutsche Wohnen SE	6,238	227,702
E.ON SE‡‡	239,218	2,325,502
Evonik Industries AG	272,264	6,721,482
Fresenius Medical Care AG & Co. KGaA‡‡	23,717	1,594,966
Fresenius SE & Co. KGaA‡‡	5,433	254,011
Henkel AG & Co. KGaA	1,000	91,556
HOCHTIEF AG	6,115	697,164
HUGO BOSS AG	1,154	61,821
Infineon Technologies AG‡‡	69,890	1,257,828
KION Group AG	8,173	429,819
Muenchener Rueckversicherungs-Gesellschaft AG‡‡	8,259	2,137,051
ProSiebenSat.1 Media SE	63,859	879,783
Rheinmetall AG‡‡	4,082	516,327
	Shares	Value
Salzgitter AG	3,686	$61,870
SAP SE‡‡	98,049	11,528,976
Siemens AG‡‡	18,043	1,932,182
Siemens Healthineers AG 144A	3,686	145,014
Software AG	41,839	1,149,637
thyssenkrupp AG	271,072	3,753,755
Uniper SE	14,294	468,795
Vonovia SE	8,154	413,711
		125,395,098
Hong Kong — 4.2%
AIA Group, Ltd.	1,487,400	14,052,843
China Mobile, Ltd.	907,000	7,504,619
CK Asset Holdings, Ltd.	344,000	2,330,582
CK Hutchison Holdings, Ltd.	1,340,500	11,835,436
CK Infrastructure Holdings, Ltd.‡‡	11,000	74,033
CLP Holdings, Ltd.	19,500	204,885
Henderson Land Development Co., Ltd.	140,560	654,585
HKT Trust & HKT, Ltd.	65,000	103,168
Hong Kong Exchanges and Clearing, Ltd.‡‡	19,700	578,103
Hysan Development Co., Ltd.	92,000	370,925
Kerry Properties, Ltd.	300,500	925,919
Link REIT‡‡	41,000	452,231
New World Development Co., Ltd.	525,000	681,897
PCCW, Ltd.‡‡	62,000	34,806
Sun Hung Kai Properties, Ltd.	40,500	582,875
WH Group, Ltd. 144A	11,247,325	10,073,902
Wharf Holdings, Ltd. (The)	70,000	152,723
Wheelock & Co., Ltd.	31,000	176,602
Yue Yuen Industrial Holdings, Ltd.	109,000	298,308
		51,088,442
India — 1.1%
Axis Bank, Ltd.	79,118	764,735
HDFC Bank, Ltd. ADR	114,140	6,511,687
Tata Consultancy Services, Ltd.	229,287	6,792,018
		14,068,440
Indonesia — 0.1%
PT Bank Mandiri Persero Tbk	2,317,100	1,138,554
Ireland — 1.3%
Accenture PLC Class A	41,810	8,042,153
ICON PLC*	21,440	3,158,970
Ryanair Holdings PLC ADR*	71,310	4,733,558
Willis Towers Watson PLC	2,820	544,175
		16,478,856
Italy — 2.9%
A2A SpA‡‡	1,226,572	2,251,343
Assicurazioni Generali SpA	26,042	504,676
BPER Banca	294,475	1,138,135
Enel SpA	1,559,497	11,645,151
Eni SpA‡‡	769,769	11,774,663
Intesa Sanpaolo SpA	2,843,337	6,742,082
Leonardo SpA	94,018	1,105,705
Unipol Gruppo SpA	66,748	355,466

See Notes to Schedule of Investments.

	Shares	Value
UnipolSai Assicurazioni SpA	26,446	$70,333
		35,587,554
Japan — 16.5%
Aisin Seiki Co., Ltd.	6,600	207,232
Alfresa Holdings Corporation	29,200	651,650
Alps Alpine Co., Ltd.	47,700	889,812
ANA Holdings, Inc.	3,100	104,189
Aozora Bank, Ltd.	14,300	357,351
Astellas Pharma, Inc.‡‡	196,600	2,797,402
Brother Industries, Ltd.	50,500	913,554
Calbee, Inc.	3,100	96,333
Chubu Electric Power Co., Inc.	31,200	451,588
Coca-Cola Bottlers Japan Holdings, Inc.	358,400	8,034,789
Credit Saison Co., Ltd.	9,500	127,311
Dai Nippon Printing Co., Ltd.	4,700	121,320
Dai-ichi Life Holdings, Inc.	39,100	589,077
Daikin Industries, Ltd.	53,500	7,016,231
Daito Trust Construction Co., Ltd.‡‡	1,000	127,723
Daiwa House Industry Co., Ltd.‡‡	9,100	295,071
East Japan Railway Co.	800	76,282
Eisai Co., Ltd.‡‡	6,100	309,781
Electric Power Development Co., Ltd.	9,200	209,739
Ezaki Glico Co., Ltd.	2,500	103,699
Fuji Electric Co., Ltd.	22,200	678,576
FUJIFILM Holdings Corporation	249,000	10,915,699
Fujitsu, Ltd.	99,100	7,932,583
GungHo Online Entertainment, Inc.	10,050	227,723
Hachijuni Bank, Ltd. (The)	142,600	580,291
Haseko Corporation‡‡	143,400	1,668,413
Hitachi High-Technologies Corporation	13,500	779,098
Hitachi, Ltd.‡‡	54,600	2,031,499
Honda Motor Co., Ltd.	407,300	10,541,772
Hoshizaki Corporation	1,000	78,520
Hoya Corporation	123,000	10,032,250
IHI Corporation	19,600	425,626
Isuzu Motors, Ltd.	351,900	3,874,561
Izumi Co., Ltd.	1,800	70,419
Japan Airlines Co., Ltd.	55,100	1,636,820
Japan Post Holdings Co., Ltd.	49,800	458,275
Japan Real Estate Investment Corporation REIT	18	120,694
Japan Retail Fund Investment Corporation REIT	50	105,711
JTEKT Corporation	8,800	100,839
Kajima Corporation	24,400	319,767
Kamigumi Co., Ltd.	26,200	593,180
KDDI Corporation	14,000	365,780
Keyence Corporation	8,600	5,321,064
Komatsu, Ltd.	138,900	3,179,445
Kose Corporation	400	67,514
Kyocera Corporation	142,700	8,849,050
Kyushu Railway Co.	9,800	312,240
Mabuchi Motor Co., Ltd.	6,000	223,353
Marubeni Corporation	120,200	797,850
Matsumotokiyoshi Holdings Co., Ltd.	3,200	117,050
Mazda Motor Corporation	180,800	1,604,417
	Shares	Value
Mebuki Financial Group, Inc.	27,900	$68,637
Medipal Holdings Corporation	4,800	106,810
MINEBEA MITSUMI, Inc.	17,200	272,178
Mitsubishi Corporation	16,500	404,546
Mitsubishi Electric Corporation	562,800	7,456,287
Mitsubishi Estate Co., Ltd.‡‡	22,000	424,028
Mitsubishi Gas Chemical Co., Inc.	18,100	241,389
Mitsubishi UFJ Financial Group, Inc.	269,000	1,364,343
Mitsui Fudosan Co., Ltd.‡‡	16,000	396,430
Mixi, Inc.	50,200	1,055,303
MS&AD Insurance Group Holdings, Inc.	13,000	420,809
Murata Manufacturing Co., Ltd.	9,700	465,151
NH Foods, Ltd.	4,700	188,869
Nikon Corporation	109,800	1,368,882
Nintendo Co., Ltd.	900	333,114
Nippon Building Fund, Inc. REIT	16	122,821
Nippon Express Co., Ltd.	19,300	983,519
Nippon Telegraph & Telephone Corporation	138,000	6,580,606
Nisshin Seifun Group, Inc.	9,200	170,003
Nitto Denko Corporation	3,200	154,014
NTT DOCOMO, Inc.‡‡	27,200	692,547
Olympus Corporation	734,100	9,885,314
Omron Corporation	6,400	349,817
Ono Pharmaceutical Co., Ltd.	3,800	68,778
Otsuka Corporation	2,100	83,612
Otsuka Holdings Co., Ltd.	187,700	7,013,253
Persol Holdings Co., Ltd.	48,500	915,949
Pola Orbis Holdings, Inc.	28,900	646,558
Renesas Electronics Corporation*	66,000	428,504
Resona Holdings, Inc.‡‡	218,200	934,350
Rohm Co., Ltd.	10,800	824,046
SCSK Corporation	2,300	107,847
Secom Co., Ltd.	39,800	3,628,656
Sekisui Chemical Co., Ltd.	359,300	5,559,389
SG Holdings Co., Ltd.	4,300	105,188
Shimamura Co., Ltd.	5,000	395,838
Shinsei Bank, Ltd.	62,400	908,371
Shionogi & Co., Ltd.‡‡	20,400	1,131,834
SoftBank Group Corporation	36,200	1,419,542
Sojitz Corporation‡‡	390,700	1,210,493
Sony Corporation‡‡	36,100	2,119,091
SUMCO Corporation	64,400	863,630
Sumitomo Corporation	52,800	824,290
Sumitomo Dainippon Pharma Co., Ltd.‡‡	64,200	1,053,919
Sumitomo Electric Industries, Ltd.	437,100	5,542,327
Sumitomo Heavy Industries, Ltd.	19,200	568,231
Sumitomo Mitsui Financial Group, Inc.	28,500	973,942
Sumitomo Realty & Development Co., Ltd.‡‡	6,000	228,236
Sundrug Co., Ltd.	13,200	415,075
Suzuken Co., Ltd.	5,600	300,393
Sysmex Corporation	15,400	1,030,038
Taiheiyo Cement Corporation	29,600	791,432
Taisei Corporation	20,400	789,586
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Taisho Pharmaceutical Holdings Co., Ltd.	3,500	$254,104
Takeda Pharmaceutical Co., Ltd.	306,500	10,459,977
Teijin, Ltd.	6,100	117,120
Terumo Corporation	120,500	3,878,289
THK Co., Ltd.	6,500	170,308
Tohoku Electric Power Co., Inc.	24,400	237,851
Tokio Marine Holdings, Inc.	183,000	9,780,874
Tokyo Electric Power Co. Holdings, Inc.*	122,600	599,819
Tokyo Electron, Ltd.‡‡	10,000	1,901,965
Tosoh Corporation	5,700	75,280
Toyo Seikan Group Holdings, Ltd.	5,600	86,803
Toyota Boshoku Corporation	6,400	89,437
Toyota Motor Corporation	38,900	2,596,092
Yamaguchi Financial Group, Inc.	13,200	90,584
Yamazaki Baking Co., Ltd.	7,000	124,819
		202,341,350
Jersey — 3.3%
Experian PLC	509,033	16,266,662
Ferguson PLC	25,647	1,874,397
Glencore PLC*	2,945,101	8,862,763
Man Group PLC‡‡	780,117	1,676,190
WPP PLC	899,755	11,262,072
		39,942,084
Mexico — 0.5%
Grupo Televisa SAB SA ADRΔ	165,900	1,622,502
Wal-Mart de Mexico SAB de CV	1,432,900	4,247,001
		5,869,503
Netherlands — 3.0%
Adyen NV 144A*	726	478,264
Aegon NV	130,422	542,600
Airbus SE‡‡	1,795	233,210
Akzo Nobel NV	4,177	372,367
ASM International NV	12,320	1,134,413
ASML Holding NV	10,677	2,644,598
ASML Holding NV (NASDAQ Exchange)Δ	18,040	4,481,497
ASR Nederland NV	38,713	1,429,153
CNH Industrial NV	564,647	5,748,182
EXOR NV	54,223	3,633,490
Fiat Chrysler Automobiles NV	172,916	2,237,514
ING Groep NV‡‡	66,977	701,107
Koninklijke Ahold Delhaize NV	217,880	5,451,315
Koninklijke Philips NV	27,348	1,266,838
NN Group NV	8,632	306,151
Prosus NV*	17,207	1,263,134
Randstad NV	17,730	871,356
Signify NV 144A	25,548	702,556
STMicroelectronics NV	53,353	1,031,721
Unibail-Rodamco-Westfield REIT‡‡	1,666	242,871
Wolters Kluwer NV	21,446	1,565,662
		36,337,999
Nigeria — 0.0%
Afriland Properties PLCΨ†††	364,373	—
	Shares	Value
Norway — 0.3%
DNB ASA	15,435	$271,879
Equinor ASA	32,368	615,685
Leroy Seafood Group ASA	161,106	978,573
Orkla ASA	11,123	101,184
Salmar ASA	48,653	2,133,798
		4,101,119
Portugal — 0.0%
EDP - Energias de Portugal SA	96,013	372,761
Singapore — 2.4%
Ascendas Real Estate Investment Trust‡‡	45,900	103,612
CapitaLand Commercial Trust REIT	69,500	104,088
CapitaLand Mall Trust REIT‡‡	58,400	111,125
ComfortDelGro Corporation, Ltd.	485,400	842,861
DBS Group Holdings, Ltd.	256,100	4,632,276
Jardine Matheson Holdings, Ltd.	61,945	3,314,057
Singapore Exchange, Ltd.‡‡	13,600	83,343
Singapore Telecommunications, Ltd.	2,417,600	5,422,393
Suntec Real Estate Investment Trust	65,200	89,628
United Overseas Bank, Ltd.	700,077	12,997,125
UOL Group, Ltd.	14,686	79,691
Venture Corporation, Ltd.	9,600	106,339
Wilmar International, Ltd.	87,300	235,596
Yangzijiang Shipbuilding Holdings, Ltd.	2,608,800	1,811,994
		29,934,128
South Africa — 0.2%
Naspers, Ltd. N Shares	15,307	2,319,599
South Korea — 0.5%
NAVER Corporation	27,540	3,614,747
Samsung Electronics Co., Ltd.	57,300	2,349,676
		5,964,423
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	24,163	965,495
Amadeus IT Group SA	151,871	10,878,751
Banco Bilbao Vizcaya Argentaria SA	560,765	2,921,870
Banco Santander SA	2,702,249	11,005,175
Bankia SA	278,653	526,191
CaixaBank SA	28,306	74,354
Enagas SA	37,654	872,531
Endesa SA‡‡	95,254	2,506,266
Iberdrola SA	543,520	5,649,219
International Consolidated Airlines Group SA	12,447	72,695
Mapfre SA	39,099	105,304
Mediaset Espana Comunicacion SA	12,967	83,585
Red Electrica Corporation SA	35,266	716,295
Repsol SA‡‡	5,794	90,559
Telefonica SA	178,211	1,359,882
		37,828,172
Sweden — 2.7%
AAK AB	6,297	122,082

See Notes to Schedule of Investments.

	Shares	Value
Atlas Copco AB, A Shares	112,367	$3,460,941
Atlas Copco AB, B Shares	6,930	187,821
Essity AB, B Shares	40,079	1,169,711
Fingerprint Cards AB, B Shares*	147,482	299,038
Getinge AB, B Shares	44,367	620,837
Hennes & Mauritz AB, B SharesΔ	241,973	4,690,968
Investor AB, B Shares‡‡	8,150	398,308
Sandvik AB	47,360	737,771
Securitas AB, B Shares	16,325	250,081
SKF AB, B Shares	165,187	2,730,170
Swedish Orphan Biovitrum AB*	88,200	1,351,575
Telefonaktiebolaget LM Ericsson, B Shares	183,651	1,467,484
Telia Co. AB	2,702,558	12,098,855
Volvo AB, B Shares‡‡	254,422	3,573,107
		33,158,749
Switzerland — 9.3%
ABB, Ltd.Δ	486,474	9,558,394
Adecco Group AG‡‡	29,533	1,633,999
Alcon, Inc.*	89,250	5,204,499
Chubb, Ltd.	43,090	6,956,450
Cie Financiere Richemont SA	26,317	1,930,696
Coca-Cola HBC AG*	21,420	699,773
Credit Suisse Group AG*	476,875	5,845,965
GAM Holding AG*	4,419	17,711
Geberit AG	8,493	4,055,672
Kuehne + Nagel International AG	11,050	1,627,524
LafargeHolcim, Ltd. (Swiss Exchange)*	51,104	2,515,133
Nestle SA	197,863	21,466,465
Novartis AG‡‡	169,153	14,667,101
Roche Holding AG‡‡	48,178	14,020,640
Sika AGΔ	43,922	6,425,141
Sonova Holding AG‡‡	6,458	1,501,183
Swatch Group AG (The)	4,925	1,307,182
UBS Group AG*	557,894	6,333,289
Zurich Insurance Group AG‡‡	20,855	7,982,175
		113,748,992
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	210,000	1,865,122
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	439,956	20,449,155
		22,314,277
Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	—
United Kingdom — 14.7%
3i Group PLC‡‡	15,222	218,325
Aggreko PLC	20,395	208,337
Anglo American PLC‡‡	117,276	2,698,209
Antofagasta PLC	16,691	184,497
Ashtead Group PLC	108,826	3,029,391
Associated British Foods PLC	12,262	347,217
Babcock International Group PLC	25,780	176,874
Barclays PLC‡‡	1,167,678	2,159,321
	Shares	Value
Berkeley Group Holdings PLC	4,178	$214,678
BHP Group PLC‡‡	223,102	4,752,235
BP PLC‡‡	1,395,177	8,848,240
British Land Co. PLC (The) REIT‡‡	18,907	135,949
Britvic PLC	9,095	109,982
BT Group PLC‡‡	783,804	1,721,022
Burberry Group PLC‡‡	89,346	2,388,256
Close Brothers Group PLC	5,735	99,355
Compass Group PLC	530,832	13,660,688
Dialog Semiconductor PLC‡‡*	31,972	1,513,444
Dixons Carphone PLC‡‡	546,369	799,092
Drax Group PLC	176,979	601,024
Dunelm Group PLC	9,742	100,378
Evraz PLC‡‡	256,798	1,476,428
G4S PLC	3,156,850	7,343,808
GlaxoSmithKline PLC	540,265	11,589,079
Hays PLC	106,774	197,976
Inchcape PLC‡‡	67,285	522,442
Indivior PLC*	527,674	314,799
Investec PLC	73,973	380,822
John Wood Group PLC	961,123	4,489,464
Kingfisher PLC	3,014,290	7,664,464
Land Securities Group PLC REIT	14,472	152,388
Legal & General Group PLC	52,972	161,787
Liberty Global PLC Class AΔ*	93,000	2,301,750
Liberty Global PLC Class C*	32,826	780,931
Lloyds Banking Group PLC‡‡	26,044,389	17,330,784
London Stock Exchange Group PLC	5,849	525,565
Marks & Spencer Group PLC	182,371	413,600
Meggitt PLC	120,836	943,444
Merlin Entertainments PLC 144A	11,508	64,013
Moneysupermarket.com Group PLC	258,462	1,202,525
National Grid PLC	373,543	4,050,477
Persimmon PLC	23,688	632,025
Reckitt Benckiser Group PLC‡‡	22,299	1,739,381
Rio Tinto PLC‡‡	79,524	4,115,507
Rolls-Royce Holdings PLC*	657,516	6,406,149
Royal Bank of Scotland Group PLC	1,262,950	3,223,738
Royal Dutch Shell PLC, A Shares‡‡	72,840	2,135,121
Royal Dutch Shell PLC, B Shares‡‡	461,178	13,586,314
Royal Mail PLC	152,493	396,933
Schroders PLC	95,518	3,611,408
Segro PLC REIT	14,592	145,470
Smith & Nephew PLC‡‡	205,668	4,953,902
Smiths Group PLC	71,696	1,384,015
Spectris PLC	17,369	521,942
SSE PLC	780,483	11,952,353
Standard Chartered PLC	45,567	383,336
Tate & Lyle PLC‡‡	143,339	1,297,145
Tesco PLC	3,545,608	10,506,402
Travis Perkins PLC	181,681	2,883,912
Unilever PLC	17,700	1,064,212
Vodafone Group PLC‡‡	1,109,478	2,209,937
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
WH Smith PLC	8,050	$196,671
		179,218,933
Total Foreign Common Stocks (Cost $1,201,446,591)		1,190,363,019
FOREIGN PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische MotorenWerke AG
6.84%, 05/17/19	9,226	512,347
Henkel AG & Co. KGaA
2.04%, 04/09/19	4,200	415,663
Porsche Automobil Holding SE
3.67%, 06/28/19‡‡	2,638	171,655
Volkswagen AG
3.10%, 05/15/19	695	118,218
		1,217,883
Total Foreign Preferred Stocks (Cost $1,535,863)		1,217,883
MONEY MARKET FUNDS — 5.1%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	56,258,125	56,258,124
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø§	5,633,364	5,633,364
Northern Institutional U.S. Government Portfolio (Shares), 1.83%Ø	277,024	277,024
Total Money Market Funds (Cost $62,168,512)		62,168,512

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $3,488,621)	$3,500,000	3,491,130
TOTAL INVESTMENTS — 104.2% (Cost $1,282,445,141)		1,274,118,251

	Shares
FOREIGN COMMON STOCKS SOLD SHORT — (5.1)%
Australia — (0.3)%
AMP, Ltd.	(114,439)	(140,964)
Challenger, Ltd.	(284,856)	(1,416,982)
Magellan Financial Group, Ltd.	(2,735)	(94,958)
SEEK, Ltd.	(61,812)	(895,729)
TPG Telecom, Ltd.	(7,799)	(36,532)
Vocus Group, Ltd.*	(62,084)	(145,824)
WorleyParsons, Ltd.	(101,476)	(891,071)
		(3,622,060)
Belgium — (0.2)%
Galapagos NV*	(939)	(143,080)
Umicore SA	(46,960)	(1,772,504)
		(1,915,584)
	Shares	Value
Denmark — (0.2)%
AP Moeller - Maersk A/S Class B	(1,093)	$(1,235,977)
Chr. Hansen Holding A/S	(7,779)	(660,254)
Dfds A/S	(12,890)	(467,807)
		(2,364,038)
Finland — (0.1)%
Huhtamaki OYJ	(3,625)	(144,530)
Outokumpu OYJ	(462,254)	(1,217,766)
		(1,362,296)
France — (0.4)%
Altran Technologies SA	(10,338)	(162,370)
Bollore SA	(225,003)	(932,410)
Elior Group SA 144A	(62,719)	(833,315)
Iliad SA	(6,375)	(599,094)
Technicolor SA*	(111,824)	(96,714)
Ubisoft Entertainment SA*	(1,353)	(97,832)
Valeo SA	(64,263)	(2,083,793)
Worldline SA 144A*	(1,580)	(99,711)
		(4,905,239)
Germany — (0.9)%
1&1 Drillisch AG	(8,679)	(270,547)
Aurubis AG	(1,418)	(63,197)
Delivery Hero SE 144A*	(38,032)	(1,689,623)
Deutsche Bank AG	(234,404)	(1,755,463)
Innogy SE 144A	(1,983)	(96,527)
thyssenkrupp AG	(260,562)	(3,608,215)
TUI AG	(43,503)	(505,900)
United Internet AG	(25,301)	(902,590)
Wacker Chemie AG	(2,143)	(140,846)
Zalando SE 144A*	(33,123)	(1,511,969)
		(10,544,877)
Ireland — (0.3)%
James Hardie Industries PLC CDI	(221,905)	(3,723,401)
Italy — (0.3)%
Autogrill SpA	(9,229)	(89,376)
Banco BPM SpA*	(63,632)	(129,973)
FinecoBank Banca Fineco SpA	(93,584)	(990,642)
Freni Brembo SpA	(70,649)	(688,415)
Pirelli & C SpA 144A	(223,871)	(1,324,477)
Prysmian SpA	(10,886)	(233,744)
Saipem SpA*	(22,925)	(103,746)
		(3,560,373)
Japan — (0.5)%
CyberAgent, Inc.	(13,500)	(518,150)
Daiichi Sankyo Co., Ltd.	(18,400)	(1,157,860)
Hokuriku Electric Power Co.*	(74,800)	(502,241)
Japan Airport Terminal Co., Ltd.	(8,300)	(359,251)
Kansai Paint Co., Ltd.	(3,400)	(78,959)
MonotaRO Co., Ltd.	(24,200)	(632,501)
Nippon Paint Holdings Co., Ltd.	(36,700)	(1,904,157)
Taiyo Nippon Sanso Corporation	(24,400)	(492,626)

See Notes to Schedule of Investments.

	Shares	Value
Yaskawa Electric Corporation	(22,300)	$(817,753)
		(6,463,498)
Netherlands — (0.4)%
Altice Europe NV*	(272,059)	(1,423,347)
Boskalis Westminster	(20,393)	(425,432)
Koninklijke Vopak NV	(15,066)	(774,423)
OCI NV*	(41,800)	(986,828)
SBM Offshore NV	(39,309)	(653,384)
		(4,263,414)
Norway — (0.1)%
Adevinta ASA Class A*	(35,896)	(415,870)
Schibsted ASA Class A	(45,736)	(1,352,828)
		(1,768,698)
Papua New Guinea — (0.0)%
Oil Search, Ltd.	(66,899)	(330,524)
Spain — (0.4)%
Cellnex Telecom SA 144A*	(109,457)	(4,521,571)
Sweden — (0.1)%
BillerudKorsnas AB	(26,073)	(282,076)
Husqvarna AB, B Shares	(7,904)	(60,123)
Millicom International Cellular SA SDR	(10,368)	(503,020)
Saab AB, B Shares	(14,240)	(408,798)
Svenska Cellulosa AB SCA, B Shares	(16,479)	(146,944)
Tele2 AB, B Shares	(20,159)	(300,008)
		(1,700,969)
Switzerland — (0.2)%
Idorsia, Ltd.*	(14,488)	(356,230)
Lonza Group AG*	(2,972)	(1,004,712)
Sika AG	(4,385)	(641,461)
Vifor Pharma AG	(3,792)	(605,816)
		(2,608,219)
United Kingdom — (0.7)%
ASOS PLC*	(21,129)	(643,244)
easyJet PLC	(9,074)	(128,305)
Hargreaves Lansdown PLC	(6,898)	(176,329)
John Wood Group PLC	(430,898)	(2,012,751)
NMC Health PLC	(91,446)	(3,047,055)
Ocado Group PLC*	(61,319)	(997,096)
Severn Trent PLC	(24,907)	(663,018)
St. James’s Place PLC	(10,242)	(123,336)
Thomas Cook Group PLC†††*	(56,628)	(2,403)
United Utilities Group PLC	(6,934)	(70,405)
Weir Group PLC (The)	(11,786)	(206,576)
		(8,070,518)
Total Foreign Common Stocks Sold Short (Proceeds $(61,842,827))		(61,725,279)
	Shares	Value
FOREIGN PREFERRED STOCKS SOLD SHORT — (0.0)%
Germany — (0.0)%
Sartorius AG 0.37%, 03/29/19 (Proceeds $(351,543))	(1,808)	$(329,883)
Other Assets in Excess of Liabilities — 0.9%		11,221,277
NET ASSETS — 100.0%		$1,223,284,366
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
AEX Index	10/2019	(69)	$(8,726,217)	$(87,463)
CAC 40 Index	10/2019	269	16,641,837	194,722
IBEX 35 Index	10/2019	27	2,717,000	68,721
OMXS30 Index	10/2019	(53)	(887,142)	2,433
Hang Seng Index	10/2019	22	3,654,924	7,936
Topix Index®	12/2019	38	5,580,948	(16,688)
ASX SPI 200 Index	12/2019	(170)	(19,167,568)	(54,661)
S&P/TSX 60 Index	12/2019	(80)	(12,029,739)	(835)
DAX Index	12/2019	26	8,792,791	35,056
FTSE 100 Index®	12/2019	149	13,526,791	164,535
FTSE/MIB Index	12/2019	138	16,595,079	231,165
MSCI EAFE Index E-Mini	12/2019	261	24,774,120	(116,784)
Swiss Market Index	12/2019	(1)	(100,736)	(790)
Total Futures Contracts outstanding at September 30, 2019			$51,372,088	$427,347
Forward Foreign Currency Contracts outstanding at September 30, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/19	U.S. Dollars	44,782,446	Swiss Francs	43,723,000	CITI	$655,537
12/18/19	U.S. Dollars	19,314,783	Euro	17,348,000	CITI	287,298
12/18/19	U.S. Dollars	8,589,966	Swedish Kronor	82,557,000	CITI	156,524
12/18/19	U.S. Dollars	4,547,445	New Zealand Dollars	7,052,000	CITI	123,375
12/18/19	U.S. Dollars	8,112,831	Norwegian Kroner	72,844,000	CITI	95,502
12/18/19	British Pounds	9,896,875	U.S. Dollars	12,122,993	CITI	86,607
12/18/19	Australian Dollars	19,638,500	U.S. Dollars	13,204,911	CITI	83,926
12/18/19	Canadian Dollars	20,575,926	U.S. Dollars	15,489,137	CITI	62,859
12/18/19	U.S. Dollars	1,683,040	Danish Kroner	11,219,000	CITI	34,205
12/18/19	U.S. Dollars	2,277,392	Australian Dollars	3,330,000	CITI	24,072
12/18/19	U.S. Dollars	1,614,593	Swiss Francs	1,580,000	NT	19,997
12/18/19	Israeli Shekels	5,034,000	U.S. Dollars	1,438,114	CITI	16,336
12/18/19	U.S. Dollars	980,508	Japanese Yen	103,635,000	CITI	16,251
12/18/19	U.S. Dollars	1,026,053	British Pounds	819,000	CITI	15,668
12/18/19	U.S. Dollars	725,678	Hong Kong Dollars	5,675,000	CITI	1,065
12/18/19	U.S. Dollars	279,047	Singapore Dollars	384,000	CITI	955
12/18/19	Singapore Dollars	163,000	U.S. Dollars	117,519	CITI	525
12/18/19	Hong Kong Dollars	2,891,000	U.S. Dollars	368,675	CITI	463
Subtotal Appreciation						$1,681,165
12/18/19	U.S. Dollars	891,007	Japanese Yen	95,773,000	CITI	$(100)
12/18/19	U.S. Dollars	18,543	Israeli Shekels	65,000	CITI	(238)
12/18/19	U.S. Dollars	83,426	Canadian Dollars	111,000	CITI	(471)
12/18/19	Hong Kong Dollars	3,218,000	U.S. Dollars	411,380	CITI	(490)
12/18/19	U.S. Dollars	602,461	Hong Kong Dollars	4,724,000	CITI	(723)
12/18/19	Singapore Dollars	325,000	U.S. Dollars	236,269	CITI	(905)
12/18/19	U.S. Dollars	799,809	British Pounds	650,000	CITI	(2,084)
12/18/19	U.S. Dollars	621,839	Singapore Dollars	863,000	CITI	(3,143)
12/18/19	Swedish Kronor	3,645,000	U.S. Dollars	378,942	CITI	(6,594)
12/18/19	Danish Kroner	9,953,000	U.S. Dollars	1,487,394	CITI	(24,621)
12/18/19	Canadian Dollars	11,431,074	U.S. Dollars	8,677,216	CITI	(37,215)
12/18/19	Japanese Yen	514,117,000	U.S. Dollars	4,824,749	CITI	(41,221)

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/19	Euro	2,904,000	U.S. Dollars	3,241,357	CITI	$(56,216)
12/18/19	British Pounds	7,962,125	U.S. Dollars	9,882,262	CITI	(59,528)
12/18/19	Swiss Francs	6,035,000	U.S. Dollars	6,167,604	CITI	(76,853)
12/18/19	Australian Dollars	22,242,500	U.S. Dollars	15,132,369	CITI	(81,476)
12/18/19	New Zealand Dollars	36,604,000	U.S. Dollars	23,403,051	CITI	(439,543)
Subtotal Depreciation						$(831,421)
Total Forward Foreign Currency Contracts outstanding at September 30, 2019						$849,744
Swap agreements outstanding at September 30, 2019:
Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Italy Index, Floating financing rate: 1-Month EURIBOR - 0.2%	12/18/2019	GSC	EUR	8,346,314	$75,095	$—	$75,095
MSCI United Kingdom Index, Floating financing rate: 1-Month ICE LIBOR GBP + 0.16%	12/18/2019	GSC	GBP	97,291	2,667	—	2,667
Subtotal Appreciation					$77,762	$ —	$77,762
MSCI Australia Index, Floating financing rate: 1-Month ASX BBSW + 0.2%	12/18/2019	GSC	AUD	1,918,517	$(14,013)	$—	$(14,013)
MSCI Canada Index, Floating financing rate: 1-Month CDOR - 0.85%	12/18/2019	GSC	CAD	443,539	(4,383)	—	(4,383)
MSCI Netherlands Index, Floating financing rate: 1-Month EURIBOR - 0.1%	12/18/2019	GSC	EUR	2,543,347	(37,300)	—	(37,300)
MSCI Sweden Index, Floating financing rate: 1-Month STIBOR - 0.5%	12/18/2019	GSC	SEK	83,881,812	(179,509)	—	(179,509)
MSCI Switzerland Index, Floating financing rate: 1-Month ICE LIBOR CHF - 0.23%	12/18/2019	GSC	CHF	2,984,344	(4,061)	—	(4,061)
Subtotal Depreciation					$(239,266)	$ —	$(239,266)
Net Total Return Swaps outstanding at September 30, 2019					$(161,504)	$ —	$(161,504)
See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$16,877,707	$16,877,707	$—	$—
Foreign Common Stocks:
Taiwan	22,314,277	20,449,155	1,865,122	—
Other^^	1,168,048,742	1,168,048,742	—	—**
Total Foreign Common Stocks	1,190,363,019	1,188,497,897	1,865,122	—
Foreign Preferred Stocks	1,217,883	1,217,883	—	—
Money Market Funds	62,168,512	62,168,512	—	—
U.S. Treasury Obligation	3,491,130	—	3,491,130	—
Total Assets - Investments in Securities	$1,274,118,251	$1,268,761,999	$5,356,252	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,681,165	$—	$1,681,165	$—
Futures Contracts	704,568	704,568	—	—
Swap Agreements	77,762	—	77,762	—
Total Assets - Other Financial Instruments	$2,463,495	$704,568	$1,758,927	$ —
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
United Kingdom	$(8,070,518)	$(8,068,115)	$—	$(2,403)
Other^^	(53,654,761)	(53,654,761)	—	—
Total Foreign Common Stocks Sold Short	(61,725,279)	(61,722,876)	—	(2,403)
Foreign Preferred Stocks Sold Short	(329,883)	(329,883)	—	—
Total Liabilities - Investments in Securities	$(62,055,162)	$(62,052,759)	$ —	$(2,403)
Other Financial Instruments***
Forward Foreign Currency Contracts	$(831,421)	$—	$(831,421)	$—
Futures Contracts	(277,221)	(277,221)	—	—
Swap Agreements	(239,266)	—	(239,266)	—
Total Liabilities - Other Financial Instruments	$(1,347,908)	$(277,221)	$(1,070,687)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 securities have zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap agreements outstanding" disclosures.
Management has determined that the amount of transfers between Level 1 and Level 3 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 3 is not shown for the period ended September 30, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securites and assumptions is not shown for the period ended September 30, 2019.

See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 2.1%
Communication Services — 0.1%
Autohome, Inc. ADRΔ*	1,273	$105,824
Momo, Inc. ADR	2,542	78,751
Sea, Ltd. ADRΔ*	9,803	303,403
YY, Inc. ADR*	1,059	59,548
		547,526
Consumer Discretionary — 0.5%
Baozun, Inc. ADRΔ*	13,980	596,946
Huazhu Group, Ltd. ADR	3,029	100,018
MercadoLibre, Inc.*	1,726	951,423
Pinduoduo, Inc. ADRΔ*	5,417	174,536
Yum China Holdings, Inc.	8,294	376,796
		2,199,719
Financials — 0.2%
Intercorp Financial Services, Inc.Δ*	11,122	458,560
LexinFintech Holdings, Ltd. ADR*	32,845	329,435
		787,995
Health Care — 0.2%
Zai Lab, Ltd. ADRΔ*	30,487	986,255
Industrials — 0.3%
Copa Holdings SA Class A	14,088	1,391,190
ZTO Express Cayman, Inc. ADR	8,419	179,577
		1,570,767
Information Technology — 0.8%
Globant SA*	11,897	1,089,527
Huami Corporation ADR*	29,004	290,040
Pagseguro Digital, Ltd. Class AΔ*	15,793	731,374
StoneCo, Ltd. Class A*	45,472	1,581,516
		3,692,457
Materials — 0.0%
Southern Copper Corporation	2,441	83,311
Total Common Stocks (Cost $8,699,184)		9,868,030
FOREIGN COMMON STOCKS — 87.2%
Argentina — 0.1%
YPF SA ADR	62,646	579,476
Brazil — 6.0%
Atacadao SA*	88,200	449,815
B3 SA - Brasil Bolsa Balcao	438,500	4,624,621
Banco BTG Pactual SA*	77,800	1,096,141
Banco do Brasil SA*	324,400	3,560,245
Banco Pan SA*	21,170	84,070
BB Seguridade Participacoes SA	14,600	123,618
CCR SA	134,200	557,155
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	121,084	1,438,478
Cielo SA	491,700	946,726
Embraer SA ADR	4,479	77,263
IRB Brasil Resseguros SA	85,800	774,171
JBS SA	226,700	1,785,250
Kroton Educacional SA	17,100	46,135
	Shares	Value
Localiza Rent a Car SA	84,900	$928,905
Lojas Renner SA*	83,829	1,016,250
Minerva SA*	452,300	1,073,341
Petrobras Distribuidora SA	149,600	989,424
Petroleo Brasileiro SA ADRΔ*	115,146	1,666,163
Porto Seguro SA	13,200	187,757
Raia Drogasil SA*	101,600	2,344,042
Rumo SA*	166,700	985,367
Sao Martinho SA	103,600	471,255
TIM Participacoes SA ADRΔ*	91,318	1,311,326
TOTVS SA*	18,300	254,397
Wiz Solucoes e Corretagem de Seguros SA	142,800	383,210
YDUQS Part	174,855	1,511,641
		28,686,766
Canada — 0.2%
Parex Resources, Inc.*	60,453	926,290
Chile — 0.4%
Aguas Andinas SA Class A	168,635	92,233
Banco de Chile ADRΔ	7,668	215,471
Banco de Credito e Inversiones SA	1,824	114,855
Banco Santander Chile ADR	3,609	101,052
Cencosud SA	242,631	399,311
Empresas CMPC SA	35,072	81,577
Empresas COPEC SA	17,282	162,948
Enel Americas SA ADRΔ	94,495	860,850
Enel Chile SA ADR	17,578	74,003
		2,102,300
China — 15.4%
58.com, Inc. ADR*	10,901	537,528
Agricultural Bank of China, Ltd. Class A	571,300	276,856
Alibaba Group Holding, Ltd. ADR*	92,900	15,535,667
Anhui Conch Cement Co., Ltd. Class A	12,700	73,534
Anhui Conch Cement Co., Ltd. Class H	209,500	1,244,271
BAIC Motor Corporation, Ltd. Class H 144A	267,500	165,189
Baidu, Inc. ADR*	6,128	629,713
Bank of China, Ltd. Class A	203,500	102,038
Bank of Communications Co., Ltd. Class A	110,200	84,119
Bank of Ningbo Co., Ltd. Class A	13,000	45,902
Baoshan Iron & Steel Co., Ltd. Class A	60,900	50,410
Beijing Capital International Airport Co., Ltd. Class H	362,000	308,991
BOE Technology Group Co., Ltd. Class A	89,700	47,113
BYD Co., Ltd. Class A	6,114	41,772
China Communications Services Corporation, Ltd. Class H	1,036,000	586,886
China Construction Bank Corporation Class H	2,837,000	2,164,571
China Evergrande Group	224,785	478,955

See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
China Fortune Land Development Co., Ltd. Class A	18,753	$70,838
China International Travel Service Corporation, Ltd. Class A	4,500	58,653
China Medical System Holdings, Ltd.	526,000	625,479
China Mengniu Dairy Co., Ltd.*	91,000	340,770
China Merchants Bank Co., Ltd. Class A	26,393	128,457
China Merchants Bank Co., Ltd. Class H	331,500	1,577,625
China Merchants Securities Co., Ltd. Class A	17,900	41,241
China Minsheng Banking Corporation, Ltd. Class A	51,500	43,423
China National Building Material Co., Ltd.	1,592,000	1,429,970
China Oilfield Services, Ltd. Class H	935,805	1,118,758
China Pacific Insurance Group Co., Ltd. Class A	14,600	71,305
China Petroleum & Chemical Corporation Class A	60,200	42,327
China Railway Construction Corporation, Ltd. Class A	52,100	69,031
China Shipbuilding Industry Co., Ltd. Class A	57,500	44,374
China State Construction Engineering Corporation, Ltd. Class A	89,300	67,915
China Telecom Corporation, Ltd. Class H	560,000	255,075
China Tower Corporation, Ltd. Class H 144A	7,999,900	1,816,837
China United Network Communications, Ltd. Class A	54,600	45,960
China Vanke Co., Ltd. Class H	52,150	181,647
China Yangtze Power Co., Ltd. Class A	35,700	91,153
CITIC Securities Co., Ltd. Class A	16,500	51,951
Contemporary Amperex Technology Co., Ltd. Class A	36,999	370,519
Country Garden Holdings Co., Ltd.	207,632	263,060
CRRC Corporation, Ltd. Class A	63,700	65,308
Ctrip.com International, Ltd. ADR*	49,189	1,440,746
Daqin Railway Co., Ltd. Class A	48,200	51,239
Foshan Haitian Flavouring & Food Co., Ltd. Class A	5,000	76,970
Gree Electric Appliances, Inc. of Zhuhai Class A	55,000	441,399
Guotai Junan Securities Co., Ltd. Class A	18,800	46,264
Haier Smart Home Co., Ltd. Class A	31,100	66,645
Haitian International Holdings, Ltd.	86,000	176,220
Haitong Securities Co., Ltd. Class A	23,900	47,868
Haitong Securities Co., Ltd. Class H	1,398,591	1,466,810
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	19,600	88,669
Huaneng Power International, Inc. Class H	82,000	39,443
Huaneng Renewables Corporation, Ltd. Class H	3,980,000	1,355,831
Huatai Securities Co., Ltd. Class A	15,736	42,074
Industrial & Commercial Bank of China, Ltd. Class A	95,300	73,813
	Shares	Value
Industrial & Commercial Bank of China, Ltd. Class H	753,000	$504,389
Industrial Bank Co., Ltd. Class A	30,400	74,640
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	16,025	64,012
JD.com, Inc. ADR*	18,849	531,730
Jiangsu Hengrui Medicine Co., Ltd. Class A	13,728	155,127
Jiangxi Copper Co., Ltd. Class H	84,000	97,314
Luxshare Precision Industry Co., Ltd. Class A	18,265	68,457
Midea Group Co., Ltd. Class A	9,809	70,204
NARI Technology Co., Ltd. Class A	148,351	424,911
NetEase, Inc. ADR	1,533	408,054
New China Life Insurance Co., Ltd. Class A	6,200	42,264
New China Life Insurance Co., Ltd. Class H	231,400	915,243
New Oriental Education & Technology Group, Inc. ADR*	9,412	1,042,473
PICC Property & Casualty Co., Ltd. Class H	1,373,803	1,603,825
Ping An Bank Co., Ltd. Class A	24,300	53,060
Ping An Insurance Group Co. of China, Ltd. Class A	14,900	181,643
Ping An Insurance Group Co. of China, Ltd. Class H	755,500	8,680,196
SAIC Motor Corporation, Ltd. Class A	21,000	69,943
Sany Heavy Industry Co., Ltd. Class A	40,200	80,402
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	332,000	341,840
Shanghai International Airport Co., Ltd. Class A	55,600	621,273
Shanghai Pudong Development Bank Co., Ltd. Class A	37,200	61,689
Shenwan Hongyuan Group Co., Ltd. Class A	61,600	41,240
Sinopec Engineering Group Co., Ltd. Class H	433,500	272,123
Sinopharm Group Co., Ltd. Class H	158,000	494,903
Sunac China Holdings, Ltd.	67,859	272,728
Suning.com Co., Ltd. Class A	29,000	42,080
Sunny Optical Technology Group Co., Ltd.	56,000	823,099
TAL Education Group ADR*	8,608	294,738
Tencent Holdings, Ltd.	413,130	17,405,046
Vipshop Holdings, Ltd. ADR*	8,678	77,408
Weichai Power Co., Ltd. Class H	248,000	357,554
WuXi AppTec Co., Ltd. Class H 144AΔ	46,620	509,758
Yonghui Superstores Co., Ltd. Class A	33,400	41,587
Zijin Mining Group Co., Ltd. Class H	210,000	72,611
		73,456,746
Czech Republic — 0.1%
Moneta Money Bank AS 144A	201,708	621,828
Egypt — 0.1%
Commercial International Bank Egypt SAE GDR	84,685	389,974

See Notes to Schedule of Investments.

	Shares	Value
Greece — 0.4%
JUMBO SA	74,739	$1,418,249
Sarantis SA	36,482	322,085
		1,740,334
Hong Kong — 9.7%
AAC Technologies Holdings, Inc.	86,500	458,011
AIA Group, Ltd.	1,015,625	9,595,549
ANTA Sports Products, Ltd.	192,000	1,588,629
Beijing Enterprises Holdings, Ltd.	34,500	158,685
China Hongqiao Group, Ltd.	143,500	91,728
China Jinmao Holdings Group, Ltd.	122,000	69,890
China Mobile, Ltd.	307,996	2,548,393
China Oriental Group Co., Ltd.	132,000	45,641
China Overseas Land & Investment, Ltd.	558,633	1,756,932
China Resources Cement Holdings, Ltd.	526,398	527,896
China Resources Land, Ltd.	743,997	3,118,300
China Resources Power Holdings Co., Ltd.	636,000	771,701
China Unicom Hong Kong, Ltd.	1,066,000	1,131,597
CITIC, Ltd.	371,000	468,620
CNOOC, Ltd.	2,735,361	4,174,046
Country Garden Services Holdings Co., Ltd.	169,000	487,311
CSPC Pharmaceutical Group, Ltd.	1,225,124	2,460,346
Dali Foods Group Co., Ltd. 144A	67,500	41,425
ENN Energy Holdings, Ltd.	181,900	1,882,196
FIT Hon Teng, Ltd. 144A	1,065,000	437,539
Haier Electronics Group Co., Ltd.	237,000	618,377
Hengan International Group Co., Ltd.	207,600	1,361,450
Hong Kong Exchanges and Clearing, Ltd.	76,472	2,244,097
Hua Hong Semiconductor, Ltd. 144A	130,000	258,749
IMAX China Holding, Inc. 144A	67,000	158,146
Innovent Biologics, Inc. 144A*	321,000	1,021,849
Kingboard Laminates Holdings, Ltd.	496,074	447,484
Kunlun Energy Co., Ltd.	190,000	163,632
Lenovo Group, Ltd.	52,000	34,699
Li Ning Co., Ltd.	52,000	149,278
Longfor Group Holdings, Ltd. 144A	38,884	145,362
Meituan Dianping Class BΔ*	227,388	2,323,868
Minth Group, Ltd.Δ	174,000	589,420
Nexteer Automotive Group, Ltd.Δ	298,000	245,998
Shimao Property Holdings, Ltd.	33,000	96,419
Sihuan Pharmaceutical Holdings Group, Ltd.	258,000	39,172
Sino Biopharmaceutical, Ltd.	434,000	551,519
Sinotruk Hong Kong, Ltd.	370,500	549,295
SSY Group, Ltd.	1,072,050	848,043
Techtronic Industries Co., Ltd.	55,000	382,797
Uni-President China Holdings, Ltd.	481,000	519,191
Vitasoy International Holdings, Ltd.	380,000	1,539,355
		46,102,635
Hungary — 0.5%
OTP Bank Nyrt PLC	53,287	2,218,541
	Shares	Value
India — 10.0%
Abbott India, Ltd.	1,136	$169,859
Aditya Birla Fashion and Retail, Ltd.*	88,482	263,877
AIA Engineering, Ltd.	21,709	546,502
Amber Enterprises India, Ltd.*	21,805	279,421
Ambuja Cements, Ltd.	16,840	48,463
Apollo Hospitals Enterprise, Ltd.	67,277	1,324,773
Atul, Ltd.	4,035	227,563
Axis Bank, Ltd.	119,365	1,153,752
Bajaj Finance, Ltd.	9,225	526,675
Bharat Petroleum Corporation, Ltd.	139,391	924,634
Bharti Infratel, Ltd.	288,375	1,046,989
Coal India, Ltd.	171,196	482,773
Crompton Greaves Consumer Electricals, Ltd.	93,591	330,552
Dalmia Bharat, Ltd.	27,350	317,461
Divi's Laboratories, Ltd.	25,006	587,670
Edelweiss Financial Services, Ltd.	118,914	159,237
Eicher Motors, Ltd.	1,118	280,257
Emami, Ltd.	172,478	775,397
GAIL India, Ltd.	847,866	1,609,142
Godrej Consumer Products, Ltd.	5,614	54,446
Godrej Industries, Ltd.	76,482	440,748
HCL Technologies, Ltd.	123,638	1,885,219
HDFC Bank, Ltd.	130,448	2,259,364
Hindalco Industries, Ltd.	351,464	948,974
Hindustan Petroleum Corporation, Ltd.	28,273	120,363
Hindustan Unilever, Ltd.	24,930	697,204
Hindustan Zinc, Ltd.	59,403	178,916
Housing Development Finance Corporation, Ltd.	226,568	6,320,641
ICICI Bank, Ltd. ADR	142,938	1,740,985
ICICI Lombard General Insurance Co., Ltd. 144A	34,942	596,519
Indiabulls Housing Finance, Ltd.	171,920	620,786
Indian Oil Corporation, Ltd.	170,315	354,238
Info Edge India, Ltd.	16,896	481,867
Infosys, Ltd.	62,345	708,750
Infosys, Ltd. ADR	77,626	882,608
InterGlobe Aviation, Ltd. 144A	11,245	299,837
Larsen & Toubro Infotech, Ltd. 144A	12,609	268,882
Mahindra & Mahindra, Ltd.	413,631	3,193,481
Marico, Ltd.	602,025	3,349,123
Maruti Suzuki India, Ltd.	11,204	1,061,734
MRF, Ltd.	265	236,666
Navin Fluorine International, Ltd.	25,014	258,951
NTPC, Ltd.	42,430	70,349
Oil & Natural Gas Corporation, Ltd.	340,220	632,733
Power Grid Corporation of India, Ltd.	578,060	1,623,604
Prestige Estates Projects, Ltd.	72,927	297,187
Procter & Gamble Hygiene & Health Care, Ltd.	1,959	335,196
SBI Life Insurance Co., Ltd. 144A	26,142	312,219
Tata Consultancy Services, Ltd.	169,218	5,012,634
TeamLease Services, Ltd.*	13,941	595,055
Tech Mahindra, Ltd.	26,458	266,750
See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Thermax, Ltd.	17,656	$281,001
Wipro, Ltd.	21,045	71,210
		47,513,237
Indonesia — 1.6%
PT Adaro Energy Tbk	4,722,200	429,139
PT Bank Central Asia Tbk	754,716	1,613,641
PT Bank Mandiri Persero Tbk	1,960,652	963,406
PT Bank Negara Indonesia Persero Tbk	954,031	493,986
PT BFI Finance Indonesia Tbk	5,778,700	219,831
PT Bukit Asam Tbk	622,000	99,029
PT Indofood Sukses Makmur Tbk	173,436	94,079
PT Link Net Tbk	2,611,900	754,406
PT Map Aktif Adiperkasa*	583,300	213,678
PT Perusahaan Gas Negara Tbk	247,900	36,674
PT Semen Indonesia Persero Tbk	511,600	416,272
PT Telekomunikasi Indonesia Persero Tbk	6,059,400	1,839,804
PT United Tractors Tbk	478,060	692,926
		7,866,871
Isle of Man — 0.0%
NEPI Rockcastle PLC	10,920	95,710
Japan — 0.7%
SoftBank Group Corporation	82,400	3,231,223
Malaysia — 0.7%
AirAsia Group Bhd	412,440	173,369
DiGi.Com Bhd	108,700	123,316
Hong Leong Bank Bhd.	81,000	316,494
Malayan Banking Bhd	223,016	453,276
Malaysia Airports Holdings	261,300	539,824
Petronas Chemicals Group Bhd	218,299	393,116
Petronas Gas Bhd	58,200	227,685
Public Bank Bhd	115,316	553,032
RHB Bank Bhd	120,300	162,047
Sime Darby Bhd	100,900	54,221
Tenaga Nasional Bhd	69,700	227,062
		3,223,442
Mexico — 2.4%
Alfa SAB de CV Series A	339,600	299,434
Alpek SAB de CV	1,112,400	1,295,376
Arca Continental SAB de CV	48,500	262,948
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADRΔ	21,985	138,506
Bolsa Mexicana de Valores SAB de CV	228,500	431,318
Fibra Uno Administracion SA de CV REIT	123,161	180,429
Fomento Economico Mexicano SAB de CV ADR	36,100	3,306,038
Gruma SAB de CV Series B	22,480	230,120
Grupo Cementos de Chihuahua SAB de CV	108,600	582,788
Grupo Financiero Banorte SAB de CV Series O	69,310	373,559
Kimberly-Clark de Mexico SAB de CV Series A*	174,500	350,698
	Shares	Value
Orbia Advance Corporation SAB de CV	25,168	$49,331
Unifin Financiera SAB de CV SOFOM ENR	156,600	286,949
Wal-Mart de Mexico SAB de CV	1,230,813	3,648,031
		11,435,525
Netherlands — 1.0%
Prosus NV*	54,141	3,974,390
Yandex NV Class A*	27,903	976,884
		4,951,274
Peru — 1.4%
Alicorp SAA Class C	122,838	338,959
Banco BBVA Peru SA	253,856	244,042
Cia de Minas Buenaventura SAA ADR	38,554	585,250
Credicorp, Ltd.	24,567	5,120,745
Intercorp Financial Services, Inc.	7,526	308,566
		6,597,562
Philippines — 0.7%
Ayala Land, Inc.	1,746,000	1,665,825
Bank of the Philippine Islands	342,990	615,436
BDO Unibank, Inc.	34,770	95,931
JG Summit Holdings, Inc.	34,530	48,301
Jollibee Foods Corporation	110,860	474,839
PLDT, Inc.	4,345	94,898
SM Prime Holdings, Inc.	203,800	146,274
		3,141,504
Poland — 0.8%
Alior Bank SA*	4,571	44,250
Bank Polska Kasa Opieki SA	34,973	893,054
CD Projekt SA	3,966	240,723
Cyfrowy Polsat SA	21,508	141,703
Dino Polska SA 144A*	19,276	754,677
Jastrzebska Spolka Weglowa SA	36,627	198,932
PGE Polska Grupa Energetyczna SA*	181,840	362,401
Polski Koncern Naftowy ORLEN SA	5,345	131,556
Polskie Gornictwo Naftowe i Gazownictwo SA	147,690	173,246
Powszechna Kasa Oszczednosci Bank Polski SA	96,662	947,794
Powszechny Zaklad Ubezpieczen SA	6,255	58,306
		3,946,642
Portugal — 0.2%
Galp Energia SGPS SA	53,529	806,605
Qatar — 0.1%
Industries Qatar QSC	17,530	52,516
Qatar Islamic Bank SAQ	6,620	28,358
Qatar National Bank QPSC	108,220	573,231
		654,105
Russia — 1.8%
Gazprom PJSC ADR	117,125	808,631
LUKOIL PJSC ADR	8,658	716,363
LUKOIL PJSC ADR (OTC Exchange)	18,259	1,510,567
MMC Norilsk Nickel PJSC ADR	1,891	48,410

See Notes to Schedule of Investments.

	Shares	Value
Mobile TeleSystems PJSC ADR	66,665	$539,986
Novatek PJSC GDR	1,991	403,775
Novolipetsk Steel PJSC GDR	13,678	297,086
Rosneft Oil Co. PJSC GDR	16,843	108,065
Sberbank of Russia PJSC ADR	226,135	3,205,464
Sberbank of Russia PJSC ADR (OTC Exchange)	14,170	200,399
Severstal PJSC GDR	34,658	497,342
Surgutneftegas PJSC ADR	19,506	104,650
		8,440,738
Singapore — 0.0%
Silverlake Axis, Ltd.	490,500	163,246
Slovenia — 0.2%
Nova Ljubljanska Banka dd GDR	83,760	991,455
South Africa — 5.1%
Absa Group, Ltd.	53,332	538,320
Anglo American Platinum, Ltd.	779	46,963
AngloGold Ashanti, Ltd. ADR	24,308	444,107
Bid Corporation, Ltd.	19,642	417,676
Capitec Bank Holdings, Ltd.	807	68,601
Clicks Group, Ltd.	170,761	2,424,028
FirstRand, Ltd.Δ	72,364	297,149
Foschini Group, Ltd. (The)	21,883	236,183
Growthpoint Properties, Ltd. REITΔ	120,580	183,915
Harmony Gold Mining Co., Ltd. ADR*	192,896	547,825
Investec, Ltd.	37,745	199,006
JSE, Ltd.	331,904	2,871,096
Mr Price Group, Ltd.	80,709	843,328
MultiChoice Group, Ltd.*	126,005	981,500
Nampak, Ltd.*	904,567	566,810
Naspers, Ltd. N Shares	55,319	8,382,956
Netcare, Ltd.	127,222	147,425
Old Mutual, Ltd.	1,201,763	1,533,845
Pick n Pay Stores, Ltd.	105,893	416,300
Redefine Properties, Ltd. REIT	270,156	139,671
Remgro, Ltd.Δ	6,798	73,250
RMB Holdings, Ltd.	21,569	106,955
Santam, Ltd.	20,494	397,837
Sappi, Ltd.	14,943	37,049
Sasol, Ltd.	54,290	907,139
SPAR Group, Ltd. (The)	24,384	307,533
Transaction Capital, Ltd.	353,371	516,815
Truworths International, Ltd.	178,167	623,496
		24,256,778
South Korea — 10.9%
BGF retail Co., Ltd.	2,970	489,144
BNK Financial Group, Inc.	41,549	249,749
Cuckoo Homesys Co., Ltd.	12,775	449,632
Daelim Industrial Co., Ltd.	4,497	390,994
Hana Financial Group, Inc.	33,487	986,847
Hankook Tire & Technology Co., Ltd.	17,930	483,420
Hyundai Department Store Co., Ltd.	1,493	97,482
Hyundai Glovis Co., Ltd.	705	91,945
Hyundai Marine & Fire Insurance Co., Ltd.	13,950	307,888
	Shares	Value
KCC Corporation	667	$121,562
Kia Motors Corporation	52,577	2,004,357
Kolmar Korea Co., Ltd.	5,816	205,188
Korea Gas Corporation	1,814	60,055
Korea Investment Holdings Co., Ltd.	15,482	974,622
Korea Zinc Co., Ltd.	2,078	778,284
Kumho Petrochemical Co., Ltd.	8,657	518,197
LG Chem, Ltd.	6,298	1,576,935
LG Electronic, Inc.	21,937	1,236,094
LG Household & Health Care, Ltd.	837	914,567
LG Uplus Corporation	36,543	417,014
Macquarie Korea Infrastructure Fund	318,034	3,124,106
NAVER Corporation	6,377	837,009
NCSoft Corporation	2,064	899,004
Orange Life Insurance, Ltd. 144A	30,015	678,766
Orion Corporation	4,735	389,520
Osstem Implant Co., Ltd.*	2,774	96,707
Pearl Abyss Corporation*	1,948	322,454
POSCO	2,593	492,088
Posco International Corporation	3,587	57,277
Samsung Electro-Mechanics Co., Ltd.	17,657	1,520,437
Samsung Electronics Co., Ltd.	390,304	16,005,025
Samsung Fire & Marine Insurance Co., Ltd.	12,258	2,285,277
Shinhan Financial Group Co., Ltd.	64,220	2,244,197
SK Hynix, Inc.	142,271	9,776,931
SK Telecom Co., Ltd.	3,310	668,282
Woori Financial Group, Inc.	24,413	254,100
		52,005,156
Taiwan — 11.2%
Advantech Co., Ltd.	116,000	1,020,356
Asia Cement Corporation	52,000	72,575
Asustek Computer, Inc.	8,000	53,239
Catcher Technology Co., Ltd.	173,000	1,309,629
Chailease Holding Co., Ltd.	229,572	927,143
China Airlines, Ltd.	814,000	238,198
China Development Financial Holding Corporation	591,000	176,022
China Life Insurance Co., Ltd.*	720,249	571,020
Chroma ATE, Inc.	297,000	1,408,316
CTBC Financial Holding Co., Ltd.	637,423	423,113
E.Sun Financial Holding Co., Ltd.	2,110,000	1,784,935
Eva Airways Corporation	312,504	137,447
Feng TAY Enterprise Co., Ltd.	8,900	63,788
First Financial Holding Co., Ltd.	963,142	676,334
Fubon Financial Holding Co., Ltd.	168,406	241,783
Globalwafers Co., Ltd.	24,000	242,047
Inventec Corporation	84,000	57,942
Kingpak Technology, Inc.	43,069	182,296
Largan Precision Co., Ltd.	16,000	2,288,656
Lite-On Technology Corporation	67,000	106,439
MediaTek, Inc.	423,000	5,032,729
Nanya Technology Corporation	547,000	1,420,770
Nien Made Enterprise Co., Ltd.	69,000	604,826
Phison Electronics Corporation	76,000	675,900
Pou Chen Corporation	135,000	173,058
Powertech Technology, Inc.	91,763	257,852
See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
President Chain Store Corporation	553,000	$5,169,081
Realtek Semiconductor Corporation	50,000	370,705
Silergy Corporation	92,000	2,281,587
Taiwan Business Bank	486,150	199,671
Taiwan Cooperative Financial Holding Co., Ltd.	393,593	259,948
Taiwan Semiconductor Manufacturing Co., Ltd.	1,718,000	15,258,476
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	194,578	9,043,985
Uni-President Enterprises Corporation	198,000	477,803
United Microelectronics Corporation	411,000	176,236
Wistron Corporation	122,000	98,458
		53,482,363
Thailand — 2.4%
Advanced Info Service PCL	175,700	1,263,822
Advanced Info Service PCL NVDR	93,700	673,991
Airports of Thailand PCL	385,500	942,165
Bangkok Bank PCL NVDR	171,470	972,701
Central Pattana PCL NVDR	24,400	54,249
Charoen Pokphand Foods PCL NVDR	172,200	147,793
CP ALL PCL	430,200	1,142,840
Kasikornbank PCL NVDR	544,900	2,788,192
Krung Thai Bank PCL NVDR	1,224,300	688,506
PTT Exploration & Production PCL	139,400	551,493
PTT Global Chemical PCL NVDR	413,033	725,863
PTT PCL NVDR	338,300	511,570
Ratch Group PCL NVDR	220,000	514,304
Thai Union Group PCL NVDR	211,300	115,374
TMB Bank PCL NVDR	3,488,900	179,093
		11,271,956
Turkey — 0.6%
Enerjisa Enerji AS 144A	706,260	777,924
Eregli Demir ve Celik Fabrikalari TAS	125,077	151,723
Sok Marketler Ticaret AS*	164,079	319,615
TAV Havalimanlari Holding AS	127,454	532,657
Tupras Turkiye Petrol Rafinerileri AS	47,784	1,214,274
Türkiye Is Bankasi AS Class C*	42,265	46,928
		3,043,121
United Kingdom — 2.5%
Anglo American PLC	29,279	673,632
Antofagasta PLC	299,737	3,313,190
Ferrexpo PLC	249,627	494,616
Network International Holdings PLC 144A*	62,296	409,789
NMC Health PLCΔ	16,417	547,028
TCS Group Holding PLC GDR	76,301	1,335,267
Unilever PLC	88,658	5,330,562
		12,104,084
Total Foreign Common Stocks (Cost $418,232,399)		416,047,487
FOREIGN PREFERRED STOCKS — 1.2%
Brazil — 1.0%
Azul SA
0.00%, *	15,200	182,036
	Shares	Value
Azul SA ADR
0.00%, *	34,324	$1,229,486
Banco Bradesco SA
0.00%, 10/02/19*	173,220	1,415,793
Banco Bradesco SA ADR
0.00%, 10/02/19*	13,704	111,551
Cia Brasileira de Distribuicao
0.00%, 06/28/19*	3,600	69,341
Cia Energetica de Minas Gerais
3.15%, 05/06/19	351,300	1,214,134
Itausa - Investimentos Itau SA
0.61%, 12/02/19	175,309	558,633
		4,780,974
Colombia — 0.2%
Banco Davivienda SA
1.98%, 09/12/19	21,252	256,490
Bancolombia SA ADR
2.63%, 09/26/19Δ	14,213	702,833
		959,323
Total Foreign Preferred Stocks (Cost $5,232,562)		5,740,297
RIGHTS — 0.0%
TMB Bank PCL NVDR* (Cost $—)	2,415,244	13,424
MONEY MARKET FUNDS — 8.5%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞	27,017,267	27,017,267
Northern Institutional Liquid Assets Portfolio (Shares), 1.96%Ø§	1,744,843	1,744,843
Northern Institutional U.S. Government Portfolio (Shares), 1.83%Ø	11,621,242	11,621,242
Total Money Market Funds (Cost $40,383,352)		40,383,352

	Par
U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $2,990,246)	$3,000,000	2,992,397
TOTAL INVESTMENTS — 99.6% (Cost $475,537,743)		475,044,987
Other Assets in Excess of Liabilities — 0.4%		1,902,993
NET ASSETS — 100.0%		$476,947,980

See Notes to Schedule of Investments.

Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Bovespa Index	10/2019	(20)	$(506,090)	$(4,366)
TAIEX	10/2019	(15)	(1,046,560)	1,962
Hang Seng Index	10/2019	238	15,501,869	(37,080)
MSCI Singapore Index	10/2019	(102)	(2,651,196)	7,612
MSCI Taiwan Index	10/2019	(27)	(1,099,170)	(13,256)
BIST 30 Index	10/2019	50	116,721	5,596
Euro-BTP	10/2019	(4)	(75,663)	97
SGX Nifty 50 Index	10/2019	(155)	(3,576,780)	24,285
KOSPI 200 Index	12/2019	224	12,834,845	344,079
BIST 30 Index	12/2019	(41)	(282,438)	18,059
FTSE/JSE Top 40 Index	12/2019	(66)	(2,149,391)	107,991
MSCI Emerging Markets E-Mini	12/2019	710	35,567,450	(736,894)
WIG 20 Index	12/2019	(67)	(729,797)	8,406
SET50 Index	12/2019	(259)	(1,837,261)	(8,263)
Mexican Bolsa Index	12/2019	45	993,425	(1,084)
Total Futures Contracts outstanding at September 30, 2019			$51,059,964	$(282,856)
Forward Foreign Currency Contracts outstanding at September 30, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/19	U.S. Dollars	16,733,337	Chilean Pesos	11,978,343,000	CITI	$278,711
12/18/19	Indian Rupees	889,362,000	U.S. Dollars	12,198,602	CITI	264,160
12/18/19	Mexican Pesos	363,017,355	U.S. Dollars	17,913,142	CITI	248,875
12/18/19	U.S. Dollars	12,832,796	Brazilian Reals	52,546,000	CITI	247,503
12/18/19	Russian Rubles	582,913,000	U.S. Dollars	8,698,867	CITI	190,980
12/18/19	Philippine Pesos	616,902,000	U.S. Dollars	11,782,406	CITI	85,513
12/18/19	U.S. Dollars	5,940,595	Mexican Pesos	117,300,000	CITI	71,992
12/18/19	U.S. Dollars	3,272,469	Hungarian Forint	979,000,000	CITI	69,783
12/18/19	U.S. Dollars	11,505,969	Chinese Offshore Yuan	81,848,875	CITI	66,385
12/18/19	U.S. Dollars	3,636,451	Polish Zloty	14,309,000	CITI	63,957
12/18/19	South African Rand	41,552,000	U.S. Dollars	2,674,463	CITI	40,705
12/18/19	U.S. Dollars	2,874,496	Czech Republic Koruna	67,100,000	CITI	34,214
10/10/23	U.S. Dollars	1,196,266	Chinese Offshore Yuan	8,649,000	SC	29,874
12/18/19	Indonesian Rupiahs	29,085,845,841	U.S. Dollars	2,004,054	CITI	26,342
12/18/19	Hong Kong Dollars	161,473,225	U.S. Dollars	20,593,118	CITI	24,602
12/18/19	U.S. Dollars	5,112,805	South Korean Won	6,097,335,289	CITI	16,598
12/18/19	Taiwan Dollars	64,264,000	U.S. Dollars	2,073,082	CITI	10,256
12/18/19	U.S. Dollars	767,893	Colombian Pesos	2,660,000,000	CITI	6,407
12/18/19	Chinese Offshore Yuan	9,550,000	U.S. Dollars	1,328,892	CITI	5,861
12/18/19	South Korean Won	613,125,000	U.S. Dollars	508,215	CITI	4,241
12/18/19	U.S. Dollars	880,063	Singapore Dollars	1,210,000	CITI	3,785
12/18/19	U.S. Dollars	369,575	South African Rand	5,600,000	CITI	3,649
12/18/19	U.S. Dollars	1,781,106	Hong Kong Dollars	13,932,000	CITI	2,197
12/18/19	Peruvian Nuevo Soles	709,874	U.S. Dollars	207,914	CITI	2,004
12/18/19	U.S. Dollars	144,380	Euro	130,000	CITI	1,795
12/18/19	U.S. Dollars	131,045	Peruvian Nuevo Soles	440,000	CITI	932
12/18/19	Brazilian Reals	1,695,000	U.S. Dollars	405,108	CITI	861
12/18/19	Colombian Pesos	1,700,000,000	U.S. Dollars	485,855	CITI	809
12/18/19	Thai Baht	13,832,000	U.S. Dollars	452,175	CITI	787
See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/19	Israeli Shekels	164,000	U.S. Dollars	46,602	CITI	$781
12/18/19	Saudi Riyals	12,900,000	U.S. Dollars	3,439,110	CITI	247
12/18/19	U.S. Dollars	54,192	Thai Baht	1,650,000	CITI	159
Subtotal Appreciation						$1,804,965
12/18/19	U.S. Dollars	31,991	Saudi Riyals	120,000	CITI	$(3)
12/18/19	U.S. Dollars	2,942	Peruvian Nuevo Soles	10,000	CITI	(15)
12/18/19	Peruvian Nuevo Soles	50,000	U.S. Dollars	14,833	CITI	(48)
12/18/19	U.S. Dollars	224,519	Polish Zloty	900,000	CITI	(182)
12/18/19	Thai Baht	2,766,000	U.S. Dollars	90,846	CITI	(267)
12/18/19	Indian Rupees	32,000,000	U.S. Dollars	448,828	CITI	(407)
12/18/19	U.S. Dollars	858,560	Czech Republic Koruna	20,300,000	CITI	(721)
12/18/19	Hong Kong Dollars	9,930,000	U.S. Dollars	1,268,834	CITI	(921)
12/18/19	U.S. Dollars	1,198,260	Thai Baht	36,631,000	CITI	(1,311)
12/18/19	U.S. Dollars	117,480	Mexican Pesos	2,383,000	CITI	(1,743)
12/18/19	U.S. Dollars	140,757	Indonesian Rupiahs	2,046,750,000	CITI	(2,121)
12/18/19	U.S. Dollars	3,836,839	Hong Kong Dollars	30,075,000	CITI	(3,290)
12/18/19	Indonesian Rupiahs	9,567,805,947	U.S. Dollars	672,616	CITI	(4,716)
12/18/19	U.S. Dollars	522,786	Philippine Pesos	27,452,000	CITI	(5,333)
12/18/19	Taiwan Dollars	47,200,000	U.S. Dollars	1,538,214	CITI	(8,064)
12/18/19	U.S. Dollars	2,609,221	Brazilian Reals	10,929,000	CITI	(8,384)
12/18/19	U.S. Dollars	1,084,217	South African Rand	16,722,000	CITI	(8,464)
12/18/19	Euro	510,000	U.S. Dollars	567,998	CITI	(8,624)
12/18/19	U.S. Dollars	460,607	Indian Rupees	33,495,000	CITI	(8,763)
12/18/19	U.S. Dollars	494,454	Russian Rubles	33,000,000	CITI	(8,820)
12/18/19	Chinese Offshore Yuan	11,618,000	U.S. Dollars	1,634,589	CITI	(10,803)
12/18/19	U.S. Dollars	2,399,449	Singapore Dollars	3,330,000	CITI	(12,125)
12/18/19	Brazilian Reals	6,200,000	U.S. Dollars	1,502,289	CITI	(17,327)
12/18/19	U.S. Dollars	3,796,405	Chinese Offshore Yuan	27,300,625	CITI	(19,259)
12/18/19	South Korean Won	5,415,504,000	U.S. Dollars	4,565,228	CITI	(38,901)
12/18/19	Chilean Pesos	1,356,090,000	U.S. Dollars	1,901,774	CITI	(38,915)
12/18/19	Colombian Pesos	10,440,000,000	U.S. Dollars	3,028,917	CITI	(40,227)
12/18/19	Mexican Pesos	138,661,645	U.S. Dollars	6,979,993	CITI	(42,652)
12/18/19	U.S. Dollars	6,030,453	Taiwan Dollars	187,865,000	CITI	(59,836)
12/18/19	U.S. Dollars	4,955,594	Israeli Shekels	17,372,000	CITI	(63,616)
12/18/19	Hungarian Forint	805,656,000	U.S. Dollars	2,734,473	CITI	(98,862)
12/18/19	South African Rand	67,405,000	U.S. Dollars	4,521,975	CITI	(117,471)
12/18/19	Polish Zloty	31,664,000	U.S. Dollars	8,046,249	CITI	(140,772)
12/18/19	U.S. Dollars	18,776,849	South Korean Won	22,665,461,711	CITI	(167,148)
Subtotal Depreciation						$(940,111)
Total Forward Foreign Currency Contracts outstanding at September 30, 2019						$864,854
Swap agreements outstanding at September 30, 2019:
Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Emerging Markets Korea Index, Floating financing rate: 1-Month ICE LIBOR USD + 0.20% (Monthly)	12/18/2019	GSC	USD	161,660	$2,949	$—	$2,949
MSCI Emerging Markets Thailand Index, Floating financing rate: 1-Month ICE LIBOR USD + 0.10% (Monthly)	12/18/2019	GSC	USD	110,813	2,922	—	2,922
MSCI Poland Index, Floating financing rate: 1-Month WIBOR - 0.30% (Monthly)	12/18/2019	GSC	PLN	1,250,525	3,006	—	3,006

See Notes to Schedule of Investments.

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
MSCI Singapore Index, Floating financing rate: 1-Month SIBOR - 0.10% (Monthly)	12/18/2019	GSC	SGD	2,014,655	$15,784	$—	$15,784
MSCI South Africa Index, Floating financing rate: 1-Month SAFE South Africa JIBAR - 0.61% (Monthly)	12/18/2019	GSC	ZAR	35,108,543	68,517	—	68,517
Subtotal Appreciation					$93,178	$ —	$93,178
MSCI Daily TR Net Israel USD Index, Floating financing rate: 1-Month ICE LIBOR USD + 0.27% (Monthly)	12/18/2019	GSC	USD	230,523	$(2,161)	$—	$(2,161)
MSCI Hong Kong Index, Floating financing rate: 1-Month HIBOR - 0.15% (Monthly)	12/18/2019	GSC	HKD	6,666,626	(30,667)	—	(30,667)
Subtotal Depreciation					$(32,828)	$ —	$(32,828)
Net Total Return Swaps outstanding at September 30, 2019					$60,350	$ —	$60,350
See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$9,868,030	$9,868,030	$—	$—
Foreign Common Stocks:
China	73,456,746	72,100,915	1,355,831	—
Taiwan	53,482,363	9,043,985	44,438,378	—
Thailand	11,271,956	8,635,458	2,636,498	—
Other^^	277,836,422	277,836,422	—	—
Total Foreign Common Stocks	416,047,487	367,616,780	48,430,707	—
Foreign Preferred Stocks	5,740,297	5,740,297	—	—
Money Market Funds	40,383,352	40,383,352	—	—
Rights	13,424	13,424	—	—
U.S. Treasury Obligation	2,992,397	—	2,992,397	—
Total Assets - Investments in Securities	$475,044,987	$423,621,883	$51,423,104	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,804,965	$—	$1,804,965	$—
Futures Contracts	518,087	518,087	—	—
Swap Agreements	93,178	—	93,178	—
Total Assets - Other Financial Instruments	$2,416,230	$518,087	$1,898,143	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	(940,111)	—	(940,111)	—
Futures Contracts	(800,943)	(800,943)	—	—
Swap Agreements	(32,828)	—	(32,828)	—
Total Liabilities - Other Financial Instruments	$(1,773,882)	$(800,943)	$(972,939)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap agreements outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended September 30, 2019.

See Notes to Schedule of Investments.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS — 54.1%
Real Estate — 54.1%
Agree Realty Corporation REITΔ	44,653	$3,266,367
Alexandria Real Estate Equities, Inc. REIT	22,105	3,405,054
American Assets Trust, Inc. REIT	12,013	561,488
American Tower Corporation REIT	5,924	1,309,974
Americold Realty Trust REITΔ	64,666	2,397,169
Apartment Investment & Management Co. Class A REIT	47,169	2,459,392
AvalonBay Communities, Inc. REIT	2,370	510,332
Boston Properties, Inc. REIT	14,990	1,943,603
Brixmor Property Group, Inc. REIT	76,487	1,551,921
Camden Property Trust REIT	18,230	2,023,712
CoreSite Realty Corporation REIT	12,291	1,497,658
Cousins Properties, Inc. REIT	33,112	1,244,680
CubeSmart REITΔ	49,589	1,730,656
CyrusOne, Inc. REITΔ	60,352	4,773,843
DiamondRock Hospitality Co. REIT	200,108	2,051,107
Douglas Emmett, Inc. REIT	54,932	2,352,738
Duke Realty Corporation REIT	41,710	1,416,889
Equinix, Inc. REIT	2,362	1,362,402
Equity LifeStyle Properties, Inc. REIT	22,501	3,006,134
Equity Residential REIT	84,852	7,319,334
Essential Properties Realty Trust, Inc. REIT	35,132	804,874
Essex Property Trust, Inc. REIT	7,399	2,416,883
Extra Space Storage, Inc. REIT	43,496	5,081,203
Four Corners Property Trust, Inc. REITΔ	43,639	1,234,111
HCP, Inc. REITΔ	159,103	5,668,840
Highwoods Properties, Inc. REIT	19,500	876,330
Host Hotels & Resorts, Inc. REIT	68,912	1,191,488
Hudson Pacific Properties, Inc. REIT	34,991	1,170,799
Invitation Homes, Inc. REIT	169,839	5,028,933
JBG SMITH Properties REIT	31,624	1,239,977
Kilroy Realty Corporation REIT	27,303	2,126,631
Kimco Realty Corporation REITΔ	120,861	2,523,578
Liberty Property Trust REIT	39,193	2,011,777
Life Storage, Inc. REIT	14,976	1,578,620
Medical Properties Trust, Inc. REIT	132,981	2,601,108
Mid-America Apartment Communities, Inc. REIT	26,120	3,395,861
New Senior Investment Group, Inc. REIT	46,606	311,328
Omega Healthcare Investors, Inc. REIT	58,331	2,437,652
Paramount Group, Inc. REIT	94,279	1,258,625
Park Hotels & Resorts, Inc. REITΔ	21,166	528,515
Pebblebrook Hotel Trust REITΔ	43,839	1,219,601
Physicians Realty Trust REIT	64,974	1,153,289
Prologis, Inc. REIT	103,942	8,857,937
Public Storage REIT	9,470	2,322,707
QTS Realty Trust, Inc. Class A REIT	20,957	1,077,399
Realty Income Corporation REIT	44,061	3,378,597
Regency Centers Corporation REIT	27,365	1,901,594
Rexford Industrial Realty, Inc. REIT	55,984	2,464,416
Ryman Hospitality Properties, Inc. REITΔ	20,278	1,658,943
	Shares	Value
Sabra Health Care REIT, Inc.Δ	41,127	$944,276
SBA Communications Corporation REIT	4,038	973,764
Simon Property Group, Inc. REIT	34,211	5,324,942
SITE Centers Corporation REIT	91,681	1,385,300
Spirit Realty Capital, Inc. REITΔ	7,397	354,020
STORE Capital Corporation REIT	89,103	3,333,343
Sun Communities, Inc. REITΔ	8,679	1,288,398
UDR, Inc. REIT	36,437	1,766,466
Ventas, Inc. REIT	34,981	2,554,662
VEREIT, Inc. REIT	315,769	3,088,221
Welltower, Inc. REIT	50,016	4,533,950
		139,253,411
Total Common Stocks (Cost $124,098,011)		139,253,411
FOREIGN COMMON STOCKS — 42.2%
Australia — 3.4%
Cromwell Property Group REITΔ	624,406	535,232
Dexus REIT	128,421	1,034,066
Goodman Group REIT	164,803	1,577,295
GPT Group (The) REIT (Athens Exchange)	527,356	2,192,584
Ingenia Communities Group REIT	83,305	226,031
Mirvac Group REIT	1,082,479	2,235,695
Scentre Group REIT	362,904	962,622
		8,763,525
Austria — 0.2%
CA Immobilien Anlagen AG	11,960	424,315
Belgium — 0.6%
Aedifica SA REIT	5,947	688,381
VGP NV	2,886	263,601
Warehouses De Pauw CVA REIT	1,700	312,031
Xior Student Housing NV REIT	7,342	398,120
		1,662,133
Canada — 3.1%
Canadian Apartment Properties REIT	56,298	2,314,641
Dream Office Real Estate Investment Trust	53,283	1,190,859
First Capital Realty, Inc.	42,911	714,832
Granite Real Estate Investment Trust	39,761	1,925,251
InterRent Real Estate Investment Trust	149,157	1,841,875
		7,987,458
Finland — 0.1%
Kojamo OYJ	13,676	223,891
France — 1.5%
Gecina SA REIT	13,765	2,163,456
Klepierre REIT	48,466	1,646,043
		3,809,499
Germany — 3.8%
ADLER Real Estate AG*	33,107	417,142
alstria office REIT-AG	47,044	807,078
Aroundtown SA	58,848	481,317
Deutsche Wohnen SE	67,479	2,463,148
Godewind Immobilien AG 144A*	74,775	343,934

See Notes to Schedule of Investments.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Vonovia SE	106,024	$5,379,359
		9,891,978
Hong Kong — 6.0%
Champion REIT	672,117	434,775
CK Asset Holdings, Ltd.	314,459	2,130,443
Hang Lung Properties, Ltd.	503,000	1,142,351
Hysan Development Co., Ltd.	77,725	313,371
Link REIT	348,015	3,838,613
New World Development Co., Ltd.	2,238,946	2,908,056
Sino Land Co., Ltd.	1,047,769	1,574,788
Sun Hung Kai Properties, Ltd.	103,907	1,495,427
Swire Properties, Ltd.	498,676	1,565,182
		15,403,006
Ireland — 0.1%
Irish Residential Properties REIT PLC	193,981	363,236
Japan — 11.4%
Activia Properties, Inc. REIT	721	3,680,851
Comforia Residential REIT, Inc.	189	606,548
Daibiru Corporation	46,500	475,644
Daiwa House REIT Investment CorporationΔ	331	930,627
Frontier Real Estate Investment Corporation REIT	221	941,230
Global One Real Estate Investment Corporation REIT	647	874,235
GLP J-REIT	572	758,611
Hulic Reit, Inc.	195	358,169
Industrial & Infrastructure Fund Investment Corporation REIT	336	482,286
Invesco Office J-REIT, Inc.	2,996	595,459
Japan Real Estate Investment Corporation REIT	99	663,815
Japan Rental Housing Investments, Inc. REIT	1,147	1,055,505
Japan Retail Fund Investment Corporation REIT	212	448,215
LaSalle Logiport REIT	439	628,506
MCUBS MidCity Investment Corporation REIT	748	821,157
Mitsubishi Estate Co., Ltd.	262,750	5,064,240
Mitsui Fudosan Co., Ltd.	156,444	3,876,194
Mori Hills Investment Corporation REIT	1,077	1,709,255
Mori Trust Sogo REIT, Inc.	455	815,528
Nippon Building Fund, Inc. REIT	122	936,509
Orix JREIT, Inc.	330	720,277
Premier Investment Corporation REIT	766	1,123,585
Sumitomo Realty & Development Co., Ltd.	28,051	1,067,041
Tokyo Tatemono Co., Ltd.	19,300	270,959
XYMAX REIT Investment Corporation	359	434,618
		29,339,064
Netherlands — 0.8%
InterXion Holding NVΔ*	11,831	963,753
	Shares	Value
Unibail-Rodamco-Westfield REIT	7,787	$1,135,196
		2,098,949
Norway — 0.2%
Entra ASA 144A	25,561	400,653
Singapore — 3.0%
CapitaLand, Ltd.	832,469	2,126,119
City Developments, Ltd.Δ	110,700	786,510
Frasers Centrepoint Trust REIT	634,062	1,256,976
Keppel DC REITΔ	231,833	320,371
Lendlease Global Commercial REIT†††*	83,400	53,100
Mapletree Commercial Trust REIT	323,289	535,638
Mapletree Industrial Trust REITΔ	521,851	917,482
Mapletree Logistics Trust REIT	1,399,000	1,639,750
		7,635,946
Spain — 1.0%
Inmobiliaria Colonial Socimi SA REIT	35,896	433,112
Lar Espana Real Estate Socimi SA REIT	16,532	138,927
Merlin Properties Socimi SA REIT	135,365	1,890,001
		2,462,040
Sweden — 1.7%
Castellum AB	66,889	1,432,358
Fabege AB	131,356	2,164,347
Fastighets AB Balder, B Shares*	10,910	413,168
Hemfosa Fastigheter AB	37,744	382,269
		4,392,142
Switzerland — 0.9%
PSP Swiss Property AG	4,426	561,870
Swiss Prime Site AG*	17,529	1,715,051
		2,276,921
United Kingdom — 4.4%
Assura PLC REIT	650,387	570,174
Big Yellow Group PLC REIT	21,376	273,079
British Land Co. PLC (The) REIT	71,102	511,253
Derwent London PLC REIT	22,095	915,525
Grainger PLC	318,311	962,793
Great Portland Estates PLC REIT	95,481	880,490
Hammerson PLC REIT	212,567	741,222
Intu Properties PLC REIT	152,467	83,122
Picton Property Income, Ltd. (The) REIT	205,913	222,292
PPHE Hotel Group, Ltd.	19,546	432,590
Primary Health Properties PLC REIT	262,105	427,332
PRS REIT PLC (The)	378,544	411,913
Safestore Holdings PLC REIT	37,829	310,937
Segro PLC REIT	255,148	2,543,620
Tritax EuroBox PLC 144A	225,362	261,600
UNITE Group PLC (The) REIT	100,218	1,345,596

See Notes to Schedule of Investments.

	Shares	Value
Urban & Civic PLC	124,609	$496,410
		11,389,948
Total Foreign Common Stocks (Cost $100,051,139)		108,524,704
RIGHTS — 0.0%
Keppel DC REIT* (Cost $—)	24,342	3,522
MONEY MARKET FUNDS — 2.9%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø∞ (Cost $7,424,703)	7,424,703	7,424,703

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.31%, 11/21/19Ω‡‡ (Cost $398,699)	$400,000	$398,986
TOTAL INVESTMENTS — 99.3% (Cost $231,972,552)		255,605,326
Other Assets in Excess of Liabilities — 0.7%		1,807,182
NET ASSETS — 100.0%		$257,412,508
Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index E-Mini	12/2019	46	$8,914,800	$(131,799)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$139,253,411	$139,253,411	$—	$—
Foreign Common Stocks:
Singapore	7,635,946	7,582,846	—	53,100
Other^^	100,888,758	100,888,758	—	—
Total Foreign Common Stocks	108,524,704	108,471,604	—	53,100
Money Market Funds	7,424,703	7,424,703	—	—
Rights	3,522	—	3,522	—
U.S. Treasury Obligation	398,986	—	398,986	—
Total Assets - Investments in Securities	$255,605,326	$255,149,718	$402,508	$53,100
Liabilities:
Other Financial Instruments***
Futures Contracts	(131,799)	(131,799)	—	—
Total Liabilities - Other Financial Instruments	$(131,799)	$(131,799)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 3.0%
American Express Credit Account Master Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.45%), 2.48%, 09/16/24†	$1,165,000	$1,168,345
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
(Floating, ICE LIBOR USD 1M + 0.51%), 2.54%, 09/16/24†	791,000	796,510
Capital One Prime Auto Receivables Trust, Series 2019-1, Class A2
2.58%, 04/15/22	1,125,000	1,130,659
CARDS II Trust, Series 2019-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.39%), 2.42%, 05/15/24 144A †	370,000	370,582
Chase Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.55%), 2.58%, 06/15/23†	500,000	503,453
Chase Issuance Trust, Series 2017-A2, Class A
(Floating, ICE LIBOR USD 1M + 0.40%), 2.43%, 03/15/24†	1,125,000	1,134,064
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.49%), 2.53%, 12/07/23†	1,125,000	1,132,097
Evergreen Credit Card Trust, Series 2019-1, Class A
(Floating, ICE LIBOR USD 1M + 0.48%), 2.51%, 01/15/23 144A †	1,080,000	1,083,582
Ford Credit Auto Lease Trust, Series 2019-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.26%), 2.29%, 02/15/22†	500,000	499,819
Ford Credit Auto Owner Trust, Series 2019-A, Class A2A
2.78%, 02/15/22	496,986	498,906
Ford Credit Auto Owner Trust, Series 2019-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.24%), 2.27%, 02/15/22†	350,000	350,077
Navient Private Education Loan Trust, Series 2017-A, Class A1
(Floating, ICE LIBOR USD 1M + 0.40%), 2.43%, 12/16/58 144A †	268,943	268,906
Navient Student Loan Trust, Series 2019-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.33%), 2.35%, 12/27/67 144A †	452,293	451,933
USAA Auto Owner Trust, Series 2019-1, Class A2
2.26%, 02/15/22	500,000	500,792
Verizon Owner Trust, Series 2017-3A, Class A1A
2.06%, 04/20/22 144A	600,000	600,613
	Par	Value
Verizon Owner Trust, Series 2019-A, Class A1B
(Floating, ICE LIBOR USD 1M + 0.33%), 2.37%, 09/20/23†	$605,000	$604,793
Verizon Owner Trust, Series 2019-B, Class A1B
(Floating, ICE LIBOR USD 1M + 0.45%), 2.49%, 12/20/23†	525,000	525,497
Total Asset-Backed Securities (Cost $11,603,183)		11,620,628
CORPORATE BONDS — 27.3%
AES Corporation
4.50%, 03/15/23	500,000	512,500
4.88%, 05/15/23	860,000	877,200
AIG Global Funding
1.95%, 10/18/19 144A	400,000	399,984
Allison Transmission, Inc.
5.00%, 10/01/24 144A	500,000	511,875
Ally Financial, Inc.
3.75%, 11/18/19	1,925,000	1,927,936
AMC Networks, Inc.
4.75%, 12/15/22	500,000	508,280
5.00%, 04/01/24	250,000	258,133
American Honda Finance Corporation
(Floating, ICE LIBOR USD 3M + 0.35%), 2.64%, 11/05/21†	1,379,000	1,380,592
APX Group, Inc.
7.88%, 12/01/22	2,400,000	2,397,720
8.50%, 11/01/24 144A	500,000	507,500
Aramark Services, Inc.
5.13%, 01/15/24	750,000	776,250
AT&T, Inc.
(Floating, ICE LIBOR USD 3M + 0.95%), 3.25%, 07/15/21†	1,400,000	1,412,734
Bank of America Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 2.76%, 06/25/22†	1,500,000	1,505,691
Berry Global, Inc.
5.50%, 05/15/22	542,000	551,485
BMW US Capital LLC
(Floating, ICE LIBOR USD 3M + 0.37%), 2.55%, 08/14/20 144A †	800,000	801,518
(Floating, ICE LIBOR USD 3M + 0.50%), 2.68%, 08/13/21 144A †	500,000	501,200
Bristol-Myers Squibb Co.
(Floating, ICE LIBOR USD 3M + 0.38%), 2.55%, 05/16/22 144A †	1,000,000	1,001,400
CalAtlantic Group, Inc.
6.63%, 05/01/20	1,250,000	1,274,087
Calpine Corporation
6.00%, 01/15/22 144A	2,900,000	2,920,590
Capital One Financial Corporation
(Floating, ICE LIBOR USD 3M + 0.95%), 3.05%, 03/09/22†	1,335,000	1,345,710

See Notes to Schedule of Investments.

	Par	Value
Caterpillar Financial Services Corporation
(Floating, ICE LIBOR USD 3M + 0.28%), 2.38%, 09/07/21†	$1,250,000	$1,250,157
CCO Holdings LLC
5.25%, 03/15/21	750,000	751,069
5.25%, 09/30/22	1,500,000	1,520,025
Central Garden & Pet Co.
6.13%, 11/15/23	300,000	312,000
Choice Hotels International, Inc.
5.75%, 07/01/22	395,000	427,588
Cigna Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 2.79%, 09/17/21†	700,000	700,028
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 0.96%), 3.24%, 04/25/22†	1,500,000	1,516,351
Clear Channel Outdoor Holdings, Inc.
9.25%, 02/15/24 144A	638,000	702,540
CNH Industrial Capital LLC
4.38%, 04/05/22	1,750,000	1,821,610
Colfax Corporation
6.00%, 02/15/24 144A	500,000	531,050
Crown Americas LLC
4.50%, 01/15/23	450,000	473,625
CVS Health Corporation
(Floating, ICE LIBOR USD 3M + 0.72%), 2.82%, 03/09/21†	1,000,000	1,005,105
CyrusOne LP/CyrusOne Finance Corporation REIT
5.00%, 03/15/24	250,000	259,375
Daimler Finance North America LLC
(Floating, ICE LIBOR USD 3M + 0.45%), 2.60%, 02/22/21 144A †	1,250,000	1,250,170
Deere & Co.
4.38%, 10/16/19	500,000	500,446
Dell International LLC
5.88%, 06/15/21 144A	500,000	508,625
7.13%, 06/15/24 144A	1,250,000	1,319,062
DISH DBS Corporation
5.13%, 05/01/20	2,500,000	2,534,375
Dollar Tree, Inc.
3.70%, 05/15/23	500,000	518,875
Dominion Energy Gas Holdings LLC
(Floating, ICE LIBOR USD 3M + 0.60%), 2.72%, 06/15/21†	665,000	668,014
Enterprise Products Operating LLC
2.55%, 10/15/19	1,485,000	1,485,278
Equinix, Inc. REIT
5.38%, 01/01/22	1,000,000	1,025,000
5.38%, 04/01/23	2,500,000	2,561,750
ERAC USA Finance LLC
2.35%, 10/15/19 144A	975,000	975,070
ESH Hospitality, Inc. REIT
5.25%, 05/01/25 144A	350,000	362,775
	Par	Value
Florida Power & Light Co.
(Floating, ICE LIBOR USD 3M + 0.40%), 2.64%, 05/06/22†	$900,000	$900,260
Ford Motor Credit Co. LLC
2.68%, 01/09/20	1,735,000	1,734,991
Fresenius US Finance II, Inc.
4.50%, 01/15/23 144A	1,000,000	1,048,292
GameStop Corporation
6.75%, 03/15/21 144A	500,000	491,250
Goldman Sachs Group, Inc. (The)
(Floating, ICE LIBOR USD 3M + 1.11%), 3.38%, 04/26/22†	1,500,000	1,513,212
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23	200,000	203,250
Group 1 Automotive, Inc.
5.00%, 06/01/22	1,000,000	1,011,250
Hill-Rom Holdings, Inc.
5.75%, 09/01/23 144A	500,000	514,600
Honeywell International, Inc.
(Floating, ICE LIBOR USD 3M + 0.37%), 2.56%, 08/08/22†	535,000	538,175
Hughes Satellite Systems Corporation
7.63%, 06/15/21	1,000,000	1,080,000
International Business Machines Corporation
(Floating, ICE LIBOR USD 3M + 0.40%), 2.58%, 05/13/21†	1,000,000	1,004,185
Iron Mountain, Inc. REIT
6.00%, 08/15/23	1,500,000	1,539,150
John Deere Capital Corporation
(Floating, ICE LIBOR USD 3M + 0.40%), 2.50%, 06/07/21†	355,000	355,905
(Floating, ICE LIBOR USD 3M + 0.48%), 2.58%, 09/08/22†	250,000	250,660
JPMorgan Chase & Co.
(Floating, ICE LIBOR USD 3M + 0.55%), 2.65%, 03/09/21†	1,360,000	1,361,889
(Floating, ICE LIBOR USD 3M + 0.61%), 2.76%, 06/18/22†	140,000	140,474
KGA Escrow LLC
7.50%, 08/15/23 144A	500,000	525,625
Kinder Morgan, Inc.
3.15%, 01/15/23	1,000,000	1,024,259
Lamar Media Corporation
5.00%, 05/01/23	1,000,000	1,023,750
Laredo Petroleum, Inc.
5.63%, 01/15/22	650,000	614,250
Lennar Corporation
4.75%, 04/01/21	1,000,000	1,023,750
Level 3 Financing, Inc.
5.38%, 08/15/22	250,000	251,563
LSB Industries, Inc.
9.63%, 05/01/23 144A	750,000	795,000
Morgan Stanley
(Floating, ICE LIBOR USD 3M + 1.18%), 3.46%, 01/20/22†	1,500,000	1,514,832
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MPLX LP
(Floating, ICE LIBOR USD 3M + 0.90%), 3.00%, 09/09/21†	$925,000	$928,200
Murphy Oil USA, Inc.
6.00%, 08/15/23	890,000	911,850
NBCUniversal Enterprise, Inc.
(Floating, ICE LIBOR USD 3M + 0.40%), 2.50%, 04/01/21 144A †	1,275,000	1,277,885
NCR Corporation
5.88%, 12/15/21	250,000	252,813
New York Life Global Funding
(Floating, ICE LIBOR USD 3M + 0.44%), 2.78%, 07/12/22 144A †	815,000	817,504
Newmark Group, Inc.
6.13%, 11/15/23	500,000	542,767
Nexstar Broadcasting, Inc.
5.88%, 11/15/22	250,000	256,250
NGPL PipeCo LLC
4.38%, 08/15/22 144A	1,029,000	1,067,326
Nielsen Co Luxembourg S.a.r.l. (The)
5.50%, 10/01/21 144A	1,755,000	1,765,969
Occidental Petroleum Corporation
(Floating, ICE LIBOR USD 3M + 1.25%), 3.44%, 08/13/21†	935,000	940,725
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/22 144A	500,000	517,600
Party City Holdings, Inc.
6.13%, 08/15/23 144A	3,000,000	3,060,000
PBF Logistics LP
6.88%, 05/15/23	250,000	257,500
Penske Automotive Group, Inc.
5.75%, 10/01/22	2,250,000	2,285,730
5.38%, 12/01/24	400,000	412,500
Prime Security Services Borrower LLC
9.25%, 05/15/23 144A	2,602,000	2,740,361
PulteGroup, Inc.
4.25%, 03/01/21	1,000,000	1,023,750
Realogy Group LLC
5.25%, 12/01/21 144A	3,175,000	3,175,000
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	484,554	486,177
6.88%, 02/15/21	1,386,149	1,391,347
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	250,000	258,286
SBA Communications Corporation REIT
4.88%, 07/15/22	1,500,000	1,523,775
Sinclair Television Group, Inc.
6.13%, 10/01/22	775,000	791,918
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21	1,250,000	1,257,813
Sunoco LP
4.88%, 01/15/23	1,000,000	1,028,750
	Par	Value
T-Mobile USA, Inc.
6.50%, 01/15/24	$2,500,000	$2,599,525
Toyota Motor Credit Corporation
(Floating, ICE LIBOR USD 3M + 0.54%), 2.84%, 01/08/21†	1,350,000	1,356,303
United Rentals North America, Inc.
4.63%, 07/15/23	250,000	256,463
United Technologies Corporation
(Floating, ICE LIBOR USD 3M + 0.35%), 2.60%, 11/01/19†	850,000	850,195
UnitedHealth Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.26%), 2.38%, 06/15/21†	1,000,000	998,795
Univision Communications, Inc.
6.75%, 09/15/22 144A	400,000	407,500
US Bank NA
(Floating, ICE LIBOR USD 3M + 0.31%), 2.60%, 02/04/21†	1,000,000	1,002,595
Verizon Communications, Inc.
(Floating, ICE LIBOR USD 3M + 1.00%), 3.12%, 03/16/22†	1,400,000	1,421,638
Wells Fargo & Co.
(Floating, ICE LIBOR USD 3M + 0.93%), 3.11%, 02/11/22†	1,400,000	1,408,865
XPO Logistics, Inc.
6.75%, 08/15/24 144A	500,000	543,750
Total Corporate Bonds (Cost $106,461,938)		106,630,345
FOREIGN BONDS — 3.8%
Australia — 0.2%
National Australia Bank, Ltd.
(Floating, ICE LIBOR USD 3M + 1.00%), 3.34%, 07/12/21 144A †	1,000,000	1,012,752
Canada — 1.4%
1011778 BC ULC
4.63%, 01/15/22 144A	500,000	500,100
Bausch Health Cos., Inc.
7.00%, 03/15/24 144A	1,500,000	1,580,190
Brookfield Residential Properties, Inc.
6.50%, 12/15/20 144A	1,969,000	1,972,052
Quebecor Media, Inc.
5.75%, 01/15/23	250,000	273,125
Royal Bank of Canada
(Floating, ICE LIBOR USD 3M + 0.73%), 2.98%, 02/01/22†	1,000,000	1,009,929
		5,335,396
China — 0.5%
Global Aircraft Leasing Co., Ltd.
6.50%, 09/15/24 144A	1,000,000	1,015,000
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	1,000,000	1,056,400
		2,071,400

See Notes to Schedule of Investments.

	Par	Value
Ireland — 0.4%
Fly Leasing, Ltd.
6.38%, 10/15/21	$1,500,000	$1,529,062
Mexico — 0.1%
Mexican Bonos
7.50%, 06/03/27(M)	1,579,300	83,124
8.50%, 11/18/38(M)	3,309,500	189,008
		272,132
Netherlands — 0.1%
ABN AMRO Bank NV
(Floating, ICE LIBOR USD 3M + 0.57%), 2.70%, 08/27/21 144A †	500,000	501,742
South Africa — 0.4%
Republic of South Africa Government Bond
10.50%, 12/21/26(S)	10,380,000	765,426
8.88%, 02/28/35(S)	1,130,000	70,281
8.50%, 01/31/37(S)	7,170,000	425,385
9.00%, 01/31/40(S)	3,040,000	185,631
		1,446,723
United Kingdom — 0.7%
BP Capital Markets PLC
(Floating, ICE LIBOR USD 3M + 0.25%), 2.38%, 11/24/20†	905,000	906,287
Connect Finco S.a.r.l.
6.75%, 10/01/26 144A	1,000,000	1,020,000
GlaxoSmithKline Capital PLC
(Floating, ICE LIBOR USD 3M + 0.35%), 2.53%, 05/14/21†	580,000	580,963
Inmarsat Finance PLC
6.50%, 10/01/24 144A	250,000	263,125
		2,770,375
Total Foreign Bonds (Cost $14,988,567)		14,939,582
LOAN AGREEMENTS — 1.4%
APX Group, Inc., Initial Loan
(Floating, ICE LIBOR USD 1M + 5.00%), 7.04%, 04/01/24†	988,889	971,583
(Floating, Prime Rate U.S. 3M + 4.00%), 9.00%, 04/01/24†	1,111	1,092
Asurion LLC Replacement B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 6.50%), 8.54%, 08/04/25†	3,000,000	3,052,125
PetSmart, Inc. Amended Loan
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor), 6.04%, 03/11/22†	820,620	802,115
Whatabrands LLC Term B Loan
(Floating, ICE LIBOR USD 3M + 3.25%), 5.52%, 08/02/26†	500,000	502,878
Total Loan Agreements (Cost $5,280,146)		5,329,793
	Par	Value
MORTGAGE-BACKED SECURITIES — 1.6%
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.97%, 09/15/43† IO	$616,997	$92,701
Federal Home Loan Mortgage Corporation REMIC, Series 4286
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.97%, 12/15/43† IO	369,677	50,357
Federal Home Loan Mortgage Corporation REMIC, Series 4320
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 4.07%, 07/15/39† IO	1,768,557	309,911
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 4.07%, 05/15/45† IO	603,880	100,613
Federal Home Loan Mortgage Corporation REMIC, Series 4583
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.97%, 05/15/46† IO	1,527,065	269,258
Federal Home Loan Mortgage Corporation REMIC, Series 4792
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 4.17%, 05/15/48† IO	1,901,061	230,349
Federal National Mortgage Association REMIC, Series 2012-115
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 4.08%, 10/25/42† IO	694,661	115,942
Federal National Mortgage Association REMIC, Series 2016-69
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 4.08%, 10/25/46† IO	800,650	114,563
Federal National Mortgage Association REMIC, Series 2018-38
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 4.18%, 06/25/48† IO	914,144	129,682
Government National Mortgage Association, Series 2010-101
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.96%, 08/20/40† IO	312,946	56,873
Government National Mortgage Association, Series 2010-85
(Floating, 5.94% - ICE LIBOR USD 1M, 5.94% Cap), 3.90%, 07/20/40† IO	254,819	49,470
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2015-110
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 3.66%, 08/20/45† IO	$354,640	$54,084
(Floating, 5.71% - ICE LIBOR USD 1M, 5.71% Cap), 3.67%, 08/20/45† IO	1,745,569	251,574
Government National Mortgage Association, Series 2015-126
4.00%, 09/20/45 IO	2,296,822	271,167
Government National Mortgage Association, Series 2015-57
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 3.56%, 04/20/45† IO	1,538,036	219,446
Government National Mortgage Association, Series 2016-109
4.00%, 10/20/45 IO	304,595	38,137
UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB
3.00%, 05/10/45	819,841	825,594
Uniform Mortgage Backed Securities
3.00%, 10/01/49 TBA	3,000,000	3,045,234
Total Mortgage-Backed Securities (Cost $6,193,236)		6,224,955

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
Boeing Co., Strike Price $390.00, Expires 11/15/19 (CITI)	19	$722,893	20,473
Put Options — 0.0%
Paypal Holdings, Inc., Strike Price $100.00, Expires 11/15/19 (CITI)	57	590,463	17,100
S&P 500®, Strike Price $2,970.00, Expires 10/18/19 (CITI)	15	4,465,110	50,325
			67,425
Total Purchased Options (Premiums paid $89,628)			87,898

	Par
U.S. TREASURY OBLIGATIONS — 18.4%
U.S. Treasury Bills
2.35%, 04/23/20Ω	$14,808,000	14,658,642
1.85%, 07/16/20Ω	14,838,000	14,628,207
		29,286,849
U.S. Treasury Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 1.90%, 10/31/19†	1,500,000	1,499,959
1.00%, 10/15/19	15,007,000	15,000,750
	Par	Value
1.38%, 12/15/19	$10,508,000	$10,497,123
1.63%, 12/31/19	15,524,000	15,510,962
		42,508,794
Total U.S. Treasury Obligations (Cost $71,700,316)		71,795,643

	Shares
COMMON STOCKS — 12.7%
Communication Services — 1.9%
Alphabet, Inc. Class A*	761	929,287
AT&T, Inc.‡	35,209	1,332,309
T-Mobile US, Inc.*	6,648	523,663
Walt Disney Co. (The)	4,000	521,280
Zayo Group Holdings, Inc.*	118,293	4,010,133
		7,316,672
Consumer Discretionary — 0.9%
Best Buy Co., Inc.	5,370	370,476
Capri Holdings, Ltd.*	12,420	411,847
General Motors Co.	9,696	363,406
NIKE, Inc. Class B	9,545	896,467
O’Reilly Automotive, Inc.*	1,758	700,581
Wyndham Hotels & Resorts, Inc.	14,223	735,898
		3,478,675
Consumer Staples — 0.3%
Mondelez International, Inc. Class A	9,350	517,242
Walmart, Inc.	4,811	570,969
		1,088,211
Energy — 1.1%
ConocoPhillips	9,981	568,717
Marathon Petroleum Corporation‡	24,095	1,463,771
Occidental Petroleum Corporation‡	9,088	404,143
SemGroup Corporation Class A	28,375	463,648
Tallgrass Energy LP Class A	35,469	714,346
Valero Energy Corporation	6,176	526,442
		4,141,067
Financials — 1.0%
Alberton Acquisition Corporation*	33,070	338,968
Boxwood Merger Corporation Class A*	42,034	423,703
Citigroup, Inc.‡‡	22,287	1,539,586
Mosaic Acquisition Corporation Class A*	22,828	235,813
Pure Acquisition Corporation*	14,961	153,350
SunTrust Banks, Inc.	18,718	1,287,798
		3,979,218
Health Care — 2.5%
AbbVie, Inc.‡	10,225	774,237
Alder Biopharmaceuticals, Inc.*	3,505	66,104
Cambrex Corporation*	6,977	415,131
Celgene Corporation‡‡ *	65,086	6,463,040
Centene Corporation*	7,808	337,774
Corindus Vascular Robotics, Inc.*	84,063	359,790
Elanco Animal Health, Inc.‡ *	18,475	491,250

See Notes to Schedule of Investments.

	Shares	Value
Medidata Solutions, Inc.*	8,264	$756,156
		9,663,482
Industrials — 1.4%
Boeing Co. (The)‡	2,662	1,012,811
Genesee & Wyoming, Inc. Class A*	14,695	1,623,944
Honeywell International, Inc.	3,277	554,468
Jacobs Engineering Group, Inc.	3,789	346,694
L3Harris Technologies, Inc.	5,368	1,119,980
Masco Corporation	10,957	456,688
United Rentals, Inc.*	4,520	563,373
		5,677,958
Information Technology — 2.6%
Cypress Semiconductor Corporation	100,433	2,344,106
Intel Corporation	20,229	1,042,400
Marvell Technology Group, Ltd.	5,519	137,810
Micron Technology, Inc.‡ *	19,799	848,387
Microsoft Corporation‡‡	8,870	1,233,196
NCR Corporation*	11,139	351,547
salesforce.com, Inc.*	2,792	414,445
Symantec Corporation	21,684	512,393
Versum Materials, Inc.	60,399	3,196,919
		10,081,203
Materials — 0.3%
Freeport-McMoRan, Inc.	20,452	195,726
Huntsman Corporation	45,982	1,069,541
		1,265,267
Real Estate — 0.5%
CyrusOne, Inc. REIT	15,438	1,221,146
Weyerhaeuser Co. REIT	29,638	820,972
		2,042,118
Utilities — 0.2%
El Paso Electric Co.	8,051	540,061
Pattern Energy Group, Inc. Class A	10,271	276,598
		816,659
Total Common Stocks (Cost $47,241,805)		49,550,530
FOREIGN COMMON STOCKS — 0.3%
Canada — 0.0%
Canfor Corporation*	9,911	116,177
Netherlands — 0.3%
Mylan NV*	17,201	340,236
NXP Semiconductor NV‡‡	5,183	565,569
		905,805
Total Foreign Common Stocks (Cost $962,663)		1,021,982
MUTUAL FUNDS — 0.3%
Altaba, Inc. (Cost $1,325,654)	67,544	1,315,757
MONEY MARKET FUNDS — 27.9%
GuideStone Money Market Fund, 1.89% (Institutional Class)Ø ∞	47,852,897	47,852,897
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 1.83%Ø	61,217,454	$61,217,454
Total Money Market Funds (Cost $109,070,351)		109,070,351
TOTAL INVESTMENTS — 96.7% (Cost $374,917,487)		377,587,464
COMMON STOCKS SOLD SHORT — (4.1)%
Communication Services — (0.4)%
Facebook, Inc. Class A *	(7,123)	(1,268,464)
Netflix, Inc. *	(993)	(265,746)
		(1,534,210)
Consumer Discretionary — (0.8)%
Amazon.com, Inc. *	(300)	(520,773)
Autoliv, Inc.	(2,646)	(208,716)
Marriott International, Inc. Class A	(6,194)	(770,348)
McDonald’s Corporation	(2,952)	(633,824)
Starbucks Corporation	(11,134)	(984,468)
		(3,118,129)
Financials — (0.3)%
BB&T Corporation	(24,259)	(1,294,703)
Health Care — (0.9)%
Bristol-Myers Squibb Co. ‡	(55,336)	(2,806,088)
Celgene Corporation ††† *	(17,831)	(35,662)
CVS Health Corporation	(8,437)	(532,122)
Envista Holdings Corporation *	(6,712)	(187,131)
		(3,561,003)
Industrials — (0.3)%
Caterpillar, Inc.	(1,462)	(184,665)
Illinois ToolWorks, Inc.	(4,302)	(673,220)
Lennox International, Inc.	(1,588)	(385,837)
		(1,243,722)
Information Technology — (0.5)%
Fiserv, Inc. *	(6,546)	(678,100)
Hewlett Packard Enterprise Co.	(24,419)	(370,436)
Oracle Corporation	(12,495)	(687,600)
		(1,736,136)
Materials — (0.4)%
Dow, Inc.	(12,193)	(580,997)
DuPont de Nemours, Inc.	(7,307)	(521,062)
Nucor Corporation	(7,354)	(374,392)
PPG Industries, Inc.	(1,722)	(204,074)
		(1,680,525)
Real Estate — (0.5)%
American Tower Corporation REIT	(2,105)	(465,479)
Digital Realty Trust, Inc. REIT	(2,470)	(320,631)
Equinix, Inc. REIT	(996)	(574,493)
Kimco Realty Corporation REIT	(19,304)	(403,067)
		(1,763,670)
Total Common Stocks Sold Short (Proceeds $(15,664,992))		(15,932,098)
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
FOREIGN COMMON STOCKS SOLD SHORT — (0.3)%
Canada — (0.3)%
Enbridge, Inc. (Proceeds $(890,054))	(27,497)	$(964,595)
MUTUAL FUNDS SOLD SHORT — (2.0)%
Consumer Staples Select SPDR Fund	(16,979)	(1,042,850)
Energy Select Sector SPDR Fund	(12,845)	(760,424)
Health Care Select Sector SPDR Fund	(17,134)	(1,544,288)
Industrial Select Sector SPDR Fund	(11,043)	(857,268)
iShares Expanded Tech-Software Sector ETF	(2,297)	(486,688)
iShares Russell 2000 ETF	(10,018)	(1,516,124)
iShares U.S. Real Estate ETF	(5,596)	(523,450)
SPDR S&P500 ETF Trust	(3,479)	(1,032,463)
Total Mutual Funds Sold Short (Proceeds $(7,818,893))		(7,763,555)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.0)%
AbbVie, Inc., Strike Price $70.00, Expires 10/18/19 (CITI)	(100)	$(757,200)	(59,000)
AT&T, Inc., Strike Price $37.00, Expires 10/18/19 (CITI)	(352)	(1,331,968)	(34,320)
Boeing Co., Strike Price $410.00, Expires 11/15/19 (CITI)	(38)	(1,445,786)	(16,834)
Bristol-Myers Squibb Co., Strike Price $49.00, Expires 10/18/19 (CITI)	(98)	(496,958)	(18,326)
Elanco Animal Health, Inc., Strike Price $28.00, Expires 10/18/19 (CITI)	(185)	(491,915)	(4,625)
Marathon Petroleum Corporation, Strike Price $57.00, Expires 10/18/19 (CITI)	(67)	(407,025)	(29,480)
Marathon Petroleum Corporation, Strike Price $60.00, Expires 10/18/19 (CITI)	(156)	(947,700)	(35,880)
Micron Technology, Inc., Strike Price $45.00, Expires 11/15/19 (CITI)	(197)	(844,145)	(30,929)
Occidental Petroleum Corporation, Strike Price $46.00, Expires 10/18/19 (CITI)	(91)	(404,677)	(5,551)
			(234,945)
	Number of Contracts	Notional Amount	Value
Put Options — (0.1)%
Paypal Holdings, Inc., Strike Price $90.00, Expires 11/15/19 (CITI)	(57)	$(590,463)	$(4,902)
S&P 500®, Strike Price $2,800.00, Expires 10/02/19 (MSCS)	(68)	(6,251,154)	(840)
S&P 500®, Strike Price $2,820.00, Expires 10/28/19 (MSCS)	(60)	(5,953,480)	(25,700)
S&P 500®, Strike Price $2,845.00, Expires 10/25/19 (MSCS)	(63)	(6,251,154)	(31,080)
S&P 500®, Strike Price $2,850.00, Expires 10/23/19 (MSCS)	(62)	(5,953,480)	(26,800)
S&P 500®, Strike Price $2,860.00, Expires 10/07/19 (MSCS)	(62)	(6,548,828)	(4,180)
S&P 500®, Strike Price $2,875.00, Expires 10/04/19 (MSCS)	(63)	(5,953,480)	(3,450)
S&P 500®, Strike Price $2,885.00, Expires 10/09/19 (MSCS)	(64)	(6,251,154)	(12,180)
S&P 500®, Strike Price $2,885.00, Expires 10/16/19 (MSCS)	(60)	(5,953,480)	(25,900)
S&P 500®, Strike Price $2,885.00, Expires 10/18/19 (MSCS)	(57)	(6,251,154)	(31,920)
S&P 500®, Strike Price $2,885.00, Expires 10/21/19 (MSCS)	(62)	(5,655,806)	(31,255)
S&P 500®, Strike Price $2,890.00, Expires 10/14/19 (MSCS)	(60)	(5,953,480)	(22,400)
S&P 500®, Strike Price $2,905.00, Expires 10/11/19 (MSCS)	(65)	(5,655,806)	(21,660)

See Notes to Schedule of Investments.

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,920.00, Expires 10/18/19 (CITI)	(15)	$(4,465,110)	$(31,200)
			(273,467)
Total Written Options (Premiums received $ (614,495))			(508,412)
Other Assets in Excess of Liabilities — 9.8%			38,089,086
NET ASSETS — 100.0%			$390,507,890
Futures Contracts outstanding at September 30, 2019:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Day Federal Fund	11/2019	67	$27,428,923	$1,580
Euro-Bobl	12/2019	(1)	(147,852)	1,055
10-Year Commonwealth Treasury Bond	12/2019	12	1,193,441	(573)
3-Year Commonwealth Treasury Bond	12/2019	15	1,171,283	(40)
10-Year U.S. Treasury Note	12/2019	391	50,952,188	(205,943)
Ultra 10-Year U.S. Treasury Note	12/2019	(327)	(46,566,844)	699,490
Ultra Long U.S. Treasury Bond	12/2019	100	19,190,625	(154,131)
Long GILT	12/2019	(13)	(2,145,713)	(2,533)
2-Year U.S. Treasury Note	12/2019	(158)	(34,049,000)	(13,579)
5-Year U.S. Treasury Note	12/2019	(8)	(953,187)	(175)
Total Futures Contracts outstanding at September 30, 2019			$16,073,864	$325,151
Forward Foreign Currency Contracts outstanding at September 30, 2019:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/19	U.S. Dollars	40,235,909	Swedish Kronor	376,258,057	GSC	$1,967,288
10/17/19	U.S. Dollars	32,013,905	Euro	28,313,275	SS	1,110,369
10/17/19	U.S. Dollars	13,644,254	New Zealand Dollars	20,628,471	SC	721,328
10/17/19	U.S. Dollars	10,943,425	New Zealand Dollars	16,379,601	RBC	682,249
10/17/19	U.S. Dollars	12,921,790	New Zealand Dollars	19,544,711	JPM	677,797
10/17/19	U.S. Dollars	17,826,857	Euro	15,762,532	GSC	622,279
10/17/19	U.S. Dollars	14,447,360	Norwegian Kroner	126,043,260	SS	588,238
10/17/19	U.S. Dollars	10,931,418	New Zealand Dollars	16,516,558	SS	584,444
10/17/19	U.S. Dollars	19,099,462	Euro	17,014,909	CITI	527,930
10/17/19	U.S. Dollars	13,394,833	Swedish Kronor	127,363,982	CITI	440,840
10/17/19	U.S. Dollars	15,600,802	Australian Dollars	22,477,696	JPM	419,546
10/17/19	U.S. Dollars	7,158,100	Norwegian Kroner	61,742,192	JPM	369,220
10/17/19	U.S. Dollars	19,149,157	British Pounds	15,286,628	GSC	339,189
10/17/19	U.S. Dollars	6,260,790	Norwegian Kroner	54,009,083	SC	322,206
10/17/19	U.S. Dollars	27,645,032	Canadian Dollars	36,218,447	SS	299,421
10/17/19	U.S. Dollars	8,524,033	Australian Dollars	12,183,544	RBC	295,366
10/17/19	U.S. Dollars	10,470,026	Australian Dollars	15,100,377	CITI	271,352
10/17/19	U.S. Dollars	4,900,711	New Zealand Dollars	7,424,976	GSC	249,255
10/17/19	U.S. Dollars	3,709,523	Norwegian Kroner	31,796,423	CITI	213,338
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/19	U.S. Dollars	2,588,121	Brazilian Reals	9,933,209	GSC	$200,551
10/17/19	U.S. Dollars	4,153,735	New Zealand Dollars	6,332,518	CITI	186,661
10/17/19	U.S. Dollars	11,388,390	Swiss Francs	11,171,327	GSC	177,072
10/17/19	U.S. Dollars	5,435,942	Australian Dollars	7,800,773	SC	167,362
10/17/19	U.S. Dollars	11,290,881	Swiss Francs	11,099,319	SS	151,829
10/17/19	U.S. Dollars	9,142,057	British Pounds	7,307,089	CITI	150,793
10/17/19	U.S. Dollars	2,828,164	Swedish Kronor	26,622,926	JPM	120,388
10/17/19	U.S. Dollars	6,428,502	Swiss Francs	6,285,830	CITI	120,171
10/17/19	U.S. Dollars	7,822,730	Mexican Pesos	152,496,299	CITI	119,039
10/17/19	U.S. Dollars	5,546,897	British Pounds	4,411,753	SC	118,300
10/17/19	U.S. Dollars	11,055,080	Canadian Dollars	14,489,672	JPM	115,104
10/17/19	U.S. Dollars	3,720,017	Swedish Kronor	35,458,703	SS	113,566
10/17/19	U.S. Dollars	1,766,120	Hungarian Forint	510,055,302	CITI	104,088
10/17/19	U.S. Dollars	1,067,328	Brazilian Reals	4,050,298	CITI	93,789
10/17/19	U.S. Dollars	2,403,956	Euro	2,117,249	RBC	93,009
10/17/19	U.S. Dollars	4,436,974	British Pounds	3,537,735	SS	83,844
10/17/19	U.S. Dollars	5,128,794	Swiss Francs	5,029,603	SC	81,186
10/17/19	U.S. Dollars	4,224,234	Swiss Francs	4,128,914	RBC	80,539
10/17/19	U.S. Dollars	5,014,190	Japanese Yen	532,881,675	CITI	79,608
10/17/19	U.S. Dollars	5,480,459	Swiss Francs	5,388,826	JPM	72,343
10/17/19	U.S. Dollars	2,827,761	Polish Zloty	11,072,010	GSC	66,089
10/17/19	U.S. Dollars	5,044,988	Canadian Dollars	6,598,960	GSC	62,649
10/17/19	U.S. Dollars	9,692,442	Japanese Yen	1,040,188,090	RBC	60,113
10/07/19	U.S. Dollars	1,352,584	Swedish Kronor	12,766,908	MSCS	55,015
10/17/19	Egyptian Pounds	6,700,735	U.S. Dollars	359,000	MSCS	50,474
03/05/20	Egyptian Pounds	7,312,805	U.S. Dollars	379,000	MSCS	49,886
10/17/19	U.S. Dollars	1,203,709	Czech Republic Koruna	27,374,150	GSC	46,740
10/17/19	U.S. Dollars	3,410,743	Mexican Pesos	66,656,524	GSC	43,441
10/17/19	U.S. Dollars	1,155,237	Chilean Pesos	813,517,883	GSC	39,135
10/17/19	U.S. Dollars	1,137,350	Hungarian Forint	337,643,830	GSC	37,127
12/18/19	U.S. Dollars	3,980,930	Euro	3,597,278	MSCS	35,394
10/17/19	U.S. Dollars	2,461,865	Canadian Dollars	3,214,519	SC	34,843
10/01/19	U.S. Dollars	2,442,871	Chilean Pesos	1,758,766,904	MSCS	30,792
10/17/19	U.S. Dollars	4,816,307	Canadian Dollars	6,338,384	CITI	30,707
10/17/19	U.S. Dollars	5,289,150	Japanese Yen	567,880,820	GSC	30,472
10/17/19	Mexican Pesos	44,624,430	U.S. Dollars	2,223,943	GSC	30,360
12/18/19	U.S. Dollars	2,259,471	New Zealand Dollars	3,553,418	MSCS	30,236
10/17/19	U.S. Dollars	2,597,336	Australian Dollars	3,801,909	SS	29,558
10/17/19	U.S. Dollars	1,507,018	Canadian Dollars	1,963,825	RBC	24,293
10/17/19	Japanese Yen	1,976,935,655	U.S. Dollars	18,284,052	SS	22,728
12/18/19	U.S. Dollars	2,414,513	Australian Dollars	3,540,153	MSCS	18,986
10/17/19	Turkish Lira	6,570,217	U.S. Dollars	1,137,464	GSC	18,961
12/18/19	U.S. Dollars	665,395	Hungarian Forint	197,683,733	MSCS	18,695
10/17/19	U.S. Dollars	1,154,906	Australian Dollars	1,682,457	GSC	18,588
11/27/19	U.S. Dollars	2,184,847	Euro	1,979,631	MSCS	17,811
12/18/19	Turkish Lira	6,202,891	U.S. Dollars	1,053,016	MSCS	17,316
11/08/19	U.S. Dollars	1,503,254	Colombian Pesos	5,186,980,152	MSCS	15,525
12/18/19	U.S. Dollars	994,550	South African Rand	15,007,063	MSCS	13,931
12/18/19	U.S. Dollars	1,433,089	Mexican Pesos	28,370,913	MSCS	13,671
10/17/19	Japanese Yen	937,705,074	U.S. Dollars	8,670,652	CITI	12,665
10/29/19	U.S. Dollars	188,264	Hungarian Forint	54,216,000	MSCS	11,471
12/18/19	U.S. Dollars	1,460,328	Swiss Francs	1,435,603	MSCS	11,462
12/18/19	Norwegian Kroner	32,937,797	Euro	3,295,007	MSCS	11,186
11/04/19	Brazilian Reals	9,029,810	U.S. Dollars	2,157,143	MSCS	10,558
10/30/19	U.S. Dollars	441,840	Polish Zloty	1,729,532	MSCS	10,369
12/18/19	Euro	2,040,540	Swedish Kronor	21,816,634	MSCS	9,453

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/02/19	U.S. Dollars	556,920	Brazilian Reals	2,278,581	MSCS	$8,519
10/15/19	U.S. Dollars	596,869	Russian Rubles	38,269,506	MSCS	7,966
12/18/19	U.S. Dollars	1,802,405	Japanese Yen	192,963,427	MSCS	7,005
10/10/19	U.S. Dollars	742,519	Colombian Pesos	2,560,906,223	MSCS	6,979
10/09/19	Indonesian Rupiahs	11,672,331,380	U.S. Dollars	815,123	MSCS	6,644
10/25/19	U.S. Dollars	783,974	Chilean Pesos	566,571,033	MSCS	6,542
10/17/19	U.S. Dollars	558,417	South African Rand	8,384,475	SS	6,150
10/09/19	Indian Rupees	81,273,124	U.S. Dollars	1,140,405	MSCS	6,143
10/29/19	U.S. Dollars	304,914	Czech Republic Koruna	7,072,950	MSCS	5,947
10/17/19	U.S. Dollars	3,119,181	Japanese Yen	336,204,021	SC	5,871
10/30/19	U.S. Dollars	824,429	Taiwan Dollars	25,352,000	MSCS	5,830
10/07/19	U.S. Dollars	286,038	Mexican Pesos	5,544,000	MSCS	5,459
12/18/19	Turkish Lira	1,174,963	Euro	179,901	MSCS	5,426
11/20/19	U.S. Dollars	290,737	Swiss Francs	284,000	MSCS	4,922
11/06/19	Peruvian Nuevo Soles	2,831,518	U.S. Dollars	834,001	MSCS	4,877
12/18/19	U.S. Dollars	320,180	Romanian Leu	1,375,972	MSCS	4,445
10/17/19	Australian Dollars	1,686,934	U.S. Dollars	1,135,138	CITI	4,204
12/04/19	U.S. Dollars	1,141,045	British Pounds	922,237	MSCS	4,129
12/18/19	U.S. Dollars	200,142	Polish Zloty	787,295	MSCS	3,580
12/18/19	U.S. Dollars	197,942	Norwegian Kroner	1,769,165	MSCS	3,225
12/18/19	U.S. Dollars	2,662,409	Canadian Dollars	3,518,401	MSCS	3,079
12/18/19	U.S. Dollars	692,765	Chinese Offshore Yuan	4,937,311	MSCS	2,704
11/20/19	Turkish Lira	883,326	U.S. Dollars	151,033	MSCS	2,687
10/17/19	U.S. Dollars	548,816	Japanese Yen	58,976,736	SS	2,681
10/03/19	Taiwan Dollars	12,359,823	U.S. Dollars	395,936	MSCS	2,524
10/07/19	U.S. Dollars	159,668	Norwegian Kroner	1,431,143	MSCS	2,338
11/14/19	U.S. Dollars	113,958	Japanese Yen	12,035,357	MSCS	2,305
10/17/19	Turkish Lira	3,231,531	U.S. Dollars	566,538	SS	2,245
12/18/19	Euro	253,628	Hungarian Forint	84,361,250	MSCS	2,204
11/20/19	U.S. Dollars	518,605	Canadian Dollars	683,743	MSCS	2,103
12/18/19	U.S. Dollars	399,852	Singapore Dollars	549,295	MSCS	2,055
12/18/19	Swedish Kronor	7,374,383	Euro	684,995	MSCS	2,004
10/17/19	Canadian Dollars	3,031,552	U.S. Dollars	2,287,176	CITI	1,704
10/02/19	Brazilian Reals	1,495,808	U.S. Dollars	358,396	MSCS	1,610
11/06/19	U.S. Dollars	199,116	Peruvian Nuevo Soles	666,841	MSCS	1,555
12/18/19	South African Rand	6,103,087	U.S. Dollars	397,244	MSCS	1,555
10/09/19	U.S. Dollars	517,223	Indonesian Rupiahs	7,324,564,670	MSCS	1,552
11/25/19	U.S. Dollars	453,066	South Korean Won	540,619,468	MSCS	1,514
12/18/19	Euro	180,054	Polish Zloty	784,989	MSCS	1,499
10/17/19	U.S. Dollars	567,269	Hungarian Forint	173,640,910	SS	1,454
10/29/19	Israeli Shekels	348,203	U.S. Dollars	98,938	MSCS	1,390
12/18/19	Japanese Yen	43,116,550	U.S. Dollars	400,040	MSCS	1,131
12/18/19	Euro	726,303	Swiss Francs	788,231	MSCS	1,105
12/18/19	Euro	363,158	Australian Dollars	587,011	MSCS	1,102
12/18/19	Japanese Yen	21,408,668	New Zealand Dollars	315,865	MSCS	1,036
12/18/19	Japanese Yen	32,618,913	Australian Dollars	447,276	MSCS	839
11/13/19	U.S. Dollars	101,189	New Zealand Dollars	160,167	MSCS	786
11/13/19	Australian Dollars	455,188	U.S. Dollars	306,965	MSCS	736
12/18/19	Swiss Francs	865,876	Euro	796,073	MSCS	733
12/18/19	U.S. Dollars	131,450	British Pounds	106,117	MSCS	536
10/09/19	U.S. Dollars	191,300	Indian Rupees	13,523,008	MSCS	526
11/08/19	Colombian Pesos	702,605,933	U.S. Dollars	201,030	MSCS	491
11/20/19	Canadian Dollars	428,086	U.S. Dollars	322,898	MSCS	480
12/18/19	Australian Dollars	293,847	Swedish Kronor	1,942,007	MSCS	457
10/29/19	U.S. Dollars	132,950	Israeli Shekels	459,839	MSCS	456
12/18/19	Euro	181,809	Norwegian Kroner	1,808,364	MSCS	379
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/19	Mexican Pesos	15,867,452	U.S. Dollars	793,492	MSCS	$368
11/13/19	Singapore Dollars	103,302	U.S. Dollars	74,506	MSCS	273
11/13/19	South African Rand	1,498,000	U.S. Dollars	98,060	MSCS	262
10/17/19	Japanese Yen	162,833,725	U.S. Dollars	1,507,635	SC	235
10/03/19	U.S. Dollars	198,962	Taiwan Dollars	6,167,324	MSCS	138
10/15/19	Russian Rubles	12,933,925	U.S. Dollars	198,905	MSCS	126
Subtotal Appreciation						$14,340,417
12/18/19	U.S. Dollars	199,594	New Zealand Dollars	318,168	MSCS	$(9)
10/17/19	South African Rand	3,984	U.S. Dollars	280	GSC	(18)
12/18/19	Euro	182,110	Hungarian Forint	61,076,991	MSCS	(66)
12/18/19	Romanian Leu	869,444	Euro	181,969	MSCS	(80)
10/30/19	U.S. Dollars	397,886	Taiwan Dollars	12,325,674	MSCS	(102)
11/13/19	U.S. Dollars	87,103	Hong Kong Dollars	683,119	MSCS	(112)
10/30/19	Taiwan Dollars	6,192,499	U.S. Dollars	200,126	MSCS	(174)
10/09/19	Indian Rupees	19,070,167	U.S. Dollars	269,315	MSCS	(285)
12/03/19	U.S. Dollars	267,445	Indian Rupees	19,070,167	MSCS	(341)
12/18/19	Hungarian Forint	60,730,806	Euro	181,454	MSCS	(347)
10/17/19	U.S. Dollars	573,481	Australian Dollars	849,639	CITI	(359)
10/07/19	U.S. Dollars	82,392	Mexican Pesos	1,635,544	MSCS	(382)
12/18/19	Euro	363,174	Czech Republic Koruna	9,420,218	MSCS	(416)
12/18/19	Norwegian Kroner	1,797,871	Euro	180,820	MSCS	(449)
12/18/19	New Zealand Dollars	313,639	Euro	179,866	MSCS	(518)
12/18/19	Euro	179,889	Swedish Kronor	1,936,952	MSCS	(561)
11/04/19	U.S. Dollars	159,225	Brazilian Reals	665,959	MSCS	(645)
11/13/19	U.S. Dollars	290,653	Australian Dollars	431,000	MSCS	(697)
12/18/19	Hungarian Forint	60,443,594	Polish Zloty	794,923	MSCS	(732)
12/18/19	U.S. Dollars	308,261	Thai Baht	9,437,099	MSCS	(780)
12/18/19	U.S. Dollars	1,013,467	Singapore Dollars	1,400,692	MSCS	(910)
11/25/19	U.S. Dollars	198,923	Indian Rupees	14,217,559	MSCS	(926)
12/18/19	Euro	180,984	Australian Dollars	295,307	MSCS	(1,320)
10/17/19	U.S. Dollars	568,735	South Korean Won	682,482,511	SS	(1,331)
12/18/19	Canadian Dollars	525,825	U.S. Dollars	398,795	MSCS	(1,358)
12/18/19	U.S. Dollars	795,857	Canadian Dollars	1,054,868	MSCS	(1,449)
11/13/19	New Zealand Dollars	306,327	U.S. Dollars	193,529	MSCS	(1,504)
12/18/19	U.S. Dollars	395,140	Mexican Pesos	7,928,421	MSCS	(1,525)
10/17/19	U.S. Dollars	3,376,142	Australian Dollars	5,001,079	GSC	(1,547)
10/09/19	Indonesian Rupiahs	1,680,431,448	U.S. Dollars	120,108	MSCS	(1,801)
11/06/19	Peruvian Nuevo Soles	1,017,519	U.S. Dollars	303,401	MSCS	(1,946)
12/18/19	U.S. Dollars	375,015	Turkish Lira	2,184,748	MSCS	(1,971)
12/18/19	Hungarian Forint	60,214,328	U.S. Dollars	199,024	MSCS	(2,039)
11/14/19	Japanese Yen	11,440,110	U.S. Dollars	108,322	MSCS	(2,191)
10/17/19	U.S. Dollars	1,181,612	Mexican Pesos	23,436,101	GSC	(2,315)
11/20/19	Canadian Dollars	754,800	U.S. Dollars	572,500	MSCS	(2,321)
10/17/19	U.S. Dollars	1,120,043	Canadian Dollars	1,486,857	CITI	(2,562)
10/07/19	Mexican Pesos	1,952,564	U.S. Dollars	101,717	MSCS	(2,899)
12/18/19	Australian Dollars	290,778	Canadian Dollars	264,342	MSCS	(3,037)
10/07/19	Norwegian Kroner	1,301,330	U.S. Dollars	146,160	MSCS	(3,100)
11/25/19	South Korean Won	1,229,246,753	U.S. Dollars	1,030,044	MSCS	(3,316)
12/04/19	British Pounds	743,277	U.S. Dollars	919,626	MSCS	(3,328)
10/17/19	Chilean Pesos	41,327,274	U.S. Dollars	60,286	CITI	(3,587)
10/17/19	U.S. Dollars	1,148,427	British Pounds	936,307	CITI	(3,684)
10/25/19	Chilean Pesos	285,269,660	U.S. Dollars	395,318	MSCS	(3,879)
10/17/19	Canadian Dollars	325,419	U.S. Dollars	249,723	RBC	(4,025)
11/13/19	U.S. Dollars	1,528,028	South African Rand	23,342,812	MSCS	(4,088)
10/17/19	U.S. Dollars	1,214,956	Canadian Dollars	1,614,665	GSC	(4,146)

See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/19	Euro	362,864	Canadian Dollars	532,517	MSCS	$(4,501)
12/18/19	Swiss Francs	1,598,381	Euro	1,475,249	MSCS	(4,923)
10/17/19	Czech Republic Koruna	40,386,343	U.S. Dollars	1,711,939	SS	(5,009)
11/20/19	Swiss Francs	307,073	U.S. Dollars	314,357	MSCS	(5,322)
12/18/19	Euro	1,013,704	Swiss Francs	1,107,000	MSCS	(5,385)
10/17/19	Swiss Francs	281,945	U.S. Dollars	288,454	RBC	(5,500)
12/18/19	Norwegian Kroner	3,568,660	U.S. Dollars	398,819	MSCS	(6,047)
12/18/19	Mexican Pesos	11,495,802	U.S. Dollars	581,314	MSCS	(6,171)
12/18/19	South African Rand	2,942,557	Euro	181,000	MSCS	(6,245)
10/17/19	Euro	142,341	U.S. Dollars	161,616	RBC	(6,253)
10/09/19	U.S. Dollars	499,324	Indonesian Rupiahs	7,183,109,255	MSCS	(6,388)
10/17/19	U.S. Dollars	4,871,525	Japanese Yen	526,901,776	JPM	(7,680)
12/18/19	Swedish Kronor	7,820,943	U.S. Dollars	806,747	MSCS	(7,814)
10/29/19	Czech Republic Koruna	6,810,782	U.S. Dollars	295,960	MSCS	(8,074)
12/18/19	Czech Republic Koruna	17,614,998	U.S. Dollars	753,818	MSCS	(8,191)
12/18/19	Norwegian Kroner	7,384,458	Canadian Dollars	1,087,227	MSCS	(9,019)
10/29/19	Hungarian Forint	56,351,309	U.S. Dollars	192,779	MSCS	(9,023)
12/18/19	Euro	369,665	Israeli Shekels	1,436,716	MSCS	(9,651)
12/18/19	Swedish Kronor	17,062,836	Euro	1,599,177	MSCS	(10,975)
10/17/19	Mexican Pesos	22,607,244	U.S. Dollars	1,155,081	CITI	(13,025)
10/02/19	U.S. Dollars	2,717,116	Brazilian Reals	11,346,959	MSCS	(13,834)
10/17/19	Swiss Francs	1,034,364	U.S. Dollars	1,051,953	JPM	(13,886)
10/30/19	Polish Zloty	1,409,464	U.S. Dollars	365,900	MSCS	(14,278)
10/17/19	U.S. Dollars	1,130,635	Mexican Pesos	22,667,196	SS	(14,449)
12/18/19	U.S. Dollars	1,175,228	Israeli Shekels	4,123,229	MSCS	(16,076)
12/18/19	Polish Zloty	8,865,753	Euro	2,032,802	MSCS	(16,108)
10/17/19	Czech Republic Koruna	26,717,221	U.S. Dollars	1,145,374	GSC	(16,170)
11/27/19	Euro	1,887,968	U.S. Dollars	2,083,683	MSCS	(16,986)
10/17/19	Japanese Yen	985,494,860	U.S. Dollars	9,143,069	SC	(17,209)
10/17/19	Canadian Dollars	2,173,979	U.S. Dollars	1,658,665	JPM	(17,270)
12/18/19	Euro	1,086,056	Japanese Yen	129,905,443	MSCS	(17,489)
10/17/19	Mexican Pesos	30,299,418	U.S. Dollars	1,548,512	GSC	(17,869)
10/17/19	U.S. Dollars	14,456,126	Japanese Yen	1,563,046,923	SS	(17,970)
12/18/19	New Zealand Dollars	1,118,785	U.S. Dollars	720,339	MSCS	(18,471)
10/02/19	Brazilian Reals	12,129,731	U.S. Dollars	2,937,933	MSCS	(18,589)
10/09/19	U.S. Dollars	1,303,237	Indian Rupees	93,711,881	MSCS	(18,790)
12/18/19	Swiss Francs	1,911,895	U.S. Dollars	1,948,384	MSCS	(18,829)
11/08/19	Colombian Pesos	4,870,072,032	U.S. Dollars	1,417,543	MSCS	(20,708)
10/17/19	U.S. Dollars	2,580,127	British Pounds	2,114,193	GSC	(21,357)
10/15/19	Russian Rubles	143,646,182	U.S. Dollars	2,234,406	MSCS	(23,932)
10/10/19	Colombian Pesos	2,560,906,224	U.S. Dollars	760,401	MSCS	(24,860)
10/17/19	Japanese Yen	969,387,477	U.S. Dollars	9,002,865	GSC	(26,162)
10/17/19	Australian Dollars	5,054,030	U.S. Dollars	3,439,918	CITI	(26,466)
12/18/19	Australian Dollars	3,463,973	U.S. Dollars	2,370,607	MSCS	(26,633)
10/17/19	Polish Zloty	4,499,141	U.S. Dollars	1,148,898	GSC	(26,685)
10/17/19	Australian Dollars	1,215,930	U.S. Dollars	848,172	SC	(26,943)
12/18/19	South African Rand	19,208,876	U.S. Dollars	1,282,301	MSCS	(27,120)
12/18/19	Japanese Yen	328,228,028	U.S. Dollars	3,082,343	MSCS	(28,392)
10/17/19	Norwegian Kroner	4,846,464	U.S. Dollars	561,876	JPM	(28,982)
10/17/19	Swiss Francs	2,384,019	U.S. Dollars	2,422,690	SS	(30,137)
12/18/19	Polish Zloty	6,599,415	U.S. Dollars	1,681,937	MSCS	(34,276)
03/05/20	U.S. Dollars	393,479	Egyptian Pounds	7,312,805	MSCS	(35,407)
12/18/19	Euro	2,641,912	U.S. Dollars	2,933,745	MSCS	(36,065)
10/17/19	U.S. Dollars	373,300	Egyptian Pounds	6,700,735	MSCS	(36,174)
10/17/19	Canadian Dollars	3,891,729	U.S. Dollars	2,975,080	SC	(36,752)
10/17/19	Australian Dollars	1,923,272	U.S. Dollars	1,336,095	SS	(37,133)
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/19	New Zealand Dollars	5,951,348	U.S. Dollars	3,768,125	SS	$(39,839)
10/17/19	Czech Republic Koruna	27,372,394	U.S. Dollars	1,204,665	CITI	(47,770)
10/01/19	Chilean Pesos	1,570,874,405	U.S. Dollars	2,204,489	MSCS	(50,097)
10/17/19	Swiss Francs	3,545,017	U.S. Dollars	3,614,930	SC	(57,222)
10/07/19	Swedish Kronor	11,390,294	U.S. Dollars	1,216,225	MSCS	(58,568)
10/17/19	Mexican Pesos	76,552,829	U.S. Dollars	3,928,687	SS	(61,450)
10/17/19	Japanese Yen	654,474,930	U.S. Dollars	6,123,160	CITI	(62,605)
10/17/19	South African Rand	16,957,298	U.S. Dollars	1,180,049	CITI	(63,107)
10/17/19	Chilean Pesos	772,197,240	U.S. Dollars	1,126,999	GSC	(67,587)
10/17/19	British Pounds	3,601,351	U.S. Dollars	4,499,993	CITI	(68,584)
10/17/19	Swedish Kronor	15,667,985	U.S. Dollars	1,664,417	JPM	(70,850)
10/17/19	Hungarian Forint	847,615,406	U.S. Dollars	2,835,504	GSC	(73,522)
10/17/19	Polish Zloty	6,573,235	U.S. Dollars	1,730,263	CITI	(90,713)
10/17/19	Euro	4,537,824	U.S. Dollars	5,053,867	CITI	(100,896)
10/17/19	Swedish Kronor	39,092,991	U.S. Dollars	4,095,300	GSC	(119,213)
10/17/19	Canadian Dollars	16,590,846	U.S. Dollars	12,652,567	CITI	(126,166)
10/17/19	Swiss Francs	8,967,373	U.S. Dollars	9,147,918	GSC	(148,444)
10/17/19	Euro	5,094,449	U.S. Dollars	5,726,411	SS	(165,892)
10/17/19	British Pounds	6,699,645	U.S. Dollars	8,432,240	RBC	(188,427)
10/17/19	British Pounds	8,185,217	U.S. Dollars	10,265,776	SS	(193,989)
10/17/19	Swiss Francs	14,166,743	U.S. Dollars	14,418,171	CITI	(200,716)
10/17/19	Brazilian Reals	24,732,932	U.S. Dollars	6,159,036	GSC	(214,169)
10/17/19	Euro	7,814,840	U.S. Dollars	8,762,176	GSC	(232,389)
10/17/19	Swedish Kronor	47,714,413	U.S. Dollars	5,100,746	SC	(247,787)
10/17/19	Canadian Dollars	31,772,939	U.S. Dollars	24,252,572	GSC	(263,405)
10/17/19	Euro	7,565,851	U.S. Dollars	8,539,103	SC	(281,084)
10/17/19	Brazilian Reals	15,493,574	U.S. Dollars	4,021,116	SS	(297,044)
10/17/19	British Pounds	16,018,571	U.S. Dollars	20,064,622	JPM	(354,010)
10/17/19	Norwegian Kroner	72,680,793	U.S. Dollars	8,399,449	SS	(407,812)
10/17/19	Norwegian Kroner	63,154,553	U.S. Dollars	7,402,862	RBC	(458,685)
10/17/19	Swedish Kronor	100,239,643	U.S. Dollars	10,750,078	RBC	(554,860)
10/17/19	Norwegian Kroner	163,753,836	U.S. Dollars	18,746,880	CITI	(741,280)
10/17/19	New Zealand Dollars	29,290,483	U.S. Dollars	19,207,836	CITI	(858,500)
10/17/19	Euro	29,291,208	U.S. Dollars	33,105,216	JPM	(1,134,280)
10/17/19	Norwegian Kroner	182,102,923	U.S. Dollars	21,163,367	GSC	(1,140,188)
10/17/19	Australian Dollars	57,167,249	U.S. Dollars	39,897,595	GSC	(1,287,291)
10/17/19	Swedish Kronor	390,499,794	U.S. Dollars	41,429,301	SS	(1,712,176)
10/17/19	New Zealand Dollars	46,393,038	U.S. Dollars	30,824,345	GSC	(1,760,930)
Subtotal Depreciation						$(15,060,378)
Total Forward Foreign Currency Contracts outstanding at September 30, 2019						$(719,961)
Swap agreements outstanding at September 30, 2019:
Reference Obligation	Payment Frequency	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Currency Swaps
Receive 3-Month LIBOR	Quarterly			USD	420,000
Pay Fixed 18.60%	Annually	12/18/2024	CITI	TRY	2,484,300	$(92,260)	$—	$(92,260)
						$(92,260)	$ —	$(92,260)

See Notes to Schedule of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	3/20/2021	MSCS	THB	102,030,000	$22,182	$304	$21,878
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	3/20/2021	BNP	THB	78,320,000	17,028	1,167	15,861
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	6/19/2021	BNP	THB	224,180,000	56,620	4,640	51,980
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	6/19/2021	DEUT	THB	55,870,000	14,111	—	14,111
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	6/19/2021	MSCS	THB	55,250,000	13,954	341	13,613
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	6/20/2021	BNP	THB	64,360,000	16,302	(161)	16,463
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	6/20/2021	MSCS	THB	49,950,000	12,652	(139)	12,791
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	6/20/2021	CITI	THB	28,930,000	7,328	—	7,328
6-Month THB FIX (Semiannually)	1.5% (Semiannually)	9/18/2021	CITI	THB	51,800,000	7,270	(1,325)	8,595
6-Month THB FIX (Semiannually)	1.5% (Semiannually)	9/18/2021	BOA	THB	51,620,000	7,244	137	7,107
6-Month THB FIX (Semiannually)	1.75% (Semiannually)	6/19/2024	BOA	THB	5,460,000	3,657	(346)	4,003
6-Month THB FIX (Semiannually)	1.50% (Semiannually)	12/18/2024	DEUT	THB	22,850,000	7,337	1,883	5,454
3-Month TELBOR (Quarterly)	1.41% (Annually)	12/18/2029	DEUT	ILS	3,165,000	41,144	—	41,144
3-Month TELBOR (Quarterly)	1.34% (Annually)	12/18/2029	BAR	ILS	2,560,000	28,799	—	28,799
Subtotal Appreciation						$255,628	$6,501	$249,127
6-Month THB FIX (Semiannually)	1.25% (Semiannually)	6/18/2021	CITI	THB	126,010,000	$(367)	$1,685	$(2,052)
Subtotal Depreciation						$(367)	$1,685	$(2,052)
Net Interest Rate Swaps outstanding at September 30, 2019						$255,261	$8,186	$247,075

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Monthly)	7.25% (Monthly)	1/2/2020	BRL	15,471,422	$24,020	$10,966	$13,054
6.50% (Quarterly)	3-Month JIBAR (Quarterly)	12/18/2020	ZAR	129,280,000	8,029	(671)	8,700
1-Day Brazil Cetip DI Interbank Deposit Rate (Monthly)	8.00% (Monthly)	1/4/2021	BRL	3,133,638	37,247	1,055	36,192
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	5.56% (Upon termination)	1/4/2021	BRL	3,931,276	6,242	—	6,242
1-Day COP-IBR-OIS (Quarterly)	5.00% (Quarterly)	3/20/2021	COP	13,467,975,000	49,562	2,972	46,590
6-Month CLP-TNA (Semiannually)	3.60% (Semiannually)	3/20/2021	CLP	1,566,750,000	63,730	6,095	57,635
6-Month THBFIX (Semiannually)	1.75% (Semiannually)	3/20/2021	THB	52,420,000	11,397	345	11,052
28-Day Mexico Interbank TIIE (Lunar)	7.60% (Lunar)	9/15/2021	MXN	15,210,000	13,155	7,648	5,507
28-Day Mexico Interbank TIIE (Lunar)	6.75% (Lunar)	12/15/2021	MXN	96,160,000	25,630	(4,808)	30,438
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/18/2021	USD	16,800,000	16,265	(19,364)	35,629
3-Month CDOR (Semiannually)	2.25% (Semiannually)	12/18/2021	CAD	23,820,000	151,644	128,736	22,908
See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month JIBAR (Quarterly)	6.75% (Quarterly)	12/18/2021	ZAR	56,430,000	$8,339	$761	$7,578
3-Month KWCDC (Quarterly)	1.25% (Quarterly)	12/18/2021	KRW	45,933,340,000	19,826	(14,975)	34,801
4.20% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	12/18/2021	COP	6,727,300,000	1,331	(230)	1,561
6-Month BUBOR (Semiannually)	0.80% (Annually)	12/18/2021	HUF	1,733,930,000	44,173	21,898	22,275
2.00% (Annually)	6-Month PRIBOR (Semiannually)	3/18/2022	CZK	58,230,000	189	(748)	937
28-Day Mexico Interbank TIIE (Lunar)	7.50% (Lunar)	9/14/2022	MXN	11,150,000	14,765	157	14,608
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	6.66% (Upon termination)	1/2/2023	BRL	20,616,061	119,573	70,033	49,540
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	6.85% (Upon termination)	1/2/2023	BRL	3,163,113	23,571	—	23,571
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.90% (Upon termination)	1/2/2023	BRL	2,569,105	49,047	(3,650)	52,697
1-Month LIBOR + .09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	40,700,000	5,445	651	4,794
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/18/2024	USD	7,360,000	(7,225)	(42,064)	34,839
3-Month CDOR (Semiannually)	2.25% (Semiannually)	12/18/2024	CAD	10,380,000	200,296	191,189	9,107
0.97% (Annually)	1-Day US Federal Fund Effective Rate (Annually)	6/30/2026	USD	19,810,000	341,124	330,547	10,577
6-Month ASX BBSW (Semiannually)	1.25% (Semiannually)	12/18/2026	AUD	3,080,000	30,061	16,046	14,015
6-Month LIBOR (Semiannually)	0.50% (Semiannually)	3/22/2028	JPY	283,540,000	65,916	59,751	6,165
6-Month LIBOR (Semiannually)	1.05% (Annually)	8/7/2028	CHF	4,260,000	299,878	193,220	106,658
3-Month LIBOR (Quarterly)	2.80% (Semiannually)	2/12/2029	USD	4,920,000	269,114	82,967	186,147
6-Month EURIBOR (Semiannually)	1.20% (Annually)	2/12/2029	EUR	5,090,000	339,121	122,590	216,531
3-Month LIBOR (Quarterly)	1.30% (Semiannually)	5/15/2029	USD	11,400,000	(249,892)	(415,963)	166,071
1.50% (Annually)	6-Month EURIBOR (Semiannually)	6/19/2029	EUR	4,940,000	(400,314)	(415,321)	15,007
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	6/19/2029	GBP	1,860,000	(117,527)	(117,527)	—
3-Month CDOR (Semiannually)	3.00% (Semiannually)	6/19/2029	CAD	3,850,000	162,921	122,998	39,923
3-Month LIBOR (Quarterly)	2.01% (Semiannually)	8/2/2029	USD	34,640,000	982,077	246,206	735,871
6-Month EURIBOR (Semiannually)	0.28% (Annually)	9/17/2029	EUR	3,490,000	35,648	(3,495)	39,143
3-Month JIBAR (Quarterly)	8.78% (Quarterly)	9/18/2029	ZAR	46,720,000	14,154	(3,863)	18,017
6.70% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/5/2029	MXN	20,450,000	6,134	628	5,506
1-Day COP-IBR-OIS (Quarterly)	5.30% (Quarterly)	12/18/2029	COP	1,948,975,000	2,160	(146)	2,306
3-Month CDOR (Semiannually)	2.50% (Semiannually)	12/18/2029	CAD	1,830,000	95,865	86,432	9,433
3-Month JIBAR (Quarterly)	8.00% (Quarterly)	12/18/2029	ZAR	11,220,000	15,614	13,071	2,543
6-Month ASX BBSW (Semiannually)	1.25% (Semiannually)	12/18/2029	AUD	14,790,000	52,712	(7,586)	60,298
6-Month BUBOR (Annually)	2.50% (Semiannually)	12/18/2029	HUF	161,350,000	60,188	47,530	12,658
6-Month SGD SOR (Semiannually)	1.75% (Semiannually)	12/18/2029	SGD	1,010,000	4,140	(48)	4,188
6-Month NIBOR (Semiannually)	2.00% (Annually)	3/19/2030	NOK	5,220,000	7,675	4,587	3,088
1.75% (Annually)	6-Month EURIBOR (Semiannually)	6/20/2039	EUR	470,000	(63,096)	(66,351)	3,255
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	6/20/2039	GBP	1,150,000	(129,225)	(146,244)	17,019
1.50% (Annually)	6-Month EURIBOR (Semiannually)	6/15/2049	EUR	1,160,000	(148,286)	(161,162)	12,876
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	6/15/2049	GBP	750,000	(86,044)	(91,168)	5,124
Subtotal Appreciation					$2,476,369	$253,695	$2,222,674
0.73% (Annually)	1-Day SONIO (Annually)	11/7/2019	GBP	22,980,000	$(1,334)	$—	$(1,334)
8.36% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	3/18/2020	MXN	202,000,000	(32,580)	(1,615)	(30,965)
0.05% (Annually)	3-Month STIBOR (Quarterly)	3/18/2021	SEK	145,330,000	(4,432)	435	(4,867)
1-Day US Federal Fund Effective Rate (Annually)	1.29% (Annually)	9/15/2021	USD	29,200,000	(1,001)	3,240	(4,241)
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/18/2021	USD	12,100,000	(47,704)	(20,951)	(26,753)
1-Day CLP-TNA (Semiannually)	1.65% (Semiannually)	12/18/2021	CLP	3,471,950,000	(2,530)	—	(2,530)
1-Day MIBOR (Semiannually)	4.75% (Semiannually)	12/18/2021	INR	325,570,000	(15,474)	(9,135)	(6,339)

See Notes to Schedule of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.75% (Annually)	6-Month WIBOR (Semiannually)	3/18/2022	PLN	38,080,000	$(15,691)	$(8,865)	$(6,826)
0.05% (Annually)	3-Month STIBOR (Quarterly)	12/18/2024	SEK	32,260,000	(12,400)	(6,544)	(5,856)
1.86% (Annually)	6-Month WIBOR (Semiannually)	12/18/2024	PLN	31,370,000	(81,575)	(38,297)	(43,278)
5.25% (Semiannually)	1-Day MIBOR (Semiannually)	12/18/2024	INR	22,700,000	(1,889)	963	(2,852)
6-Month ASX BBSW (Semiannually)	1.25% (Semiannually)	12/18/2024	AUD	3,930,000	41,676	43,388	(1,712)
7-Day CFETS Repo Rate (Quarterly)	3.00% (Quarterly)	12/18/2024	CNY	16,340,000	7,852	9,823	(1,971)
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	12/18/2026	GBP	1,600,000	(122,024)	(92,432)	(29,592)
0.30% (Annually)	6-Month EURIBOR (Semiannually)	8/3/2028	EUR	3,660,000	(71,834)	(40,608)	(31,226)
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	2/12/2029	GBP	7,950,000	(400,412)	(111,749)	(288,663)
3-Month KWCDC (Quarterly)	1.75% (Quarterly)	6/19/2029	KRW	2,412,440,000	48,588	64,904	(16,316)
0.90% (Semiannually)	6-Month LIBOR (Semiannually)	9/13/2029	GBP	2,610,000	(33,813)	4,923	(38,736)
0.40% (Annually)	3-Month STIBOR (Quarterly)	12/18/2029	SEK	29,050,000	(37,451)	8,932	(46,383)
0.75% (Annually)	6-Month EURIBOR (Semiannually)	12/18/2029	EUR	1,160,000	(114,919)	(111,535)	(3,384)
1.25% (Quarterly)	3-Month KWCDC (Quarterly)	12/18/2029	KRW	1,228,300,000	(2,868)	(2,845)	(23)
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	12/18/2029	GBP	2,350,000	(243,292)	(179,882)	(63,410)
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/18/2029	USD	1,250,000	7,478	20,700	(13,222)
1.75% (Annually)	6-Month PRIBOR (Semiannually)	12/18/2029	CZK	53,280,000	(94,032)	(65,464)	(28,568)
1.75% (Annually)	6-Month NIBOR (Semiannually)	12/18/2029	NOK	41,110,000	(22,333)	(15,404)	(6,929)
1.75% (Quarterly)	3-Month HIBOR (Quarterly)	12/18/2029	HKD	6,070,000	(4,364)	(3,368)	(996)
1-Day CLP-TNA (Semiannually)	2.50% (Semiannually)	12/18/2029	CLP	346,125,000	(3,955)	912	(4,867)
2.50% (Annually)	6-Month WIBOR (Semiannually)	12/18/2029	PLN	5,805,000	(113,903)	(64,794)	(49,109)
1.75% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	3/19/2030	NZD	1,820,000	(10,959)	(809)	(10,150)
1.75% (Semiannually)	6-Month ASX BBSW (Semiannually)	3/19/2030	AUD	1,690,000	(12,846)	(7,211)	(5,635)
6-Month LIBOR (Semiannually)	1.25% (Semiannually)	6/14/2038	JPY	235,380,000	174,109	212,730	(38,621)
3-Month LIBOR (Quarterly)	3.00% (Semiannually)	6/20/2039	USD	590,000	54,865	55,132	(267)
1.48% (Semiannually)	3-Month LIBOR (Quarterly)	5/15/2045	USD	12,900,000	623,624	1,132,074	(508,450)
3-Month LIBOR (Quarterly)	2.75% (Semiannually)	6/15/2049	USD	670,000	44,687	45,565	(878)
6-Month LIBOR (Semiannually)	1.00% (Semiannually)	6/15/2049	JPY	355,210,000	115,603	173,695	(58,092)
2.23% (Quarterly)	3-Month LIBOR (Semiannually)	8/2/2052	USD	9,230,000	(1,058,747)	(226,857)	(831,890)
Subtotal Depreciation					$(1,445,880)	$769,051	$(2,214,931)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2019					$1,030,489	$1,022,746	$7,743

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Republic of Columbia 11.00% Maturity 7/24/2020	10/11/2019	BOA	COP	5,609,300,000	$1,876	$—	$1,876
Republic of Columbia 6.25% Maturity 11/26/2025	10/11/2019	DEUT	COP	1,862	—	—	—
Enbridge, Inc.; Floating financing rate: 1-Month LIBOR + 0.45%	8/3/2020	CITI	USD	3,005,076	58,777	—	58,777
UGI Corporation; Floating financing rate: 1-Month LIBOR - 0.40%	8/3/2020	CITI	USD	649,488	30,583	—	30,583
Subtotal Appreciation					$91,236	$ —	$91,236

See Notes to Schedule of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
AmeriGas Partners LP; Floating financing rate: 1-Month LIBOR + 0.75%	8/3/2020	CITI	USD	806,662	$(107,641)	$—	$(107,641)
Buckeye Partners LP; Floating rate index: 1-Month LIBOR + 0.75%	8/3/2020	CITI	USD	1,558,133	(45,614)	—	(45,614)
Enbridge, Inc.; Floating financing rate: 1-Month LIBOR	8/3/2020	CITI	USD	211,124	(5,271)	—	(5,271)
Enbridge, Inc.; Floating financing rate: 1-Month LIBOR + 0.45%	8/3/2020	CITI	USD	9,175	(79)	—	(79)
Subtotal Depreciation					$(158,605)	$ —	$(158,605)
Net Total Return Swaps outstanding at September 30, 2019					$(67,369)	$ —	$(67,369)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$11,620,628	$—	$11,620,628	$—
Common Stocks	49,550,530	49,550,530	—	—
Corporate Bonds	106,630,345	—	106,630,345	—
Foreign Bonds	14,939,582	—	14,939,582	—
Foreign Common Stocks	1,021,982	1,021,982	—	—
Loan Agreements	5,329,793	—	5,329,793	—
Money Market Funds	109,070,351	109,070,351	—	—
Mortgage-Backed Securities	6,224,955	—	6,224,955	—
Mutual Funds	1,315,757	1,315,757	—	—
Purchased Options:
Call Option	20,473	20,473	—	—
Put Options	67,425	67,425	—	—
Total Purchased Options	87,898	87,898	—	—
U.S. Treasury Obligations	71,795,643	—	71,795,643	—
Total Assets - Investments in Securities	$377,587,464	$161,046,518	$216,540,946	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$14,340,417	$—	$14,340,417	$—
Futures Contracts	702,125	702,125	—	—
Swap Agreements	2,563,037	—	2,563,037	—
Total Assets - Other Financial Instruments	$17,605,579	$702,125	$16,903,454	$ —

See Notes to Schedule of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short:
Health Care	$(3,561,003)	$(3,525,341)	$—	$(35,662)
Other^^	(12,371,095)	(12,371,095)	—	—
Total Common Stocks Sold Short	(15,932,098)	(15,896,436)	—	(35,662)
Foreign Common Stocks Sold Short	(964,595)	(964,595)	—	—
Mutual Funds Sold Short	(7,763,555)	(7,763,555)	—	—
Written Options:
Call Options	(234,945)	(234,945)	—	—
Put Options	(273,467)	(273,467)	—	—
Total Written Options	(508,412)	(508,412)	—	—
Total Liabilities - Investments in Securities	$(25,168,660)	$(25,132,998)	$ —	$(35,662)
Other Financial Instruments***
Forward Foreign Currency Contracts	$(15,060,378)	$—	$(15,060,378)	$—
Futures Contracts	(376,974)	(376,974)	—	—
Swap Agreements	(2,467,848)	—	(2,467,848)	—
Total Liabilities - Other Financial Instruments	$(17,905,200)	$(376,974)	$(17,528,226)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap agreements outstanding" disclosures.
^^	Classifications as defined in the Schedule of Investments.
There were no transfers to or from Level 3 during the period ended September 30, 2019.
See Notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1.  VALUATION OF SECURITIES
Each series of GuideStone Funds (each, a “Fund” and collectively, the “Funds”), except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The Valuation Committee is comprised of individuals from GuideStone Capital Management (“GSCM”) who previously have been identified to the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.
Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.
Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.
Investments in open-end mutual funds, including the Guidestone Select Funds, the Northern Institutional Liquid Assets Portfolio and the Northern Institutional U.S. Governmental Portfolio are valued at their closing NAV each business day.
Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.
Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.
Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).
To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing may materially vary from the actual amounts realized upon sale of the securities.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Intercontinental Exchange (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ICE in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ICE.
The Target Date and Target Risk Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Fund.
The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the requirements of U.S. GAAP, the amounts of transfers in and out of level 3, if material, are disclosed in the Note to Schedule of Investments for each respective fund.
a. Fixed Income Securities
The Fixed Income Funds and the Strategic Alternatives Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.
“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.
The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.
U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
b. Foreign Currency Translations
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
c. Loan Participations
The Fixed Income Funds, Defensive Market Strategies Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
The Fixed Income Funds, Defensive Market Strategies Fund, and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense. There were no commitments at September 30, 2019.
d. REITs
The Fixed Income Funds and the Equity Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.
Dividend income from REITs is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

e. Repurchase Agreements
Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
f. Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.
The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund was involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund's assets. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.
At September 30, 2019, the values of securities sold short in the International Equity Fund and Strategic Alternatives Fund amounted to $62,055,162 and $24,660,248, respectively.
g. Security Transactions
Security transactions are accounted for on the date securities are purchased or sold (the trade date).
h. Synthetic Convertible Instruments
The Defensive Market Strategies Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities are pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.
Foreign Currency Options and Futures — The Fixed Income Funds, Strategic Alternatives Fund and Defensive Market Strategies Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.
Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap agreement amounts. The Funds bear the market risk arising from any change in index values or interest rates.
Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements, such as total return swaps. The Equity Funds may enter into equity swap agreements, and the International Equity Fund and Emerging Markets Equity Fund may also enter into cross-currency swap agreements. The Fixed Income Funds may enter into interest rate, credit default, and cross-currency swap agreements. The Strategic Alternatives Fund may enter into equity and interest rate swap agreements.
Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.
Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gains or losses.
Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended September 30, 2019, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.
Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A

Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default. At September 30, 2019, there were no investments in CDS agreements on asset-backed securities.
CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.

CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.
FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.
Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap agreements may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows. At September 30, 2019, there were no cross-currency swap agreements.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.
Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.
Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement. At September 30, 2019, there were no forward rate agreements.
Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets. At September 30, 2019, there were no variance swap agreements.
Derivative Holdings Categorized by Risk Exposure
FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 9/30/19	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$359,158	$—	$359,158	$—	$—
Futures	280,402	280,402	—	—	—
Totals	$639,560	$280,402	$359,158	$—	$—
Medium-Duration Bond
Forwards	$1,767,362	$—	$1,767,362	$—	$—
Futures	3,750,179	3,750,179	—	—	—
Purchased Options	977,207	375,767	601,440	—	—
Swaps	4,866,227	4,362,356	—	503,871	—
Totals	$11,360,975	$8,488,302	$2,368,802	$503,871	$—
Global Bond
Forwards	$274,284	$—	$274,284	$—	$—
Futures	212,031	212,031	—	—	—
Purchased Options	98,617	—	98,617	—	—
Totals	$584,932	$212,031	$372,901	$—	$—
Defensive Market Strategies
Forwards	$237,036	$—	$237,036	$—	$—
Futures	274,011	—	—	—	274,011
Totals	$511,047	$—	$237,036	$—	$274,011
Value Equity
Forwards	$708,363	$—	$708,363	$—	$—
International Equity
Forwards	$1,681,165	$—	$1,681,165	$—	$—
Futures	704,568	—	—	—	704,568
Swaps	77,762	—	—	—	77,762
Totals	$2,463,495	$—	$1,681,165	$—	$782,330
Emerging Markets Equity
Forwards	$1,804,965	$—	$1,804,965	$—	$—
Futures	518,087	—	—	—	518,087
Swaps	93,178	—	—	—	93,178
Totals	$2,416,230	$—	$1,804,965	$—	$611,265
Strategic Alternatives
Forwards	$14,340,417	$—	$14,340,417	$—	$—
Futures	702,125	702,125	—	—	—
Purchased Options	87,898	—	—	—	87,898
Swaps	2,563,037	2,471,801	—	—	91,236
Totals	$17,693,477	$3,173,926	$14,340,417	$—	$179,134

	Liabilities Derivative Value
Fund	Total Value at 9/30/19	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$44,857	$19,494	$—	$—	$25,363
MyDestination 2025
Futures	$200,931	$72,578	$—	$—	$128,353
MyDestination 2035
Futures	$184,266	$35,037	$—	$—	$149,229
MyDestination 2045
Futures	$154,903	$12,474	$—	$—	$142,429
MyDestination 2055
Futures	$36,258	$2,269	$—	$—	$33,989
Conservative Allocation
Futures	$28,834	$11,382	$—	$—	$17,452
Balanced Allocation
Futures	$254,239	$83,148	$—	$—	$171,091
Growth Allocation
Futures	$218,073	$24,547	$—	$—	$193,526
Aggressive Allocation
Futures	$189,894	$—	$—	$—	$189,894
Low-Duration Bond
Forwards	$266,889	$—	$266,889	$—	$—
Futures	808,975	808,975	—	—	—
Written Options	63,873	57,057	—	6,816	—
Swaps	635,135	598,020	—	37,115	—
Totals	$1,774,872	$1,464,052	$266,889	$43,931	$—
Medium-Duration Bond
Forwards	$2,750,800	$—	$2,750,800	$—	$—
Futures	5,281,255	5,281,255	—	—	—
Written Options	1,179,353	1,100,673	78,680	—	—
Swaps	21,187,502	21,072,227	—	115,275	—
Totals	$30,398,910	$27,454,155	$2,829,480	$115,275	$—
Global Bond
Forwards	$1,503,165	$—	$1,503,165	$—	$—
Futures	1,349	1,349	—	—	—
Totals	$1,504,514	$1,349	$1,503,165	$—	$—
Defensive Market Strategies
Forwards	$1,025	$—	$1,025	$—	$—
Written Options	770,837	—	—	—	770,837
Totals	$771,862	$—	$1,025	$—	$770,837
Equity Index
Futures	$661,838	$—	$—	$—	$661,838

	Liabilities Derivative Value
Fund	Total Value at 9/30/19	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Value Equity
Forwards	$16,992	$—	$16,992	$—	$—
Futures	155,009	—	—	—	155,009
Totals	$172,001	$—	$16,992	$—	$155,009
Growth Equity
Futures	$344,245	$—	$—	$—	$344,245
Small Cap Equity
Futures	$558,250	$—	$—	$—	$558,250
International Equity Index
Futures	$144,990	$—	$—	$—	$144,990
International Equity
Forwards	$831,421	$—	$831,421	$—	$—
Futures	277,221	—	—	—	277,221
Swaps	239,266	—	—	—	239,266
Totals	$1,347,908	$—	$831,421	$—	$516,487
Emerging Markets Equity
Forwards	$940,111	$—	$940,111	$—	$—
Futures	800,943	—	—	—	800,943
Swaps	32,828	—	—	—	32,828
Totals	$1,773,882	$—	$940,111	$—	$833,771
Global Real Estate Securities
Futures	$131,799	$—	$—	$—	$131,799
Strategic Alternatives
Forwards	$15,060,378	$—	$15,060,378	$—	$—
Futures	376,974	376,974	—	—	—
Written Options	508,412	—	—	—	508,412
Swaps	2,467,848	2,216,983	92,260	—	158,605
Totals	$18,413,612	$2,593,957	$15,152,638	$—	$667,017
Volume of Derivative Transactions
The table below summarizes the average balance of derivative holdings by fund during the period ended September 30, 2019. The average balance of derivatives held is indicative of the trading volume of each Fund.
	Long Derivative Volume
Fund	Forward Foreign Currency Contracts	Financial Futures Contracts	Purchased Option Contracts	Swap Contracts
MyDestination 2015	$ —	$5,681,378	$ —	$ —
MyDestination 2025	—	19,410,264	—	—
MyDestination 2035	—	17,859,130	—	—
MyDestination 2045	—	12,307,823	—	—
MyDestination 2055	—	3,833,826	—	—

	Long Derivative Volume
Fund	Forward Foreign Currency Contracts	Financial Futures Contracts	Purchased Option Contracts	Swap Contracts
Conservative Allocation	$—	$7,541,348	$—	$—
Balanced Allocation	—	26,527,627	—	—
Growth Allocation	—	22,130,317	—	—
Aggressive Allocation	—	18,758,338	—	—
Low-Duration Bond	45,888,452	538,401,937	64,520	133,616,695
Medium-Duration Bond	161,345,973	931,824,747	2,273,982	735,765,852
Global Bond	34,837,509	6,369,049	36,717	—
Defensive Market Strategies	23,776,259	—	—	—
Equity Index	—	65,600,375	—	—
Value Equity	—	33,968,523	—	—
Growth Equity	—	52,400,126	—	—
Small Cap Equity	—	19,671,560	—	—
International Equity Index	—	30,918,426	—	—
International Equity	149,124,122	96,641,486	—	144,632,759
Emerging Markets Equity	100,585,775	50,616,456	—	81,347,836
Global Real Estate Securities	—	8,878,455	—	—
Strategic Alternatives	617,104,564	48,944,150	341,084	235,845,012

	Short Derivative Volume
Fund	Forward Foreign Currency Contracts	Financial Futures Contracts	Written Option Contracts	Swap Contracts
Low-Duration Bond	$ 10,256,057	$ 280,310,833	$ 249,929	$ 129,550,000
Medium-Duration Bond	107,364,228	576,034,949	2,769,089	372,599,269
Global Bond	69,876,256	28,320,047	—	—
Defensive Market Strategies	696,148	11,475,231	989,344	—
International Equity	145,963,621	38,614,714	—	52,649,099
Emerging Markets Equity	112,768,527	10,927,459	—	3,214,120
Strategic Alternatives	627,125,268	73,097,699	789,330	291,797,772
3.  SECURITIES LENDING
Through an agreement with Northern Trust (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. When loaning securities, the Select Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Select Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities.
The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis and the market value of the securities loaned is determined at the close of each business day. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral, as such, this amount is not presented on the Funds’ Schedules of Investments. At September 30, 2019, the market values of loaned securities and collateral received were as follows:
Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$79,417,502	$75,768,634	$5,324,870	$81,093,504
Medium-Duration Bond	67,147,104	57,115,248	11,624,280	68,739,528
Extended-Duration Bond	24,715,633	21,789,838	3,462,620	25,252,458
Global Bond	76,977,696	66,345,425	12,459,403	78,804,828
Defensive Market Strategies	48,849,819	34,488,604	15,587,129	50,075,733
Equity Index	82,720,989	84,612,143	160,144	84,772,287
Value Equity	76,050,556	64,507,175	13,418,446	77,925,621
Growth Equity	161,370,950	155,797,246	9,132,121	164,929,367
Small Cap Equity	124,381,792	112,483,270	15,308,843	127,792,113
International Equity Index	25,493,409	23,918,145	3,031,293	26,949,438
International Equity	8,026,605	2,770,580	5,633,364	8,403,944
Emerging Markets Equity	5,934,605	4,397,646	1,744,843	6,142,489
Global Real Estate Securities	23,609,319	24,314,573	—	24,314,573
Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
4.  INVESTMENT TRANSACTIONS
For the September 30, 2019, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:
	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S Government Obligations
Fund	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2015	$—	$—	$—	$—
MyDestination 2025	—	—	—	—
MyDestination 2035	—	—	—	—
MyDestination 2045	—	—	—	—
MyDestination 2055	—	—	—	—
Conservative Allocation	—	—	—	—
Balanced Allocation	—	—	—	—
Growth Allocation	—	—	—	—
Aggressive Allocation	—	—	—	—

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S Government Obligations
Fund	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
Money Market	$—	$—	$—	$—
Low-Duration Bond	—	—	—	—
Medium-Duration Bond	—	—	—	—
Extended-Duration Bond	—	—	—	—
Global Bond	—	—	—	—
Defensive Market Strategies	—	—	—	—
Equity Index	—	—	—	—
Value Equity	—	—	—	—
Growth Equity	—	—	—	—
Small Cap Equity	—	—	—	—
International Equity Index	—	—	—	—
International Equity	—	—	—	—
Emerging Markets Equity	—	—	—	—
Global Real Estate Securities	—	—	—	—
Strategic Alternatives	—	—	—	—
5.  MARKET AND CREDIT RISK
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).
Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.
If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.
The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
Each Fund may face potential risks associated with the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. On March 29, 2017, Prime Minister Theresa May provided the European Council formal notification of the United Kingdom's intention to withdraw from the EU pursuant to Article 50 of the Treaty of Lisbon. This formal notification began a two-year period of negotiations about the terms of the United Kingdom's exit from the EU, which has since been further extended. The effect on the United Kingdom's economy will likely depend on the nature of trade relations with the EU, which are matters to be negotiated. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.
6.  RECENT PRONOUNCEMENTS
In August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), "Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of the Accounting Standards Codification 820 ("ASC 820"). The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of the ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.
7.  REGULATORY EXAMINATIONS
Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.
8.  SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.